UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end:            Registrant is making a filing for 17 of its series, Wells Fargo Advantage Growth Balanced Fund, Wells Fargo Advantage Moderate Balanced Fund, Wells Fargo Advantage C&B Large Cap Value Fund, Wells Fargo Advantage Diversified Equity Fund, Wells Fargo Advantage Emerging Growth Fund, Wells Fargo Advantage Index Fund, Wells Fargo Advantage International Value Fund, Wells Fargo Advantage Small Company Growth Fund, Wells Fargo Advantage Small Company Value Fund, Wells Fargo Advantage Core Bond Fund, Wells Fargo Advantage Inflation-Protected Bond Fund, Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio, Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio, Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio, Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio, Wells Fargo Advantage WealthBuilder Equity Portfolio, and Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio. Each series had a May 31 fiscal year end.

Date of reporting period: November 30, 2013

ITEM 1.	REPORT TO STOCKHOLDERS

Wells Fargo Advantage Allocation Funds

Semi-Annual Report

November 30, 2013

■	Wells Fargo Advantage Growth Balanced Fund

■	Wells Fargo Advantage Moderate Balanced Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of November 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Funds disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Allocation Funds	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Equity returns were bolstered by positive economic growth and accommodative monetary policies in many countries. Many fixed-income returns were modestly positive because interest rates stabilized and credit conditions were favorable, enabling lower-quality bonds to do well.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Allocation Funds for the six-month period that ended November 30, 2013. Equity returns were bolstered by positive economic growth and accommodative monetary policies in many countries. Many fixed-income returns were modestly positive because interest rates stabilized and credit conditions were favorable, enabling lower-quality bonds to do well.

Economic growth was no longer a negative for investors.

Fears of a stalling U.S. economy, a eurozone recession, and a hard landing in China were largely erased. The U.S. economy grew modestly during the past six months. Broadly speaking, the U.S. saw gains in business investment and housing alongside some drag from government spending. Employment trended in the right direction, with the unemployment rate declining, though still higher than satisfactory levels. Meanwhile, monetary policy remained accommodative throughout the period. At the end of November 2013, the federal funds rate remained near zero and the quantitative easing program continued at the rate of $85 billion per month.

In other parts of the world, the eurozone ended its recession and began registering positive growth. While Germany was the healthiest of the eurozone economies, many of the troubled southern countries—such as Spain and Portugal—began growing again or showed significantly improved growth trends. Another sign of healing was that yields on government debt in Europe’s peripheral countries declined. Japan, meanwhile, continued its recovery. Emerging markets growth was mixed, but China’s growth appeared to stabilize. Meanwhile, the European Central Bank kept its monetary policy accommodative, lowering its short-term interest rates from 0.50% to 0.25% in November 2013.

Investor optimism resulted in positive equity returns.

Investor confidence grew during the period as economic concerns lessened. Stock markets also benefited from easy monetary policies and resolutions of political problems, such as the end of the U.S. government shutdown. As a result, the S&P 500 Index1 returned 11.91% for the six-month period that ended November 30, 2013. The index also managed to end higher than 1,800, a level typically considered a threshold for investor optimism. Meanwhile, the MSCI ACWI ex USA (Net)2, a measure of non-U.S. developed country equities, returned 9.37% during the six-month period that ended November 30, 2013.

Bond markets struggled to return to positive territory.

During the six months ended November 30, 2013, most categories of non-U.S. Treasury bonds managed to earn positive returns. However, it was a volatile path to positive results, and U.S. Treasury bonds did not manage to claw back into positive territory. June 2013 was a difficult month for bonds because yields increased in response to Federal Reserve Chairman Bernanke’s comments about the scaling back of its bond-buying program. Interest rates then stabilized, and

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

2.	The Morgan Stanley Capital International All Country World Index ex USA (Net) (MSCI ACWI ex USA (Net)) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed or produced by MSCI.

Letter to shareholders (unaudited)	Wells Fargo Advantage Allocation Funds	3

investment-grade and high-yield bond markets began generating positive returns. U.S. Treasury bonds bore the brunt of the interest-rate increase, while bonds in lower-tier credit categories benefited from a yield cushion and investor appetite for equity-correlated returns.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

4	Wells Fargo Advantage Allocation Funds	Performance highlights (unaudited)

Wells Fargo Advantage Growth Balanced Fund1

Investment objective

The Fund seeks total return, consisting of capital appreciation and current income.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Subadvisers for master portfolios

Artisan Partners Limited Partnership

Cooke & Bieler, L.P.

Galliard Capital Management, Inc.

Golden Capital Management, LLC

LSV Asset Management

Peregrine Capital Management, Inc.

Phocas Financial Corporation

Wells Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA, FRM

Thomas C. Biwer, CFA

Christian L. Chan, CFA

Andrew Owen, CFA

Erik J. Sens, CFA

Average annual total returns (%) as of November 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFGBX)	10-14-1998	16.69	13.78	5.49	23.81	15.14	6.12	1.39	1.20
Class B (NVGRX)*	10-1-1998	17.89	14.04	5.56	22.89	14.28	5.56	2.14	1.95
Class C (WFGWX)	10-1-1998	21.93	14.29	5.32	22.93	14.29	5.32	2.14	1.95
Administrator Class (NVGBX)	11-11-1994	–	–	–	24.17	15.43	6.39	1.23	0.95
Growth Balanced Composite Index[4]	–	–	–	–	18.59	13.62	7.16	–	–
Barclays U.S. Aggregate Bond Index[5]	–	–	–	–	(1.61)	5.33	4.71	–	–
MSCI EAFE Index (Net) (USD)[6]	–	–	–	–	24.84	13.42	7.56	–	–
Russell 1000® Growth Index[7]	–	–	–	–	29.74	20.14	7.89	–	–
Russell 1000® Value Index[8]	–	–	–	–	31.92	16.40	7.96	–	–
Russell 2000® Index[9]	–	–	–	–	40.99	20.97	9.08	–	–
S&P 500 Index[10]	–	–	–	–	30.30	17.60	7.69	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, mortgage- and asset-backed securities risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Allocation Funds	5

Wells Fargo Advantage Growth Balanced Fund (continued)

Ten largest long-term holdings[11] (%) as of November 30, 2013
Apple Incorporated	1.14
Google Incorporated	1.06
Exxon Mobil Corporation	0.81
Johnson & Johnson	0.64
Amazon.com, Incorporated	0.63
FNMA, 6.25%, 5-25-2042	0.59
Bank of America Corporation	0.57
FNMA, 3.50%, 9-1-2032	0.56
JPMorgan Chase & Company	0.56
FNMA, 5.25%, 5-25-2020	0.55

Neutral target allocation[12] as of November 30, 2013

Current target allocation[12] as of November 30, 2013

1.	The Fund is a gateway blended fund that invests all of its assets in two or more master portfolios of the Wells Fargo Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through September 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolios are included in the cap. Without this cap, the Fund’s returns would have been lower.

4.	Source: Wells Fargo Funds Management, LLC. The Growth Balanced Composite Index is weighted 35% in the Barclays U.S. Aggregate Bond Index, 16.25% in the Russell 1000® Value Index, 16.25% in the S&P 500 Index, 16.25% in the Russell 1000® Growth Index, 9.75% in the MSCI EAFE Index (Net) (USD), and 6.50% in the Russell 2000® Index. You cannot invest directly in an index.

5.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays U.S. Government/Credit Index and the Barclays U.S. Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

6.	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (Net) (USD) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. Calculations for EAFE use net dividends, which reflect the deduction of withholding taxes. You cannot invest directly in an index.

7.	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.

8.	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.

9.	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

10.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

11.	The ten largest long-term holdings are calculated based on the value of the securities of the master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

12.	Target allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of target allocations. Neutral target allocation is the target allocation of the Fund as stated in the Fund’s prospectus. Current target allocation is the current allocation of the Fund based on the Tactical Asset Allocation (TAA) Model as of the date specified.

6	Wells Fargo Advantage Allocation Funds	Performance highlights (unaudited)

Wells Fargo Advantage Moderate Balanced Fund1

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Subadvisers for master portfolios

Artisan Partners Limited Partnership

Cooke & Bieler, L.P.

Galliard Capital Management, Inc.

Golden Capital Management, LLC

LSV Asset Management

Peregrine Capital Management, Inc.

Phocas Financial Corporation

Wells Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA, FRM

Thomas C. Biwer, CFA

Christian L. Chan, CFA

Andrew Owen, CFA

Erik J. Sens, CFA

Average annual total returns2 (%) as of November 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (WFMAX)	1-30-2004	7.74	10.27	4.66	14.32	11.58	5.28	1.36	1.15
Class B (WMOBX)*	1-30-2004	8.49	10.48	4.72	13.49	10.74	4.72	2.11	1.90
Class C (WFBCX)	1-30-2004	12.47	10.74	4.49	13.47	10.74	4.49	2.11	1.90
Administrator Class (NVMBX)	11-11-1994	–	–	–	14.64	11.86	5.54	1.20	0.90
Moderate Balanced Composite Index[5]	–	–	–	–	10.76	9.76	5.95	–	–
Barclays Short Treasury: 9-12 Months Index[6]	–	–	–	–	0.27	0.58	2.09	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	(1.61)	5.33	4.71	–	–
MSCI EAFE Index (Net) (USD)[8]	–	–	–	–	24.84	13.42	7.56	–	–
Russell 1000® Growth Index[9]	–	–	–	–	29.74	20.14	7.89	–	–
Russell 1000® Value Index[10]	–	–	–	–	31.92	16.40	7.96	–	–
Russell 2000® Index[11]	–	–	–	–	40.99	20.97	9.08	–	–
S&P 500 Index[12]	–	–	–	–	30.30	17.60	7.69	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage Allocation Funds	7

Wells Fargo Advantage Moderate Balanced Fund (continued)

Ten largest long-term holdings[13] (%) as of November 30, 2013
FHLMC, 7.50%, 9-25-2043	1.00
FNMA, 6.25%, 5-25-2042	0.77
FNMA, 3.50%, 9-1-2032	0.73
FNMA, 5.25%, 5-25-2020	0.72
U.S. Treasury Bill, 0.06%, 2-27-2014	0.70
Apple Incorporated	0.70
Google Incorporated	0.65
U.S. Treasury Bond, 4.25%, 11-15-2040	0.61
U.S. Treasury Bond, 1.75%, 5-15-2023	0.60
FHLMC, 7.00%, 3-25-2043	0.51

Neutral target allocation[14] as of November 30, 2013

Current target allocation[14] as of November 30, 2013

1.	The Fund is a gateway blended fund that invests all of its assets in two or more master portfolios of the Wells Fargo Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

2.	Historical performance shown for Class A, Class B, and Class C shares prior to their inception reflects the performance of Administrator Class shares, adjusted to reflect the higher expenses applicable to Class A, Class B, and Class C shares.

3.	Reflects the expense ratios as stated in the most recent prospectuses.

4.	The Adviser has committed through September 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolios are included in the cap. Without this cap, the Fund’s returns would have been lower.

5.	Source: Wells Fargo Funds Management, LLC. The Moderate Balanced Composite Index is weighted 45% in the Barclays U.S. Aggregate Bond Index, 15% in the Barclays Short Treasury: 9-12 Months Index, 10% in the S&P 500 Index, 10% in the Russell 1000® Growth Index, 10% in the Russell 1000® Value Index, 6% in the MSCI EAFE Index (Net) (USD), and 4% in the Russell 2000® Index. You cannot invest directly in an index.

6.	The Barclays Short Treasury: 9–12 Months Index is an unmanaged index that includes aged U.S. Treasury bills, notes, and bonds with a remaining maturity from 9 up to (but not including) 12 months. It excludes zero-coupon STRIPS. You cannot invest directly in an index.

7.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays U.S. Government/Credit Index and the Barclays U.S. Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

8.	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (Net) (USD) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. Calculations for EAFE use net dividends, which reflect the deduction of withholding taxes. You cannot invest directly in an index.

9.	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.

10.	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.

11.	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

12.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

13.	The ten largest long-term holdings are calculated based on the value of the securities of the master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

14.	Target allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of target allocations. Neutral target allocation is the target allocation of the Fund as stated in the Fund’s prospectus. Current target allocation is the current allocation of the Fund based on the Tactical Asset Allocation (TAA) Model as of the date specified.

8	Wells Fargo Advantage Allocation Funds	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2013 to November 30, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Wells Fargo Advantage Growth Balanced Fund	Beginning account value 6-1-2013	Ending account value 11-30-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,101.35	$6.32	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%
Class B
Actual	$1,000.00	$1,097.19	$10.25	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.29	$9.85	1.95%
Class C
Actual	$1,000.00	$1,097.01	$10.25	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.29	$9.85	1.95%
Administrator Class
Actual	$1,000.00	$1,102.71	$5.01	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.81	0.95%
Wells Fargo Advantage Moderate Balanced Fund
Class A
Actual	$1,000.00	$1,060.79	$5.94	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.82	1.15%
Class B
Actual	$1,000.00	$1,057.41	$9.80	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.54	$9.60	1.90%
Class C
Actual	$1,000.00	$1,056.77	$9.80	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.54	$9.60	1.90%
Administrator Class
Actual	$1,000.00	$1,062.27	$4.65	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	$4.56	0.90%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	9

GROWTH BALANCED FUND

Security name				Value

Investment Companies: 99.67%

Affiliated Master Portfolios: 99.67%
Wells Fargo Advantage C&B Large Cap Value Portfolio				$13,900,692
Wells Fargo Advantage Core Bond Portfolio				17,596,443
Wells Fargo Advantage Diversified Large Cap Growth Portfolio				41,891,458
Wells Fargo Advantage Emerging Growth Portfolio				4,158,662
Wells Fargo Advantage Index Portfolio				41,769,959
Wells Fargo Advantage Inflation-Protected Bond Portfolio				8,794,762
Wells Fargo Advantage International Growth Portfolio				12,572,536
Wells Fargo Advantage International Value Portfolio				12,368,803
Wells Fargo Advantage Large Company Value Portfolio				27,789,118
Wells Fargo Advantage Managed Fixed Income Portfolio				61,630,495
Wells Fargo Advantage Small Company Growth Portfolio				4,174,189
Wells Fargo Advantage Small Company Value Portfolio				8,410,403

Total Investment Companies (Cost $222,142,051)				255,057,520

	Yield	Maturity date	Principal

Short-Term Investments: 0.38%

U.S. Treasury Securities: 0.38%
U.S. Treasury Bill (z)#	0.01%	12-26-2013	$963,000	962,964

Total Short-Term Investments (Cost $962,964)				962,964

Total investments in securities (Cost $223,105,015) *	100.05%	256,020,484
Other assets and liabilities, net	(0.05)	(122,189)

Total net assets	100.00%	$255,898,295

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $224,608,421 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$31,412,063
Gross unrealized depreciation	0

Net unrealized appreciation	$31,412,063

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

MODERATE BALANCED FUND

Security name				Value

Investment Companies: 99.65%

Affiliated Master Portfolios: 99.65%
Wells Fargo Advantage C&B Large Cap Value Portfolio				$5,804,095
Wells Fargo Advantage Core Bond Portfolio				15,455,358
Wells Fargo Advantage Diversified Large Cap Growth Portfolio				17,444,608
Wells Fargo Advantage Emerging Growth Portfolio				1,742,727
Wells Fargo Advantage Index Portfolio				17,427,694
Wells Fargo Advantage Inflation-Protected Bond Portfolio				7,716,655
Wells Fargo Advantage International Growth Portfolio				5,226,088
Wells Fargo Advantage International Value Portfolio				5,140,251
Wells Fargo Advantage Large Company Value Portfolio				11,603,099
Wells Fargo Advantage Managed Fixed Income Portfolio				54,116,672
Wells Fargo Advantage Small Company Growth Portfolio				1,748,318
Wells Fargo Advantage Small Company Value Portfolio				3,494,367
Wells Fargo Advantage Stable Income Portfolio				25,737,326

Total Investment Companies (Cost $159,474,218)				172,657,258

	Yield	Maturity date	Principal

Short-Term Investments: 0.38%

U.S. Treasury Securities: 0.38%
U.S. Treasury Bill #(z)	0.01%	12-26-2013	$660,000	659,975

Total Short-Term Investments (Cost $659,975)				659,975

Total investments in securities (Cost $160,134,193) *	100.03%	173,317,233
Other assets and liabilities, net	(0.03)	(48,987)

Total net assets	100.00%	$173,268,246

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

*	Cost for federal income tax purposes is $159,535,615 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$13,781,618
Gross unrealized depreciation	0

Net unrealized appreciation	$13,781,618

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	11

	Growth Balanced Fund	Moderate Balanced Fund

Assets
Investments
In affiliated Master Portfolios, at value (see cost below)	$255,057,520	$172,657,258
In unaffiliated securities, at value (see cost below)	962,964	659,975

Total investments, at value (see cost below)	256,020,484	173,317,233
Receivable for Fund shares sold	108,935	214,445
Receivable from adviser	0	4,621
Prepaid expenses and other assets	37,284	23,645

Total assets	256,166,703	173,559,944

Liabilities
Payable for Fund shares redeemed	141,478	208,440
Payable for daily variation margin on open futures contracts	1,450	1,000
Advisory fee payable	493	0
Distribution fees payable	7,623	2,631
Due to other related parties	42,053	24,699
Shareholder servicing fees payable	53,942	36,619
Accrued expenses and other liabilities	21,369	18,309

Total liabilities	268,408	291,698

Total net assets	$255,898,295	$173,268,246

NET ASSETS CONSIST OF
Paid-in capital	$387,028,001	$159,703,530
Undistributed net investment income	2,422,121	2,205,940
Accumulated net realized losses on investments	(167,328,387)	(2,418,480)
Net unrealized gains on investments	33,776,560	13,777,256

Total net assets	$255,898,295	$173,268,246

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$60,084,350	$16,283,344
Shares outstanding – Class A	1,635,707	723,416
Net asset value per share – Class A	$36.73	$22.51
Maximum offering price per share – Class A2	$38.97	$23.88
Net assets – Class B	$852,932	$514,683
Shares outstanding – Class B	26,052	22,910
Net asset value per share – Class B	$32.74	$22.47
Net assets – Class C	$11,318,783	$3,694,531
Shares outstanding – Class C	351,172	166,763
Net asset value per share – Class C	$32.23	$22.15
Net assets – Administrator Class	$183,642,230	$152,775,688
Shares outstanding – Administrator Class	5,572,223	6,734,204
Net asset value per share – Administrator Class	$32.96	$22.69

Investments in affiliated Master Portfolios, at cost	$222,142,051	$159,474,218

Investments in unaffiliated securities, at cost	$962,964	$659,975

Total investments, at cost	$223,105,015	$160,134,193

1.	Each Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Allocation Funds	Statements of operations—six months ended November 30, 2013 (unaudited)

	Growth Balanced Fund	Moderate Balanced Fund

Investment income
Interest allocated from affiliated Master Portfolios**	$1,373,409	$1,427,243
Dividends allocated from affiliated Master Portfolios*	1,257,018	534,801
Securities lending income allocated from affiliated Master Portfolios	22,018	10,000
Interest	332	165
Expenses allocated from affiliated Master Portfolios	(681,139)	(453,835)
Waivers allocated from affiliated Master Portfolios	52,298	67,916

Total investment income	2,023,936	1,586,290

Expenses
Advisory fee	307,598	207,162
Administration fees
Fund level	61,520	41,432
Class A	74,361	16,425
Class B	1,157	731
Class C	13,204	4,084
Administrator Class	88,915	74,696
Shareholder servicing fees
Class A	71,501	15,793
Class B	1,113	703
Class C	12,696	3,927
Administrator Class	221,985	186,255
Distribution fees
Class B	3,339	2,108
Class C	38,088	11,781
Custody and accounting fees	5,604	3,561
Professional fees	16,283	14,864
Registration fees	23,808	20,458
Shareholder report expenses	25,119	20,079
Trustees’ fees and expenses	5,036	5,094
Other fees and expenses	6,204	5,026

Total expenses	977,531	634,179
Less: Fee waivers and/or expense reimbursements	(310,764)	(240,002)

Net expenses	666,767	394,177

Net investment income	1,357,169	1,192,113

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Securities transactions allocated from affiliated Master Portfolios	4,297,867	1,328,081
Futures transactions	4,976,320	2,230,080

Net realized gains on investments	9,274,187	3,558,161

Net change in unrealized gains (losses) on:
Securities transactions allocated from affiliated Master Portfolios	14,674,059	5,702,515
Futures transactions	(1,231,336)	(322,556)

Net change in unrealized gains (losses) on investments	13,442,723	5,379,959

Net realized and unrealized gains (losses) on investments	22,716,910	8,938,120

Net increase in net assets resulting from operations	$24,074,079	$10,130,233

** Net of foreign interest withholding taxes allocated from affiliated Master Portfolios in the amount of	$138	$120
* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$20,350	$10,648

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	13

	Growth Balanced Fund
	Six months ended November 30, 2013 (unaudited)		Year ended May 31, 2013

Operations
Net investment income		$1,357,169		$3,291,127
Net realized gains on investments		9,274,187		22,185,874
Net change in unrealized gains (losses) on investments		13,442,723		21,087,053

Net increase in net assets resulting from operations		24,074,079		46,564,054

Distributions to shareholders from
Net investment income
Class A		0		(790,330)
Class B		0		(6,107)
Class C		0		(78,360)
Administrator Class		0		(3,056,559)

Total distributions to shareholders		0		(3,931,356)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	89,843	3,123,792	252,844	7,707,814
Class B	1,371	42,627	1,720	47,281
Class C	45,651	1,392,594	55,670	1,517,079
Administrator Class	303,986	9,484,928	682,034	18,741,686

		14,043,941		28,013,860

Reinvestment of distributions
Class A	0	0	26,105	783,165
Class B	0	0	227	6,107
Class C	0	0	2,921	77,436
Administrator Class	0	0	112,461	3,019,584

		0		3,886,292

Payment for shares redeemed
Class A	(126,400)	(4,404,342)	(385,427)	(11,789,241)
Class B	(7,819)	(240,492)	(38,181)	(1,038,792)
Class C	(11,944)	(362,269)	(53,297)	(1,442,155)
Administrator Class	(591,564)	(18,426,906)	(3,759,086)	(97,832,397)

		(23,434,009)		(112,102,585)

Net decrease in net assets resulting from capital share transactions		(9,390,068)		(80,202,433)

Total increase (decrease) in net assets		14,684,011		(37,569,735)

Net assets
Beginning of period		241,214,284		278,784,019

End of period		$255,898,295		$241,214,284

Undistributed net investment income		$2,422,121		$1,064,952

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	Moderate Balanced Fund
	Six months ended November 30, 2013 (unaudited)		Year ended May 31, 2013

Operations
Net investment income		$1,192,113		$2,729,351
Net realized gains on investments		3,558,161		12,235,693
Net change in unrealized gains (losses) on investments		5,379,959		7,981,882

Net increase in net assets resulting from operations		10,130,233		22,946,926

Distributions to shareholders from
Net investment income
Class A		0		(174,454)
Class B		0		(6,037)
Class C		0		(26,366)
Administrator Class		0		(2,930,711)

Total distributions to shareholders		0		(3,137,568)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	315,387	6,863,509	106,892	2,150,751
Class B	3,260	69,860	6,379	129,702
Class C	47,925	1,022,921	32,118	642,068
Administrator Class	387,599	8,451,544	644,259	13,114,398

		16,407,834		16,036,919

Reinvestment of distributions
Class A	0	0	8,688	172,200
Class B	0	0	271	5,404
Class C	0	0	1,191	23,401
Administrator Class	0	0	144,213	2,874,170

		0		3,075,175

Payment for shares redeemed
Class A	(79,560)	(1,721,774)	(155,234)	(3,093,238)
Class B	(9,182)	(198,191)	(20,626)	(416,879)
Class C	(4,064)	(87,458)	(34,884)	(701,338)
Administrator Class	(524,174)	(11,523,622)	(3,018,081)	(60,096,397)

		(13,531,045)		(64,307,852)

Net increase (decrease) in net assets resulting from capital share transactions		2,876,789		(45,195,758)

Total increase (decrease) in net assets		13,007,022		(25,386,400)

Net assets
Beginning of period		160,261,224		185,647,624

End of period		$173,268,246		$160,261,224

Undistributed net investment income		$2,205,940		$1,013,827

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

16	Wells Fargo Advantage Allocation Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income

Growth Balanced Fund
Class A
June 1, 2013 to November 30, 2013 (unaudited)	$33.35	0.15		3.23	0.00
June 1, 2012 to May 31, 2013	$27.77	0.32		5.70	(0.44)
June 1, 2011 to May 31, 2012	$29.34	0.39	[4]	(1.73)	(0.23)
October 1, 2010 to May 31, 2011[5]	$25.89	0.23		4.11	(0.89)
October 1, 2009 to September 30, 2010	$24.12	0.40	[4]	1.75	(0.38)
October 1, 2008 to September 30, 2009	$25.63	0.41	[4]	(1.32)	(0.52)
October 1, 2007 to September 30, 2008	$36.21	0.63		(7.32)	(0.63)
Class B
June 1, 2013 to November 30, 2013 (unaudited)	$29.84	0.03	[4]	2.87	0.00
June 1, 2012 to May 31, 2013	$24.80	0.12	[4]	5.05	(0.13)
June 1, 2011 to May 31, 2012	$26.17	0.15	[4]	(1.52)	0.00
October 1, 2010 to May 31, 2011[5]	$23.07	0.12	[4]	3.62	(0.64)
October 1, 2009 to September 30, 2010	$21.46	0.22	[4]	1.53	(0.14)
October 1, 2008 to September 30, 2009	$22.70	0.22	[4]	(1.13)	(0.25)
October 1, 2007 to September 30, 2008	$32.51	0.36		(6.52)	(0.39)
Class C
June 1, 2013 to November 30, 2013 (unaudited)	$29.38	0.03	[4]	2.82	0.00
June 1, 2012 to May 31, 2013	$24.52	0.13	[4]	4.98	(0.25)
June 1, 2011 to May 31, 2012	$25.94	0.16	[4]	(1.53)	(0.05)
October 1, 2010 to May 31, 2011[5]	$22.93	0.12	[4]	3.60	(0.71)
October 1, 2009 to September 30, 2010	$21.42	0.19	[4]	1.56	(0.24)
October 1, 2008 to September 30, 2009	$22.77	0.23	[4]	(1.17)	(0.33)
October 1, 2007 to September 30, 2008	$32.60	0.36	[4]	(6.54)	(0.39)
Administrator Class
June 1, 2013 to November 30, 2013 (unaudited)	$29.89	0.22	[4]	2.85	0.00
June 1, 2012 to May 31, 2013	$24.93	0.65	[4]	4.82	(0.51)
June 1, 2011 to May 31, 2012	$26.39	0.41	[4]	(1.57)	(0.30)
October 1, 2010 to May 31, 2011[5]	$23.39	0.31	[4]	3.64	(0.95)
October 1, 2009 to September 30, 2010	$21.81	0.46	[4]	1.55	(0.43)
October 1, 2008 to September 30, 2009	$23.29	0.41	[4]	(1.21)	(0.60)
October 1, 2007 to September 30, 2008	$33.29	0.64	[4]	(6.67)	(0.71)

Moderate Balanced Fund
Class A
June 1, 2013 to November 30, 2013 (unaudited)	$21.21	0.13	[4]	1.17	0.00
June 1, 2012 to May 31, 2013	$18.84	0.21		2.50	(0.34)
June 1, 2011 to May 31, 2012	$19.64	0.32		(0.54)	(0.58)
October 1, 2010 to May 31, 2011[5]	$17.97	0.28		1.80	(0.41)
October 1, 2009 to September 30, 2010	$17.12	0.38	[4]	1.03	(0.56)
October 1, 2008 to September 30, 2009	$17.85	0.38		(0.36)	(0.57)
October 1, 2007 to September 30, 2008	$22.76	0.55		(3.34)	(0.61)
Class B
June 1, 2013 to November 30, 2013 (unaudited)	$21.25	0.05	[4]	1.17	0.00
June 1, 2012 to May 31, 2013	$18.86	0.13	[4]	2.43	(0.17)
June 1, 2011 to May 31, 2012	$19.58	0.18	[4]	(0.53)	(0.37)
October 1, 2010 to May 31, 2011[5]	$17.85	0.14	[4]	1.84	(0.25)
October 1, 2009 to September 30, 2010	$16.99	0.30		0.97	(0.41)
October 1, 2008 to September 30, 2009	$17.67	0.26	[4]	(0.34)	(0.42)
October 1, 2007 to September 30, 2008	$22.53	0.42		(3.34)	(0.43)

Please see footnotes on page 18.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Allocation Funds	17

Distributions from net realized gains	Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
		Net investment income[1]	Gross expenses[1]	Net expenses[1]

0.00	$36.73	0.96%	1.39%	1.20%	10.13%	39%	$60,084
0.00	$33.35	1.23%	1.39%	1.20%	21.85%	80%	$55,777
0.00	$27.77	1.40%	1.36%	1.20%	(4.53)%	107%	$49,403
0.00	$29.34	1.43%	1.35%	1.20%	17.02%	70%	$60,055
0.00	$25.89	1.61%	1.38%	1.20%	9.00%	94%	$55,284
(0.08)	$24.12	1.95%	1.32%	1.20%	(2.95)%	105%	$55,318
(3.26)	$25.63	2.09%	1.34%	1.20%	(20.42)%	80%	$55,626

0.00	$32.74	0.20%	2.13%	1.95%	9.72%	39%	$853
0.00	$29.84	0.45%	2.12%	1.95%	20.91%	80%	$970
0.00	$24.80	0.61%	2.10%	1.95%	(5.23)%	107%	$1,704
0.00	$26.17	0.62%	2.09%	1.95%	16.43%	70%	$4,163
0.00	$23.07	0.96%	2.12%	1.95%	8.19%	94%	$6,924
(0.08)	$21.46	1.21%	2.08%	1.95%	(3.66)%	105%	$13,869
(3.26)	$22.70	1.31%	2.09%	1.95%	(21.02)%	80%	$31,892

0.00	$32.23	0.21%	2.14%	1.95%	9.70%	39%	$11,319
0.00	$29.38	0.48%	2.14%	1.95%	20.97%	80%	$9,326
0.00	$24.52	0.65%	2.11%	1.95%	(5.26)%	107%	$7,656
0.00	$25.94	0.68%	2.10%	1.95%	16.45%	70%	$8,388
0.00	$22.93	0.84%	2.12%	1.95%	8.20%	94%	$7,665
(0.08)	$21.42	1.21%	2.06%	1.95%	(3.69)%	105%	$7,738
(3.26)	$22.77	1.33%	2.08%	1.95%	(21.02)%	80%	$9,588

0.00	$32.96	1.21%	1.23%	0.95%	10.27%	39%	$183,642
0.00	$29.89	1.47%	1.22%	0.95%	22.18%	80%	$175,142
0.00	$24.93	1.64%	1.20%	0.95%	(4.30)%	107%	$220,021
0.00	$26.39	1.66%	1.19%	0.95%	17.19%	70%	$273,174
0.00	$23.39	2.04%	1.19%	0.95%	9.32%	94%	$287,073
(0.08)	$21.81	2.18%	1.14%	0.95%	(2.68)%	105%	$861,399
(3.26)	$23.29	2.32%	1.16%	0.95%	(20.25)%	80%	$1,161,210

0.00	$22.51	1.23%	1.36%	1.15%	6.08%	45%	$16,283
0.00	$21.21	1.41%	1.36%	1.15%	14.57%	86%	$10,344
0.00	$18.84	1.68%	1.33%	1.15%	(0.93)%	115%	$9,935
0.00	$19.64	1.89%	1.34%	1.15%	11.72%	70%	$10,702
0.00	$17.97	2.42%	1.37%	1.15%	8.41%	103%	$7,992
(0.18)	$17.12	2.47%	1.31%	1.15%	0.94%	116%	$8,669
(1.51)	$17.85	2.88%	1.31%	1.15%	(13.39)%	89%	$8,524

0.00	$22.47	0.47%	2.10%	1.90%	5.74%	45%	$515
0.00	$21.25	0.65%	2.11%	1.90%	13.65%	86%	$613
0.00	$18.86	0.94%	2.08%	1.90%	(1.66)%	115%	$807
0.00	$19.58	1.11%	2.09%	1.90%	11.16%	70%	$1,097
0.00	$17.85	1.65%	2.12%	1.90%	7.58%	103%	$1,257
(0.18)	$16.99	1.72%	2.06%	1.90%	0.19%	116%	$1,720
(1.51)	$17.67	2.13%	2.06%	1.90%	(14.06)%	89%	$2,177

Please see footnotes on page 18.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Allocation Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income

Moderate Balanced Fund (continued)
Class C
June 1, 2013 to November 30, 2013 (unaudited)	$20.96	0.05	[4]	1.14	0.00
June 1, 2012 to May 31, 2013	$18.63	0.11		2.42	(0.20)
June 1, 2011 to May 31, 2012	$19.45	0.18	[4]	(0.53)	(0.47)
October 1, 2010 to May 31, 2011[5]	$17.77	0.14	[4]	1.83	(0.29)
October 1, 2009 to September 30, 2010	$16.96	0.28	[4]	0.99	(0.46)
October 1, 2008 to September 30, 2009	$17.64	0.26	[4]	(0.34)	(0.42)
October 1, 2007 to September 30, 2008	$22.52	0.41		(3.33)	(0.45)
Administrator Class
June 1, 2013 to November 30, 2013 (unaudited)	$21.36	0.17		1.16	0.00
June 1, 2012 to May 31, 2013	$18.96	0.41		2.38	(0.39)
June 1, 2011 to May 31, 2012	$19.77	0.40		(0.58)	(0.63)
October 1, 2010 to May 31, 2011[5]	$18.11	0.29		1.83	(0.46)
October 1, 2009 to September 30, 2010	$17.23	0.52	[4]	0.95	(0.59)
October 1, 2008 to September 30, 2009	$17.98	0.42	[4]	(0.37)	(0.62)
October 1, 2007 to September 30, 2008	$22.90	0.60		(3.36)	(0.65)

1.	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

4.	Calculated based upon average shares outstanding

5.	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Allocation Funds	19

Distributions from net realized gains	Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
		Net investment income[1]	Gross expenses[1]	Net expenses[1]

0.00	$22.15	0.49%	2.11%	1.90%	5.68%	45%	$3,695
0.00	$20.96	0.66%	2.11%	1.90%	13.65%	86%	$2,576
0.00	$18.63	0.92%	2.08%	1.90%	(1.67)%	115%	$2,319
0.00	$19.45	1.16%	2.09%	1.90%	11.17%	70%	$2,364
0.00	$17.77	1.59%	2.12%	1.90%	7.58%	103%	$1,726
(0.18)	$16.96	1.72%	2.05%	1.90%	0.21%	116%	$1,445
(1.51)	$17.64	2.13%	2.05%	1.90%	(14.05)%	89%	$1,677

0.00	$22.69	1.48%	1.20%	0.90%	6.23%	45%	$152,776
0.00	$21.36	1.66%	1.20%	0.90%	14.81%	86%	$146,729
0.00	$18.96	1.92%	1.17%	0.90%	(0.66)%	115%	$172,587
0.00	$19.77	2.14%	1.18%	0.90%	11.93%	70%	$192,305
0.00	$18.11	3.06%	1.18%	0.90%	8.65%	103%	$176,179
(0.18)	$17.23	2.72%	1.13%	0.90%	1.14%	116%	$330,340
(1.51)	$17.98	3.13%	1.13%	0.90%	(13.17)%	89%	$407,829

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: the Wells Fargo Advantage Growth Balanced Fund (“Growth Balanced Fund”) and the Wells Fargo Advantage Moderate Balanced Fund (“Moderate Balanced Fund” ) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

The Funds each seek to achieve their investment objective by investing primarily all investable assets in two or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios for the six months ended November 30, 2013 are included in this report and should be read in conjunction with each Fund’s financial statements. As of November 30, 2013, the Funds own the following percentages of the affiliated Master Portfolios:

	Growth Balanced Fund		Moderate Balanced Fund
Wells Fargo Advantage C&B Large Cap Value Portfolio	4%		2%
Wells Fargo Advantage Core Bond Portfolio	1		1
Wells Fargo Advantage Diversified Large Cap Growth Portfolio	27		11
Wells Fargo Advantage Emerging Growth Portfolio	0	*	0	*
Wells Fargo Advantage Index Portfolio	1		1
Wells Fargo Advantage Inflation-Protected Bond Portfolio	16		14
Wells Fargo Advantage International Growth Portfolio	8		3
Wells Fargo Advantage International Value Portfolio	3		1
Wells Fargo Advantage Large Company Value Portfolio	27		11
Wells Fargo Advantage Managed Fixed Income Portfolio	53		47
Wells Fargo Advantage Small Company Growth Portfolio	2		1
Wells Fargo Advantage Small Company Value Portfolio	4		2
Wells Fargo Advantage Stable Income Portfolio	N/A		100

*	The amount invested is less than 1%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolios are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolios, which are included elsewhere in this report.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	21

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Funds. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

Each Fund may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. Each Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by each Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in by each Fund and each affiliated Master Portfolio. Realized gains or losses are recorded on the basis of identified cost by each Fund and each affiliated Master Portfolio.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each Fund and each affiliated Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in each affiliated Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the affiliated Master Portfolio is informed of the ex-dividend date.

Income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each affiliated Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

22	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

At May 31, 2013, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

	2016	2017	2018
Growth Balanced Fund	$11,249,610	$79,417,787	$82,578,227
Moderate Balanced Fund	0	0	5,730,209

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Growth Balanced Fund

Equity securities
Investment companies	$0	$255,057,520	$0	$255,057,520

Short-term investments
U.S. Treasury securities	0	962,964	0	962,964
	$0	$256,020,484	$0	$256,020,484

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	23

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Moderate Balanced Fund

Equity securities
Investment companies	$0	$172,657,258	$0	$172,657,258

Short-term investments
U.S. Treasury securities	0	659,975	0	659,975
	$0	$173,317,233	$0	$173,317,233

As of November 30, 2013, the inputs used in valuing each Fund’s other financial instruments were as follows:

Futures contracts	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Growth Balanced Fund	$861,091+	$0	$0	$861,091
Moderate Balanced Fund	594,216+	0	0	594,216

+	Amount represents the net unrealized gains.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended November 30, 2013, the Funds did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Funds.

Funds Management is entitled to receive an annual advisory fee starting at 0.25% and declining to 0.19% as the average daily net assets of each Fund increase. For the six months ended November 30, 2013, the advisory fee was equivalent to an annual rate of 0.25% of each Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Funds. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to each Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.10% and declining to 0.05% as the average daily net assets of each Fund increase.

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10

24	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Expiration date	Class A	Class B	Class C	Administrator Class
Growth Balanced Fund	9-30-2014	1.20%	1.95%	1.95%	0.95%
Moderate Balanced Fund	9-30-2014	1.15	1.90	1.90	0.90

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended November 30, 2013, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges.

	Front-end sales charges	Contingent deferred sales charges
	Class A	Class B	Class C
Growth Balanced Fund	$9,386	$9	$141
Moderate Balanced Fund	4,489	0	0

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2013 were as follows:

	Purchases at cost*		Sales proceeds*
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Growth Balanced Fund	$62,913,040	$46,629,664	$62,733,790	$52,857,705
Moderate Balanced Fund	55,256,323	29,722,370	55,097,897	30,652,923

*	The Funds seek to achieve their investment objective by investing some or all of their investable assets in one or more affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage of the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. Purchases and sales of unaffiliated securities in which the Funds invest are actual purchases and sale of those securities.

6. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2013, the Funds entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At November 30, 2013, the Funds had long and short futures contracts outstanding as follows:

	Expiration date	Contracts	Type	Contract value at November 30, 2013	Unrealized gains (losses)
Growth Balanced Fund	12-19-2013	29 Long	S&P 500 Index	$13,079,725	$883,644
	3-20-2014	95 Short	U.S. Treasury Bonds	12,421,250	(22,553)
Moderate Balanced Fund	12-19-2013	20 Long	S&P 500 Index	9,020,500	609,410
	3-20-2014	64 Short	U.S. Treasury Bonds	8,368,000	(15,194)

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	25

The Funds had an average notional amounts in futures contracts outstanding during the six months ended November 30, 2013, as follows:

	Long contracts	Short contracts
Growth Balanced Fund	$27,991,147	$29,116,686
Moderate Balanced Fund	13,421,101	13,902,729

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2013 was as follows for Growth Balanced Fund:

	Asset derivatives				Liability derivatives
	Statements of Assets and Liabilities location	Fair value			Statements of Assets and Liabilities location	Fair value
Interest rate contracts	Net assets – Net unrealized gains on investments	$0		Interest rate contracts	Net assets – Net unrealized gains on investments	$22,553	*
Equity contracts	Net assets – Net unrealized gains on investments	883,644	*	Equity contracts	Net assets – Net unrealized gains on investments	0
		$883,644				$22,553

*	Amount represents cumulative unrealized gains/losses on futures contracts. Only the payable for variation margin as of November 30, 2013, which represents the current day’s variation margin, is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2013 was as follows for Growth Balanced Fund:

	Amount of realized gains on derivatives	Change in unrealized gains (losses) on derivatives
Interest rate contracts	$1,528,216	$(1,145,154)
Equity contracts	3,448,104	(86,182)
	$4,976,320	$(1,231,336)

The fair value of derivative instruments as of November 30, 2013 was as follows for Moderate Balanced Fund:

	Asset derivatives				Liability derivatives
	Statements of Assets and Liabilities location	Fair value			Statements of Assets and Liabilities location	Fair value
Interest rate contracts	Net assets – Net unrealized gains on investments	$0		Interest rate contracts	Net assets – Net unrealized gains on investments	$15,194	*
Equity contracts	Net assets – Net unrealized gains on investments	609,410	*	Equity contracts	Net assets – Net unrealized gains on investments	0
		$609,410				$15,194

*	Amount represents cumulative unrealized gains/losses on futures contracts. Only the payable for variation margin as of November 30, 2013, which represents the current day’s variation margin, is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2013 was as follows for Moderate Balanced Fund:

	Amount of realized gains on derivatives	Change in unrealized gains (losses) on derivatives
Interest rate contracts	$700,653	$(42,942)
Equity contracts	1,529,427	(279,614)
	$2,230,080	$(322,556)

26	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

For certain types of derivative transactions, the Funds have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows each Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded. Cash collateral that has been pledged to cover obligations of each Fund under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in each Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between each Fund and the applicable counterparty. As of November 30, 2013, the Funds have transactions subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

		Gross amounts of liabilities in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral	Net amount (not less than $0)
Growth Balanced Fund	Futures – variation margin	$1,450	$0	$962,964	$0
Moderate Balanced Fund	Futures – variation margin	1,000	0	659,975	0

7. BANK BORROWINGS

Each Fund and certain funds in the Trust are party to a $25,000,000 revolving credit agreement with the Bank of New York Mellon, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.15% of the unused balance is allocated to each participating fund. For the six months ended November 30, 2013, the Funds paid the following amounts in commitment fees:

Commitment fee
Growth Balanced Fund	$324
Moderate Balanced Fund	166

For the six months ended November 30, 2013, there were no borrowings by the Funds under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

9. SUBSEQUENT DISTRIBUTIONS

On December 19, 2013, the Fund’s declared distributions from net investment income to shareholders of record on December 18, 2013. The per share amounts payable on December 20, 2013 were as follows:

	Growth Balanced Fund	Moderate Balanced Fund
Net investment income
Class A	$0.33544	$0.13352
Class B	0.04467	0.03222
Class C	0.15339	0.08502
Administrator Class	0.42265	0.14881

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the tax year-end of each Fund.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	27

C&B LARGE CAP VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 94.70%

Consumer Discretionary: 14.00%

Hotels, Restaurants & Leisure: 4.40%
Carnival Corporation	211,600	$7,640,876
McDonald’s Corporation	80,300	7,818,811

		15,459,687

Household Durables: 2.40%
NVR Incorporated †	8,670	8,409,727

Media: 5.14%
Omnicom Group Incorporated	154,700	11,053,315
Twenty-First Century Fox Incorporated	209,200	7,006,108

		18,059,423

Multiline Retail: 2.06%
Kohl’s Corporation	130,600	7,219,568

Consumer Staples: 11.94%

Beverages: 2.45%
Coca-Cola Enterprises Incorporated	106,700	4,474,998
Diageo plc ADR	32,300	4,123,741

		8,598,739

Food Products: 1.97%
Unilever NV ADR	176,300	6,921,538

Household Products: 4.61%
Colgate-Palmolive Company	80,600	5,304,286
Henkel AG & Company KGaA ADR	61,200	6,077,001
Procter & Gamble Company	57,000	4,800,540

		16,181,827

Personal Products: 1.12%
Avon Products Incorporated	219,700	3,917,251

Tobacco: 1.79%
Philip Morris International	73,600	6,295,744

Energy: 5.62%

Oil, Gas & Consumable Fuels: 5.62%
Chevron Corporation	45,700	5,595,508
Devon Energy Corporation	128,900	7,813,918
Exxon Mobil Corporation	67,600	6,319,248

		19,728,674

Financials: 23.71%

Capital Markets: 5.15%
Charles Schwab Corporation	208,800	5,111,424
State Street Corporation	178,600	12,968,146

		18,079,570

Commercial Banks: 1.99%
PNC Financial Services Group Incorporated	90,900	6,994,755

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

C&B LARGE CAP VALUE PORTFOLIO

Security name	Shares	Value

Consumer Finance: 2.81%
American Express Company	114,800	$9,849,840

Diversified Financial Services: 6.79%
Bank of America Corporation	355,800	5,628,756
Berkshire Hathaway Incorporated Class B †	59,100	6,886,923
JPMorgan Chase & Company	197,800	11,318,116

		23,833,795

Insurance: 6.97%
Axis Capital Holdings Limited	128,150	6,296,010
RenaissanceRe Holdings Limited	80,500	7,623,350
The Progressive Corporation	184,800	5,161,464
Willis Group Holdings plc	120,300	5,387,034

		24,467,858

Health Care: 12.55%

Health Care Equipment & Supplies: 3.37%
Baxter International Incorporated	113,500	7,769,075
Becton Dickinson & Company	37,400	4,061,266

		11,830,341

Health Care Providers & Services: 6.70%
Cardinal Health Incorporated	140,600	9,082,760
Quest Diagnostics Incorporated	131,600	8,019,704
UnitedHealth Group Incorporated	86,000	6,405,280

		23,507,744

Pharmaceuticals: 2.48%
Johnson & Johnson	92,000	8,708,720

Industrials: 10.77%

Aerospace & Defense: 1.03%
Raytheon Company	40,900	3,627,012

Air Freight & Logistics: 1.53%
United Parcel Service Incorporated Class B	52,300	5,354,474

Commercial Services & Supplies: 1.97%
Cintas Corporation	124,900	6,931,950

Industrial Conglomerates: 2.85%
3M Company	74,900	9,999,899

Machinery: 3.39%
Illinois Tool Works Incorporated	69,300	5,514,894
Parker Hannifin Corporation	54,100	6,375,144

		11,890,038

Information Technology: 8.13%

Electronic Equipment, Instruments & Components: 1.00%
TE Connectivity Limited	67,000	3,532,240

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	29

C&B LARGE CAP VALUE PORTFOLIO

Security name		Shares	Value

IT Services: 4.16%
Fiserv Incorporated †		66,800	$7,340,652
Western Union Company		436,100	7,269,787

			14,610,439

Semiconductors & Semiconductor Equipment: 1.42%
Lam Research Corporation †		95,600	4,981,716

Software: 1.55%
Microsoft Corporation		142,500	5,433,525

Materials: 6.58%

Containers & Packaging: 6.58%
Ball Corporation		190,700	9,531,186
Crown Holdings Incorporated †		160,100	7,066,814
Rock-Tenn Company Class A		69,100	6,524,422

			23,122,422

Utilities: 1.40%

Electric Utilities: 1.40%
Entergy Corporation		79,300	4,907,877

Total Common Stocks (Cost $229,197,778)			332,456,393

	Dividend yield

Preferred Stocks: 0.44%

Consumer Staples: 0.44%

Household Products: 0.44%
Henkel AG & Company KGaA ADR ±	1.09%	13,600	1,545,244

Total Preferred Stocks (Cost $597,017)			1,545,244

	Yield

Short-Term Investments: 4.71%

Investment Companies: 4.71%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08	16,519,640	16,519,640

Total Short-Term Investments (Cost $16,519,640)			16,519,640

Total investments in securities
(Cost $246,314,435) *	99.85%	350,521,277
Other assets and liabilities, net	0.15	528,363

Total net assets	100.00%	$351,049,640

†	Non-income-earning security

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $255,710,903 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$105,190,272
Gross unrealized depreciation	(10,379,898)

Net unrealized appreciation	$94,810,374

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 99.30%

Consumer Discretionary: 24.69%

Auto Components: 0.66%
Delphi Automotive plc	17,370	$1,017,014

Distributors: 0.22%
LKQ Corporation †	10,160	336,804

Hotels, Restaurants & Leisure: 4.22%
Chipotle Mexican Grill Incorporated †	3,000	1,571,580
Marriott International Incorporated Class A	11,890	559,068
Starbucks Corporation	43,701	3,559,883
Wynn Resorts Limited	4,700	779,589

		6,470,120

Internet & Catalog Retail: 4.99%
Amazon.com Incorporated †	11,610	4,569,928
Netflix Incorporated †	2,660	973,028
priceline.com Incorporated †	1,770	2,110,424

		7,653,380

Media: 3.17%
CBS Corporation Class B	13,250	775,920
Discovery Communications Incorporated Class A †	13,730	1,198,217
Liberty Global plc Class C †	16,210	1,320,305
Sirius XM Holdings Incorporated	274,060	1,033,206
Twenty-First Century Fox Incorporated	13,760	460,822
Walt Disney Company	1,100	77,594

		4,866,064

Multiline Retail: 2.85%
Dollar General Corporation †	6,030	343,348
Dollar Tree Incorporated †	47,150	2,623,898
Nordstrom Incorporated	22,610	1,406,568

		4,373,814

Specialty Retail: 5.36%
Bed Bath & Beyond Incorporated †	3,150	245,795
Best Buy Company Incorporated	23,540	954,547
Cabela’s Incorporated †	6,900	422,625
CarMax Incorporated †	33,150	1,669,103
GNC Holdings Incorporated Class A	3,030	182,345
Home Depot Incorporated	11,700	943,839
O’Reilly Automotive Incorporated †	5,100	637,296
Ross Stores Incorporated	7,970	609,386
TJX Companies Incorporated	18,920	1,189,690
Tractor Supply Company	10,880	796,525
Ulta Salon Cosmetics & Fragrance Incorporated †	4,440	563,614

		8,214,765

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	31

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Textiles, Apparel & Luxury Goods: 3.22%
lululemon athletica incorporated †	14,990	$1,045,103
Michael Kors Holdings Limited †	21,765	1,774,936
Nike Incorporated Class B	11,430	904,570
Under Armour Incorporated Class A †	6,140	495,498
VF Corporation	3,050	715,469

		4,935,576

Consumer Staples: 5.47%

Beverages: 1.49%
Constellation Brands Incorporated Class A †	26,530	1,867,977
The Coca-Cola Company	10,320	414,761

		2,282,738

Food & Staples Retailing: 3.49%
Costco Wholesale Corporation	12,290	1,541,535
Sprouts Farmers Market Incorporated †	3,819	144,511
Walgreen Company	12,500	740,000
Whole Foods Market Incorporated	51,710	2,926,786

		5,352,832

Household Products: 0.12%
Colgate-Palmolive Company	2,900	190,849

Personal Products: 0.37%
Estee Lauder Companies Incorporated Class A	7,510	562,950

Energy: 4.15%

Energy Equipment & Services: 0.73%
National Oilwell Varco Incorporated	5,765	469,848
Schlumberger Limited	7,300	645,466

		1,115,314

Oil, Gas & Consumable Fuels: 3.42%
Antero Resources Corporation †«	4,576	251,222
Concho Resources Incorporated †	15,790	1,641,055
Continental Resources Incorporated †«	3,810	409,613
EOG Resources Incorporated	400	66,000
Pioneer Natural Resources Company	16,220	2,883,105

		5,250,995

Financials: 6.06%

Capital Markets: 2.10%
Affiliated Managers Group Incorporated †	4,270	855,068
Ameriprise Financial Incorporated	5,010	542,333
Northern Trust Corporation	5,210	307,338
TD Ameritrade Holding Corporation	52,750	1,518,145

		3,222,884

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Consumer Finance: 1.86%
American Express Company	16,614	$1,425,481
Discover Financial Services	26,910	1,434,303

		2,859,784

Diversified Financial Services: 1.30%
CME Group Incorporated	3,360	275,352
Intercontinental Exchange Incorporated †	8,020	1,710,586

		1,985,938

Insurance: 0.70%
Aon plc	13,210	1,078,464

REITs: 0.10%
American Tower Corporation	2,000	155,540

Health Care: 16.03%

Biotechnology: 9.27%
Alexion Pharmaceuticals Incorporated †	20,940	2,607,030
Biogen Idec Incorporated †	8,820	2,566,355
BioMarin Pharmaceutical Incorporated †	3,990	280,816
Celgene Corporation †	19,580	3,167,457
Gilead Sciences Incorporated †	53,800	4,024,778
Medivation Incorporated †	1,500	94,515
Quintiles Transnational Holdings Incorporated †	5,383	232,492
Regeneron Pharmaceuticals Incorporated †	3,280	963,861
Vertex Pharmaceuticals Incorporated †	4,050	281,151

		14,218,455

Health Care Equipment & Supplies: 1.35%
Boston Scientific Corporation †	80,530	932,537
Covidien plc	16,780	1,145,403

		2,077,940

Health Care Providers & Services: 1.92%
AmerisourceBergen Corporation	17,823	1,257,056
Catamaran Corporation †	19,120	872,446
Envision Healthcare Holdings Incorporated †	5,875	174,018
Express Scripts Holding Company †	9,480	638,478

		2,941,998

Health Care Technology: 0.93%
Cerner Corporation †	24,950	1,433,877

Life Sciences Tools & Services: 0.37%
Mettler-Toledo International Incorporated †	2,280	562,180

Pharmaceuticals: 2.19%
Actavis plc †	6,540	1,066,478
Allergan Incorporated	2,550	247,478

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	33

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Company	1,500	$77,070
Mallinckrodt plc †	1,332	69,211
Merck & Company Incorporated	2,100	104,643
Mylan Laboratories Incorporated †	1,400	61,782
Perrigo Company «	6,940	1,081,877
Shire plc ADR	2,440	331,376
Zoetis Incorporated	10,130	315,550

		3,355,465

Industrials: 10.63%

Aerospace & Defense: 3.23%
Precision Castparts Corporation	9,683	2,502,571
The Boeing Company	7,810	1,048,493
United Technologies Corporation	12,720	1,410,139

		4,961,203

Air Freight & Logistics: 0.65%
United Parcel Service Incorporated Class B	9,780	1,001,276

Airlines: 0.76%
Delta Air Lines Incorporated	37,540	1,087,909
Southwest Airlines Company	4,000	74,360

		1,162,269

Building Products: 0.17%
Fortune Brands Home & Security Incorporated	5,920	258,112

Electrical Equipment: 0.62%
Eaton Corporation plc	13,160	956,206

Industrial Conglomerates: 0.73%
Danaher Corporation	15,020	1,123,496

Machinery: 0.33%
Flowserve Corporation	6,330	451,835
Pentair Limited	700	49,504

		501,339

Professional Services: 0.24%
Verisk Analytics Incorporated Class A †	5,630	366,569

Road & Rail: 3.35%
CSX Corporation	10,000	272,700
Genesee & Wyoming Incorporated †	500	48,100
J.B. Hunt Transport Services Incorporated	1,730	130,079
Kansas City Southern	19,070	2,307,851
Norfolk Southern Corporation	9,350	819,902
Union Pacific Corporation	9,660	1,565,306

		5,143,938

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Trading Companies & Distributors: 0.55%
W.W. Grainger Incorporated	3,250	$838,240

Information Technology: 28.75%

Communications Equipment: 1.38%
F5 Networks Incorporated †	2,500	205,650
QUALCOMM Incorporated	25,961	1,910,210

		2,115,860

Computers & Peripherals: 3.13%
Apple Incorporated	8,641	4,805,001

Electronic Equipment, Instruments & Components: 0.02%
Trimble Navigation Limited †	800	25,520

Internet Software & Services: 10.20%
Akamai Technologies Incorporated †	7,050	315,276
Baidu Incorporated ADR †	3,270	544,684
eBay Incorporated †	50,040	2,528,021
Facebook Incorporated Class A †	52,900	2,486,829
Google Incorporated Class A †	6,774	7,177,663
LinkedIn Corporation Class A †	5,410	1,212,002
MercadoLibre Incorporated «	4,880	540,265
Pandora Media Incorporated †	4,800	136,320
Rackspace Hosting Incorporated †«	18,510	707,267

		15,648,327

IT Services: 8.29%
Accenture plc	9,680	749,910
Alliance Data Systems Corporation †	11,470	2,778,722
Cognizant Technology Solutions Corporation Class A †	19,730	1,852,450
MasterCard Incorporated Class A	4,596	3,496,683
Vantiv Incorporated Class A †	30,470	923,241
Visa Incorporated Class A	14,280	2,905,409

		12,706,415

Semiconductors & Semiconductor Equipment: 2.75%
ARM Holdings plc	22,210	1,108,279
ASML Holding NV	10,480	978,622
Avago Technologies Limited	6,670	298,349
Linear Technology Corporation	5,170	219,984
Microchip Technology Incorporated «	33,010	1,429,003
Xilinx Incorporated	4,150	184,385

		4,218,622

Software: 2.98%
Adobe Systems Incorporated †	16,730	949,929
Fortinet Incorporated †	13,140	224,694
NetSuite Incorporated †	2,620	251,730
Salesforce.com Incorporated †	42,404	2,208,824

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	35

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name		Shares	Value

Software (continued)
ServiceNow Incorporated †		17,690	$939,516

			4,574,693

Materials: 3.52%

Chemicals: 3.52%
Airgas Incorporated		2,970	322,631
Ecolab Incorporated		6,200	664,452
Monsanto Company		22,750	2,578,253
Praxair Incorporated		14,470	1,826,982

			5,392,318

Total Common Stocks (Cost $104,838,269)			152,315,144

	Yield

Short-Term Investments: 3.41%

Investment Companies: 3.41%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08%	1,076,336	1,076,336
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.08	4,148,421	4,148,421

Total Short-Term Investments (Cost $5,224,757)			5,224,757

Total investments in securities
(Cost $110,063,026)*	102.71%	157,539,901
Other assets and liabilities, net	(2.71)	(4,154,017)

Total net assets	100.00%	$153,385,884

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $110,318,822 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$47,759,364
Gross unrealized depreciation	(538,285)

Net unrealized appreciation	$47,221,079

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 98.95%

Consumer Discretionary: 15.23%

Auto Components: 0.42%
Fox Factory Holding Corporation †	282,500	$5,192,350

Diversified Consumer Services: 1.85%
Grand Canyon Education Incorporated †	255,100	11,617,254
LifeLock Incorporated †	642,800	11,069,016

		22,686,270

Hotels, Restaurants & Leisure: 2.87%
Fiesta Restaurant Group Incorporated †	392,965	19,243,496
Multimedia Games Holding Company †	555,500	16,109,500

		35,352,996

Internet & Catalog Retail: 3.83%
HomeAway Incorporated †	505,945	18,466,993
RetailMeNot Incorporated †	162,450	4,657,442
Shutterfly Incorporated †	506,485	23,921,287

		47,045,722

Media: 2.16%
IMAX Corporation †«	863,010	26,606,598

Specialty Retail: 4.10%
Asbury Automotive Group Incorporated †	131,100	6,806,712
Conn’s Incorporated †	79,800	4,814,334
DSW Incorporated Class A	547,500	24,544,425
Five Below Incorporated †	268,797	14,289,249

		50,454,720

Consumer Staples: 3.00%

Food & Staples Retailing: 1.59%
The Fresh Market Incorporated †	264,270	10,758,432
United Natural Foods Incorporated †	127,500	8,778,375

		19,536,807

Food Products: 1.41%
Annie’s Incorporated †	377,000	17,323,150

Energy: 5.68%

Oil, Gas & Consumable Fuels: 5.68%
Athlon Energy Incorporated †	166,105	5,418,345
Bonanza Creek Energy Incorporated †	401,900	18,435,153
Diamondback Energy Incorporated †	315,157	15,675,909
Kodiak Oil & Gas Corporation †	518,100	5,875,254
Laredo Petroleum Holdings Incorporated †	318,831	8,605,249
Oasis Petroleum Incorporated †	343,300	15,836,429

		69,846,339

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	37

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Financials: 8.20%

Capital Markets: 2.59%
Financial Engines Incorporated	471,030	$31,912,283

Consumer Finance: 2.72%
Encore Capital Group Incorporated †	103,300	4,926,377
Portfolio Recovery Associates Incorporated †	489,800	28,604,319

		33,530,696

Diversified Financial Services: 2.89%
MarketAxess Holdings Incorporated	504,651	35,512,291

Health Care: 23.24%

Biotechnology: 2.25%
Aegerion Pharmaceuticals Incorporated †	14,347	1,017,633
Exact Sciences Corporation †	344,753	4,233,567
Hyperion Therapeutics Incorporated †	102,923	2,628,653
Ligand Pharmaceuticals Incorporated †«	81,900	4,560,192
NPS Pharmaceuticals Incorporated †	485,900	12,832,619
Onconova Therapeutics Incorporated †«	162,698	2,386,780

		27,659,444

Health Care Equipment & Supplies: 9.88%
Align Technology Incorporated †	146,900	8,026,616
Cardiovascular Systems Incorporated †	283,758	9,420,766
Cynosure Incorporated Class A †	710,778	18,402,042
DexCom Incorporated †	756,070	25,018,356
Endologix Incorporated †	1,169,794	20,904,219
Novadaq Technologies Incorporated †	213,524	3,555,175
NxStage Medical Incorporated †	685,960	7,003,652
Spectranetics Corporation †	641,214	14,914,638
Tandem Diabetes Care Incorporated †	245,137	5,395,465
TearLab Corporation †«	488,037	4,572,907
Veracyte Incorporated †	337,325	4,378,479

		121,592,315

Health Care Providers & Services: 4.36%
Acadia Healthcare Company Incorporated †	594,200	27,452,040
ExamWorks Group Incorporated †	60,200	1,776,502
MWI Veterinary Supply Incorporated †	58,500	10,656,945
Team Health Holdings Incorporated †	295,000	13,785,350

		53,670,837

Health Care Technology: 2.32%
Medidata Solutions Incorporated †	240,600	28,609,746

Life Sciences Tools & Services: 1.10%
Cambrex Corporation †	190,100	3,706,950
ICON plc ADR †	257,400	9,817,236

		13,524,186

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Pharmaceuticals: 3.33%
AcelRx Pharmaceuticals Incorporated †«	545,130	$5,331,371
Akorn Incorporated †	830,235	21,378,551
Jazz Pharmaceuticals plc †	96,180	11,245,366
Lannett Company Incorporated †	101,800	3,007,172

		40,962,460

Industrials: 13.79%

Building Products: 1.24%
A.O. Smith Corporation	282,500	15,297,375

Electrical Equipment: 0.90%
Power Solutions International Incorporated †	80,799	6,043,765
Powersecure International Incorporated †	282,500	4,963,525

		11,007,290

Machinery: 4.28%
Chart Industries Incorporated †	196,785	19,147,181
Proto Labs Incorporated †	125,755	9,343,597
The ExOne Company †	26,100	1,393,740
The Middleby Corporation †	103,150	22,779,646

		52,664,164

Professional Services: 4.75%
Corporate Executive Board Company	251,800	18,540,034
On Assignment Incorporated †	865,013	29,436,391
Wageworks Incorporated †	181,850	10,420,005

		58,396,430

Road & Rail: 0.98%
Roadrunner Transportation Systems Incorporated †	442,400	12,112,912

Trading Companies & Distributors: 1.64%
DXP Enterprises Incorporated †	206,116	20,195,246

Information Technology: 29.81%

Computers & Peripherals: 0.42%
Stratasys Limited †	43,600	5,134,772

Electronic Equipment, Instruments & Components: 0.66%
Methode Electronics Incorporated	281,925	8,156,090

Internet Software & Services: 10.21%
CoStar Group Incorporated †	120,900	22,516,416
Demandware Incorporated †	241,200	13,668,804
Envestnet Incorporated †	624,992	24,843,432
MercadoLibre Incorporated «	26,430	2,926,065
OpenTable Incorporated †	117,600	9,827,832
Pandora Media Incorporated †	230,600	6,549,040
SciQuest Incorporated †	513,218	14,349,575
SPS Commerce Incorporated †	470,732	30,960,043

		125,641,207

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	39

EMERGING GROWTH PORTFOLIO

Security name		Shares	Value

IT Services: 2.92%
InterXion Holding NV †		580,900	$13,076,059
Maximus Incorporated		273,400	12,439,700
Wex Incorporated †		105,421	10,464,088

			35,979,847

Software: 15.60%
Aspen Technology Incorporated †		331,100	13,088,383
Ellie Mae Incorporated †		526,500	14,847,300
Fleetmatics Group plc †		641,820	24,838,434
Fortinet Incorporated †		296,300	5,066,730
Guidewire Software Incorporated †		278,601	13,297,626
Imperva Incorporated †		479,191	21,554,011
Infoblox Incorporated †		397,021	12,617,327
Proofpoint Incorporated †		550,700	16,796,350
PROS Holdings Incorporated †		409,722	15,790,686
Rally Software Development Corporation †		225,315	5,542,749
SolarWinds Incorporated †		59,626	1,993,893
Synchronoss Technologies Incorporated †		438,101	13,900,945
Tyler Technologies Incorporated †		167,325	17,169,218
Ultimate Software Group Incorporated †		98,170	15,382,257

			191,885,909

Total Common Stocks (Cost $798,977,657)			1,217,490,452

	Yield
Short-Term Investments: 3.66%

Investment Companies: 3.66%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08%	13,303,139	13,303,139
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(l)(u)	0.08	31,741,350	31,741,350

Total Short-Term Investments (Cost $45,044,489)			45,044,489

Total investments in securities (Cost $844,022,146) *	102.61%	1,262,534,941
Other assets and liabilities, net	(2.61)	(32,080,878)

Total net assets	100.00%	$1,230,454,063

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $845,075,916 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$431,737,779
Gross unrealized depreciation	(14,278,754)

Net unrealized appreciation	$417,459,025

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—November 30, 2013 (unaudited)

INDEX PORTFOLIO

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/index.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov.

Security name	Shares	Value	Percent of net assets

Common Stocks: 98.53%

Consumer Discretionary: 12.42%

Auto Components: 0.42%
Other securities		$12,028,001	0.42%

Automobiles: 0.73%
Other securities		20,741,902	0.73

Distributors: 0.08%
Other securities		2,241,816	0.08

Diversified Consumer Services: 0.05%
Other securities		1,334,788	0.05

Hotels, Restaurants & Leisure: 1.75%
McDonald’s Corporation	174,692	17,009,760	0.60
Other securities		32,769,719	1.15

		49,779,479	1.75

Household Durables: 0.33%
Other securities		9,571,743	0.33

Internet & Catalog Retail: 1.50%
Amazon.com Incorporated †	64,672	25,456,193	0.89
Other securities		17,414,750	0.61

		42,870,943	1.50

Leisure Equipment & Products: 0.14%
Other securities		3,871,881	0.14

Media: 3.61%
Comcast Corporation Class A	457,062	22,793,682	0.80
Walt Disney Company	290,334	20,480,160	0.72
Other securities		59,662,600	2.09

		102,936,442	3.61

Multiline Retail: 0.71%
Other securities		20,256,710	0.71

Specialty Retail: 2.25%
Home Depot Incorporated	250,324	20,193,637	0.71
Other securities		43,896,649	1.54

		64,090,286	2.25

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	41

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Textiles, Apparel & Luxury Goods: 0.85%
Other securities		$24,229,309	0.85%

Consumer Staples: 9.91%

Beverages: 2.18%
PepsiCo Incorporated	269,507	22,762,561	0.80
The Coca-Cola Company	666,250	26,776,588	0.94
Other securities		12,475,103	0.44

		62,014,252	2.18

Food & Staples Retailing: 2.40%
CVS Caremark Corporation	214,662	14,373,768	0.50
Wal-Mart Stores Incorporated	284,451	23,043,376	0.81
Other securities		30,964,082	1.09

		68,381,226	2.40

Food Products: 1.55%
Other securities		44,250,487	1.55

Household Products: 2.10%
Procter & Gamble Company	478,608	40,308,366	1.41
Other securities		19,565,908	0.69

		59,874,274	2.10

Personal Products: 0.16%
Other securities		4,700,649	0.16

Tobacco: 1.52%
Altria Group Incorporated	350,278	12,953,280	0.45
Philip Morris International	282,847	24,194,732	0.85
Other securities		6,145,152	0.22

		43,293,164	1.52

Energy: 10.14%

Energy Equipment & Services: 1.89%
Schlumberger Limited	231,231	20,445,445	0.72
Other securities		33,403,915	1.17

		53,849,360	1.89

Oil, Gas & Consumable Fuels: 8.25%
Chevron Corporation	337,628	41,339,172	1.45
ConocoPhillips Company	213,725	15,559,180	0.55
Exxon Mobil Corporation	769,201	71,904,909	2.52
Occidental Petroleum Corporation	140,810	13,371,318	0.47
Other securities		92,841,347	3.26

		235,015,926	8.25

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—November 30, 2013 (unaudited)

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Financials: 16.04%

Capital Markets: 2.18%
Other securities		$61,981,692	2.18%

Commercial Banks: 2.76%
Wells Fargo & Company (l)	844,392	37,170,136	1.31
Other securities		41,356,674	1.45

		78,526,810	2.76

Consumer Finance: 0.97%
American Express Company	162,140	13,911,612	0.49
Other securities		13,864,651	0.48

		27,776,263	0.97

Diversified Financial Services: 5.24%
Bank of America Corporation	1,877,399	29,700,452	1.04
Berkshire Hathaway Incorporated Class B †	314,543	36,653,696	1.29
Citigroup Incorporated	531,430	28,123,276	0.99
JPMorgan Chase & Company	657,807	37,639,717	1.32
Other securities		17,232,780	0.60

		149,349,921	5.24

Insurance: 3.02%
American International Group Incorporated	257,998	12,835,401	0.45
Other securities		73,222,629	2.57

		86,058,030	3.02

Real Estate Management & Development: 0.04%
Other securities		1,174,525	0.04

REITs: 1.77%
Other securities		50,498,845	1.77

Thrifts & Mortgage Finance: 0.06%
Other securities		1,625,483	0.06

Health Care: 13.02%

Biotechnology: 2.45%
Amgen Incorporated	131,652	15,018,860	0.53
Gilead Sciences Incorporated †	267,482	20,010,328	0.70
Other securities		34,797,090	1.22

		69,826,278	2.45

Health Care Equipment & Supplies: 2.04%
Other securities		58,188,290	2.04

Health Care Providers & Services: 2.07%
UnitedHealth Group Incorporated	177,672	13,233,011	0.46
Other securities		45,817,066	1.61

		59,050,077	2.07

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	43

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Health Care Technology: 0.10%
Other securities		$2,963,441	0.10%

Life Sciences Tools & Services: 0.49%
Other securities		13,961,340	0.49

Pharmaceuticals: 5.87%
Abbvie Incorporated	277,059	13,423,509	0.47
Bristol-Myers Squibb Company	287,701	14,782,077	0.52
Johnson & Johnson	492,468	46,617,021	1.64
Merck & Company Incorporated	511,394	25,482,763	0.89
Pfizer Incorporated	1,156,921	36,709,103	1.29
Other securities		30,160,740	1.06

		167,175,213	5.87

Industrials: 10.69%

Aerospace & Defense: 2.73%
Boeing Company	121,294	16,283,720	0.57
United Technologies Corporation	147,511	16,353,069	0.57
Other securities		45,205,205	1.59

		77,841,994	2.73

Air Freight & Logistics: 0.82%
United Parcel Service Incorporated Class B	126,255	12,925,987	0.45
Other securities		10,402,390	0.37

		23,328,377	0.82

Airlines: 0.23%
Other securities		6,639,219	0.23

Building Products: 0.05%
Other securities		1,398,492	0.05

Commercial Services & Supplies: 0.49%
Other securities		14,048,313	0.49

Construction & Engineering: 0.17%
Other securities		4,696,034	0.17

Electrical Equipment: 0.75%
Other securities		21,483,385	0.75

Industrial Conglomerates: 2.47%
3M Company	113,467	15,148,979	0.53
General Electric Company	1,779,651	47,445,496	1.67
Other securities		7,819,293	0.27

		70,413,768	2.47

Machinery: 1.72%
Other securities		48,877,693	1.72

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—November 30, 2013 (unaudited)

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Professional Services: 0.18%
Other securities		$5,062,350	0.18%

Road & Rail: 0.90%
Union Pacific Corporation	81,058	13,134,638	0.46
Other securities		12,605,290	0.44

		25,739,928	0.90

Trading Companies & Distributors: 0.18%
Other securities		5,008,641	0.18

Information Technology: 17.64%

Communications Equipment: 1.73%
Cisco Systems Incorporated	936,950	19,910,188	0.70
QUALCOMM Incorporated	299,777	22,057,592	0.77
Other securities		7,354,501	0.26

		49,322,281	1.73

Computers & Peripherals: 4.10%
Apple Incorporated	158,763	88,283,341	3.10
Other securities		28,543,584	1.00

		116,826,925	4.10

Electronic Equipment, Instruments & Components: 0.45%
Other securities		12,849,328	0.45

Internet Software & Services: 2.49%
Google Incorporated Class A †	48,885	51,798,057	1.82
Other securities		19,151,520	0.67

		70,949,577	2.49

IT Services: 3.43%
International Business Machines Corporation	179,944	32,332,338	1.13
MasterCard Incorporated	18,128	13,791,964	0.48
Visa Incorporated Class A	90,207	18,353,516	0.64
Other securities		33,169,122	1.18

		97,646,940	3.43

Office Electronics: 0.08%
Other securities		2,304,063	0.08

Semiconductors & Semiconductor Equipment: 1.96%
Intel Corporation	870,622	20,755,628	0.73
Other securities		34,997,584	1.23

		55,753,212	1.96

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	45

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Software: 3.40%
Microsoft Corporation	1,324,677	$50,509,934	1.77%
Oracle Corporation	623,122	21,989,975	0.77
Other securities		24,559,684	0.86

		97,059,593	3.40

Materials: 3.40%

Chemicals: 2.49%
Other securities		70,897,607	2.49

Construction Materials: 0.04%
Other securities		1,280,219	0.04

Containers & Packaging: 0.21%
Other securities		5,943,804	0.21

Metals & Mining: 0.53%
Other securities		15,060,297	0.53

Paper & Forest Products: 0.13%
Other securities		3,635,574	0.13

Telecommunication Services: 2.34%

Diversified Telecommunication Services: 2.19%
AT&T Incorporated	928,116	32,678,964	1.15
Verizon Communications Incorporated	500,083	24,814,118	0.87
Other securities		4,876,218	0.17

		62,369,300	2.19

Wireless Telecommunication Services: 0.15%
Other securities		4,269,932	0.15

Utilities: 2.93%

Electric Utilities: 1.61%
Other securities		46,030,341	1.61

Gas Utilities: 0.11%
Other securities		3,056,989	0.11

Independent Power Producers & Energy Traders: 0.11%
Other securities		3,060,395	0.11

Multi-Utilities: 1.10%
Other securities		31,383,171	1.10

Total Common Stocks (Cost $1,688,319,423)		2,807,726,588	98.53

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—November 30, 2013 (unaudited)

INDEX PORTFOLIO

Security name	Yield		Shares	Value	Percent of net assets

Short-Term Investments: 1.56%

Investment Companies: 1.47%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08%		32,725,140	$32,725,140	1.15%
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)	0.08		9,164,555	9,164,555	0.32

				41,889,695	1.47

		Maturity date	Principal

U.S. Treasury Securities: 0.09%
U.S. Treasury Bill (z)#	0.01	1-2-2014	$700,000	699,994	0.03
U.S. Treasury Bill (z)#	0.07	4-10-2014	1,750,000	1,749,561	0.06

				2,449,555	0.09

Total Short-Term Investments (Cost $44,339,250)				44,339,250	1.56

Total investments in securities
(Cost $1,732,658,673) *				2,852,065,838	100.09%
Other assets and liabilities, net				(2,592,238)	(0.09)

Total net assets				$2,849,473,600	100.00%

†	Non-income-earning security

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $1,836,348,596 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,158,532,327
Gross unrealized depreciation	(142,815,085)

Net unrealized appreciation	$1,015,717,242

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	47

INTERNATIONAL GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 94.72%

Belgium: 4.12%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	37,003	$3,777,683
Telenet Group Holding NV (Consumer Discretionary, Media)	22,559	1,241,179
UCB SA (Health Care, Pharmaceuticals)	19,886	1,334,412

		6,353,274

Brazil: 0.25%
BM&F Bovespa SA (Financials, Diversified Financial Services)	76,800	380,696

Canada: 0.80%
Canadian Pacific Railway Limited (Industrials, Road & Rail)	7,998	1,230,732

China: 6.46%
Baidu Incorporated ADR (Information Technology, Internet Software & Services) †	39,488	6,577,516
China Resources Land Limited (Financials, Real Estate Management & Development)	524,500	1,444,419
Tencent Holdings Limited (Information Technology, Internet Software & Services)	33,800	1,954,934

		9,976,869

Denmark: 0.37%
Rockwool International AS B Shares (Industrials, Building Products)	3,303	577,163

France: 6.93%
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods) «	4,023	758,303
Pernod-Ricard SA (Consumer Staples, Beverages)	15,019	1,702,248
Schneider Electric SA (Industrials, Electrical Equipment)	37,947	3,212,143
Unibail-Rodamco SE (Financials, REITs)	7,996	2,090,501
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	17,330	2,939,319

		10,702,514

Germany: 17.38%
Allianz AG (Financials, Insurance)	7,242	1,257,821
Axel Springer AG (Consumer Discretionary, Media)	2,569	154,432
Bayer AG (Health Care, Pharmaceuticals)	42,389	5,654,892
Beiersdorf AG (Consumer Staples, Personal Products)	23,968	2,433,248
Deutsche Post AG (Industrials, Air Freight & Logistics)	120,799	4,271,665
Heidelbergcement AG (Materials, Construction Materials)	25,189	1,970,003
Linde AG (Materials, Chemicals)	29,438	6,010,726
MTU Aero Engines AG (Industrials, Aerospace & Defense)	20,344	1,911,950
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	14,459	3,162,451

		26,827,188

Hong Kong: 5.89%
AIA Group Limited (Financials, Insurance)	989,600	5,016,514
Beijing Enterprises Holdings Limited (Industrials, Industrial Conglomerates)	269,000	2,408,028
Hong Kong Land Holdings Limited (Financials, Real Estate Management & Development)	115,966	685,359
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	130,400	986,496

		9,096,397

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

INTERNATIONAL GROWTH PORTFOLIO

Security name	Shares	Value

India: 0.21%
Coal India Limited (Energy, Oil, Gas & Consumable Fuels)	75,394	$328,107

Indonesia: 0.57%
PT Bank Rakyat Indonesia Tbk (Financials, Commercial Banks)	1,405,000	875,005

Ireland: 2.43%
Covidien plc (Health Care, Health Care Equipment & Supplies)	54,988	3,753,481

Japan: 11.19%
Denso Corporation (Consumer Discretionary, Auto Components)	6,300	315,538
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	93,600	3,956,925
Ishikawajima-Harima Heavy Industries Company Limited (Industrials, Machinery)	376,000	1,571,179
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	72,300	2,442,353
NGK Insulators Limited (Industrials, Machinery)	167,000	3,057,115
Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	14,900	1,128,865
ORIX Corporation (Financials, Diversified Financial Services)	40,800	742,905
Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	16,700	811,155
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	52,100	3,245,282

		17,271,317

Mexico: 1.29%
Grupo Televisa SAB ADR (Consumer Discretionary, Media)	65,247	1,990,686

Netherlands: 3.81%
Nielsen Holdings NV (Industrials, Professional Services)	2,334	100,718
Unilever NV (Consumer Staples, Food Products) «	107,080	4,218,577
Ziggo NV (Telecommunication Services, Diversified Telecommunication Services)	36,504	1,564,090

		5,883,385

Nigeria: 0.49%
Nigerian Breweries plc (Consumer Staples, Beverages)	712,597	762,308

Singapore: 0.50%
Global Logistic Properties Limited (Financials, Real Estate Management & Development)	330,000	775,666

South Korea: 0.59%
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	640	903,487

Spain: 0.62%
Grifols SA (Health Care, Biotechnology)	20,038	916,144
Grifols SA Class B (Health Care, Biotechnology)	1,237	42,205

		958,349

Switzerland: 9.28%
Actelion Limited (Health Care, Biotechnology)	8,180	681,328
Nestle SA (Consumer Staples, Food Products)	65,507	4,784,118
Roche Holdings AG (Health Care, Pharmaceuticals)	15,708	4,379,074
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,956	1,281,774
Swiss Reinsurance AG (Financials, Insurance)	15,694	1,396,350
UBS AG (Financials, Capital Markets)	94,916	1,809,420

		14,332,064

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	49

INTERNATIONAL GROWTH PORTFOLIO

Security name		Shares	Value

United Kingdom: 20.56%
Diageo plc (Consumer Staples, Beverages)		24,665	$785,633
HSBC Holdings plc (Financials, Commercial Banks)		200,197	2,234,467
Imperial Tobacco Group plc (Consumer Staples, Tobacco)		88,097	3,351,143
Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		28,258	880,189
Johnson Matthey plc (Materials, Chemicals)		38,520	1,998,671
Land Securities Group plc (Financials, REITs)		133,950	2,089,447
Liberty Global plc Class A (Consumer Discretionary, Media) †		31,095	2,668,262
Liberty Global plc Class C (Consumer Discretionary, Media) †		2,512	204,602
Meggitt plc (Industrials, Aerospace & Defense)		167,653	1,369,603
Prudential plc (Financials, Insurance)		58,079	1,242,483
Rolls-Royce Holdings plc (Industrials, Aerospace & Defense)		216,156	4,369,483
Rolls-Royce Holdings plc Class C Preference Shares (Industrials, Aerospace & Defense)†(a)		15,559,894	25,468
Royal Mail plc (Industrials, Air Freight & Logistics) †		116,473	1,058,069
SABMiller plc (Consumer Staples, Beverages)		73,992	3,818,603
Tesco plc (Consumer Staples, Food & Staples Retailing)		251,762	1,433,846
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)		535,205	1,986,822
WPP plc (Consumer Discretionary, Media)		100,479	2,221,910

			31,738,701

United States: 0.98%
Schlumberger Limited (Energy, Energy Equipment & Services)		17,120	1,513,750

Total Common Stocks (Cost $111,347,427)			146,231,139

Participatory Notes: 0.37%
HSBC Bank plc		68,500	573,788

Total Participatory Notes (Cost $537,051)			573,788

	Dividend yield

Preferred Stocks: 1.46%

Germany: 1.46%
Henkel AG & Company KGaA (Consumer Staples, Household Products) ±	1.10%	19,848	2,250,105

Total Preferred Stocks (Cost $1,503,116)			2,250,105

	Yield	Shares

Short-Term Investments: 4.44%

Investment Companies: 4.44%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08	6,093,828	6,093,828
Wells Fargo Securities Lending Cash Investments, LLC (r)(v)(l)(u)	0.08	765,419	765,419

Total Short-Term Investments (Cost $6,859,247)			6,859,247

Total investments in securities
(Cost $120,246,841) *	100.99%	155,914,279
Other assets and liabilities, net	(0.99)	(1,527,178)

Total net assets	100.00%	$154,387,101

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

INTERNATIONAL GROWTH PORTFOLIO

«	All or a portion of this security is on loan.

†	Non-income-earning security

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $120,170,471 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$36,464,160
Gross unrealized depreciation	(720,352)

Net unrealized appreciation	$35,743,808

The following table shows the percent of total long-term investments by sector as of November 30, 2013:

Consumer Staples	21.31%
Industrials	18.85
Financials	17.29
Consumer Discretionary	13.35
Health Care	12.55
Materials	6.70
Information Technology	6.33
Telecommunication Services	2.38
Energy	1.24

100.00%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	51

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 96.98%

Australia: 5.94%
Arrium Limited (Materials, Metals & Mining)	1,531,700	$2,197,841
Bendigo Bank Limited (Financials, Commercial Banks)	272,500	2,795,419
Boart Longyear Group Limited (Energy, Energy Equipment & Services) «	199,991	54,661
Cabcharge Australia Limited (Industrials, Commercial Services & Supplies) «	207,386	748,198
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	475,400	2,607,340
Downer EDI Limited (Industrials, Commercial Services & Supplies)	518,900	2,250,260
Leighton Holdings Limited (Industrials, Construction & Engineering) «	77,400	1,146,578
Lend Lease Corporation Limited (Financials, Real Estate Management & Development)	350,500	3,528,518
Metcash Limited (Consumer Staples, Food & Staples Retailing)	785,500	2,182,670
Mincor Resources NL (Materials, Metals & Mining) (i)	570,994	260,102
Myer Holdings Limited (Consumer Discretionary, Multiline Retail) «	577,400	1,499,214
Primary Health Care Limited (Health Care, Health Care Providers & Services)	339,000	1,544,229
Rio Tinto Limited (Materials, Metals & Mining)	66,800	4,020,287
Sally Malay Mining Limited (Materials, Metals & Mining)	368,800	80,639
Seven Network Limited (Industrials, Trading Companies & Distributors)	165,800	1,093,617
Toll Holdings Limited (Industrials, Air Freight & Logistics)	283,600	1,477,897
United Construction Group Limited (Industrials, Construction & Engineering)	152,800	897,894

		28,385,364

Austria: 1.40%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	41,100	2,012,828
RHI AG (Materials, Construction Materials) (i)	64,721	2,314,146
Voestalpine AG (Materials, Metals & Mining)	47,700	2,372,020

		6,698,994

Belgium: 1.12%
Delhaize Group SA (Consumer Staples, Food & Staples Retailing)	39,400	2,295,951
KBC Groep NV (Financials, Commercial Banks)	53,400	3,046,844

		5,342,795

Brazil: 1.25%
Banco do Brasil SA (Financials, Commercial Banks)	196,000	2,141,980
Companhia de Saneamento Basico do Estado de Sao Paulo SA (Utilities, Water Utilities)	253,200	2,657,619
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	72,400	1,192,255

		5,991,854

Canada: 2.38%
Magna International Incorporated Class A (Consumer Discretionary, Auto Components) «	65,800	5,365,726
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	48,400	2,851,321
WestJet Airlines Limited (Industrials, Airlines)	120,000	3,155,635

		11,372,682

China: 2.18%
China BlueChemical Limited (Materials, Chemicals)	1,984,000	1,346,100
China Communications Services Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	2,836,000	1,858,317
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	6,116,500	5,254,447

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

China (continued)
China Railway Construction Corporation Limited (Industrials, Construction & Engineering)	1,747,500	$1,958,785

		10,417,649

Czech Republic: 0.33%
CEZ AS (Utilities, Electric Utilities)	57,500	1,595,965

Finland: 0.87%
Kesko Oyj (Consumer Staples, Food & Staples Retailing)	63,800	2,380,888
TietoEnator Oyj (Information Technology, IT Services)	82,700	1,780,715

		4,161,603

France: 9.10%
Alstom SA (Industrials, Machinery)	56,900	2,088,996
AXA SA (Financials, Insurance)	132,200	3,463,465
BNP Paribas SA (Financials, Commercial Banks)	49,100	3,685,305
Compagnie Generale des Etablissements Michelin SCA Class B (Consumer Discretionary, Auto Components)	24,000	2,606,690
Credit Agricole SA (Financials, Commercial Banks) †	219,328	2,750,144
Renault SA (Consumer Discretionary, Automobiles)	40,500	3,592,207
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	61,400	6,492,782
SCOR SE (Financials, Insurance)	109,700	3,838,202
Societe Generale SA (Financials, Commercial Banks)	39,000	2,242,972
Thales SA (Industrials, Aerospace & Defense)	59,100	3,606,909
Total SA (Energy, Oil, Gas & Consumable Fuels)	93,700	5,676,562
Vivendi SA (Telecommunication Services, Diversified Telecommunication Services)	134,746	3,422,165

		43,466,399

Germany: 8.63%
Allianz AG (Financials, Insurance)	35,700	6,200,527
BASF SE (Materials, Chemicals)	46,500	4,965,182
Daimler AG (Consumer Discretionary, Automobiles)	69,300	5,742,787
Deutsche Bank AG (Financials, Capital Markets)	41,200	1,986,382
E.ON SE (Utilities, Multi-Utilities)	87,200	1,677,411
Gildemeister AG (Industrials, Machinery)	74,500	2,298,945
Hannover Rueckversicherung AG (Financials, Insurance)	31,000	2,581,136
Metro AG (Consumer Staples, Food & Staples Retailing)	49,800	2,495,730
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	19,700	4,308,754
Norddeutsche Affinerie AG (Materials, Metals & Mining)	25,900	1,527,563
RWE AG (Utilities, Multi-Utilities)	40,900	1,570,200
Volkswagen AG (Consumer Discretionary, Automobiles)	22,600	5,884,057

		41,238,674

Hong Kong: 1.08%
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	1,133,500	1,023,457
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components) (i)	2,204,000	955,214
Wheelock & Company Limited (Financials, Real Estate Management & Development)	379,000	1,845,466
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	429,500	1,343,460

		5,167,597

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	53

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

India: 1.06%
Gail Limited (Utilities, Gas Utilities) (i)	26,700	$821,292
Tata Motors Limited ADR (Consumer Discretionary, Automobiles)	83,800	2,720,986
Tata Steel Limited GDR (Industrials, Machinery)	245,900	1,540,564

		5,082,842

Indonesia: 0.15%
PT Japfa Comfeed Indonesia Tbk (Consumer Staples, Food Products)	6,962,500	721,714

Ireland: 0.65%
Irish Life & Permanent Group Holdings plc (Financials, Insurance) †	111,500	6,847
Smurfit Kappa Group plc (Materials, Containers & Packaging)	130,200	3,095,342

		3,102,189

Israel: 1.07%
Bank Hapoalim Limited (Financials, Commercial Banks)	542,900	3,026,126
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	51,404	2,080,378

		5,106,504

Italy: 1.43%
Enel SpA (Utilities, Electric Utilities)	688,400	3,131,021
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	153,300	3,688,250

		6,819,271

Japan: 18.89%
Adeka Corporation (Materials, Chemicals)	203,200	2,259,651
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	46,400	1,866,419
Aoyama Trading Company Limited (Consumer Discretionary, Specialty Retail)	73,100	1,963,369
Aozora Bank Limited (Financials, Commercial Banks)	588,000	1,693,532
Chiba Bank Limited (Financials, Commercial Banks)	329,000	2,287,020
DCM Japan Holdings Company Limited (Consumer Discretionary, Specialty Retail)	143,100	972,395
Eizo Nanao Corporation (Information Technology, Computers & Peripherals)	63,300	1,661,837
Fukuoka Financial Group Incorporated (Financials, Commercial Banks)	378,000	1,693,942
Hitachi Capital Corporation (Financials, Consumer Finance)	57,700	1,662,977
Itochu Corporation (Industrials, Trading Companies & Distributors)	200,700	2,531,651
JX Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	408,000	2,123,154
Kaken Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	101,000	1,529,422
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	120,000	7,533,317
Kyorin Company Limited (Health Care, Pharmaceuticals)	99,000	2,045,243
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	148,000	2,274,367
Marubeni Corporation (Industrials, Trading Companies & Distributors)	516,000	3,743,110
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	25,100	1,166,473
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	35,500	698,389
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	260,300	3,606,206
Mizuho Financial Group Incorporated (Financials, Commercial Banks)	1,831,300	3,844,076
Nichirei Corporation (Consumer Staples, Food Products)	265,000	1,402,294
Nippon Electric Glass Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	107,000	575,611
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	92,700	4,651,970
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	151,400	1,383,553

The accompanying notes are an integral part of these financial statements.

54	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Japan (continued)
NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	180,000	$2,899,683
Otsuka Holdings Company Limited (Health Care, Pharmaceuticals)	133,900	3,911,436
Rengo Company Limited (Materials, Containers & Packaging)	208,000	1,118,946
Resona Holdings Incorporated (Financials, Commercial Banks)	598,500	2,968,396
Ryosan Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	16,200	335,151
Saizeriya Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	99,800	1,167,297
Sankyu Incorporated (Industrials, Road & Rail)	313,000	1,182,631
Shionogi & Company Limited (Health Care, Pharmaceuticals)	79,300	1,743,555
Sojitz Corporation (Industrials, Trading Companies & Distributors)	678,000	1,251,081
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	285,000	3,525,458
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	100,400	4,969,763
The Keiyo Bank Limited (Financials, Commercial Banks)	62,000	308,108
Toshiba TEC Corporation (Information Technology, Office Electronics)	234,000	1,484,989
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	325,000	1,919,697
Tsuruha Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	13,500	1,242,909
West Japan Railway Company (Industrials, Road & Rail)	45,400	1,985,765
Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	297,000	3,073,664

		90,258,507

Liechtenstein: 0.17%
Verwaltungs-und Privat-Bank AG (Financials, Capital Markets) (i)	7,800	795,962

Malaysia: 0.50%
Tenaga Nasional Berhad (Utilities, Electric Utilities)	772,000	2,361,750

Netherlands : 2.35%
Aegon NV (Financials, Insurance)	334,000	2,966,999
ING Groep NV (Financials, Diversified Financial Services) †	237,100	3,078,635
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	285,600	5,199,034

		11,244,668

Norway: 1.50%
Atea ASA (Information Technology, IT Services)	84,900	823,902
DnB Nor ASA (Financials, Commercial Banks)	148,800	2,630,772
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	61,700	1,392,747
Yara International ASA (Materials, Chemicals)	53,600	2,336,763

		7,184,184

Poland: 0.64%
Asseco Poland SA (Information Technology, Software)	101,800	1,681,152
KGHM Polska Miedz SA (Materials, Metals & Mining)	36,500	1,396,951

		3,078,103

Russia: 1.49%
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels) (i)	150,900	3,405,671
Lukoil ADR (Energy, Oil, Gas & Consumable Fuels)	60,400	3,729,881

		7,135,552

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	55

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Singapore: 0.39%
United Overseas Bank Limited (Financials, Commercial Banks)	113,000	$1,883,558

South Africa: 0.26%
Barclays Africa Group Limited (Financials, Commercial Banks) «	92,100	1,227,880

South Korea: 2.42%
E-MART Company Limited (Consumer Staples, Food & Staples Retailing)	8,500	2,164,556
Industrial Bank of Korea (Financials, Commercial Banks)	192,500	2,082,703
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	22,300	4,762,166
Woori Finance Holdings Company Limited (Financials, Commercial Banks)	212,200	2,536,455

		11,545,880

Spain: 2.12%
Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	185,200	2,212,519
Banco Santander Central Hispano SA (Financials, Commercial Banks)	429,681	3,819,291
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	123,800	3,250,964
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	52,400	862,055

		10,144,829

Sweden: 1.49%
Boliden AB (Materials, Metals & Mining)	169,300	2,477,763
Nordea Bank AB (Financials, Commercial Banks)	177,300	2,291,956
Saab AB (Industrials, Aerospace & Defense)	113,500	2,338,885

		7,108,604

Switzerland: 5.71%
Baloise Holding AG (Financials, Insurance)	28,800	3,399,636
Credit Suisse Group AG (Financials, Capital Markets)	184,595	5,494,372
Georg Fischer AG (Industrials, Machinery)	3,000	2,068,509
Novartis AG (Health Care, Pharmaceuticals)	48,000	3,794,142
Roche Holdings AG (Health Care, Pharmaceuticals)	12,300	3,428,992
Swiss Reinsurance AG (Financials, Insurance)	48,500	4,315,213
Zurich Financial Services AG (Financials, Insurance)	17,100	4,770,908

		27,271,772

Taiwan: 0.26%
Powertech Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	794,000	1,227,462

Thailand: 0.74%
Bangchak Petroleum PCL (Energy, Oil, Gas & Consumable Fuels)	2,188,900	2,266,612
Thanachart Capital PCL (Financials, Commercial Banks)	1,251,600	1,276,546

		3,543,158

United Kingdom: 19.41%
Alent plc (Materials, Chemicals)	145,400	804,409
AMEC plc (Energy, Energy Equipment & Services)	120,300	2,228,988
Amlin plc (Financials, Insurance)	279,000	2,055,003
AstraZeneca plc (Health Care, Pharmaceuticals)	150,200	8,637,850
Aviva plc (Financials, Insurance)	314,900	2,212,734
BAE Systems plc (Industrials, Aerospace & Defense)	684,100	4,785,748
Barclays plc (Financials, Commercial Banks)	715,000	3,179,721

The accompanying notes are an integral part of these financial statements.

56	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name		Shares	Value

United Kingdom (continued)
BP plc (Energy, Oil, Gas & Consumable Fuels)		844,300	$6,661,002
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)		1,124,900	6,862,290
Carillion plc (Industrials, Construction & Engineering)		261,500	1,289,634
Centrica plc (Utilities, Gas Utilities)		524,600	2,904,866
Chemring Group plc (Industrials, Aerospace & Defense)		247,200	861,834
Debenhams plc (Consumer Discretionary, Media)		1,238,200	1,960,819
Firstgroup plc (Industrials, Road & Rail)		254,700	476,509
GlaxoSmithKline plc (Health Care, Pharmaceuticals)		57,700	1,528,566
Home Retail Group plc (Consumer Discretionary, Internet & Catalog Retail)		290,000	906,149
Inchcape plc (Consumer Discretionary, Distributors)		255,800	2,491,227
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)		706,400	4,710,505
Darty plc (Consumer Discretionary, Specialty Retail) (i)		679,100	972,607
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		558,800	1,369,222
Old Mutual plc (Financials, Insurance)		982,800	3,202,817
Pace plc (Consumer Discretionary, Household Durables)		374,800	1,937,347
Premier Foods plc (Consumer Staples, Food Products) †		31,510	62,793
Royal & Sun Alliance Insurance Group plc (Financials, Insurance)		443,900	773,077
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)		14,300	478,379
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)		264,000	9,266,713
Tesco plc (Consumer Staples, Food & Staples Retailing)		655,700	3,734,374
Tullett Prebon plc (Financials, Capital Markets)		279,500	1,532,577
Vesuvius plc (Industrials, Machinery)		145,400	1,156,159
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)		1,962,500	7,285,317
WH Smith plc (Consumer Discretionary, Specialty Retail)		223,600	3,465,912
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)		679,700	2,953,802

			92,748,950

Total Common Stocks (Cost $426,952,922)			463,432,915

	Dividend yield

Preferred Stocks: 0.65%

Brazil: 0.65%
Banco do Estado do Rio Grande do Sul SA (Financials, Commercial Banks) ±	5.57%	173,300	1,000,735
Companhia Energetica de Minas Gerais SA (Energy, Oil, Gas & Consumable Fuels) ±	18.81	83,399	692,939
Companhia Vale Do Rio Doce Class A (Materials, Metals & Mining) ±	5.41	100,100	1,402,454

Total Preferred Stocks (Cost $4,315,406)			3,096,128

	Yield
Short-Term Investments: 2.53%

Investment Companies: 2.53%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08	2,748,860	2,748,860
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)	0.08	9,341,704	9,341,704

Total Short-Term Investments (Cost $12,090,564)			12,090,564

Total investments in securities (Cost $443,358,892) *	100.16%	478,619,607
Other assets and liabilities, net	(0.16)	(786,528)

Total net assets	100.00%	$477,833,079

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	57

INTERNATIONAL VALUE PORTFOLIO

«	All or a portion of this security is on loan.

±	Variable rate investment. The rate shown is the rate in effect at period end.

†	Non-income-earning security

(i)	Illiquid security

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $444,667,949 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$81,293,138
Gross unrealized depreciation	(47,341,530)

Net unrealized appreciation	$33,951,608

The following table shows the percent of total long-term investments by sector as of November 30, 2013:

Financials	27.49%
Industrials	12.23
Consumer Discretionary	11.62
Energy	11.04
Telecommunication Services	8.60
Health Care	8.12
Consumer Staples	7.37
Materials	7.28
Utilities	3.99
Information Technology	2.26

100.00%

The accompanying notes are an integral part of these financial statements.

58	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 97.64%

Consumer Discretionary: 8.77%

Automobiles: 1.72%
General Motors Company †	45,392	$1,758,032

Hotels, Restaurants & Leisure: 1.03%
Norwegian Cruise Line Holdings Limited †	30,660	1,045,506

Household Durables: 2.85%
Harman International Industries Incorporated	12,170	986,257
Newell Rubbermaid Incorporated	63,295	1,921,003

		2,907,260

Media: 2.21%
Lamar Advertising Company Class A †	27,401	1,367,858
Walt Disney Company	12,553	885,489

		2,253,347

Specialty Retail: 0.96%
Bed Bath & Beyond Incorporated †	12,479	973,736

Consumer Staples: 4.89%

Food & Staples Retailing: 2.32%
CVS Caremark Corporation	35,314	2,364,625

Household Products: 1.40%
Procter & Gamble Company	16,902	1,423,486

Personal Products: 1.17%
Herbalife Limited «	17,166	1,196,127

Energy: 13.34%

Energy Equipment & Services: 0.96%
Baker Hughes Incorporated	17,235	981,706

Oil, Gas & Consumable Fuels: 12.38%
Chevron Corporation	13,274	1,625,269
ConocoPhillips Company	18,151	1,321,393
Denbury Resources Incorporated †	73,783	1,230,700
EnCana Corporation	66,349	1,273,237
Exxon Mobil Corporation	31,166	2,913,398
Marathon Oil Corporation	55,250	1,991,210
Valero Energy Corporation	18,823	860,588
Whiting Petroleum Corporation †	23,110	1,395,844

		12,611,639

Financials: 31.20%

Capital Markets: 1.35%
Goldman Sachs Group Incorporated	8,139	1,375,003

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	59

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Commercial Banks: 6.76%
First Republic Bank Corporation	36,349	$1,857,434
KeyCorp	129,016	1,644,954
SVB Financial Group †	16,992	1,720,270
Synovus Financial Corporation	476,436	1,662,762

		6,885,420

Consumer Finance: 1.25%
SLM Corporation	47,671	1,270,432

Diversified Financial Services: 7.06%
Bank of America Corporation	185,565	2,935,638
Citigroup Incorporated	50,481	2,671,455
JPMorgan Chase & Company	27,844	1,593,234

		7,200,327

Insurance: 8.61%
ACE Limited	9,789	1,006,113
American International Group Incorporated	44,026	2,190,294
MetLife Incorporated	37,028	1,932,491
The Hartford Financial Services Group Incorporated	65,234	2,324,287
The Travelers Companies Incorporated	14,597	1,324,532

		8,777,717

Real Estate Management & Development: 0.99%
Realogy Holdings Corporation †	21,244	1,006,753

REITs: 5.18%
American Tower Corporation	22,300	1,734,271
Realty Income Corporation «	36,255	1,381,678
Vornado Realty Trust	11,650	1,024,385
Weyerhaeuser Company	37,711	1,136,232

		5,276,566

Health Care: 10.94%

Health Care Equipment & Supplies: 2.51%
Medtronic Incorporated	18,368	1,052,854
Stryker Corporation	20,232	1,505,665

		2,558,519

Health Care Providers & Services: 1.73%
Cigna Corporation	20,170	1,763,867

Pharmaceuticals: 6.70%
Johnson & Johnson	24,126	2,283,767
Merck & Company Incorporated	21,599	1,076,278
Novartis AG ADR	20,476	1,620,061
Pfizer Incorporated	58,190	1,846,369

		6,826,475

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Industrials: 11.92%

Airlines: 1.54%
United Continental Holdings Incorporated †	39,988	$1,569,529

Construction & Engineering: 1.02%
URS Corporation	19,922	1,035,346

Electrical Equipment: 1.90%
Eaton Corporation plc	26,600	1,932,756

Industrial Conglomerates: 1.74%
General Electric Company	66,322	1,768,145

Machinery: 2.09%
Dover Corporation	13,881	1,259,562
Stanley Black & Decker Incorporated	10,740	874,129

		2,133,691

Road & Rail: 1.66%
Hertz Global Holdings Incorporated †	69,933	1,696,575

Trading Companies & Distributors: 1.97%
WESCO International Incorporated †	23,374	2,009,697

Information Technology: 6.94%

Communications Equipment: 0.75%
JDS Uniphase Corporation †	63,385	769,494

Computers & Peripherals: 2.55%
Apple Incorporated	2,127	1,182,761
EMC Corporation	59,180	1,411,443

		2,594,204

Semiconductors & Semiconductor Equipment: 2.35%
Maxim Integrated Products Incorporated	28,115	800,715
Skyworks Solutions Incorporated †	60,034	1,596,304

		2,397,019

Software: 1.29%
Symantec Corporation	58,318	1,311,572

Materials: 3.04%

Chemicals: 3.04%
Ashland Incorporated	13,885	1,264,646
Huntsman Corporation	43,658	1,001,078
Westlake Chemical Corporation	7,360	828,589

		3,094,313

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	61

LARGE COMPANY VALUE PORTFOLIO

Security name		Shares	Value

Telecommunication Services: 2.34%

Diversified Telecommunication Services: 2.34%
AT&T Incorporated		24,373	$858,170
Verizon Communications Incorporated		30,653	1,521,002

			2,379,172

Utilities: 4.26%

Electric Utilities: 1.22%
Portland General Electric Company		41,532	1,238,069

Independent Power Producers & Energy Traders: 1.96%
AES Corporation		137,333	2,000,942

Water Utilities: 1.08%
Aqua America Incorporated		45,800	1,102,406

	Yield
Total Common Stocks (Cost $82,169,991)			99,489,473

Short-Term Investments: 4.81%

Investment Companies: 4.81%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08%	2,329,957	2,329,957
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.08	2,575,400	2,575,400

Total Short-Term Investments (Cost $4,905,357)			4,905,357

Total investments in securities (Cost $87,075,348) *	102.45%	104,394,830
Other assets and liabilities, net	(2.45)	(2,497,243)

Total net assets	100.00%	$101,897,587

†	Non-income-earning security

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate

«	All or a portion of this security is on loan.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $87,920,090 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$18,065,178
Gross unrealized depreciation	(1,590,438)

Net unrealized appreciation	$16,474,740

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Advantage Allocation Funds	Portfolio of investments — November 30, 2013 (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 95.63%

Consumer Discretionary: 14.66%

Auto Components: 0.93%
Tower International Incorporated †	104,840	$2,253,013

Diversified Consumer Services: 0.61%
LifeLock Incorporated †	85,540	1,472,999

Hotels, Restaurants & Leisure: 1.48%
Brinker International Incorporated	43,340	2,038,273
Del Frisco’s Restaurant Group Incorporated †	72,380	1,532,285

		3,570,558

Household Durables: 0.62%
Ethan Allen Interiors Incorporated	48,440	1,496,796

Media: 1.64%
IMAX Corporation †«	59,540	1,835,618
Lions Gate Entertainment Corporation †	67,610	2,139,180

		3,974,798

Specialty Retail: 4.76%
Bebe Stores Incorporated	207,120	1,219,937
Chico’s FAS Incorporated	87,800	1,640,982
Dick’s Sporting Goods Incorporated	41,760	2,360,275
GNC Holdings Incorporated Class A	40,670	2,447,521
Pier 1 Imports Incorporated	89,350	1,991,612
Sonic Automotive Incorporated	78,950	1,872,694

		11,533,021

Textiles, Apparel & Luxury Goods: 4.62%
Deckers Outdoor Corporation †	24,050	1,987,492
Hanesbrands Incorporated	53,920	3,779,792
Movado Group Incorporated	29,050	1,322,356
Skechers U.S.A. Incorporated Class A †	69,420	2,333,900
Tumi Holdings Incorporated †	73,380	1,761,120

		11,184,660

Consumer Staples: 0.89%

Food Products: 0.89%
Whitewave Foods Company †	101,040	2,149,121

Energy: 6.42%

Energy Equipment & Services: 1.56%
Pacific Drilling SA †	141,010	1,593,413
Tidewater Incorporated	38,210	2,179,498

		3,772,911

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	63

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Oil, Gas & Consumable Fuels: 4.86%
Delek US Holdings Incorporated	82,770	$2,504,620
Diamondback Energy Incorporated †	29,480	1,466,335
GasLog Limited	82,990	1,322,031
Gulfport Energy Corporation †	32,280	1,886,120
Oasis Petroleum Incorporated †	53,580	2,471,645
Rosetta Resources Incorporated †	41,810	2,114,332

		11,765,083

Financials: 10.58%

Capital Markets: 4.25%
Evercore Partners Incorporated Class A	55,780	3,059,533
LPL Financial Holdings Incorporated	58,330	2,500,607
Stifel Financial Corporation †	50,970	2,281,927
Virtus Investment Partners Incorporated †	11,760	2,443,728

		10,285,795

Commercial Banks: 2.52%
CapitalSource Incorporated	151,150	2,125,169
Signature Bank †	14,570	1,548,063
SVB Financial Group †	23,990	2,428,748

		6,101,980

Consumer Finance: 0.81%
Encore Capital Group Incorporated †	41,015	1,956,005

Insurance: 1.16%
Argo Group International Holdings Limited	59,542	2,815,741

REITs: 0.81%
QTS Realty Trust Incorporated Class A †	94,030	1,957,705

Thrifts & Mortgage Finance: 1.03%
Essent Group Limited †	114,570	2,490,752

Health Care: 19.43%

Biotechnology: 4.11%
Alnylam Pharmaceuticals Incorporated †	32,280	1,975,536
Exelixis Incorporated †«	222,430	1,296,767
Insys Therapeutics Incorporation †	24,980	1,101,618
InterMune Incorporated †	104,740	1,448,554
Intrexon Corporation †«	34,170	782,151
Portola Pharmaceuticals Incorporation †	49,770	1,244,250
Seattle Genetics Incorporated †	26,160	1,074,914
Theravance Incorporated †	27,250	1,028,960

		9,952,750

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Health Care Equipment & Supplies: 7.87%
Accuray Incorporated †«	213,560	$1,704,209
ArthroCare Corporation †	49,420	1,864,122
Atricure Incorporated †	84,510	1,323,427
Cerus Corporation †«	281,570	1,883,703
DexCom Incorporated †	79,850	2,642,237
Endologix Incorporated †	106,371	1,900,850
Insulet Corporation †	50,730	1,878,025
Oxford Immunotec Global plc †	73,920	1,170,893
Spectranetics Corporation †	115,060	2,676,296
Sunshine Heart Incorporated †«	95,650	866,589
Veracyte Incorporated †	87,110	1,130,688

		19,041,039

Health Care Providers & Services: 2.38%
Capital Senior Living Corporation †	57,980	1,294,693
Ensign Group Incorporated	57,050	2,576,949
LifePoint Hospitals Incorporated †	36,830	1,886,801

		5,758,443

Health Care Technology: 0.83%
Medidata Solutions Incorporated †	12,000	1,426,920
Omnicell Incorporated †	23,890	579,333

		2,006,253

Life Sciences Tools & Services: 2.47%
Cambrex Corporation †	106,280	2,072,460
Fluidigm Corporation †	44,690	1,420,248
ICON plc ADR †	65,330	2,491,686

		5,984,394

Pharmaceuticals: 1.77%
AcelRx Pharmaceuticals Incorporated †«	131,060	1,281,767
Akorn Incorporated †	68,930	1,774,948
Pacira Pharmaceuticals Incorporated †	22,370	1,234,600

		4,291,315

Industrials: 16.45%

Aerospace & Defense: 0.73%
Esterline Technologies Corporation †	20,080	1,767,442

Air Freight & Logistics: 1.12%
Hub Group Incorporated Class A †	72,080	2,712,370

Airlines: 0.42%
Spirit Airlines Incorporated †	22,330	1,024,277

Building Products: 1.14%
A.O. Smith Corporation	51,010	2,762,192

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	65

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Commercial Services & Supplies: 2.20%
ACCO Brands Corporation †	178,660	$1,075,533
Copart Incorporated †	61,392	2,113,727
Kar Auction Services Incorporated	76,890	2,121,395

		5,310,655

Construction & Engineering: 1.17%
Tutor Perini Corporation †	115,450	2,827,371

Machinery: 2.02%
Actuant Corporation Class A	52,970	2,070,068
Wabash National Corporation †	232,490	2,822,429

		4,892,497

Professional Services: 2.01%
On Assignment Incorporated †	106,630	3,628,619
RPX Corporation †	75,110	1,240,817

		4,869,436

Road & Rail: 2.52%
Genesee & Wyoming Incorporated †	17,290	1,663,298
Roadrunner Transportation Systems Incorporated †	77,470	2,121,129
Swift Transportation Company †«	99,740	2,308,981

		6,093,408

Trading Companies & Distributors: 3.12%
Beacon Roofing Supply Incorporated †	63,600	2,364,648
MRC Global Incorporated †	61,020	1,866,602
MSC Industrial Direct Company	16,420	1,261,877
United Rentals Incorporated †	30,070	2,066,711

		7,559,838

Information Technology: 22.19%

Communications Equipment: 1.97%
Infinera Corporation †	143,430	1,333,899
Palo Alto Networks Incorporated †	40,310	2,013,485
Riverbed Technology Incorporated †	82,790	1,432,267

		4,779,651

Electronic Equipment, Instruments & Components: 1.84%
InvenSense Incorporated †«	89,410	1,545,899
OSI Systems Incorporated †	38,040	2,917,668

		4,463,567

Internet Software & Services: 1.03%
Endurance International Group Holdings †«	105,590	1,508,881
Zillow Incorporated Class A †«	12,490	981,964

		2,490,845

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

IT Services: 2.43%
EVERTEC Incorporated	92,330	$2,037,723
InterXion Holding NV †	55,580	1,251,106
Vantiv Incorporated Class A †	85,260	2,583,378

		5,872,207

Semiconductors & Semiconductor Equipment: 4.46%
Advanced Energy Industries Incorporated †	89,070	2,121,647
Applied Micro Circuits Corporation †	85,940	1,078,547
Microsemi Corporation †	73,040	1,784,367
Semtech Corporation †	68,500	2,035,820
Spansion Incorporated Class A †	125,590	1,556,060
Teradyne Incorporated †	130,780	2,227,183

		10,803,624

Software: 10.46%
Bottomline Technologies Incorporated †	58,650	2,027,531
BroadSoft Incorporated †	29,880	793,912
Cadence Design Systems Incorporated †	158,240	2,096,680
Concur Technologies Incorporated †	14,642	1,421,592
Infoblox Incorporated †	28,910	918,760
Jive Software Incorporated †«	159,940	1,773,735
PTC Incorporated †	69,170	2,250,792
Rally Software Development Corporation †	65,070	1,600,722
Realpage Incorporated †	71,770	1,608,366
Silver Spring Networks Incorporated †«	142,620	2,950,808
SS&C Technologies Holdings †	83,320	3,591,925
Synchronoss Technologies Incorporated †	43,510	1,380,572
Tangoe Incorporated †	85,720	1,349,233
Ultimate Software Group Incorporated †	9,830	1,540,263

		25,304,891

Materials: 5.01%

Chemicals: 1.58%
Calgon Carbon Corporation †	108,400	2,244,964
Methanex Corporation	25,750	1,581,050

		3,826,014

Containers & Packaging: 0.82%
Graphic Packaging Holding Company †	219,980	1,975,420

Metals & Mining: 1.76%
Constellium NV Class A †	121,870	2,634,829
Steel Dynamics Incorporated	89,540	1,631,419

		4,266,248

Paper & Forest Products: 0.85%
Boise Cascade Company †	79,630	2,043,306

Total Common Stocks (Cost $166,366,873)		231,460,391

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	67

SMALL COMPANY GROWTH PORTFOLIO

Security name	Yield	Shares	Value

Short-Term Investments: 9.20%

Investment Companies: 9.20%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)	0.08%	9,672,711	$9,672,711
Wells Fargo Securities Lending Cash Investments, LLC (r)(v)(u)(l)	0.08	12,598,600	12,598,600

Total Short-Term Investments (Cost $22,271,311)			22,271,311

Total investments in securities (Cost $188,638,184) *	104.83%	253,731,702
Other assets and liabilities, net	(4.83)	(11,689,750)

Total net assets	100.00%	$242,041,952

†	Non-income-earning security

«	All or a portion of this security is on loan.

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $189,718,823 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$66,559,918
Gross unrealized depreciation	(2,547,039)

Net unrealized appreciation	$64,012,879

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 97.30%

Consumer Discretionary: 14.82%

Auto Components: 2.29%
American Axle & Manufacturing Holdings Incorporated †	137,365	$2,747,300
Dana Holding Corporation	98,799	2,003,644

		4,750,944

Distributors: 0.99%
Core Mark Holding Company Incorporated	27,763	2,049,465

Diversified Consumer Services: 2.70%
Apollo Group Incorporated Class A †	102,438	2,693,095
Houghton Mifflin Harcourt Company †	75,690	1,313,978
Steiner Leisure Limited †	27,113	1,604,005

		5,611,078

Hotels, Restaurants & Leisure: 1.88%
Bob Evans Farms Incorporated	34,188	1,900,511
ClubCorp Holdings Incorporated †	120,800	2,007,696

		3,908,207

Leisure Equipment & Products: 0.71%
Arctic Cat Incorporated	26,215	1,475,118

Media: 0.78%
Scholastic Corporation	53,010	1,618,925

Specialty Retail: 2.98%
Asbury Automotive Group Incorporated †	53,503	2,777,876
Rent-A-Center Incorporated	41,318	1,407,291
Zumiez Incorporated †	72,327	2,008,521

		6,193,688

Textiles, Apparel & Luxury Goods: 2.49%
G-III Apparel Group Limited †	41,890	2,523,873
Vera Bradley Incorporated †«	105,200	2,642,624

		5,166,497

Consumer Staples: 1.83%

Food Products: 1.83%
Dean Foods Company	92,450	1,662,251
Post Holdings Incorporated †	42,096	2,132,162

		3,794,413

Energy: 3.83%

Energy Equipment & Services: 1.89%
Basic Energy Services Incorporated †	115,737	1,642,308
Key Energy Services Incorporated †	291,414	2,284,686

		3,926,994

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	69

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Oil, Gas & Consumable Fuels: 1.94%
Rex Energy Corporation †	106,300	$2,038,834
Sanchez Energy Corporation †	77,775	1,996,484

		4,035,318

Financials: 37.39%

Capital Markets: 2.01%
Greenhill & Company Incorporated	38,605	2,112,080
Stifel Financial Corporation †	46,174	2,067,210

		4,179,290

Commercial Banks: 16.42%
Associated Banc-Corp	134,553	2,319,694
BancorpSouth Incorporated	130,211	3,113,345
Banner Corporation	48,215	2,095,424
City National Corporation	31,669	2,418,245
FirstMerit Corporation	108,890	2,500,114
IBERIABANK Corporation	41,041	2,573,271
MB Financial Incorporated	51,300	1,672,893
Old National Bancorp	104,300	1,621,865
Pacwest Bancorp «	48,969	2,014,585
PrivateBancorp Incorporated	99,000	2,745,270
Umpqua Holdings Corporation «	87,407	1,609,163
ViewPoint Financial Group Incorporated	80,400	2,040,552
Webster Financial Corporation	71,292	2,101,688
Western Alliance Bancorp †	136,439	3,168,114
Wintrust Financial Corporation	46,351	2,102,481

		34,096,704

Insurance: 7.09%
Amtrust Financial Services Incorporated «	68,366	2,858,382
CNO Financial Group Incorporated	184,061	3,114,312
Employers Holdings Incorporated	83,034	2,710,230
OneBeacon Insurance Group Limited	104,501	1,661,566
Primerica Incorporated	50,997	2,194,401
Selective Insurance Group Incorporated	77,617	2,188,023

		14,726,914

Real Estate Management & Development: 0.80%
Alexander & Baldwin Incorporated	43,980	1,662,004

REITs: 9.29%
Ashford Hospitality Prime Incorporated †	36,423	745,215
Ashford Hospitality Trust	182,117	1,495,181
Campus Crest Communities Incorporated	194,096	1,931,255
Corporate Office Properties Trust	70,300	1,562,769
Cousins Properties Incorporated	182,797	1,957,756
Education Realty Trust Incorporated	223,700	1,946,190
LaSalle Hotel Properties	64,396	2,016,883
Pebblebrook Hotel Trust	64,011	1,941,454

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

REITs (continued)
Sabra Health Care REIT Incorporated	64,528	$1,721,607
STAG Industrial Incorporated	94,800	2,055,264
Sunstone Hotel Investors Incorporated	147,221	1,924,178

		19,297,752

Thrifts & Mortgage Finance: 1.78%
BankUnited Incorporated	66,646	2,151,333
Washington Federal Incorporated	66,426	1,553,704

		3,705,037

Health Care: 5.38%

Health Care Equipment & Supplies: 1.13%
Alere Incorporated †	71,943	2,353,975

Health Care Providers & Services: 3.01%
Ensign Group Incorporated	35,864	1,619,977
LifePoint Hospitals Incorporated †	38,191	1,956,525
WellCare Health Plans Incorporated †	35,880	2,665,884

		6,242,386

Health Care Technology: 1.24%
Medassets Incorporated †	119,297	2,569,657

Industrials: 11.50%

Air Freight & Logistics: 1.46%
Air Transport Services Group †	138,038	1,073,936
Atlas Air Worldwide Holdings Incorporated †	50,989	1,957,978

		3,031,914

Commercial Services & Supplies: 1.57%
ACCO Brands Corporation †	268,340	1,615,407
Quad Graphics Incorporated	62,877	1,637,946

		3,253,353

Construction & Engineering: 2.03%
Great Lakes Dredge & Dock Company	212,722	1,895,353
Tutor Perini Corporation †	94,941	2,325,105

		4,220,458

Machinery: 3.02%
Briggs & Stratton Corporation	70,394	1,423,367
Global Brass & Copper Holdings Incorporated	72,663	1,198,940
Kadant Incorporated	48,452	2,006,882
Wabash National Corporation †	134,999	1,638,888

		6,268,077

Professional Services: 1.02%
FTI Consulting Incorporated †	47,191	2,119,348

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	71

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Road & Rail: 1.48%
Quality Distribution Incorporated †	139,900	$1,710,977
Ryder System Incorporated	19,506	1,362,299

		3,073,276

Trading Companies & Distributors: 0.92%
Titan Machinery Incorporated †«	107,533	1,915,163

Information Technology: 13.12%

Communications Equipment: 1.89%
ARRIS Group Incorporated †	120,850	2,479,842
Black Box Corporation	51,946	1,455,007

		3,934,849

Computers & Peripherals: 0.82%
QLogic Corporation †	137,730	1,709,229

Electronic Equipment, Instruments & Components: 3.34%
Itron Incorporated †	36,310	1,537,729
Multi-Fineline Electronix Incorporated †	71,135	1,004,426
Plexus Corporation †	55,319	2,233,228
Sanmina Corporation †	139,545	2,160,157

		6,935,540

Internet Software & Services: 0.89%
EarthLink Incorporated	338,242	1,843,419

Semiconductors & Semiconductor Equipment: 5.59%
Cirrus Logic Incorporated †«	106,590	2,150,986
Integrated Silicon Solution Incorporated †	148,163	1,754,250
Kulicke & Soffa Industries Incorporated †	186,646	2,355,473
MagnaChip Semiconductor Corporation †	98,976	2,009,213
OmniVision Technologies Incorporated †	90,984	1,458,474
Photronics Incorporated †	217,754	1,881,395

		11,609,791

Software: 0.59%
EPIQ Systems Incorporated	72,582	1,214,297

Materials: 5.33%

Chemicals: 1.66%
Kraton Performance Polymers Incorporated †	85,391	1,988,756
Zep Incorporated	75,616	1,456,364

		3,445,120

Metals & Mining: 3.67%
A.M. Castle & Company †	56,966	796,954
Commercial Metals Company	115,670	2,246,311
Horsehead Holding Corporation †	149,262	2,234,452
Suncoke Energy Incorporated †	103,939	2,356,297

		7,634,014

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

SMALL COMPANY VALUE PORTFOLIO

Security name			Shares	Value

Telecommunication Services: 0.80%

Diversified Telecommunication Services: 0.80%
Iridium Communications Incorporated †			270,575	$1,664,036

Utilities: 3.30%

Electric Utilities: 3.30%
El Paso Electric Company			63,350	2,282,501
PNM Resources Incorporated			86,704	2,017,602
Portland General Electric Company			85,697	2,554,624

				6,854,727

Total Common Stocks (Cost $147,320,398)				202,090,977

		Expiration date

Warrants: 0.01%

Health Care: 0.01%

Health Care Equipment & Supplies: 0.01%
EnteroMedics Incorporated †(a)		5-14-2016	9,104	10,778

Total Warrants (Cost $0)				10,778

	Yield

Short-Term Investments: 7.42%

Investment Companies: 7.42%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08%		6,438,413	6,438,413
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.08		8,987,147	8,987,147

Total Short-Term Investments (Cost $15,425,560)				15,425,560

Total investments in securities
(Cost $162,745,958) *	104.73%	217,527,315
Other assets and liabilities, net	(4.73)	(9,829,453)

Total net assets	100.00%	$207,697,862

†	Non-income-earning security

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $164,900,485 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$58,250,533
Gross unrealized depreciation	(5,623,703)

Net unrealized appreciation	$52,626,830

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	73

CORE BOND PORTFOLIO

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website:

http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/corebond.pdf or by calling

Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 35.37%
FHLMC	0.87-7.50%	8-1-2017 to 3-25-2044	$173,924,636	$181,042,032	6.19%
FHLMC ±	2.24	7-1-2043	23,278,559	23,569,893	0.81
FHLMC	2.50	5-1-2028	12,513,622	12,531,467	0.43
FHLMC	4.00	6-1-2042	40,489,966	41,785,852	1.43
FHLMC	5.00	8-1-2039	18,018,076	19,889,238	0.68
FHLMC	5.00	8-1-2041	20,249,431	22,158,409	0.76
FNMA ±	1.98	4-1-2043	11,467,494	11,522,648	0.39
FNMA	1.99-7.50	9-1-2016 to 1-1-2044	255,764,291	263,240,752	9.00
FNMA ±	2.07	7-1-2043	13,681,802	13,704,305	0.47
FNMA	2.50	10-1-2027	11,804,385	11,825,510	0.41
FNMA	2.50	11-1-2027	15,003,607	15,067,957	0.52
FNMA %%	2.50	12-1-2028	22,400,000	22,360,625	0.77
FNMA %%	2.50	1-1-2029	15,100,000	15,038,656	0.52
FNMA	3.00	1-1-2043	16,293,677	15,525,375	0.53
FNMA	3.00	3-1-2043	17,551,721	16,724,636	0.57
FNMA %%	3.00	12-1-2043	31,500,000	30,376,581	1.04
FNMA	3.50	9-1-2042	31,802,633	31,653,947	1.08
FNMA	3.50	2-1-2043	14,478,427	14,410,778	0.49
FNMA %%	3.50	1-1-2044	29,300,000	29,456,800	1.01
FNMA	4.00	6-1-2042	13,523,103	14,000,446	0.48
FNMA	5.00	7-1-2041	13,374,316	14,796,750	0.51
FNMA	6.00	3-1-2034	24,451,502	27,287,807	0.93
FNMA Series 416 Class A350	3.50	11-25-2042	13,576,515	13,724,095	0.47
FNMA Series 2012-130 Class DC	3.00	12-25-2042	37,626,024	36,009,045	1.23
FNMA Series 2013-121 Class LB (a)	3.00	12-25-2043	13,276,000	13,707,588	0.47
GNMA	2.50-8.05	7-15-2019 to 1-1-2044	21,098,033	21,373,197	0.71
GNMA %%	3.50	12-1-2043	12,200,000	12,436,375	0.43
GNMA %%	4.00	12-1-2043	10,800,000	11,385,141	0.39
GNMA %%	4.00	1-1-2044	41,600,000	43,717,376	1.50
GNMA %%	4.50	12-1-2043	31,200,000	33,518,063	1.15

Total Agency Securities (Cost $1,043,435,825)				1,033,841,344	35.37

Asset-Backed Securities: 14.85%
Ally Auto Receivables Trust	0.74-2.23	5-15-2015 to 2-15-2018	46,207,266	46,379,568	1.58
American Express Credit Corporation	0.45-0.60	2-15-2019 to 5-17-2021	21,262,000	21,262,196	0.73
AmeriCredit Automobile Receivables Trust Series 2013-3 Class A2	0.68	10-11-2016	11,156,000	11,163,084	0.38
Bank of America Credit Card Trust Series 2007-A10 Class A10 ±	0.24	12-15-2016	8,216,000	8,215,482	0.28
Capital Auto Receivables Asset Trust	0.79-1.68	9-20-2016 to 7-20-2018	33,057,000	33,151,544	1.13
Capital One Multi-Asset Execution Trust Series 2007-A1 Class A1 ±	0.22	11-15-2019	11,267,000	11,166,127	0.38
Citibank Credit Card Issuance Trust Series 2013-A10 Class A10	0.73	2-7-2018	17,764,000	17,787,040	0.61

The accompanying notes are an integral part of these financial statements.

74	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—November 30, 2013 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Asset-Backed Securities (continued)
Nelnet Student Loan Trust	0.25-0.97%	11-27-2018 to 4-25-2046	$34,927,980	$33,944,288	1.16%
Nelnet Student Loan Trust Series 2006-2 Class A4 ±	0.32	10-26-2026	10,721,284	10,689,795	0.37
Nelnet Student Loan Trust Series 2007-2A Class A3L ±144A	0.60	3-25-2026	17,148,000	16,939,995	0.58
Santander Drive Auto Receivables Trust Series 2013-2 Class A3	0.70	9-15-2017	10,752,000	10,761,107	0.37
SLM Student Loan Trust	0.34-3.42	9-25-2019 to 6-15-2045	99,920,959	99,775,371	3.42
SLM Student Loan Trust Series 2012-E Class A1 ±144A	0.92	10-16-2023	12,018,631	12,027,813	0.41
SLM Student Loan Trust Series 2013-B Class A2A 144A	1.85	6-17-2030	11,683,000	11,382,058	0.39
Other securities				89,478,754	3.06

Total Asset-Backed Securities (Cost $433,125,939)				434,124,222	14.85

Corporate Bonds and Notes: 18.99%

Consumer Discretionary: 2.19%

Auto Components: 0.13%
Other securities				3,865,788	0.13

Automobiles: 1.23%
Other securities				36,016,466	1.23

Media: 0.64%
Other securities				18,773,746	0.64

Specialty Retail: 0.19%
Other securities				5,453,067	0.19

Consumer Staples: 1.10%

Beverages: 0.29%
Other securities				8,516,732	0.29

Food Products: 0.72%
Other securities				20,984,102	0.72

Tobacco: 0.09%
Other securities				2,650,156	0.09

Energy: 1.70%

Energy Equipment & Services: 0.24%
Other securities				7,109,207	0.24

Oil, Gas & Consumable Fuels: 1.46%
Other securities				42,589,480	1.46

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	75

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Financials: 8.11%

Capital Markets: 1.15%
Morgan Stanley	5.00-5.50%	10-15-2015 to 11-24-2025	$9,048,000	$9,648,808	0.33%
Other securities				24,025,225	0.82

				33,674,033	1.15

Commercial Banks: 0.34%
Other securities				9,878,938	0.34

Consumer Finance: 0.60%
American Express Credit Corporation	1.75	6-12-2015	7,664,000	7,798,220	0.27
Other securities				9,787,403	0.33

				17,585,623	0.60

Diversified Financial Services: 3.32%
Bank of America Corporation	1.13	11-14-2016	12,070,000	12,097,025	0.41
Bank of America Corporation	1.50	10-9-2015	12,066,000	12,186,624	0.42
Bank of America Corporation	2.60-6.00	9-1-2017 to 7-24-2023	20,880,000	21,593,445	0.74
JPMorgan Chase & Company	3.20-6.00	10-1-2017 to 5-1-2023	13,928,000	14,748,855	0.51
Other securities				36,529,117	1.24

				97,155,066	3.32

Insurance: 1.39%
Other securities				40,527,858	1.39

REITs: 1.31%
Other securities				38,198,247	1.31

Health Care: 1.31%

Biotechnology: 0.34%
Other securities				9,801,121	0.34

Health Care Equipment & Supplies: 0.13%
Other securities				3,920,985	0.13

Health Care Providers & Services: 0.36%
Other securities				10,457,193	0.36

Pharmaceuticals: 0.48%
Other securities				14,080,601	0.48

Industrials: 0.46%

Aerospace & Defense: 0.26%
Other securities				7,673,912	0.26

Machinery: 0.06%
Other securities				1,797,252	0.06

Road & Rail: 0.14%
Other securities				3,887,234	0.14

The accompanying notes are an integral part of these financial statements.

76	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—November 30, 2013 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Information Technology: 0.64%

Computers & Peripherals: 0.17%
Other securities				$4,905,887	0.17%

Semiconductors & Semiconductor Equipment: 0.08%
Other securities				2,275,988	0.08

Software: 0.39%
Other securities				11,586,202	0.39

Materials: 0.08%

Chemicals: 0.08%
Other securities				2,435,967	0.08

Telecommunication Services: 1.34%

Diversified Telecommunication Services: 1.34%
Verizon Communications Incorporated	2.50-6.55%	9-15-2016 to 9-15-2043	$31,063,000	33,544,785	1.15
Other securities				5,667,726	0.19

				39,212,511	1.34

Utilities: 2.06%

Electric Utilities: 0.96%
Other securities				28,034,317	0.96

Gas Utilities: 0.25%
Other securities				7,265,579	0.25

Multi-Utilities: 0.85%
Other securities				24,797,766	0.85

Total Corporate Bonds and Notes (Cost $552,322,555)				555,111,024	18.99

Municipal Obligations: 1.01%

California: 0.26%
Other securities				7,679,498	0.26

Illinois: 0.13%
Other securities				3,887,469	0.13

Nevada: 0.14%
Other securities				3,927,132	0.14

New Jersey: 0.17%
Other securities				5,006,252	0.17

New York: 0.13%
Other securities				3,625,999	0.13

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	77

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Ohio: 0.04%
Other securities				$1,093,618	0.04%

Texas: 0.14%
Other securities				4,209,590	0.14

Total Municipal Obligations (Cost $25,833,149)				29,429,558	1.01

Non-Agency Mortgage Backed Securities: 7.34%
Commercial Mortgage Trust	1.30-4.26%	12-10-2044 to 10-10-2046	$29,294,531	30,254,358	1.04
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	8-25-2024	10,957,525	12,268,286	0.42
JPMorgan Chase & Company	1.08-5.72	11-15-2017 to 5-15-2047	58,205,792	60,994,764	2.08
Morgan Stanley	0.28-4.97	4-14-2040 to 2-25-2047	34,507,225	35,043,949	1.20
Other securities				75,906,523	2.60

Total Non-Agency Mortgage Backed Securities (Cost $213,464,578)				214,467,880	7.34

U.S. Treasury Securities: 18.95%
U.S. Treasury Bond	2.75-3.75	11-15-2041 to 11-15-2043	16,780,000	14,859,189	0.50
U.S. Treasury Bond	3.13	2-15-2043	22,362,000	19,601,679	0.67
U.S. Treasury Bond	3.63	8-15-2043	18,809,000	18,174,196	0.62
U.S. Treasury Note	0.25	9-30-2015	24,408,000	24,404,192	0.84
U.S. Treasury Note	0.25	10-31-2015	28,464,000	28,451,760	0.97
U.S. Treasury Note	0.38	8-31-2015	71,293,000	71,443,357	2.45
U.S. Treasury Note ##	0.63	8-15-2016	33,136,000	33,270,598	1.14
U.S. Treasury Note	0.63	10-15-2016	59,869,000	60,037,352	2.06
U.S. Treasury Note ##	0.63	11-15-2016	131,711,000	132,009,457	4.52
U.S. Treasury Note	1.25-2.50	11-30-2018 to 8-15-2023	21,221,000	20,946,724	0.71
U.S. Treasury Note	2.38	7-31-2017	22,264,000	23,479,815	0.80
U.S. Treasury Note	2.75	11-15-2023	23,517,000	23,524,337	0.81
U.S. Treasury Note ##	3.13	4-30-2017	77,368,000	83,551,405	2.86

Total U.S. Treasury Securities (Cost $553,760,297)				553,754,061	18.95

Yankee Corporate Bonds and Notes: 6.54%

Consumer Discretionary: 0.19%

Textiles, Apparel & Luxury Goods: 0.19%
Other securities				5,525,338	0.19

Consumer Staples: 0.37%

Beverages: 0.37%
Other securities				10,836,652	0.37

Energy: 1.45%

Energy Equipment & Services: 0.10%
Other securities				2,869,841	0.10

The accompanying notes are an integral part of these financial statements.

78	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—November 30, 2013 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Oil, Gas & Consumable Fuels: 1.35%
Other securities				$39,615,086	1.35%

Financials: 2.21%

Commercial Banks: 1.64%
Norddeutsche Landesbank Pfandbriefe 144A	2.00%	2-5-2019	$13,100,000	13,107,860	0.45
Other securities				34,684,019	1.19

				47,791,879	1.64

Diversified Financial Services: 0.51%
Other securities				14,877,582	0.51

Insurance: 0.06%
Other securities				1,802,651	0.06

Health Care: 0.49%

Health Care Equipment & Supplies: 0.18%
Other securities				5,335,196	0.18

Pharmaceuticals: 0.31%
Other securities				8,935,823	0.31

Information Technology: 0.12%

Internet Software & Services: 0.12%
Other securities				3,405,058	0.12

Materials: 0.66%

Chemicals: 0.10%
Other securities				2,934,996	0.10

Metals & Mining: 0.56%
Other securities				16,450,232	0.56

Telecommunication Services: 0.93%

Diversified Telecommunication Services: 0.20%
Other securities				5,759,677	0.20

Wireless Telecommunication Services: 0.73%
Other securities				21,299,889	0.73

Utilities: 0.12%

Electric Utilities: 0.12%
Other securities				3,560,152	0.12

Total Yankee Corporate Bonds and Notes (Cost $193,375,955)				191,000,052	6.54

Yankee Government Bonds: 2.00%
Other securities				58,409,823	2.00

Total Yankee Government Bonds (Cost $60,183,937)				58,409,823	2.00

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	79

CORE BOND PORTFOLIO

Security name	Yield	Maturity date	Shares	Value	Percent of net assets

Short-Term Investments: 2.31%

Investment Companies: 2.31%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08%		67,603,250	$67,603,250	2.31%

Total Short-Term Investments (Cost $67,603,250)				67,603,250	2.31

Total investments in securities
(Cost $3,143,105,485) *				3,137,741,214	107.36%
Other assets and liabilities, net				(215,149,848)	(7.36)

Total net assets				$2,922,591,366	100.00%

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	Security issued on a when-issued basis

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

##	All or a portion of this security has been segregated for when-issued securities.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $3,149,708,027 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$30,693,980
Gross unrealized depreciation	(42,660,793)

Net unrealized depreciation	$(11,966,813)

The accompanying notes are an integral part of these financial statements.

80	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

INFLATION-PROTECTED BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities: 98.98%
TIPS	0.13%	4-15-2016	$2,917,173	$2,991,925
TIPS	0.13	4-15-2017	3,097,855	3,196,115
TIPS	0.13	4-15-2018	445,689	459,617
TIPS	0.13	1-15-2022	3,253,597	3,183,950
TIPS	0.13	7-15-2022	2,703,321	2,634,681
TIPS	0.13	1-15-2023	2,145,477	2,060,832
TIPS	0.38	7-15-2023	1,116,827	1,095,799
TIPS	0.50	4-15-2015	1,010,230	1,028,936
TIPS	0.63	7-15-2021	2,701,114	2,791,645
TIPS	0.63	2-15-2043	1,135,549	894,068
TIPS	0.75	2-15-2042	1,367,837	1,124,939
TIPS	1.13	1-15-2021	2,756,229	2,947,227
TIPS	1.25	7-15-2020	2,243,949	2,442,223
TIPS	1.38	7-15-2018	1,672,178	1,834,955
TIPS	1.38	1-15-2020	1,629,599	1,778,554
TIPS	1.63	1-15-2015	1,097,503	1,127,684
TIPS	1.63	1-15-2018	1,207,094	1,325,541
TIPS	1.75	1-15-2028	1,067,384	1,165,617
TIPS	1.88	7-15-2015	1,390,377	1,461,417
TIPS	1.88	7-15-2019	1,118,552	1,262,741
TIPS	2.00	1-15-2016	1,350,791	1,439,014
TIPS	2.00	1-15-2026	1,232,818	1,392,314
TIPS	2.13	1-15-2019	1,183,290	1,339,799
TIPS	2.13	2-15-2040	498,327	570,896
TIPS	2.13	2-15-2041	785,877	900,566
TIPS	2.38	1-15-2017	1,079,804	1,194,281
TIPS	2.38	1-15-2025	1,726,644	2,025,029
TIPS	2.38	1-15-2027	1,027,556	1,207,138
TIPS	2.50	7-15-2016	1,234,793	1,357,789
TIPS	2.50	1-15-2029	992,437	1,188,443
TIPS	2.63	7-15-2017	587,475	665,086
TIPS	3.38	4-15-2032	481,490	654,450
TIPS	3.63	4-15-2028	1,042,337	1,404,954
TIPS	3.88	4-15-2029	1,046,875	1,462,272

Total U.S. Treasury Securities (Cost $52,182,123)				53,610,497

	Yield		Shares

Short-Term Investments: 0.70%

Investment Companies: 0.70%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)	0.01		378,253	378,253

Total Short-Term Investments (Cost $378,253)				378,253

Total investments in securities
(Cost $52,560,376) *	99.68%	53,988,750
Other assets and liabilities, net	0.32	173,717

Total net assets	100.00%	$54,162,467

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $52,560,376 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,688,880
Gross unrealized depreciation	(1,260,506)

Net unrealized appreciation	$1,428,374

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	81

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 29.15%
FHLMC	3.50%	9-1-2032	$1,341,737	$1,367,377
FHLMC Series K701 ±	3.88	11-25-2017	1,200,000	1,302,940
FHLMC Series K712	1.87	11-25-2019	850,000	833,307
FHLMC Series T-20 Class A6	7.99	9-25-2029	158,409	175,408
FHLMC Series T-58 Class 4A	7.50	9-25-2043	1,394,258	1,655,309
FNMA %%	2.50	12-1-2028	500,000	499,121
FNMA	2.57	9-1-2019	548,694	561,861
FNMA	2.57	9-1-2019	548,734	562,548
FNMA	2.78	10-1-2020	550,000	552,283
FNMA	3.00	12-1-2032	92,234	92,253
FNMA	3.50	9-1-2032	2,672,669	2,718,634
FNMA	3.50	10-1-2032	1,204,332	1,225,050
FNMA	3.50	11-1-2042	464,496	468,976
FNMA	3.50	11-1-2042	728,043	734,876
FNMA	3.50	2-1-2043	365,712	369,144
FNMA	5.00	9-1-2033	485,521	529,365
FNMA	5.50	2-1-2036	1,201,063	1,275,994
FNMA Grantor Trust Series 2002-T4 Class A2	7.00	12-25-2041	274,831	315,895
FNMA Grantor Trust Series 2004-T2 Class 1A1	6.00	11-25-2043	1,121,253	1,268,198
FNMA Grantor Trust Series 2004-T3 Class A1	6.00	2-25-2044	1,600,273	1,836,431
FNMA Series 2002-90 Class A2	6.50	11-25-2042	570,679	654,484
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	2,557,660	2,878,436
FNMA Series 2003-86 Class PT	4.50	9-25-2018	609,053	646,903
FNMA Series 2003-97 Class CA	5.00	10-25-2018	1,078,532	1,156,041
FNMA Series 2003-W4 Class 3A ±	6.64	10-25-2042	478,401	554,066
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	261,754	302,857
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	1,419,554	1,703,681
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	663,287	783,984
FNMA Series 2006-M2 Class A2F ±	5.26	5-25-2020	2,373,621	2,680,794
GNMA	6.50	10-15-2023	51,195	57,085
GNMA	6.50	11-15-2023	25,900	28,867
GNMA	6.50	11-15-2023	26,556	29,607
GNMA	6.50	12-15-2023	33,514	37,370
GNMA	6.50	1-15-2024	74,945	83,550
GNMA	7.00	8-15-2027	153,077	180,757
SBA Participation Certificates Series 2006-20B Class 1	5.35	2-1-2026	1,123,113	1,222,732
SBA Participation Certificates Series 2006-20H Class 1	5.70	8-1-2026	557,706	614,652
SBA Participation Certificates Series 2007-20J Class 1	5.57	10-1-2027	1,089,151	1,207,620
SBA Participation Certificates Series 2013-20A Class 1	2.13	1-1-2033	611,848	575,137

Total Agency Securities (Cost $32,116,515)				33,743,593

Asset-Backed Securities: 0.21%
Green Tree Financial Corporation Series 1997-7 Class A8 ±	6.86	7-15-2028	178,650	182,814
GSAMP Trust Series 2005-SEA1 Class A ±144A	0.51	1-25-2035	58,159	58,018

Total Asset-Backed Securities (Cost $236,731)				240,832

The accompanying notes are an integral part of these financial statements.

82	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 29.29%

Consumer Discretionary: 2.87%

Automobiles: 0.58%
Daimler Finance North America LLC 144A	2.38%	8-1-2018	$260,000	$261,400
General Motors Corporation 144A	4.88	10-2-2023	400,000	402,500

				663,900

Diversified Consumer Services: 1.82%
Dartmouth College	4.75	6-1-2019	440,000	500,369
Massachusetts Institute of Technology	7.25	11-2-2096	500,000	647,399
Pepperdine University	5.45	8-1-2019	600,000	676,051
President and Fellows of Harvard College	3.53	10-1-2031	250,000	222,550
Stewart Enterprises Incorporated	6.50	4-15-2019	60,000	63,600

				2,109,969

Media: 0.47%
DIRECTV Holdings LLC	2.40	3-15-2017	400,000	408,992
Time Warner Incorporated	3.40	6-15-2022	140,000	136,587

				545,579

Consumer Staples: 2.40%

Food & Staples Retailing: 0.69%
SABMiller Holdings Incorporated 144A	3.75	1-15-2022	500,000	506,408
Wal-Mart Stores Incorporated	5.80	2-15-2018	250,000	292,428

				798,836

Food Products: 1.71%
Archer-Daniels-Midland Company	4.48	3-1-2021	400,000	427,578
Cargill Incorporated 144A	4.31	5-14-2021	419,000	440,527
Kellogg Company	4.00	12-15-2020	500,000	525,764
Kraft Foods Group Incorporated	3.50	6-6-2022	300,000	293,162
McCormick & Company Incorporated	5.75	12-15-2017	250,000	288,517

				1,975,548

Energy: 2.04%

Energy Equipment & Services: 0.27%
Halliburton Company	3.25	11-15-2021	315,000	315,077

Oil, Gas & Consumable Fuels: 1.77%
Apache Corporation	3.25	4-15-2022	250,000	248,250
Chevron Corporation	3.19	6-24-2023	250,000	243,445
ConocoPhillips Company	6.00	1-15-2020	300,000	353,289
Devon Energy Corporation	1.88	5-15-2017	300,000	303,359
EQT Corporation	8.13	6-1-2019	400,000	491,874
Phillips 66	2.95	5-1-2017	390,000	407,495

				2,047,712

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	83

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Financials: 12.11%

Capital Markets: 0.95%
Charles Schwab Corporation	4.45%	7-22-2020	$100,000	$109,060
Charles Schwab Corporation	6.38	9-1-2017	250,000	289,602
Goldman Sachs Capital II ±	4.00	12-31-2049	115,000	83,950
Goldman Sachs Group Incorporated	5.75	1-24-2022	200,000	225,635
Morgan Stanley	5.50	7-24-2020	350,000	394,971

				1,103,218

Commercial Banks: 4.28%
Chase Capital VI ±	0.87	8-1-2028	1,000,000	810,000
CoreStates Capital Trust II ±144A	0.89	1-15-2027	750,000	622,500
Manufacturers & Traders Trust Company ±	5.59	12-28-2020	758,000	779,613
National Capital Commerce Incorporated ±(i)	1.23	4-1-2027	400,000	324,000
National City Bank ±	0.63	6-7-2017	500,000	493,459
NTC Capital Trust Series A ±	0.76	1-15-2027	450,000	371,813
Regions Financial Corporation	5.75	6-15-2015	760,000	812,079
UBS Preferred Funding Trust V Series 1 ±«	6.24	5-29-2049	700,000	743,750

				4,957,214

Consumer Finance: 0.13%
Caterpillar Financial Services Corporation	3.75	11-24-2023	150,000	150,666

Diversified Financial Services: 3.08%
ABB Treasury Center (USA) Incorporated 144A	4.00	6-15-2021	510,000	529,143
Bank of America Corporation	2.60	1-15-2019	155,000	156,617
Citigroup Incorporated	6.13	11-21-2017	435,000	506,259
Deutsche Bank Capital Funding Trust VII ±144A«	5.63	12-31-2049	500,000	518,750
General Electric Capital Corporation ±	0.62	5-5-2026	450,000	409,578
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2015	1,500,000	1,440,702

				3,561,049

Insurance: 1.18%
Minnesota Life Insurance Company 144A	8.25	9-15-2025	650,000	796,532
NLV Financial Corporation 144A	7.50	8-15-2033	565,000	569,803

				1,366,335

REITs: 2.49%
AvalonBay Communities Incorporated	2.95	9-15-2022	190,000	176,329
AvalonBay Communities Incorporated	3.63	10-1-2020	40,000	40,812
Boston Properties LP	3.70	11-15-2018	180,000	191,639
Boston Properties LP	5.88	10-15-2019	200,000	232,541
Duke Realty LP	3.88	10-15-2022	150,000	143,772
Duke Realty LP	6.75	3-15-2020	250,000	290,143
ERP Operation LP	4.63	12-15-2021	470,000	501,915
Liberty Property LP	6.63	10-1-2017	400,000	462,310
Potlatch Corporation	7.50	11-1-2019	160,000	180,800
Realty Income Corporation	4.65	8-1-2023	130,000	132,817
Simon Property Group LP	2.15	9-15-2017	250,000	256,069
UDR Incorporated	4.63	1-10-2022	260,000	270,389

				2,879,536

The accompanying notes are an integral part of these financial statements.

84	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Health Care: 0.34%

Health Care Providers & Services: 0.34%
Howard Hughes Medical Institute	3.50%	9-1-2023	$120,000	$119,342
Roche Holdings Incorporated 144A	6.00	3-1-2019	228,000	271,506

				390,848

Industrials: 3.08%

Aerospace & Defense: 0.62%
Lockheed Martin Corporation	4.25	11-15-2019	500,000	545,405
United Technologies Corporation	3.10	6-1-2022	180,000	176,746

				722,151

Commercial Services & Supplies: 0.32%
Black & Decker	5.75	11-15-2016	325,000	366,707

Machinery: 0.52%
Caterpillar Incorporated	1.50	6-26-2017	170,000	170,929
Caterpillar Incorporated	3.90	5-27-2021	100,000	104,920
Deere & Company	2.60	6-8-2022	340,000	321,583

				597,432

Road & Rail: 1.29%
Burlington Northern Santa Fe LLC	3.05	9-1-2022	100,000	94,560
Burlington Northern Santa Fe LLC	3.45	9-15-2021	250,000	249,040
Burlington Northern Santa Fe LLC	5.65	5-1-2017	200,000	227,673
Norfolk Southern Corporation	3.00	4-1-2022	500,000	478,699
Union Pacific Corporation	2.95	1-15-2023	250,000	234,743
Union Pacific Corporation	7.88	1-15-2019	171,000	212,145

				1,496,860

Transportation Infrastructure: 0.33%
Vessel Management Service	3.43	8-15-2036	391,000	379,996

Information Technology: 1.45%

Electronic Equipment, Instruments & Components: 0.25%
Jabil Circuit Incorporated	8.25	3-15-2018	250,000	296,250

IT Services: 1.06%
Fiserv Incorporated	3.13	10-1-2015	500,000	518,955
Fiserv Incorporated	4.75	6-15-2021	100,000	102,891
IBM Corporation	1.88	8-1-2022	680,000	601,059

				1,222,905

Software: 0.14%
Oracle Corporation	2.38	1-15-2019	160,000	162,571

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	85

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Materials: 1.42%

Chemicals: 1.05%
Praxair Incorporated	4.05%	3-15-2021	$400,000	$421,477
Valspar Corporation	5.10	8-1-2015	750,000	792,488

				1,213,965

Metals & Mining: 0.09%
International Steel Group	6.50	4-15-2014	100,000	101,498

Paper & Forest Products: 0.28%
Georgia Pacific LLC 144A	3.73	7-15-2023	340,000	330,540

Telecommunication Services: 0.61%

Diversified Telecommunication Services: 0.61%
AT&T Incorporated	1.60	2-15-2017	330,000	331,618
Verizon Communications Incorporated	5.15	9-15-2023	350,000	373,347

				704,965

Utilities: 2.97%

Electric Utilities: 2.77%
Atlantic City Electric Company	7.75	11-15-2018	255,000	319,058
Connecticut Light & Power	5.38	3-1-2017	250,000	279,336
Duke Energy Ohio Incorporated	3.80	9-1-2023	330,000	335,199
Duke Energy Progress Incorporated	3.00	9-15-2021	220,000	218,539
Entergy Texas Incorporated	7.13	2-1-2019	250,000	297,978
Great River Energy 144A	5.83	7-1-2017	535,657	570,662
Kentucky Utilities Company	3.25	11-1-2020	250,000	255,496
Monongahela Power Company 144A	4.10	4-15-2024	380,000	379,811
Otter Tail Corporation (i)	9.00	12-15-2016	350,000	421,031
Public Service Company of New Hampshire	3.50	11-1-2023	90,000	89,060
Wisconsin Electric Power Company	2.95	9-15-2021	50,000	49,394

				3,215,564

Multi-Utilities: 0.20%
Black Hills Corporation	4.25	11-30-2023	230,000	230,055

Total Corporate Bonds and Notes (Cost $32,791,736)				33,906,946

Municipal Obligations: 8.32%

Arizona: 0.79%
Maricopa County AZ Elementary School District #28 Kyrene Elementary Build America Bonds Series D (GO)	5.38	7-1-2019	800,000	909,416

California: 0.20%
California Build America Bonds (GO)	6.88	11-1-2026	200,000	234,742

Georgia: 0.49%
Cherokee County GA School System Build America Bonds (GO)	5.87	8-1-2028	500,000	565,155

The accompanying notes are an integral part of these financial statements.

86	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Indiana: 0.35%
Indiana Housing & CDA Series A-2 (Housing Revenue, GNMA/FNMA Insured)	5.51%	1-1-2039	$390,000	$403,244

Kentucky: 0.23%
Kentucky Housing Corporation Series D (Housing Revenue)	5.75	7-1-2037	265,000	271,190

Maryland: 0.23%
Baltimore County MD (GO)	3.57	8-1-2032	300,000	266,079

Massachusetts: 0.79%
Boston MA Series C Qualified School Construction Bonds (GO)	4.40	4-1-2026	400,000	425,772
Massachusetts Build America Bonds Series D (GO)	4.50	8-1-2031	500,000	486,885

				912,657

Minnesota: 0.25%
Minnesota Housing Finance Agency Series H (Housing Revenue)	5.85	7-1-2036	35,000	35,052
Minnetonka MN Independent School District #276 Series E (GO)	2.55	1-1-2024	290,000	256,479

				291,531

Missouri: 0.46%
Missouri Higher Education Loan Authority Notes Class A-1 (Education Revenue) ±	1.09	8-27-2029	523,369	529,095

New Hampshire: 0.39%
New Hampshire HFA SFMR Series D (Housing Revenue)	5.53	7-1-2037	445,000	451,341

New Jersey: 1.03%
Hudson County NJ Improvement Authority Hudson County Lease Project (Lease Revenue, FSA Insured)	7.40	12-1-2025	1,030,000	1,197,736

North Carolina: 0.30%
Duke University North Carolina Series A (Education Revenue)	5.85	4-1-2037	300,000	349,029

Ohio: 0.35%
Ohio Housing Finance Agency Series O (Housing Revenue, GNMA/FNMA Insured)	5.47	9-1-2025	395,000	410,938

Oregon: 0.29%
Oregon University Series D (GO)	2.03	8-1-2020	350,000	333,890

Texas: 0.73%
Clear Creek TX Independent School District Taxable Refunding Series B (GO)	3.40	2-15-2022	375,000	373,789
Harris County TX Taxable Refunding Permanent Improvement Series B (GO)	2.12	10-1-2021	500,000	465,895

				839,684

Washington: 0.60%
King County WA Build America Bonds Recovery Zone Economic Development Taxable Series C (GO)	5.03	12-1-2023	230,000	254,171
King County WA School District #210 Federal Way Build America Bonds (GO)	4.90	12-1-2022	400,000	436,504

				690,675

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	87

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

West Virginia: 0.43%
Ohio County WV Special District Excise Tax Series A (Tax Revenue)	8.25%	3-1-2035	$500,000	$498,630

Wisconsin: 0.41%
Wisconsin Housing & EDA Home Ownership Revenue Series F (Housing Revenue)	5.73	9-1-2037	465,000	475,267

Total Municipal Obligations (Cost $9,436,955)				9,630,299

Non-Agency Mortgage Backed Securities: 8.84%
Credit Suisse First Boston Commercial Mortgage Trust Series 2004-AR5 Class 10A1 ±	2.54	6-25-2034	926,744	928,182
Credit Suisse Mortgage Trust Series 2007-C1 Class AAB	5.34	2-15-2040	1,229,514	1,265,375
GS Mortgage Securities Trust Series 2011-GC3 Class A4 144A	4.75	3-10-2044	500,000	550,025
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP7 Class ASB ±	6.06	4-15-2045	1,094,024	1,138,695
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C12 Class ASB	3.16	7-15-2045	550,000	558,021
Nomura Asset Acceptance Corporation Series 2004-R2 Class A1 ±144A	6.50	10-25-2034	1,315,826	1,345,917
Sequoia Mortgage Trust Series 10 Class 1A ±	0.97	10-20-2027	441,898	423,819
Small Business Administration Series 2013-10B Class1	3.64	9-10-2023	1,000,000	1,034,171
Structured Asset Securities Corporation Series 2007-RM1 Class A1 ±144A	0.45	5-25-2047	2,384,788	1,378,169
Wachovia Bank Commercial Mortgage Trust Series 2005-C16 Class A4 ±	4.85	10-15-2041	1,475,000	1,519,753
Washington Mutual Commercial Mortgage Securities Trust Series 2007-SL3 Class A1 ±144A	6.10	3-23-2045	88,921	88,747

Total Non-Agency Mortgage Backed Securities (Cost $11,100,441)				10,230,874

Term Loans: 0.02%
Aramark Corporation	1.88	1-26-2014	26,337	26,353

Total Term Loans (Cost $26,337)				26,353

U.S. Treasury Securities: 11.97%
TIPS	0.63	2-15-2043	1,273,038	1,002,318
TIPS	0.75	2-15-2042	1,267,322	1,042,273
U.S. Treasury Bond	2.75	11-15-2042	350,000	283,336
U.S. Treasury Bond	2.88	5-15-2043	1,250,000	1,036,719
U.S. Treasury Bond	3.13	2-15-2043	764,000	669,693
U.S. Treasury Bond	3.88	8-15-2040	375,000	383,672
U.S. Treasury Bond	4.25	11-15-2040	2,105,000	2,291,490
U.S. Treasury Bond	4.50	2-15-2036	500,000	567,344
U.S. Treasury Note	0.88	1-31-2018	575,000	570,643
U.S. Treasury Note	1.25	10-31-2018	1,045,000	1,040,428
U.S. Treasury Note	1.75	10-31-2020	1,045,000	1,022,957
U.S. Treasury Note	1.75	5-15-2023	2,450,000	2,255,722
U.S. Treasury Note	2.00	2-15-2023	675,000	639,720
U.S. Treasury Note	2.75	11-15-2023	1,045,000	1,045,326

Total U.S. Treasury Securities (Cost $14,393,317)				13,851,641

Yankee Corporate Bonds and Notes: 5.24%

Consumer Discretionary: 0.32%

Media: 0.32%
Pearson Dollar Finance Two plc 144A	6.25	5-6-2018	325,000	374,358

The accompanying notes are an integral part of these financial statements.

88	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Energy: 1.78%

Energy Equipment & Services: 0.70%
Ensco plc	4.70%	3-15-2021	$200,000	$213,227
Schlumberger Norge AS 144A	4.20	1-15-2021	380,000	405,333
Weatherford International Limited	4.50	4-15-2022	190,000	191,978

				810,538

Oil, Gas & Consumable Fuels: 1.08%
BP Capital Markets plc	4.50	10-1-2020	350,000	381,352
Petroleos Mexicanos	2.29	2-15-2024	275,000	274,955
Petroleos Mexicanos	2.83	2-15-2024	575,000	590,730

				1,247,037

Financials: 1.54%

Commercial Banks: 0.28%
RaboBank Nederland	4.50	1-11-2021	300,000	319,367

Diversified Financial Services: 1.26%
Shell International Finance BV	3.40	8-12-2023	370,000	363,791
Siemens Financieringsmaatschappij NV 144A	5.75	10-17-2016	250,000	283,328
Total Capital International SA	2.88	2-17-2022	190,000	182,691
Total Capital International SA	3.70	1-15-2024	200,000	199,724
Tyco Electronics Group SA	3.50	2-3-2022	450,000	431,521

				1,461,055

Industrials: 0.43%

Aerospace & Defense: 0.43%
BAE Systems plc 144A	4.75	10-11-2021	470,000	492,038

Information Technology: 0.32%

Semiconductors & Semiconductor Equipment: 0.32%
TSMC Global Limited 144A	1.63	4-3-2018	380,000	368,375

Materials: 0.53%

Metals & Mining: 0.53%
Rio Tinto Finance (USA) Limited	3.75	9-20-2021	370,000	371,818
Teck Resources Limited	3.00	3-1-2019	240,000	239,851

				611,669

Telecommunication Services: 0.32%

Wireless Telecommunication Services: 0.32%
Rogers Communications Incorporated	4.10	10-1-2023	370,000	374,277

Total Yankee Corporate Bonds and Notes (Cost $5,975,966)				6,058,714

Yankee Government Bonds: 0.41%
Hashemite Kingdom of Jordan	2.50	10-30-2020	475,000	473,509

Total Yankee Government Bonds (Cost $475,000)				473,509

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	89

MANAGED FIXED INCOME PORTFOLIO

Security name	Yield	Shares	Value

Short-Term Investments: 7.23%

Investment Companies: 7.23%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08%	7,207,312	$7,207,312
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.08	1,165,688	1,165,688

Total Short-Term Investments (Cost $8,373,000)			8,373,000

Total investments in securities
(Cost $114,925,998) *	100.68%	116,535,761
Other assets and liabilities, net	(0.68)	(788,595)

Total net assets	100.00%	$115,747,166

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	Security issued on a when-issued basis.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security

«	All or a portion of this security is on loan.

¤	Security issued in zero coupon form with no periodic interest payments.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $114,925,998 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,943,971
Gross unrealized depreciation	(3,334,208)

Net unrealized appreciation	$1,609,763

The accompanying notes are an integral part of these financial statements.

90	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 39.86%
FHLMC	6.00%	7-1-2017	$62,628	$65,803
FHLMC	7.50	7-17-2017	61,587	64,694
FHLMC Series T-54 Class 4A ±	3.02	2-25-2043	575,008	604,620
FHLMC Series T-57 Class 1A2	7.00	7-25-2043	666,819	774,840
FHLMC Series T-63 Class 1A1 ±	1.35	2-25-2045	494,393	507,004
FHLMC Structured Pass-Through Securities Series T-54 Class 3A	7.00	2-25-2043	501,180	583,754
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	3-25-2043	796,049	899,032
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	819,126	972,494
FNMA ±	1.35	10-1-2034	327,968	333,509
FNMA ±	1.35	4-1-2044	239,361	243,386
FNMA ±	1.35	10-1-2044	314,553	319,970
FNMA ±	1.36	4-1-2037	282,249	293,520
FNMA ±	1.75	9-1-2033	202,083	208,391
FNMA ±	1.78	10-1-2033	546,472	569,540
FNMA ±	1.95	6-1-2033	426,470	454,354
FNMA ±	2.09	6-1-2033	300,437	315,615
FNMA ±	2.11	12-1-2033	318,460	335,717
FNMA ±	2.16	8-1-2035	396,288	417,200
FNMA ±	2.20	4-1-2034	455,919	479,930
FNMA ±	2.27	1-1-2036	225,851	239,706
FNMA ±	2.33	7-1-2035	239,635	254,009
FNMA ±	2.72	7-1-2017	19,057	19,413
FNMA	5.50	2-1-2017	116,426	123,268
FNMA	6.50	12-1-2015	11,057	11,190
FNMA Series 2003-W4 Class 3A ±	6.64	10-25-2042	399,730	462,953
FNMA Series 2004-W2 Class 2A2	7.00	2-25-2044	301,964	353,474
FNMA Series 2007-88 Class HC ±	2.41	9-25-2037	350,419	362,797

Total Agency Securities (Cost $9,658,649)				10,270,183

Asset-Backed Securities: 9.53%
Ally Auto Receivables Trust Series 2013-2 Class A3	0.79	1-15-2018	115,000	115,176
AmeriCredit Automobile Receivables Trust Series 2012-4 Class A3	0.67	6-8-2017	175,000	175,015
AmeriCredit Automobile Receivables Trust Series 2013-5 Class A3	0.90	9-10-2018	116,000	116,200
Ford Credit Auto Owner Trust Series 2013-B Class A3	0.76	9-15-2016	114,000	114,130
Ford Credit Auto Owner Trust Series 2013-A Class A3	0.55	7-15-2017	100,000	100,082
GSAMP Trust Series 2005-SEA2 Class A1 ±144A	0.52	1-25-2045	353,664	340,723
Honda Auto Receivables Owner Trust Series 2012-4 Class A3	0.52	8-18-2016	100,000	100,148
Honda Auto Receivables Owner Trust Series 2013-4 Class A3	0.69	9-18-2017	110,000	110,136
Household Home Equity Loan Trust Series 2006-1 Class A1 ±	0.33	1-20-2036	581,904	566,301
Hyundai Auto Receivables Trust Series 2013-C Class A3	1.01	2-15-2018	125,000	126,060
M&T Bank Auto Receivables Trust Series 2013-1A Class A3 144A	1.06	11-15-2017	130,000	130,765
Mercedes Benz Auto Receivables Trust Series 2013-B Class A3	0.62	7-15-2016	115,000	114,994
Santander Drive Auto Receivables Trust Series 2013-5 Class A2A	0.64	4-17-2017	120,000	120,023
Toyota Auto Receivables Owner Trust Series 2013-B Class A3	0.89	7-17-2017	125,000	125,792
World Omni Automobile Receivables Securitization Series 2013-A Class A2A	0.73	5-16-2016	100,000	100,144

Total Asset-Backed Securities (Cost $2,479,796)				2,455,689

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	91

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 21.08%

Consumer Discretionary: 0.83%

Automobiles: 0.59%
Daimler Finance North America LLC 144A	1.88%	9-15-2014	$150,000	$151,495

Diversified Consumer Services: 0.24%
Yale University	2.90	10-15-2014	60,000	61,237

Consumer Staples: 3.97%

Beverages: 1.69%
Anheuser-Busch Companies Incorporated	5.00	1-15-2015	80,000	84,019
Brown-Forman Corporation	2.50	1-15-2016	70,000	72,568
Coca-Cola Company	0.75	3-13-2015	100,000	100,441
PepsiCo Americas Incorporated	4.38	2-15-2014	177,000	178,430

				435,458

Food Products: 2.28%
Campbell Soup Company	3.38	8-15-2014	250,000	255,220
General Mills Incorporated	5.20	3-17-2015	150,000	158,820
Ingredion Incorporated	3.20	11-1-2015	70,000	72,670
Kraft Foods Group Incorporated	1.63	6-4-2015	100,000	101,449

				588,159

Energy: 0.14%

Oil, Gas & Consumable Fuels: 0.14%
Devon Energy Corporation	5.63	1-15-2014	35,000	35,209

Financials: 7.81%

Capital Markets: 0.38%
Goldman Sachs Group Incorporated	5.35	1-15-2016	90,000	98,073

Commercial Banks: 2.30%
Ally Bank	0.90	9-18-2015	74,000	73,973
Branch Banking & Trust Company ±	0.57	9-13-2016	250,000	248,086
HSBC USA Incorporated	2.38	2-13-2015	100,000	102,210
KeyBank NA	4.95	9-15-2015	157,000	167,417

				591,686

Consumer Finance: 2.94%
American Honda Finance Corporation	1.13	10-7-2016	50,000	50,304
BMW Bank of North America	1.00	7-18-2014	245,000	245,667
Discover Bank	0.85	9-25-2015	125,000	124,825
Sallie Mae Bank	0.85	10-30-2015	175,000	174,616
Unilever Capital Corporation	3.65	2-15-2014	160,000	161,024

				756,436

Diversified Financial Services: 1.59%
Bank of America Corporation	4.50	4-1-2015	80,000	83,879
Citigroup Incorporated	4.59	12-15-2015	90,000	96,336

The accompanying notes are an integral part of these financial statements.

92	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2013 (unaudited)

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)
General Electric Capital Corporation ±	0.89%	7-12-2016	$50,000	$50,324
JPMorgan Chase & Company	4.65	6-1-2014	175,000	178,611

				409,150

REITs: 0.60%
ERP Operating LP	5.25	9-15-2014	150,000	155,400

Health Care: 1.07%

Life Sciences Tools & Services: 0.72%
Thermo Fisher Scientific Incorporated	5.00	6-1-2015	175,000	185,224

Pharmaceuticals: 0.35%
AbbVie Incorporated	1.20	11-6-2015	90,000	90,836

Industrials: 1.98%

Aerospace & Defense: 0.74%
BAE Systems Holdings Incorporated 144A	4.95	6-1-2014	75,000	76,595
United Technologies Corporation	4.88	5-1-2015	108,000	114,666

				191,261

Industrial Conglomerates: 0.24%
General Electric Company	0.85	10-9-2015	60,000	60,327

Machinery: 0.41%
Caterpillar Incorporated	4.63	6-1-2015	100,000	105,980

Road & Rail: 0.59%
Union Pacific Corporation	5.38	5-1-2014	150,000	152,902

Materials: 1.71%

Chemicals: 1.22%
Ecolab Incorporated	2.38	12-8-2014	65,000	66,213
Ecolab Incorporated	4.88	2-15-2015	125,000	131,113
Sherwin-Williams Company	3.13	12-15-2014	115,000	118,012

				315,338

Metals & Mining: 0.49%
Alcan Incorporated	5.20	1-15-2014	125,000	125,701

Utilities: 3.57%

Electric Utilities: 2.37%
Monongahela Power Company 144A	7.95	12-15-2013	85,000	85,182
PECO Energy Company	5.00	10-1-2014	160,000	165,832
Southern California Edison Company	4.15	9-15-2014	61,000	62,788
Westar Energy Incorporated	6.00	7-1-2014	140,000	144,422
Wisconsin Electric Power Company	6.00	4-1-2014	150,000	152,680

				610,904

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	93

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Gas Utilities: 1.20%
Atmos Energy Corporation	4.95%	10-15-2014	$125,000	$129,551
MidAmerican Energy Company	4.65	10-1-2014	100,000	103,502
Questar Corporation	2.75	2-1-2016	74,000	76,601

				309,654

Total Corporate Bonds and Notes (Cost $5,412,014)				5,430,430

Municipal Obligations: 2.96%

Colorado: 0.40%
Colorado Build America Bonds Building Excellent Schools Series E (Miscellaneous Revenue)	3.73	3-15-2015	100,000	103,189

Illinois: 0.78%
Cook County Ill School District #135 Series A (GO, National/FGIC Insured)	4.75	5-1-2014	100,000	100,261
Illinois (GO)	4.07	1-1-2014	100,000	100,317

				200,578

Maine: 0.76%
Lewiston ME Series C (GO)	3.00	4-1-2015	190,000	195,373

Texas: 1.02%
Austin TX Independent School District Series B (GO)	0.44	8-1-2014	105,000	105,213
Brazos TX Higher Education Authority Incorporated Series 2011-2 Class A1 (Education Revenue) ±	0.79	1-27-2020	7,785	7,790
Brazos TX Higher Education Authority Incorporated Series 2005-1 (Education Revenue) ±	0.35	12-26-2018	49,910	49,855
Galveston County TX Build America Bonds (GO)	3.01	2-1-2014	100,000	100,501

				263,359

Total Municipal Obligations (Cost $762,138)				762,499

Non-Agency Mortgage Backed Securities: 5.16%
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR8 Class A4	4.67	6-11-2041	123,319	128,619
CIT Equipment Series 2013-VT1 Class A2 144A	0.65	3-21-2016	116,000	115,993
CNH Equipment Trust Series 2012-C Class A3	0.57	12-15-2017	175,000	175,126
GE Equipment LLC Series 2012-1 Class A3	0.60	5-23-2016	150,000	149,947
GE Equipment LLC Series 2012-2 Class A2	0.47	4-24-2015	114,528	114,516
GE Equipment LLC Series 2013-1 Class A2	0.64	3-22-2016	110,000	110,081
GE Equipment LLC Series 2013-2 Class A2	0.61	6-24-2016	115,000	115,050
GE Equipment LLC Series 2013-2 Class A3	0.92	9-25-2017	120,000	120,195
SLMA Series 2012-7 Class A1 ±	0.33	2-27-2017	101,571	101,480
Structured Asset Securities Corporation Series 2006-RF3 Class 1A1 144A	6.00	10-25-2036	198,405	199,081

Total Non-Agency Mortgage Backed Securities (Cost $1,330,664)				1,330,088

Yankee Corporate Bonds and Notes: 2.41%

Consumer Staples: 0.44%

Beverages: 0.44%
SABMiller plc 144A	6.50	7-1-2016	100,000	113,514

The accompanying notes are an integral part of these financial statements.

94	Wells Fargo Advantage Stable Income Portfolio	Portfolio of investments—November 30, 2013 (unaudited)

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Energy: 1.27%

Oil, Gas & Consumable Fuels: 1.27%
BP Capital Markets plc	3.63%	5-8-2014	$45,000	$45,641
Schlumberger SA 144A	2.65	1-15-2016	100,000	103,791
Shell International Finance BV	4.00	3-21-2014	175,000	176,931

				326,363

Financials: 0.39%

Commercial Banks: 0.39%
Royal Bank of Canada	0.80	10-30-2015	100,000	100,127

Health Care: 0.31%

Health Care Equipment & Supplies: 0.31%
Covidien International Finance SA	1.35	5-29-2015	80,000	80,752

Total Yankee Corporate Bonds and Notes (Cost $619,371)				620,756

	Yield		Shares

Short-Term Investments: 18.16%

Investment Companies: 13.40%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08		3,452,523	3,452,523

			Principal
U.S. Treasury Securities: 4.76%
U.S. Treasury Bill (z)	0.06	2-27-2014	$1,225,000	1,224,822

Total Short-Term Investments (Cost $4,677,354)				4,677,345

Total investments in securities (Cost $24,939,986) *	99.16%	25,546,990
Other assets and liabilities, net	0.84	215,495

Total net assets	100.00%	$25,762,485

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

*	Cost for federal income tax purposes is $24,940,666 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$642,336
Gross unrealized depreciation	(36,012)

Net unrealized appreciation	$606,324

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

96	Wells Fargo Advantage Allocation Funds	Statements of assets and liabilities—November 30, 2013 (unaudited)

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$334,001,637	$152,315,144
In affiliated securities, at value (see cost below)	16,519,640	5,224,757

Total investments, at value (see cost below)	350,521,277	157,539,901
Cash	0	0
Foreign currency, at value (see cost below)	0	0
Receivable for investments sold	0	210,527
Receivable for dividends	735,986	128,954
Receivable for securities lending income	3,790	1,130
Prepaid expenses and other assets	1,817	788

Total assets	351,262,870	157,881,300

Liabilities
Payable for investments purchased	0	249,277
Payable upon receipt of securities loaned	0	4,148,421
Payable for daily variation margin on open futures contracts	0	0
Advisory fee payable	191,820	72,151
Professional fees payable	16,632	19,112
Contingent tax liability	0	0
Accrued expenses and other liabilities	4,778	6,455

Total liabilities	213,230	4,495,416

Total net assets	$351,049,640	$153,385,884

Investments in unaffiliated securities (including securities on loan), at cost	$229,794,795	$104,838,269

Investments in affiliated securities, at cost	$16,519,640	$5,224,757

Total investments, at cost	$246,314,435	$110,063,026

Securities on loan, at value	$0	$4,055,923

Foreign currency, at cost	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	97

Emerging Growth Portfolio	Index Portfolio	International Growth Portfolio	International Value Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$1,217,490,452	$2,773,006,007	$149,055,032	$466,529,043	$99,489,473	$231,460,391	$202,101,755
45,044,489	79,059,831	6,859,247	12,090,564	4,905,357	22,271,311	15,425,560

1,262,534,941	2,852,065,838	155,914,279	478,619,607	104,394,830	253,731,702	217,527,315
0	24,610	0	0	0	68,396	0
0	0	114,497	7,563,642	0	0	0
5,072,716	687,657	1,216,929	0	0	3,250,935	71,635
1,018	6,084,107	163,571	1,321,318	155,945	64,718	115,502
104,730	4,536	7,239	16,945	1,732	11,503	13,602
10,524	14,289	1,924	13,359	1,761	2,034	2,912

1,267,723,929	2,858,881,037	157,418,439	487,534,871	104,554,268	257,129,288	217,730,966

4,704,890	0	2,068,091	0	0	2,301,740	879,783
31,741,350	9,164,555	765,419	9,341,704	2,575,400	12,598,600	8,987,147
0	4,430	0	0	0	0	0
802,493	200,707	109,465	341,611	55,975	157,968	138,030
10,510	13,867	16,685	18,477	17,825	18,817	18,704
0	0	45,316	0	0	0	0
10,623	23,878	26,362	0	7,481	10,211	9,440

37,269,866	9,407,437	3,031,338	9,701,792	2,656,681	15,087,336	10,033,104

$1,230,454,063	$2,849,473,600	$154,387,101	$477,833,079	$101,897,587	$242,041,952	$207,697,862

$798,977,657	$1,662,832,574	$113,387,594	$431,268,328	$82,169,991	$166,366,873	$147,320,398

$45,044,489	$69,826,099	$6,859,247	$12,090,564	$4,905,357	$22,271,311	$15,425,560

$844,022,146	$1,732,658,673	$120,246,841	$443,358,892	$87,075,348	$188,638,184	$162,745,958

$30,955,510	$8,899,585	$730,218	$8,854,230	$2,516,705	$12,245,453	$8,776,029

$0	$0	$114,739	$7,562,268	$0	$0	$0

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Advantage Allocation Funds	Statements of assets and liabilities—November 30, 2013 (unaudited)

	Core Bond Portfolio	Inflation-Protected Bond Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$3,070,137,964	$53,610,497
In affiliated securities, at value (see cost below)	67,603,250	378,253

Total investments, at value (see cost below)	3,137,741,214	53,988,750
Cash	165,867	0
Segregated cash	0	0
Receivable for investments sold	534,915,288	0
Principal paydown receivable	139,908	0
Receivable for interest	12,556,704	209,205
Receivable for daily variation margin on open futures contracts	0	0
Receivable for securities lending income	284	0
Prepaid expenses and other assets	12,113	1,842

Total assets	3,685,531,378	54,199,797

Liabilities
Payable for investments purchased	762,001,229	0
Payable upon receipt of securities loaned	0	0
Advisory fee payable	837,632	14,246
Shareholder report expenses payable	6,925	2,707
Custodian and accounting fees payable	58,006	3,191
Professional fees payable	36,220	16,035
Accrued expenses and other liabilities	0	1,151

Total liabilities	762,940,012	37,330

Total net assets	$2,922,591,366	$54,162,467

Investments in unaffiliated securities (including securities on loan), at cost	$3,075,502,235	$52,182,123

Investments in affiliated securities, at cost	$67,603,250	$378,253

Total investments, at cost	$3,143,105,485	$52,560,376

Securities on loan, at value	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	99

Managed Fixed Income Portfolio	Stable Income Portfolio

$108,162,761	$22,094,467
8,373,000	3,452,523

116,535,761	25,546,990
0	0
0	18,000
112,536	115,063
0	0
820,951	101,553
0	1,094
859	0
3,561	3,882

117,473,668	25,786,582

499,149	0
1,165,688	0
30,091	1,357
2,137	492
5,212	4,677
24,225	16,860
0	711

1,726,502	24,097

$115,747,166	$25,762,485

$106,552,998	$21,487,463

$8,373,000	$3,452,523

$114,925,998	$24,939,986

$1,141,600	$0

The accompanying notes are an integral part of these financial statements.

100	Wells Fargo Advantage Allocation Funds	Statements of operations—six months ended November 30, 2013 (unaudited)

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio	Emerging Growth Portfolio	Index Portfolio

Investment income
Dividends*	$3,520,363	$607,305	$612,385	$28,228,572
Income from affiliated securities	7,017	492	6,574	16,633
Securities lending income, net	6,223	7,309	387,518	31,800
Interest	0	0	0	612

Total investment income	3,533,603	615,106	1,006,477	28,277,617

Expenses
Advisory fee	1,104,441	484,377	4,453,275	1,129,369
Custody and accounting fees	12,835	12,716	34,439	71,777
Professional fees	23,928	23,046	30,372	38,378
Shareholder report expenses	790	2,877	970	5,411
Trustees’ fees and expenses	5,547	5,243	5,287	5,030
Other fees and expenses	5,868	3,796	12,801	29,732

Total expenses	1,153,409	532,055	4,537,144	1,279,697
Less: Fee waivers and/or expense reimbursements	0	(68,470)	0	0

Net expenses	1,153,409	463,585	4,537,144	1,279,697

Net investment income (loss)	2,380,194	151,521	(3,530,667)	26,997,920

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	21,465,517	6,521,085	89,132,120	(13,212,779)
Affiliated securities	0	0	0	(5,489,503)
Futures transactions	0	0	0	6,192,875

Net realized gain (losses) on investments	21,465,517	6,521,085	89,132,120	(12,509,407)

Net change in unrealized gains (losses) on:
Unaffiliated securities	13,685,125	17,953,571	184,460,846	283,715,260
Affiliated securities	0	0	0	8,471,069
Futures transactions	0	0	0	(1,487,605)

Net change in unrealized gains (losses) on investments	13,685,125	17,953,571	184,460,846	290,698,724

Net realized and unrealized gains (losses) on investments	35,150,642	24,474,656	273,592,966	278,189,317

Net increase in net assets resulting from operations	$37,530,836	$24,626,177	$270,062,299	$305,187,237

* Net of foreign dividend withholding taxes in the amount of	$4,015	$0	$0	$8,705

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	101

International Growth Portfolio		International Value Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$971,778		$5,514,111	$835,741	$319,211	$2,042,480
1,739		1,456	779	3,472	2,669
22,359		150,739	12,873	178,893	90,742
0		418	0	0	0

995,876		5,666,724	849,393	501,576	2,135,891

611,832		1,895,654	322,545	858,468	829,713
82,746		69,717	5,634	12,831	17,363
23,378		26,252	22,561	21,886	22,580
211		2,783	1,895	824	3,030
4,419		4,244	3,767	5,071	4,399
15,338		22,677	3,230	4,176	4,704

737,924		2,021,327	359,632	903,256	881,789
0		0	0	0	0

737,924		2,021,327	359,632	903,256	881,789

257,952		3,645,397	489,761	(401,680)	1,254,102

3,220,646		4,561,826	5,946,885	14,912,362	15,007,141
0		0	0	0	0
0		0	0	0	0

3,220,646		4,561,826	5,946,885	14,912,362	15,007,141

14,254,583	[1]	45,940,372	6,127,552	25,744,178	13,426,498
0		0	0	0	0
0		0	0	0	0

14,254,583		45,940,372	6,127,552	25,744,178	13,426,498

17,475,229		50,502,198	12,074,437	40,656,540	28,433,639

$17,733,181		$54,147,595	$12,564,198	$40,254,860	$29,687,741

$59,849		$568,387	$5,309	$2,926	$0

1.	Net of foreign capital gains tax in the amount of $39,316.

The accompanying notes are an integral part of these financial statements.

102	Wells Fargo Advantage Allocation Funds	Statements of operations—six months ended November 30, 2013 (unaudited)

	Core Bond Portfolio	Inflation-Protected Bond Portfolio

Investment income
Interest**	$34,469,823	$488,200
Income from affiliated securities	36,697	16
Securities lending income, net	10,228	0

Total investment income	34,516,748	488,216

Expenses
Advisory fee	5,436,799	116,720
Custody and accounting fees	98,169	4,878
Professional fees	39,272	20,475
Shareholder report expenses	5,786	921
Trustees’ fees and expenses	5,029	5,760
Other fees and expenses	31,103	4,349

Total expenses	5,616,158	153,103
Less: Fee waivers and/or expense reimbursements	(373,637)	(25,119)

Net expenses	5,242,521	127,984

Net investment income	29,274,227	360,232

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(41,557,005)	471,728
Futures transactions	0	(16,061)
TBA sale commitments	75,320	0

Net realized gain (losses) on investments	(41,481,685)	455,667

Net change in unrealized gains (losses) on:
Unaffiliated securities	(8,824,874)	(3,349,091)
Futures transactions	0	0
TBA sale commitments	46,020	0

Net change in unrealized gains (losses) on investments	(8,778,854)	(3,349,091)

Net realized and unrealized gains (losses) on investments	(50,260,539)	(2,893,424)

Net increase (decrease) in net assets resulting from operations	$(20,986,312)	$(2,533,192)

** Net of foreign interest withholding taxes in the amount of	$10,617	$0

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2013 (unaudited)	Wells Fargo Advantage Allocation Funds	103

Managed Fixed Income Portfolio	Stable Income Portfolio

$2,065,340	$227,959
3,399	1,462
3,339	0

2,072,078	229,421

221,625	37,865
8,890	5,244
28,066	28,080
1,210	308
5,027	5,797
3,393	3,335

268,211	80,629
(52,793)	(30,683)

215,418	49,946

1,856,660	179,475

(2,082,998)	12,747
0	(1,723)
0	0

(2,082,998)	11,024

(525,012)	(5,693)
0	(4,063)
0	0

(525,012)	(9,756)

(2,608,010)	1,268

$(751,350)	$180,743

$162	$0

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	C&B Large Cap Value Portfolio
	Six months ended November 30, 2013 (unaudited)	Year ended May 31, 2013

Operations
Net investment income	$2,380,194	$5,797,743
Net realized gains on investments	21,465,517	25,557,380
Net change in unrealized gains (losses) on investments	13,685,125	54,634,553

Net increase in net assets resulting from operations	37,530,836	85,989,676

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	20,925,715	19,812,149
Withdrawals	(54,561,450)	(83,570,402)

Net decrease in net assets resulting from capital share transactions	(33,635,735)	(63,758,253)

Total increase in net assets	3,895,101	22,231,423

Net assets
Beginning of period	347,154,539	324,923,116

End of period	$351,049,640	$347,154,539

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	105

	Diversified Large Cap Growth Portfolio
	Six months ended November 30, 2013 (unaudited)	Year ended May 31, 2013

Operations
Net investment income	$151,521	$768,223
Net realized gains on investments	6,521,085	15,571,692
Net change in unrealized gains (losses) on investments	17,953,571	11,859,205

Net increase in net assets resulting from operations	24,626,177	28,199,120

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	922,518	4,046,616
Withdrawals	(20,008,204)	(42,558,624)

Net decrease in net assets resulting from capital share transactions	(19,085,686)	(38,512,008)

Total increase (decrease) in net assets	5,540,491	(10,312,888)

Net assets
Beginning of period	147,845,393	158,158,281

End of period	$153,385,884	$147,845,393

The accompanying notes are an integral part of these financial statements.

106	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	Emerging Growth Portfolio
	Six months ended November 30, 2013 (unaudited)	Year ended May 31, 2013

Operations
Net investment loss	$(3,530,667)	$(4,657,230)
Net realized gains on investments	89,132,120	8,468,821
Net change in unrealized gains (losses) on investments	184,460,846	182,265,995

Net increase in net assets resulting from operations	270,062,299	186,077,586

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	30,984,030	43,331,221
Withdrawals	(116,464,343)	(182,428,836)

Net decrease in net assets resulting from capital share transactions	(85,480,313)	(139,097,615)

Total increase in net assets	184,581,986	46,979,971

Net assets
Beginning of period	1,045,872,077	998,892,106

End of period	$1,230,454,063	$1,045,872,077

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	107

	Index Portfolio
	Six months ended November 30, 2013 (unaudited)	Year ended May 31, 2013

Operations
Net investment income	$26,997,920	$55,499,759
Net realized gains (losses) on investments	(12,509,407)	84,257,080
Net change in unrealized gains (losses) on investments	290,698,724	466,355,999

Net increase in net assets resulting from operations	305,187,237	606,112,838

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	58,471,795	103,522,576
Withdrawals	(127,074,546)	(480,245,028)

Net decrease in net assets resulting from capital share transactions	(68,602,751)	(376,722,452)

Total increase in net assets	236,584,486	229,390,386

Net assets
Beginning of period	2,612,889,114	2,383,498,728

End of period	$2,849,473,600	$2,612,889,114

The accompanying notes are an integral part of these financial statements.

108	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	International Growth Portfolio
	Six months ended November 30, 2013 (unaudited)	Year ended May 31, 2013

Operations
Net investment income	$257,952	$1,895,888
Net realized gains on investments	3,220,646	8,384,099
Net change in unrealized gains (losses) on investments	14,254,583	20,174,725

Net increase in net assets resulting from operations	17,733,181	30,454,712

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	8,194,851	29,169,783 [1]
Withdrawals	(9,935,671)	(29,751,222)

Net decrease in net assets resulting from capital share transactions	(1,740,820)	(581,439)

Total increase in net assets	15,992,361	29,873,273

Net assets
Beginning of period	138,394,740	108,521,467

End of period	$154,387,101	$138,394,740

1.	Amount includes $22,586,786 related to an acquisition during the period. See Notes to Financial Statements for a discussion of the acquisition.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	109

	International Value Portfolio
	Six months ended November 30, 2013 (unaudited)	Year ended May 31, 2013

Operations
Net investment income	$3,645,397	$11,001,522
Net realized gains (losses) on investments	4,561,826	(3,085,904)
Net change in unrealized gains (losses) on investments	45,940,372	80,132,934

Net increase in net assets resulting from operations	54,147,595	88,048,552

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	12,384,981	74,737,541 [1]
Withdrawals	(11,430,349)	(29,346,621)

Net increase in net assets resulting from capital share transactions	954,632	45,390,920

Total increase in net assets	55,102,227	133,439,472

Net assets
Beginning of period	422,730,852	289,291,380

End of period	$477,833,079	$422,730,852

1.	Amount includes $22,429,789 related to an acquisition during the period. See Notes to Financial Statements for a discussion of the acquisition.

The accompanying notes are an integral part of these financial statements.

110	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	Large Company Value Portfolio
	Six months ended November 30, 2013 (unaudited)	Year ended May 31, 2013

Operations
Net investment income	$489,761	$848,345
Net realized gains on investments	5,946,885	8,490,528
Net change in unrealized gains (losses) on investments	6,127,552	6,509,832

Net increase in net assets resulting from operations	12,564,198	15,848,705

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	552,049	51,038,318	[1]
Withdrawals	(9,624,252)	(21,361,580)

Net increase (decrease) in net assets resulting from capital share transactions	(9,072,203)	29,676,738

Total increase in net assets	3,491,995	45,525,443

Net assets
Beginning of period	98,405,592	52,880,149

End of period	$101,897,587	$98,405,592

1.	Amount includes $50,059,057 related to an acquisition during the period. See Notes to Financial Statements for a discussion of the acquisition.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	111

	Small Company Growth Portfolio
	Six months ended November 30, 2013 (unaudited)	Year ended May 31, 2013

Operations
Net investment loss	$(401,680)	$(28,119)
Net realized gains on investments	14,912,362	14,699,969
Net change in unrealized gains (losses) on investments	25,744,178	28,484,637

Net increase in net assets resulting from operations	40,254,860	43,156,487

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	36,159,000	64,117,058
Withdrawals	(30,857,904)	(73,747,010)

Net increase (decrease) in net assets resulting from capital share transactions	5,301,096	(9,629,952)

Total increase in net assets	45,555,956	33,526,535

Net assets
Beginning of period	196,485,996	162,959,461

End of period	$242,041,952	$196,485,996

The accompanying notes are an integral part of these financial statements.

112	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	Small Company Value Portfolio
	Six months ended November 30, 2013 (unaudited)	Year ended May 31, 2013

Operations
Net investment income	$1,254,102	$1,093,425
Net realized gains on investments	15,007,141	13,278,991
Net change in unrealized gains (losses) on investments	13,426,498	36,327,755

Net increase in net assets resulting from operations	29,687,741	50,700,171

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	10,845,252	40,236,818 [1]
Withdrawals	(36,672,386)	(86,362,160)

Net decrease in net assets resulting from capital share transactions	(25,827,134)	(46,125,342)

Total increase in net assets	3,860,607	4,574,829

Net assets
Beginning of period	203,837,255	199,262,426

End of period	$207,697,862	$203,837,255

1.	Amount includes $14,416,889 related to an acquisition during the period. See Notes to Financial Statements for a discussion of the acquisition.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	113

	Core Bond Portfolio
	Six months ended November 30, 2013 (unaudited)	Year ended May 31, 2013

Operations
Net investment income	$29,274,227	$65,763,655
Net realized gains (losses) on investments	(41,481,685)	129,092,808
Net change in unrealized gains (losses) on investments	(8,778,854)	(90,545,176)

Net increase (decrease) in net assets resulting from operations	(20,986,312)	104,311,287

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	92,659,414	720,766,231
Withdrawals	(497,518,530)	(1,290,176,868)

Net decrease in net assets resulting from capital share transactions	(404,859,116)	(569,410,637)

Total decrease in net assets	(425,845,428)	(465,099,350)

Net assets
Beginning of period	3,348,436,794	3,813,536,144

End of period	$2,922,591,366	$3,348,436,794

The accompanying notes are an integral part of these financial statements.

114	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	Inflation-Protected Bond Portfolio
	Six months ended November 30, 2013 (unaudited)	Year ended May 31, 2013

Operations
Net investment income	$360,232	$1,198,434
Net realized gains on investments	455,667	3,992,715
Net change in unrealized gains (losses) on investments	(3,349,091)	(6,233,421)

Net decrease in net assets resulting from operations	(2,533,192)	(1,042,272)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	3,860,948	14,419,386
Withdrawals	(13,797,507)	(30,194,206)

Net decrease in net assets resulting from capital share transactions	(9,936,559)	(15,774,820)

Total decrease in net assets	(12,469,751)	(16,817,092)

Net assets
Beginning of period	66,632,218	83,449,310

End of period	$54,162,467	$66,632,218

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	115

	Managed Fixed Income Portfolio
	Six months ended November 30, 2013 (unaudited)	Year ended May 31, 2013

Operations
Net investment income	$1,856,660	$4,255,294
Net realized gains (losses) on investments	(2,082,998)	1,250,409
Net change in unrealized gains (losses) on investments	(525,012)	638,890

Net increase (decrease) in net assets resulting from operations	(751,350)	6,144,593

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	14,330,164	33,069,218
Withdrawals	(7,094,803)	(71,853,951)

Net increase (decrease) in net assets resulting from capital share transactions	7,235,361	(38,784,733)

Total increase (decrease) in net assets	6,484,011	(32,640,140)

Net assets
Beginning of period	109,263,155	141,903,295

End of period	$115,747,166	$109,263,155

The accompanying notes are an integral part of these financial statements.

116	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	Stable Income Portfolio
	Six months ended November 30, 2013 (unaudited)	Year ended May 31, 2013

Operations
Net investment income	$179,475	$515,102
Net realized gains (losses) on investments	11,024	(477,986)
Net change in unrealized gains (losses) on investments	(9,756)	937,982

Net increase in net assets resulting from operations	180,743	975,098

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	2,716,214	5,341,489
Withdrawals	(1,198,679)	(19,993,019)

Net increase (decrease) in net assets resulting from capital share transactions	1,517,535	(14,651,530)

Total increase (decrease) in net assets	1,698,278	(13,676,432)

Net assets
Beginning of period	24,064,207	37,740,639

End of period	$25,762,485	$24,064,207

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Allocation Funds	117

	Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate
	Net investment income (loss)	Gross expenses	Net expenses

C&B Large Cap Value Portfolio
June 1, 2013 to November 30, 2013 (unaudited)	1.40%	0.68%	0.68%	11.52%	11%
June 1, 2012 to May 31, 2013	1.73%	0.68%	0.68%	29.30%	18%
June 1, 2011 to May 31, 2012	1.81%	0.68%	0.68%	(4.61)%	21%
October 1, 2010 to May 31, 2011[2]	1.27%	0.67%	0.67%	18.08%	17%
October 1, 2009 to September 30, 2010	1.40%	0.70%	0.68%	7.49%	13%
October 1, 2008 to September 30, 2009	2.19%	0.73%	0.64%	(5.53)%	28%
October 1, 2007 to September 30, 2008	1.71%	0.73%	0.68%	(20.18)%	21%

Diversified Large Cap Growth Portfolio
June 1, 2013 to November 30, 2013 (unaudited)	0.20%	0.71%	0.62%	17.80%	28%
June 1, 2012 to May 31, 2013	0.51%	0.71%	0.62%	20.30%	56%
June 1, 2011 to May 31, 2012	0.24%	0.71%	0.62%	1.26%	79%
October 1, 2010 to May 31, 2011[2,3]	0.40%	0.69%	0.62%	22.78%	101%
October 1, 2009 to September 30, 2010[3]	0.66%	0.70%	0.62%	7.51%	11%
October 1, 2008 to September 30, 2009[3]	0.97%	0.70%	0.62%	3.31%	13%
October 1, 2007 to September 30, 2008[3]	0.48%	0.68%	0.67%	(22.59)%	7%

Emerging Growth Portfolio
June 1, 2013 to November 30, 2013 (unaudited)	(0.62)%	0.80%	0.80%	27.20%	33%
June 1, 2012 to May 31, 2013	(0.47)%	0.80%	0.80%	20.53%	65%
June 1, 2011 to May 31, 2012	(0.57)%	0.80%	0.80%	(4.83)%	75%
October 1, 2010 to May 31, 2011[2]	(0.77)%	0.94%	0.91%	37.91%	59%
October 1, 2009 to September 30, 2010	(0.66)%	1.02%	0.94%	20.49%	97%
October 1, 2008 to September 30, 2009	(0.53)%	0.94%	0.91%	(5.70)%	147%
October 1, 2007 to September 30, 2008	(0.49)%	0.93%	0.92%	(30.95)%	191%
October 1, 2007 to September 30, 2008	(0.49)%	0.93%	0.92%	(30.95)%	191%

Index Portfolio
June 1, 2013 to November 30, 2013 (unaudited)	2.02%	0.10%	0.10%	11.86%	3%
June 1, 2012 to May 31, 2013	2.20%	0.09%	0.09%	27.22%	4%
June 1, 2011 to May 31, 2012	2.09%	0.10%	0.10%	0.52%	9%
October 1, 2010 to May 31, 2011[2]	1.93%	0.10%	0.10%	19.39%	3%
October 1, 2009 to September 30, 2010	2.01%	0.10%	0.10%	9.97%	22%
October 1, 2008 to September 30, 2009	2.61%	0.12%	0.10%	(7.00)%	10%
October 1, 2007 to September 30, 2008	2.07%	0.11%	0.11%	(22.28)%	5%

International Growth Portfolio
June 1, 2013 to November 30, 2013 (unaudited)	0.36%	1.03%	1.03%	12.75%	22%
June 1, 2012 to May 31, 2013	1.63%	1.04%	1.04%	30.34%	46%
June 1, 2011 to May 31, 2012	2.04%	0.97%	0.90%	(9.44)%	69%
October 1, 2010 to May 31, 2011[2]	1.62%	1.10%	1.10%	14.50%	53%
October 1, 2009 to September 30, 2010	0.89%	1.42%	1.20%	3.25%	89%
October 1, 2008 to September 30, 2009	1.71%	1.14%	1.11%	6.23%	95%
October 1, 2007 to September 30, 2008	1.17%	1.08%	1.05%	(28.68)%	57%

International Value Portfolio
June 1, 2013 to November 30, 2013 (unaudited)	1.63%	0.91%	0.91%	12.69%	6%
June 1, 2012 to May 31, 2013	3.04%	0.91%	0.91%	29.45%	16%
June 1, 2011 to May 31, 2012	3.44%	0.91%	0.85%	(21.07)%	9%
October 1, 2010 to May 31, 2011[2]	3.14%	0.94%	0.94%	14.00%	16%
October 1, 2009 to September 30, 2010	2.41%	1.20%	1.06%	0.92%	27%
October 1, 2008 to September 30, 2009	2.72%	1.08%	1.03%	5.26%	41%
October 1, 2007 to September 30, 2008	3.68%	1.07%	1.01%	(34.21)%	23%

Please see footnotes on page 118.

The accompanying notes are an integral part of these financial statements.

118	Wells Fargo Advantage Allocation Funds	Financial highlights

	Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate
	Net investment income (loss)	Gross expenses	Net expenses

Large Company Value Portfolio
June 1, 2013 to November 30, 2013 (unaudited)	0.99%	0.72%	0.72%	13.38%	36%
June 1, 2012 to May 31, 2013	1.49%	0.78%	0.74%	28.91%	95%
June 1, 2011 to May 31, 2012	1.67%	0.77%	0.74%	(6.06)%	104%
October 1, 2010 to May 31, 2011[2]	1.58%	0.78%	0.74%	21.46%	38%
October 1, 2009 to September 30, 2010	1.73%	0.73%	0.72%	7.02%	46%
October 1, 2008 to September 30, 2009	2.69%	0.75%	0.69%	(9.66)%	11%
October 1, 2007 to September 30, 2008	2.16%	0.75%	0.57%	(23.18)%	8%

Small Company Growth Portfolio
June 1, 2013 to November 30, 2013 (unaudited)	(0.37)%	0.84%	0.84%	20.63%	51%
June 1, 2012 to May 31, 2013	(0.02)%	0.86%	0.86%	31.39%	109%
June 1, 2011 to May 31, 2012	(0.12)%	0.83%	0.83%	(10.75)%	107%
October 1, 2010 to May 31, 2011[2]	(0.42)%	0.83%	0.83%	39.64%	70%
October 1, 2009 to September 30, 2010	(0.48)%	0.87%	0.86%	15.25%	129%
October 1, 2008 to September 30, 2009	(0.53)%	0.89%	0.87%	1.75%	169%
October 1, 2007 to September 30, 2008	(0.53)%	0.89%	0.89%	(27.50)%	150%

Small Company Value Portfolio
June 1, 2013 to November 30, 2013 (unaudited)	1.21%	0.85%	0.85%	15.59%	25%
June 1, 2012 to May 31, 2013	0.58%	0.85%	0.85%	30.76%	57%
June 1, 2011 to May 31, 2012	0.69%	0.84%	0.84%	(7.17)%	60%
October 1, 2010 to May 31, 2011[2]	1.60%	0.84%	0.84%	26.72%	47%
October 1, 2009 to September 30, 2010	0.31%	0.89%	0.89%	16.38%	60%
October 1, 2008 to September 30, 2009	1.16%	0.90%	0.88%	(6.28)%	99%
October 1, 2007 to September 30, 2008	1.02%	0.90%	0.89%	(22.01)%	82%

1.	Returns for periods of less than one year are not annualized.

2.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

3.	After the close of business on January 28, 2011, the Diversified Large Cap Growth Portfolio acquired the net assets of Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio and Wells Fargo Advantage Large Company Growth Portfolio. Wells Fargo Advantage Large Company Growth Portfolio became the accounting and performance survivor in the transaction. The information for the periods prior to January 31, 2011 is that of the Wells Fargo Advantage Large Company Growth Portfolio.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Allocation Funds	119

	Ratio to average net assets (annualized)			Total Return[1]	Portfolio turnover rate
	Net investment income	Gross expenses	Net expenses

Core Bond Portfolio
June 1, 2013 to November 30, 2013 (unaudited)	1.95%	0.37%	0.35%	(0.56)%	342%
June 1, 2012 to May 31, 2013	1.75%	0.37%	0.35%	2.61%	547%
June 1, 2011 to May 31, 2012	2.33%	0.37%	0.35%	8.20%	803%
June 1, 2010 to May 31, 2011	2.99%	0.37%	0.35%	7.02%	789%
June 1, 2009 to May 31, 2010	3.78%	0.38%	0.34%	10.87%	638%
June 1, 2008 to May 31, 2009	4.92%	0.40%	0.39%	6.58%	633%

Inflation-Protected Bond Portfolio
June 1, 2013 to November 30, 2013 (unaudited)	1.23%	0.52%	0.44%	(3.91)%	4%
June 1, 2012 to May 31, 2013	1.52%	0.50%	0.44%	(1.86)%	15%
June 1, 2011 to May 31, 2012	3.00%	0.48%	0.44%	12.62%	23%
June 1, 2010 to May 31, 2011	3.25%	0.44%	0.43%	8.19%	19%
June 1, 2009 to May 31, 2010	3.53%	0.45%	0.44%	8.28%	31%
June 1, 2008 to May 31, 2009	1.70%	0.45%	0.37%	(1.33)%	53%

Managed Fixed Income Portfolio
June 1, 2013 to November 30, 2013 (unaudited)	3.35%	0.48%	0.39%	(0.80)%	10%
June 1, 2012 to May 31, 2013	3.42%	0.47%	0.39%	4.81%	49%
June 1, 2011 to May 31, 2012	3.83%	0.46%	0.39%	6.97%	51%
June 1, 2010 to May 31, 2011	3.97%	0.45%	0.39%	8.84%	104%
June 1, 2009 to May 31, 2010	3.64%	0.42%	0.38%	14.58%	59%
June 1, 2008 to May 31, 2009	5.09%	0.43%	0.34%	(1.72)%	132%

Stable Income Portfolio
June 1, 2013 to November 30, 2013 (unaudited)	1.46%	0.65%	0.41%	0.79%	17%
June 1, 2012 to May 31, 2013	1.50%	0.58%	0.41%	2.78%	20%
June 1, 2011 to May 31, 2012	1.76%	0.59%	0.41%	1.71%	11%
June 1, 2010 to May 31, 2011	2.02%	0.54%	0.40%	2.97%	14%
June 1, 2009 to May 31, 2010	1.90%	0.43%	0.40%	9.94%	10%
June 1, 2008 to May 31, 2009	3.74%	0.43%	0.42%	(2.73)%	7%

1.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

120	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following portfolios: the Wells Fargo Advantage C&B Large Cap Value Portfolio (“C&B Large Cap Value Portfolio”), the Wells Fargo Advantage Diversified Large Cap Growth Portfolio (“Diversified Large Cap Growth Portfolio”), the Wells Fargo Advantage Emerging Growth Portfolio (“Emerging Growth Portfolio”), the Wells Fargo Advantage Index Portfolio (“Index Portfolio”), the Wells Fargo Advantage International Growth Portfolio (“International Growth Portfolio”), the Wells Fargo Advantage International Value Portfolio (“International Value Portfolio”), the Wells Fargo Advantage Large Company Value Portfolio (“Large Company Value Portfolio”), the Wells Fargo Advantage Small Company Growth Portfolio (“Small Company Growth Portfolio”), the Wells Fargo Advantage Small Company Value Portfolio (“Small Company Value Portfolio”), the Wells Fargo Advantage Core Bond Portfolio (“Core Bond Portfolio”), the Wells Fargo Advantage Inflation-Protected Bond Portfolio (“Inflation-Protected Bond Portfolio”), the Wells Fargo Advantage Managed Fixed Income Portfolio (“Managed Fixed Income Portfolio”), and the Wells Fargo Advantage Stable Income Portfolio (“Stable Income Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds and other master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolios’ Valuation Procedures.

The values of securities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolios are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On November 30, 2013, such fair value pricing was not used in pricing foreign securities.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Portfolios’ Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	121

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolios are maintained in U.S. dollars. The value of other assets and liabilities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios receive collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolios on the next business day. In a securities lending transaction, the net asset value of the Portfolios will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolios fluctuate from time to time, In the event of default or bankruptcy by the borrower, the Portfolios may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolios have the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statements of Operations.

122	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

When-issued transactions

Each Portfolio may purchase securities on a forward commitment or when-issued basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

Each Portfolio may invest in term loans. The Portfolio begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Portfolio assumes the credit risk of the borrower and there could be potential loss to the Portfolio in the event of default by the borrower.

Futures contracts

Each Portfolio may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

TBA sale commitments

Each Portfolio may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Inflation-indexed bonds and TIPS

Each Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Credit default swaps

Each Portfolio may be subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index.

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	123

Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Portfolio may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Portfolio is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Portfolio could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Portfolio as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by having the counterparty post collateral to cover the Portfolio’s exposure to the counterparty.

If the Portfolio is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statements of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Portfolio provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

Mortgage dollar roll transactions

Each Portfolio may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolios account for TBA dollar roll transactions as purchases and sales.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

124	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
C&B Large Cap Value Portfolio

Equity securities
Common stocks	$326,379,392	$6,077,001	$0	$332,456,393
Preferred stocks	0	1,545,244	0	1,545,244

Short-term investments
Investment companies	16,519,640	0	0	16,519,640
Total	$342,899,032	$7,622,245	$0	$350,521,277
Diversified Large Cap Growth Portfolio

Equity securities
Common stocks	$152,315,144	$0	$0	$152,315,144

Short-term investments
Investment companies	1,076,336	4,148,421	0	5,224,757
Total	$153,391,480	$4,148,421	$0	$157,539,901
Emerging Growth Portfolio

Equity securities
Common stocks	$1,217,490,452	$0	$0	$1,217,490,452

Short-term investments
Investment companies	13,303,139	31,741,350	0	$45,044,489
Total	$1,230,793,591	$31,741,350	$0	$1,262,534,941

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	125

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Index Portfolio

Equity securities
Common stocks	$2,807,726,588	$0	$0	$2,807,726,588

Short-term investments
Investment companies	32,725,140	9,164,555	0	41,889,695
U.S. Treasury securities	699,994	1,749,561	0	2,449,555
Total	$2,841,151,722	$10,914,116	$0	$2,852,065,838
International Growth Portfolio

Equity securities
Common stocks	$146,205,671	$25,468	$0	$146,231,139
Participatory notes	0	573,788	0	573,788
Preferred stocks	2,250,105	0	0	2,250,105

Short-term investments				0
Investment companies	6,093,828	765,419	0	6,859,247
Total	$154,549,604	$1,364,675	$0	$155,914,279
International Value Portfolio

Equity securities
Common stocks	$458,406,633	$5,026,282	$0	$463,432,915
Preferred stocks	3,096,128	0	0	3,096,128

Short-term investments
Investment companies	2,748,860	9,341,704	0	12,090,564
Total	$464,251,621	$14,367,986	$0	$478,619,607
Large Company Value Portfolio

Equity securities
Common stocks	$99,489,473	$0	$0	$99,489,473

Short-term investments
Investment companies	2,329,957	2,575,400	0	4,905,357
Total	$101,819,430	$2,575,400	$0	$104,394,830
Small Company Growth Portfolio

Equity securities
Common stocks	$231,460,391	$0	$0	$231,460,391

Short-term investments
Investment companies	9,672,711	12,598,600	0	22,271,311
Total	$241,133,102	$12,598,600	$0	$253,731,702
Small Company Value Portfolio

Equity securities
Common stocks	$202,090,977	$0	$0	$202,090,977
Warrants	0	10,778	0	10,778

Short-term investments
Investment companies	6,438,413	8,987,147	0	15,425,560
Total	$208,529,390	$8,997,925	$0	$217,527,315

126	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Core Bond Portfolio

Agency securities	$0	$1,033,841,344	$0	$1,033,841,344

Asset-backed securities	0	434,124,222	0	434,124,222

Corporate bonds and notes	0	555,111,024	0	555,111,024

Municipal obligations	0	29,429,558	0	29,429,558

Non-agency mortgage backed securities	0	214,467,880	0	214,467,880

U.S. Treasury securities	553,754,061	0	0	553,754,061

Yankee corporate bonds and notes	0	191,000,052	0	191,000,052

Yankee government bonds	0	58,409,823	0	58,409,823

Short-term investments
Investment companies	67,603,250	0	0	67,603,250
Total	$621,357,311	$2,516,383,903	$0	$3,137,741,214
Inflation-Protected Bond Portfolio

U.S. Treasury securities	$53,610,497	$0	$0	$53,610,497

Short-term investments
Investment companies	378,253	0	0	378,253
Total	$53,988,750	$0	$0	$53,988,750
Managed Fixed Income Portfolio

Agency securities	$0	$33,743,593	$0	$33,743,593

Asset-backed securities	0	240,832	0	240,832

Corporate bonds and notes	0	33,906,946	0	33,906,946

Municipal obligations	0	9,630,299	0	9,630,299

Non-agency mortgage backed securities	0	8,852,705	1,378,169	10,230,874

Term loans	0	26,353	0	26,353

U.S. Treasury securities	10,742,930	3,108,711	0	13,851,641

Yankee corporate bonds and notes	0	6,058,714	0	6,058,714

Yankee government bonds	0	473,509	0	473,509

Short-term investments
Investment companies	7,207,312	1,165,688	0	8,373,000
Total	$17,950,242	$97,207,350	$1,378,169	$116,535,761
Stable Income Portfolio

Agency securities	$0	$10,270,183	$0	$10,270,183

Asset-backed securities	0	2,455,689	0	2,455,689

Corporate bonds and notes	0	5,430,430	0	5,430,430

Municipal obligations	0	762,499	0	762,499

Non-agency mortgage backed securities	0	1,330,088	0	1,330,088

Yankee corporate bonds and notes	0	620,756	0	620,756

Short-term investments
Investment companies	3,452,523	0	0	3,452,523
U.S. Treasury securities	1,224,822	0	0	1,224,822
Total	$4,677,345	$20,869,645	$0	$25,546,990

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	127

As of November 30, 2013, the inputs used in valuing each Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Future contracts	Quoted prices (Level 1)		Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Index Portfolio	$1,280,490	+	$0	$0	$1,280,490
Stable Income Portfolio	(978	)+	0	0	(978)

+	Amount represents the net unrealized gains (losses).

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended November 30, 2013, the Portfolios did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Managed Fixed Income Portfolio
Non-agency mortgage backed securities
Balance as of May 31, 2013	$1,482,769
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	67,110
Purchases	0
Sales	(171,710)
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of November 30, 2013	$1,378,169
Change in unrealized gains (losses) relating to securities still held at November 30, 2013	$(5,008)

The investment type categorized above was valued using indicative broker quotes and are therefore considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Portfolio and therefore the disclosure that would address these inputs is not included above.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Portfolios.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management for the Portfolios. Funds Management has engaged WellsCap (an affiliate of Funds Management and an indirect wholly on subsidiary of Wells Fargo), Peregrine Capital Management, Inc. (an affiliate of Funds Management and an indirect wholly on subsidiary of Wells Fargo), Artisan Partners Limited Partnership, Cooke & Bieler, L.P., Galliard Capital Management, Inc. (an affiliate of Funds Management and an indirect wholly on subsidiary of Wells Fargo), Golden Capital Management, LLC (an affiliate of Funds Management), LSV Asset Management and Phocas Financial Corporation as subadvisers.

128	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

The fees for sub-advisory services are borne by Funds Management. The subadvisers are each entitled to receive from Funds Management an annual subadvisory fee which is calculated based on the average daily net assets of each subadvisers’ portion the Portfolio.

The annual advisory and subadvisory fee rates for each Portfolio is as follows:

	Advisory fee		Effective rate for the six months ended November 30, 2013	Subadviser	Subadvisory fee
	starting at	declining to			starting at	declining to
C&B Large Cap Value Portfolio	0.65%	0.55%	0.65%	Cooke & Bieler, L.P.	0.38%	0.30%
Diversified Large Cap Growth Portfolio	0.65%	0.55%	0.65%	WellsCap	0.30%	0.20%
Emerging Growth Portfolio	0.80%[1]	0.68%[1]	0.78%	WellsCap	0.55%	0.40%
Index Portfolio	0.10%	0.05%	0.08%	Golden Capital Management, LLC	0.05%	0.02%
International Growth Portfolio	0.85%	0.70%	0.85%	Artisan Partners Limited Partnership	0.80%	0.50%
International Value Portfolio	0.85%	0.70%	0.85%	LSV Asset Management	0.35%	0.30%
Large Company Value Portfolio	0.65%	0.55%	0.65%	Phocas Financial Corporation	0.29%	0.20%
Small Company Growth Portfolio	0.80%[1]	0.68%[1]	0.80%	Peregrine Capital Management, Inc.	0.50%	0.45%
Small Company Value Portfolio	0.80%[1]	0.68%[1]	0.80%	Peregrine Capital Management, Inc.	0.45%	0.40%
Core Bond Portfolio	0.40%	0.30%	0.36%	WellsCap	0.20%	0.10%
Inflation-Protected Bond Portfolio	0.40%	0.30%	0.40%	WellsCap	0.20%	0.10%
Managed Fixed Income Portfolio	0.40%	0.30%	0.40%	Galliard Capital Management, Inc.	0.20%	0.10%
Stable Income Portfolio	0.30%[2]	0.225%[2]	0.31%	Galliard Capital Management, Inc.	0.15%	0.05%

1.	Prior to July 1, 2013, Funds Management received an annual advisory fee which started at 0.80% and declined to 0.70% as the average daily net assets of the Portfolio increased.

2.	Prior to July 1, 2013, Funds Management received an annual advisory fee which started at 0.35% and declined to 0.25% as the average daily net assets of the Portfolio increased.

Funds Management has voluntarily waived its advisory fee and/or reimbursed expenses to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2013 were as follows:

	Purchases at cost		Sales proceeds
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
C&B Large Cap Value Portfolio	$0	$36,671,105	$0	$80,038,855
Diversified Large Cap Growth Portfolio	0	41,688,955	0	60,426,571
Emerging Growth Portfolio	0	367,162,900	0	451,967,497
Index Portfolio	0	67,375,415	0	74,393,351
International Growth Portfolio	0	30,252,427	0	32,416,207
International Value Portfolio	0	32,477,956	0	25,273,270
Large Company Value Portfolio	0	34,846,395	0	44,214,455
Small Company Growth Portfolio	0	107,828,070	0	104,700,905
Small Company Value Portfolio	0	50,499,950	0	76,509,569
Core Bond Portfolio	9,502,705,522	1,281,586,707	9,499,008,748	1,347,369,267
Inflation-Protected Bond Portfolio	2,452,437	0	11,910,032	0
Managed Fixed Income Portfolio	9,954,909	13,401,605	6,775,863	4,131,371
Stable Income Portfolio	0	3,429,927	0	3,858,273

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	129

6. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2013, Index Portfolio used uninvested cash to enter into futures contracts to gain market exposure. During the six months ended November 30, 2013, Inflation-Protected Bond Portfolio and Stable Income Portfolio entered into futures contracts to speculate on interest rates and to help manage the duration of each portfolio.

At November 30, 2013, the Portfolios had long and short futures contracts outstanding as follows:

	Expiration date	Contracts	Type	Contract value at November 30, 2013	Unrealized gains (losses)
Index Portfolio	12-19-2013	92 Long	S&P 500 Index	$41,494,300	$1,280,490
Stable Income Portfolio	3-31-2014	20 Short	5 Year U.S. Treasury Notes	2,418,438	(978)

At November 30, 2013, Inflation-Protected Bond Portfolio did not have any open futures contracts.

At November 30, 2013, Stable Income Portfolio had segregated $18,000 as cash collateral for open futures contracts.

The Portfolios had average notional amounts in futures contracts outstanding during the six months ended November 30, 2013 as follows:

	Long contracts	Short contracts
Index Portfolio	$45,194,517	$0
Inflation-Protected Bond Portfolio	21,268	0
Stable Income Portfolio	0	2,436,632

The receivable/payable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the Statements of Operations.

For certain types of derivative transactions, the Portfolios have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows each Portfolio to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded. Cash collateral that has been pledged to cover obligations of each Portfolio under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in each Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between each Portfolio and the applicable counterparty. As of November 30, 2013, the Portfolios have transactions subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

		Gross amounts of assets in the Statements of Assets and Liabilities	Amounts subject to netting arrangements	Collateral	Net amount (not less than $0)
Stable Income Portfolio	Futures – variation margin	$1,094	$0	$18,000	$0
		Gross amounts of liabilities in the Statements of Assets and Liabilities	Amounts subject to netting arrangements	Collateral	Net amount (not less than $0)
Index Portfolio	Futures – variation margin	$4,430	$0	$2,449,555	$0

130	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

7. ACQUISITIONS

After the close of business on April 19, 2013, International Growth Portfolio acquired the net assets of Wells Fargo Advantage International Index Portfolio. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. The investment portfolio of Wells Fargo Advantage International Index Portfolio with a fair value of $22,535,457, identified cost of $21,854,655, and unrealized gains of $680,802 at April 19, 2013 were the principal assets acquired by International Growth Portfolio. For financial reporting purposes, assets received by International Growth Portfolio was recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage International Index Portfolio was carried forward to align ongoing reporting of International Growth Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed June 1, 2012, the beginning of the annual reporting period for International Growth Portfolio, the pro forma results of operations for the year ended May 31, 2013 would have been:

Net investment income	$2,276,123
Net realized and unrealized gains (losses) on investments	$31,301,977
Net increase in net assets resulting from operations	$33,578,100

After the close of business on April 19, 2013, International Value Portfolio acquired the net assets of Wells Fargo Advantage International Equity Portfolio. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. The investment portfolio of Wells Fargo Advantage International Equity Portfolio with a fair value of $22,369,294, identified cost of $22,824,592 and unrealized losses of $455,298 at April 19, 2013 were the principal assets acquired by International Value Portfolio. For financial reporting purposes, assets received by International Value Portfolio were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage International Equity Portfolio was carried forward to align ongoing reporting of International Value Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed June 1, 2012, the beginning of the annual reporting period for International Value Portfolio, the pro forma results of operations for the year ended May 31, 2013 would have been:

Net investment income	$21,429,816
Net realized and unrealized gains (losses) on investments	$71,515,531
Net increase in net assets resulting from operations	$92,945,347

After the close of business on April 19, 2013, Large Company Value Portfolio acquired the net assets of Wells Fargo Advantage Equity Value Portfolio. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. The investment portfolio of Wells Fargo Advantage Equity Value Portfolio with a fair value of $49,782,607, identified cost of $48,925,675 and unrealized gains of $856,932 at April 19, 2013 were the principal assets acquired by Large Company Value Portfolio. For financial reporting purposes, assets received by Large Company Value Portfolio were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage Equity Value Portfolio was carried forward to align ongoing reporting of Large Company Value Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed June 1, 2012, the beginning of the annual reporting period for Large Company Value Portfolio, the pro forma results of operations for the year ended May 31, 2013 would have been:

Net investment loss	$(3,466,147)
Net realized and unrealized gains (losses) on investments	$21,864,877
Net increase in net assets resulting from operations	$18,218,730

After the close of business on April 19, 2013, Small Company Value Portfolio acquired the net assets of Wells Fargo Advantage Small Cap Value Portfolio. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. The investment portfolio of Wells Fargo Advantage Small Cap Value Portfolio with a fair value of $14,404,707, identified cost of $14,875,954 and unrealized losses of $471,247 at April 19, 2013 were the principal assets acquired by Small Company Value Portfolio. For financial reporting purposes, assets received by Small Company Value Portfolio were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage Small Cap Value Portfolio was carried forward to align ongoing reporting of Small Company Value Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	131

Assuming the acquisitions had been completed June 1, 2012, the beginning of the annual reporting period for Small Company Value Portfolio, the pro forma results of operations for the year ended May 31, 2013 would have been

Net investment income	$1,370,856
Net realized and unrealized gains (losses) on investments	$53,680,718
Net increase in net assets resulting from operations	$55,051,574

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. Portfolios that invest a substantial portion of their assets in a sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

132	Wells Fargo Advantage Allocation Funds	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available without charge on the website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Allocation Funds	133

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 131 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

134	Wells Fargo Advantage Allocation Funds	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of Growth Balanced Fund, Moderate Balanced Fund, International Growth Portfolio, and International Value Portfolio and Assistant Treasurer of the remaining funds in this shareholder report. In addition, Jeremy DePalma acts as Treasurer of 54 other funds and Assistant Treasurer of 62 other funds in the Fund Complex. Nancy Wiser serves as Treasurer of the remaining funds in this shareholder report as well as 62 other funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Allocation Funds	135

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

221299 01-14 SAAFNLD/SAR109 11-13

Wells Fargo Advantage Equity Gateway Funds

Semi-Annual Report

November 30, 2013

■	Wells Fargo Advantage C&B Large Cap Value Fund

■	Wells Fargo Advantage Diversified Equity Fund

■	Wells Fargo Advantage Emerging Growth Fund

■	Wells Fargo Advantage Index Fund

■	Wells Fargo Advantage International Value Fund

■	Wells Fargo Advantage Small Company Growth Fund

■	Wells Fargo Advantage Small Company Value Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of November 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Funds disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Equity Gateway Funds	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks continued to inject liquidity into the banks and the markets through various quantitative easing policies.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Equity Gateway Funds for the six-month period that ended November 30, 2013. Much of the period was marked by monetary easing by global central banks. Investor concerns that the U.S. Federal Reserve (Fed) would end its bond-buying program initially led to higher interest rates, resulting in losses for bond indexes and volatility for global stock indexes. These fears dissipated in late September 2013 but were soon followed by concerns about a shutdown of the U.S. government. Nonetheless, increased confidence that the global economy was staging a fragile recovery resulted in double-digit returns for domestic and foreign developed stock market indexes for the six-month reporting period.

Central banks continued to provide stimulus.

Major central banks continued to inject liquidity into the banks and the markets through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the Fed’s monetary policymaking body—kept its key interest rate near zero in order to support the economy and the financial system. Well before the reporting period began, after its September 2012 meeting, the FOMC announced its intention to keep interest rates low until at least mid-2015 and to make open-ended purchases of $40 billion per month in mortgage-backed securities to support the housing market. In December 2012, the Fed increased its quantitative easing program by adding purchases of $45 billion per month in long-term U.S. Treasuries. In May 2013, just before the start of the reporting period, indications that the FOMC might reduce (or taper) its bond-buying program caused a rise in interest rates and a subsequent sell-off in both stocks and bonds that depressed market returns through August 2013. After its September 2013 meeting, however, the FOMC surprisingly signaled that tapering would be delayed, resulting in a stock and bond market rally that lasted through the end of the reporting period.

European markets continued to benefit from the European Central Bank’s (ECB’s) earlier announcement that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had formally applied for a bailout. Just prior to the beginning of the reporting period, in May 2013, the ECB cut its key rate to a historic low of 0.5%. The ECB’s aggressive actions helped ease investor worries about a eurozone sovereign debt default. Given the substantial ties between the U.S. and Europe, the improved sentiment about the eurozone helped provide a tailwind for U.S. markets.

Finally, prodded by Prime Minister Shinzo Abe to aggressively fight Japan’s long-lived deflation, the Bank of Japan announced an aggressive bond-buying program aimed at achieving a 2% annual inflation rate.

U.S. and developed foreign market stocks benefited from improving economic news.

For most of the period, U.S. economic data remained moderately positive. Reported gross domestic product growth came in at a solid 2.5% annualized rate in the second quarter of 2013 and an even better 4.1% annualized rate in the third quarter. The most significant negative effect was the ongoing fight in Washington, D.C. over the federal budget and debt limit. The Budget Control Act of 2011, which was passed to resolve a previous fight over the federal debt ceiling, mandated budget sequestration that took effect on March 1, 2013, and was an overhang on economic growth throughout the reporting period. Most recently, Congress was unable to pass a resolution to continue to fund the federal government, and thus the federal government underwent a partial shutdown from September 30, 2013,

Letter to shareholders (unaudited)	Wells Fargo Advantage Equity Gateway Funds	3

through October 16, 2013. The government reopened after the president and Congress reached a deal that funded the government through January 15, 2014, and raised the debt limit through February 7, 2014.

Despite political headwinds, the relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for much of the reporting period. Economically sensitive sectors, such as industrials and consumer discretionary, outperformed. Judging by various Russell indexes, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

Overseas, European economies gained on strength in northern economies, such as Germany and the United Kingdom, and on signs of a fragile recovery in southern European economies, such as Spain. Meanwhile, the Japanese economy responded favorably to a series of aggressive actions that included both monetary and fiscal stimulus. The MSCI EAFE Index1, which measures developed market stocks, ended the period with a double-digit return.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Economically sensitive sectors, such as industrials and consumer discretionary, outperformed.

Notice to shareholders of Wells Fargo Advantage Emerging Growth Fund (the “Emerging Growth Fund”)

At its November 18-20, 2013 meeting, the Board of Trustees unanimously approved a change to the Emerging Growth Fund’s definition of small-capitalization companies. Effective April 1, 2014, the Emerging Growth Fund will consider small-capitalization companies to be those with market capitalizations within the range of the Russell 2000® Index2.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

1.	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

2.	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

4	Wells Fargo Advantage Equity Gateway Funds	Performance highlights (unaudited)

Wells Fargo Advantage C&B Large Cap Value Fund1

Investment objective

The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.

Adviser

Wells Fargo Funds Management, LLC

Subadviser for master portfolio

Cooke & Bieler, L.P.

Portfolio managers

Daren C. Heitman, CFA

Steve Lyons, CFA

Michael M. Myers, CFA

Edward W. O’Connor, CFA

R. James O’Neil, CFA

Mehul Trivedi, CFA

William Weber, CFA

Average annual total returns2 (%) as of November 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (CBEAX)	7-26-2004	26.74	15.64	6.02	34.49	17.00	6.65	1.30	1.15
Class B (CBEBX)*	7-26-2004	28.45	15.91	6.11	33.45	16.13	6.11	2.05	1.90
Class C (CBECX)	7-26-2004	32.44	16.14	5.86	33.44	16.14	5.86	2.05	1.90
Administrator Class (CBLLX)	7-26-2004	–	–	–	34.74	17.24	6.86	1.14	0.95
Institutional Class (CBLSX)	7-26-2004				35.05	17.52	7.13	0.87	0.70
Investor Class (CBEQX)	5-15-1990	–	–	–	34.38	16.98	6.63	1.36	1.20
Russell 1000® Value Index[5]	–	–	–	–	31.92	16.40	7.96	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Equity Gateway Funds	5

Wells Fargo Advantage C&B Large Cap Value Fund (continued)

Ten largest equity holdings[6] (%) as of November 30, 2013
State Street Corporation	3.70
JPMorgan Chase & Company	3.23
Omnicom Group Incorporated	3.15
3M Company	2.85
American Express Company	2.81
Ball Corporation	2.72
Cardinal Health Incorporated	2.59
Johnson & Johnson	2.48
NVR Incorporated	2.40
Quest Diagnostics Incorporated	2.29

Sector distribution[7] as of November 30, 2013

1.	The Fund is a gateway feeder fund that invests all of its assets in a single master portfolio of the Wells Fargo Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

2.	Historical performance shown for Class A, Class B, and Class C shares prior to their inception reflects the performance of Investor Class shares, adjusted to reflect the higher expenses applicable to Class A, Class B, and Class C shares. Historical performance shown for Administrator and Institutional Class shares prior to their inception reflects the performance of Investor Class shares, and includes the higher expenses applicable to Investor Class shares. If these expenses had not been included, returns would be higher. Effective June 20, 2008, Class D was renamed Investor Class and modified to assume the features and attributes of the Investor Class.

3.	Reflects the expense ratios as stated in the most recent prospectuses.

4.	The Adviser has committed through September 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio are included in the cap. Without this cap, the Fund’s returns would have been lower.

5.	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

6.	The ten largest equity holdings are calculated based on the value of the securities of the master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

7.	Sector distribution is subject to change and represents the sector distribution of the master portfolio which is calculated based on total long-term investment of the master portfolio.

6	Wells Fargo Advantage Equity Gateway Funds	Performance highlights (unaudited)

Wells Fargo Advantage Diversified Equity Fund1

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadvisers for master portfolios

Artisan Partners Limited Partnership Cooke & Bieler, L.P. Golden Capital Management, LLC LSV Asset Management	Peregrine Capital Management, Inc. Phocas Financial Corporation Wells Capital Management Incorporated

Portfolio managers

Thomas C. Biwer, CFA

Andrew Owen, CFA

Erik Sens, CFA

Average annual total returns (%) as of November 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (NVDAX)	5-2-1996	23.63	15.70	6.08	31.17	17.07	6.71	1.42	1.25
Class B (NVDBX)*	5-6-1996	25.21	15.97	6.16	30.21	16.20	6.16	2.17	2.00
Class C (WFDEX)	10-1-1998	29.19	16.19	5.91	30.19	16.19	5.91	2.17	2.00
Administrator Class (NVDEX)	11-11-1994	–	–	–	31.47	17.36	6.98	1.26	1.00
Diversified Equity Composite Index[4]	–	–	–	–	30.85	17.74	8.03	–	–
MSCI EAFE Index (Net) (USD)[5]	–	–	–	–	24.84	13.42	7.56	–	–
Russell 1000® Growth Index[6]	–	–	–	–	29.74	20.14	7.89	–	–
Russell 1000® Value Index[7]	–	–	–	–	31.92	16.40	7.96	–	–
Russell 2000® Index[8]	–	–	–	–	40.99	20.97	9.08	–	–
S&P 500 Index[9]	–	–	–	–	30.30	17.60	7.69	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage Equity Gateway Funds	7

Wells Fargo Advantage Diversified Equity Fund (continued)

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Ten largest equity holdings[10] (%) as of November 30, 2013
Apple Incorporated	1.75
Google Incorporated	1.63
Exxon Mobil Corporation	1.26
Johnson & Johnson	0.99
Amazon.com Incorporated	0.97
Bank of America Corporation	0.87
JPMorgan Chase & Company	0.86
Gilead Sciences Incorporated	0.83
Chevron Corporation	0.76
General Electric Company	0.71

Sector distribution[11] as of November 30, 2013

1.	The Fund is a gateway blended fund that invests all of its assets in two or more master portfolios of the Wells Fargo Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through September 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolios are included in the cap. Without this cap, the Fund’s returns would have been lower.

4.	Source: Wells Fargo Funds Management, LLC. The Diversified Equity Composite Index is weighted 25% in the Russell 1000® Value Index, 25% in the S&P 500 Index, 25% in the Russell 1000® Growth Index, 15% in the MSCI EAFE Index (Net) (USD), and 10% in the Russell 2000® Index. You cannot invest directly in an index.

5.	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (Net) (USD) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. Calculations for EAFE use net dividends, which reflect the deduction of withholding taxes. You cannot invest directly in an index.

6.	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.

7.	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.

8.	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

9.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

10.	The ten largest equity holdings are calculated based on the value of the securities of the master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

11.	Sector distribution is subject to change and represents the sector distribution of the master portfolios which is calculated based on total long-term investments of the master portfolios.

8	Wells Fargo Advantage Equity Gateway Funds	Performance highlights (unaudited)

Wells Fargo Advantage Emerging Growth Fund1

The Fund is closed to new investors2.

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser for master portfolio

Wells Capital Management Incorporated

Portfolio managers

Joseph M. Eberhardy, CFA, CPA

Thomas C. Ognar, CFA

Bruce C. Olson, CFA

Average annual total returns3 (%) as of November 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[4] (%)
	Inception date	1 year	5 year	Since Inception	1 year	5 year	Since Inception	Gross	Net[5]
Class A (WEMAX)	3-31-2008	41.92	23.64	8.92	50.58	25.11	9.86	1.40	1.37
Class C (WEMCX)	3-31-2008	48.51	24.19	9.06	49.51	24.19	9.06	2.15	2.12
Administrator Class (WFGDX)	1-31-2007	–	–	–	50.82	25.39	10.12	1.24	1.20
Institutional Class (WEMIX)	3-31-2008				51.31	25.74	10.37	0.97	0.90
Investor Class (WFGTX)	1-31-2007	–	–	–	50.54	25.09	9.85	1.46	1.43
Russell 2000® Growth Index[6]	–	–	–	–	44.47	23.38	8.55	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 9.

Performance highlights (unaudited)	Wells Fargo Advantage Equity Gateway Funds	9

Wells Fargo Advantage Emerging Growth Fund (continued)

Ten largest equity holdings[7] (%) as of November 30, 2013
MarketAxess Holdings Incorporated	2.88
Financial Engines Incorporated	2.59
SPS Commerce Incorporated	2.51
On Assignment Incorporated	2.39
Medidata Solutions Incorporated	2.32
Portfolio Recovery Associates Incorporated	2.32
Acadia Healthcare Company Incorporated	2.23
IMAX Corporation	2.16
DexCom Incorporated	2.03
Envestnet Incorporated	2.02

Sector distribution[8] as of November 30, 2013

1.	The Fund is a gateway feeder fund that invests all of its assets in a single master portfolio of the Wells Fargo Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

2.	Please see the Fund’s current Statement of Additional Information for further details.

3.	Historical performance shown for Class A shares prior to their inception reflects the performance of Investor Class shares, and includes the higher expenses applicable to Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through September 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio are included in the cap. Without this cap, the Fund’s returns would have been lower.

6.	The Russell 2000® Growth Index measures the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

7.	The ten largest equity holdings are calculated based on the value of the securities of the master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

8.	Sector distribution is subject to change and represents the sector distribution of the master portfolio which is calculated based on total long-term investment of the master portfolio.

10	Wells Fargo Advantage Equity Gateway Funds	Performance highlights (unaudited)

Wells Fargo Advantage Index Fund1

Investment objective

The Fund seeks to replicate the total return of S&P 500 Index, before fees and expenses.

Adviser

Wells Fargo Funds Management, LLC

Subadviser for master portfolio

Golden Capital Management, LLC

Portfolio managers

John R. Campbell, CFA

Justin Carr, CFA

David Neal, CFA

Average annual total returns2 (%) as of November 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (WFILX)*	11-4-1998	22.16	15.63	6.49	29.60	17.01	7.12	0.66	0.56
Class B (WFIMX)*	11-3-1998	23.62	15.91	6.56	28.62	16.13	6.56	1.41	1.31
Class C (WFINX)*	4-30-1999	27.64	16.13	6.32	28.64	16.13	6.32	1.41	1.31
Administrator Class (WFIOX)	2-14-1985	–	–	–	30.01	17.35	7.42	0.35	0.25
Investor Class (WFIRX)	7-16-2010	–	–	–	29.73	17.08	7.18	0.72	0.45
S&P 500 Index[5]	–	–	–	–	30.30	17.60	7.69	–	–
*Class	A, B, and C are closed to new investors. Please see the Fund’s current Statement of Additional Information for further details.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 11.

Performance highlights (unaudited)	Wells Fargo Advantage Equity Gateway Funds	11

Wells Fargo Advantage Index Fund (continued)

Ten largest equity holdings[6] (%) as of November 30, 2013
Apple Incorporated	3.10
Exxon Mobil Corporation	2.52
Google Incorporated Class A	1.82
Microsoft Corporation	1.77
General Electric Company	1.66
Johnson & Johnson	1.64
Chevron Corporation	1.45
Procter & Gamble Company	1.41
JPMorgan Chase & Company	1.32
Wells Fargo & Company	1.30

Sector distribution[7] as of November 30, 2013

1.	The Fund is a gateway feeder fund that invests all of its assets in a single master portfolio of the Wells Fargo Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

2.	Historical performance shown for Investor Class shares prior to their inception reflects the performance of Administrator Class shares, adjusted to reflect the higher expenses applicable to Investor Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Equity Index Fund.

3.	Reflects the expense ratios as stated in the most recent prospectuses.

4.	The Adviser has committed through September 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio are included in the cap. Without this cap, the Fund’s returns would have been lower.

5.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

6.	The ten largest equity holdings are calculated based on the value of the securities of the master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

7.	Sector distribution is subject to change and represents the sector distribution of the master portfolio which is calculated based on total long-term investment of the master portfolio.

12	Wells Fargo Advantage Equity Gateway Funds	Performance highlights (unaudited)

Wells Fargo Advantage International Value Fund1

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser for master portfolio

LSV Asset Management

Portfolio managers

Josef Lakonishok

Puneed Mansharamani, CFA

Menno Vermeulen, CFA

Average annual total returns2 (%) as of November 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (WFFAX)	10-31-2003	16.68	11.58	5.90	23.80	12.91	6.53	1.51	1.50
Class B (WFVBX)*	4-8-2005	17.85	11.77	5.96	22.85	12.03	5.96	2.26	2.25
Class C (WFVCX)	4-8-2005	21.82	12.02	5.71	22.82	12.02	5.71	2.26	2.25
Administrator Class (WFVDX)	4-8-2005	–	–	–	24.16	13.14	6.73	1.35	1.25
Institutional Class (WFVIX)	8-31-2006				24.42	13.37	6.89	1.08	1.05
MSCI EAFE Value Index (Net)[5]	–	–	–	–	26.20	12.92	7.52	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 13.

Performance highlights (unaudited)	Wells Fargo Advantage Equity Gateway Funds	13

Wells Fargo Advantage International Value Fund (continued)

Ten largest equity holdings[6] (%) as of November 30, 2013
Royal Dutch Shell plc Class B	1.94
AstraZeneca plc	1.81
KDDI Corporation	1.57
Vodafone Group plc	1.52
BT Group plc	1.43
BP plc	1.39
Sanofi-Aventis SA	1.36
Allianz AG	1.30
Volkswagen AG	1.23
Daimler AG	1.20

Sector distribution[7] as of November 30, 2013

1.	The Fund is a gateway feeder fund that invests all of its assets in a single master portfolio of the Wells Fargo Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

2.	Historical performance shown for Class B and Class C shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class B and C shares. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Class A shares, and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns would be higher.

3.	Reflects the expense ratios as stated in the most recent prospectuses.

4.	The Adviser has committed through September 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio are included in the cap. Without this cap, the Fund’s returns would have been lower.

5.	The Morgan Stanley Capital International Europe, Australasia, and Far East Value Index (Net) (MSCI EAFE Value Index (Net)) is an unmanaged market capitalization index designed to measure the performance of value securities within developed equity markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed or produced by MSCI. You cannot invest directly in an index.

6.	The ten largest equity holdings are calculated based on the value of the securities of the master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

7.	Sector distribution is subject to change and represents the sector distribution of the master portfolio which is calculated based on total long-term investment of the master portfolio.

14	Wells Fargo Advantage Equity Gateway Funds	Performance highlights (unaudited)

Wells Fargo Advantage Small Company Growth Fund1

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser for master portfolio

Peregrine Capital Management, Inc.

Portfolio managers

William A. Grierson, CFA

Daniel J. Hagen, CFA

Robert B. Mersky, CFA

James P. Ross, CFA

Paul E. von Kuster, CFA

Average annual total returns2 (%) as of November 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (WFSAX)	1-30-2004	37.71	25.50	8.37	46.11	27.00	9.01	1.53	1.40
Class B (WFSBX)*	1-30-2004	40.03	25.90	8.45	45.03	26.06	8.45	2.28	2.15
Class C (WSMCX)	1-30-2004	44.06	26.09	8.29	45.06	26.09	8.29	2.28	2.15
Administrator Class (NVSCX)	11-11-1994	–	–	–	46.45	27.34	9.29	1.37	1.20
Institutional Class (WSCGX)	3-31-2008				46.83	27.64	9.44	1.10	0.95
Russell 2000® Growth Index[5]	–	–	–	–	44.47	23.38	9.23	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 15.

Performance highlights (unaudited)	Wells Fargo Advantage Equity Gateway Funds	15

Wells Fargo Advantage Small Company Growth Fund (continued)

Ten largest equity holdings[6] (%) as of November 30, 2013
Hanesbrands Incorporated	1.55
On Assignment Incorporated	1.49
SS&C Technologies Holdings	1.48
Evercore Partners Incorporated Class A	1.26
Silver Spring Networks Incorporated	1.22
OSI Systems Incorporated	1.20
Argo Group International Holdings Limited	1.16
Tutor Prini Corporation	1.16
Wabash National Corporation	1.16
A.O. Smith Corporation	1.13

Sector distribution[7] as of November 30, 2013

1.	The Fund is a gateway feeder fund that invests all of its assets in a single master portfolio of the Wells Fargo Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

2.	Historical performance shown for Class A, Class B, and Class C shares prior to their inception reflects the performance of Administrator Class shares, adjusted to reflect the higher expenses applicable to Class A, Class B, and Class C shares. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher.

3.	Reflects the expense ratios as stated in the most recent prospectuses.

4.	The Adviser has committed through September 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio are included in the cap. Without this cap, the Fund’s returns would have been lower.

5.	The Russell 2000® Growth Index measures the performance shown of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

6.	The ten largest equity holdings are calculated based on the value of the securities of the master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

7.	Sector distribution is subject to change and represents the sector distribution of the master portfolio which is calculated based on total long-term investment of the master portfolio.

16	Wells Fargo Advantage Equity Gateway Funds	Performance highlights (unaudited)

Wells Fargo Advantage Small Company Value Fund1

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser for master portfolio

Peregrine Capital Management, Inc.

Portfolio managers

Jason R. Ballsrud, CFA

Tasso H. Coin, Jr., CFA

Douglas G. Pugh, CFA

Average annual total returns2 (%) as of November 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (SCVAX)	1-31-2002	32.41	23.09	7.95	40.48	24.56	8.59	1.56	1.40
Class B (SCVBX)*	1-31-2002	34.32	23.48	8.05	39.32	23.66	8.05	2.31	2.15
Class C (SCVFX)	8-30-2002	38.32	23.66	7.80	39.32	23.66	7.80	2.31	2.15
Administrator Class (SCVIX)	1-31-2002	–	–	–	40.71	24.90	8.88	1.40	1.20
Institutional Class (SCVNX)	7-30-2010				41.06	25.07	8.96	1.13	1.00
Russell 2000® Value Index[5]	–	–	–	–	37.60	18.61	8.79	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 17.

Performance highlights (unaudited)	Wells Fargo Advantage Equity Gateway Funds	17

Wells Fargo Advantage Small Company Value Fund (continued)

Ten largest equity holdings[6] (%) as of November 30, 2013
Western Alliance Bancorp	1.52
CNO Financial Group Incorporated	1.50
BancorpSouth Incorporated	1.50
Amtrust Financial Services Incorporated	1.37
Asbury Automotive Group Incorporated	1.33
American Axle & Manufacturing Holdings Incorporated	1.32
PrivateBancorp Incorporated	1.32
Employers Holdings Incorporated	1.30
Apollo Group Incorporated Class A	1.29
WellCare Health Plans Incorporated	1.28

Sector distribution[7] as of November 30, 2013

1.	The Fund is a gateway feeder fund that invests all of its assets in a single master portfolio of the Wells Fargo Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

2.	Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher.

3.	Reflects the expense ratios as stated in the most recent prospectuses.

4.	The Adviser has committed through September 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio are included in the cap. Without this cap, the Fund’s returns would have been lower.

5.	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to- book ratios and lower forecasted growth values. You cannot invest directly in an index.

6.	The ten largest equity holdings are calculated based on the value of the securities of the master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

7.	Sector distribution is subject to change and represents the sector distribution of the master portfolio which is calculated based on total long-term investment of the master portfolio.

18	Wells Fargo Advantage Equity Gateway Funds	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2013 to November 30, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Wells Fargo Advantage C&B Large Cap Value Fund	Beginning account vlue 6-1-2013	Ending account value 11-30-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,113.37	$6.09	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.82	1.15%
Class B
Actual	$1,000.00	$1,109.30	$10.05	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.54	$9.60	1.90%
Class C
Actual	$1,000.00	$1,108.84	$10.04	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.54	$9.60	1.90%
Administrator Class
Actual	$1,000.00	$1,114.34	$5.04	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.81	0.95%
Institutional Class
Actual	$1,000.00	$1,115.94	$3.71	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.56	$3.55	0.70%
Investor Class
Actual	$1,000.00	$1,112.29	$6.35	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%

Please see footnote on page 20.

Fund expenses (unaudited)	Wells Fargo Advantage Equity Gateway Funds	19

Wells Fargo Advantage Diversified Equity Fund	Beginning account value 6-1-2013	Ending account value 11-30-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,141.27	$6.71	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.33	1.25%
Class B
Actual	$1,000.00	$1,137.00	$10.71	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.04	$10.10	2.00%
Class C
Actual	$1,000.00	$1,136.97	$10.71	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.04	$10.10	2.00%
Administrator Class
Actual	$1,000.00	$1,142.35	$5.37	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	$5.06	1.00%
Wells Fargo Advantage Emerging Growth Fund
Class A
Actual	$1,000.00	$1,268.09	$7.79	1.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	$6.93	1.37%
Class C
Actual	$1,000.00	$1,262.73	$12.03	2.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.44	$10.71	2.12%
Administrator Class
Actual	$1,000.00	$1,268.91	$6.83	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%
Institutional Class
Actual	$1,000.00	$1,271.22	$5.12	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	$4.56	0.90%
Investor Class
Actual	$1,000.00	$1,267.81	$8.13	1.43%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$7.23	1.43%
Wells Fargo Advantage Index Fund
Class A
Actual	$1,000.00	$1,115.93	$2.97	0.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.26	$2.84	0.56%
Class B
Actual	$1,000.00	$1,111.78	$6.94	1.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.63	1.31%
Class C
Actual	$1,000.00	$1,111.95	$6.94	1.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.63	1.31%
Administrator Class
Actual	$1,000.00	$1,117.78	$1.33	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.82	$1.27	0.25%
Investor Class
Actual	$1,000.00	$1,116.51	$2.39	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.28	0.45%

Please see footnote on page 20.

20	Wells Fargo Advantage Equity Gateway Funds	Fund expenses (unaudited)

Wells Fargo Advantage International Value Fund	Beginning account value 6-1-2013	Ending account value 11-30-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,123.88	$7.99	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%
Class B
Actual	$1,000.00	$1,119.14	$11.95	2.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.79	$11.36	2.25%
Class C
Actual	$1,000.00	$1,119.12	$11.95	2.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.79	$11.36	2.25%
Administrator Class
Actual	$1,000.00	$1,125.47	$6.66	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.33	1.25%
Institutional Class
Actual	$1,000.00	$1,126.78	$5.60	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.32	1.05%
Wells Fargo Advantage Small Company Growth Fund
Class A
Actual	$1,000.00	$1,201.58	$7.89	1.43%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$7.23	1.43%
Class B
Actual	$1,000.00	$1,197.46	$12.01	2.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.14	$11.01	2.18%
Class C
Actual	$1,000.00	$1,197.43	$12.01	2.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.14	$11.01	2.18%
Administrator Class
Actual	$1,000.00	$1,202.96	$6.63	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%
Institutional Class
Actual	$1,000.00	$1,204.46	$5.25	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.81	0.95%
Wells Fargo Advantage Small Company Value Fund
Class A
Actual	$1,000.00	$1,152.63	$7.72	1.43%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$7.23	1.43%
Class B
Actual	$1,000.00	$1,148.03	$11.79	2.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.09	$11.06	2.19%
Class C
Actual	$1,000.00	$1,147.96	$11.74	2.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.14	$11.01	2.18%
Administrator Class
Actual	$1,000.00	$1,153.27	$6.48	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%
Institutional Class
Actual	$1,000.00	$1,154.73	$5.40	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	$5.06	1.00%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	21

C&B LARGE CAP VALUE FUND

Security name	Value

Investment Companies: 100.07%

Affiliated Master Portfolios: 100.07%
Wells Fargo Advantage C&B Large Cap Value Portfolio	$300,101,321

Total Investment Companies (Cost $211,181,220)	300,101,321

Total investments in securities
(Cost $211,181,220) *	100.07%	300,101,321
Other assets and liabilities, net	(0.07)	(204,735)

Total net assets	100.00%	$299,896,586

*	Cost for federal income tax purposes is $218,628,673 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$81,472,648
Gross unrealized depreciation	0

Net unrealized appreciation	$81,472,648

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Equity Gateway Funds	Portfolio of investments—November 30, 2013 (unaudited)

DIVERSIFIED EQUITY FUND

Security name	Value

Investment Companies: 100.13%

Affiliated Master Portfolios: 100.13%
Wells Fargo Advantage C&B Large Cap Value Portfolio	$31,242,861
Wells Fargo Advantage Diversified Large Cap Growth Portfolio	94,049,819
Wells Fargo Advantage Emerging Growth Portfolio	9,409,376
Wells Fargo Advantage Index Portfolio	93,958,633
Wells Fargo Advantage International Growth Portfolio	28,295,342
Wells Fargo Advantage International Value Portfolio	27,903,347
Wells Fargo Advantage Large Company Value Portfolio	62,505,370
Wells Fargo Advantage Small Company Growth Portfolio	9,425,776
Wells Fargo Advantage Small Company Value Portfolio	18,839,324

Total Investment Companies (Cost $298,475,886)	375,629,848

Total investments in securities
(Cost $298,475,886) *	100.13%	375,629,848
Other assets and liabilities, net	(0.13)	(487,180)

Total net assets	100.00%	$375,142,668

*	Cost for federal income tax purposes is $306,920,842 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$77,153,962
Gross unrealized depreciation	(8,444,956)

Net unrealized appreciation	$68,709,006

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	23

EMERGING GROWTH FUND

Security name	Value

Investment Companies: 99.95%

Affiliated Master Portfolios: 99.95%
Wells Fargo Advantage Emerging Growth Portfolio	$1,148,967,131

Total Investment Companies (Cost $774,906,435)	1,148,967,131

Total investments in securities
(Cost $774,906,435) *	99.95%	1,148,967,131
Other assets and liabilities, net	0.05	539,410

Total net assets	100.00%	$1,149,506,541

*	Cost for federal income tax purposes is $773,551,991 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$375,415,140
Gross unrealized depreciation	0

Net unrealized appreciation	$375,415,140

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Equity Gateway Funds	Portfolio of investments—November 30, 2013 (unaudited)

INDEX FUND

Security name	Value

Investment Companies: 99.98%

Affiliated Master Portfolios: 99.98%
Wells Fargo Advantage Index Portfolio	$2,696,317,314

Total Investment Companies (Cost $1,423,507,797)	2,696,317,314

Total investments in securities
(Cost $1,423,507,797) *	99.98%	2,696,317,314
Other assets and liabilities, net	0.02	661,095

Total net assets	100.00%	$2,696,978,409

*	Cost for federal income tax purposes is $1,512,480,783 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,183,836,531
Gross unrealized depreciation	0

Net unrealized appreciation	$1,183,836,531

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	25

INTERNATIONAL VALUE FUND

Security name	Value

Investment Companies: 99.90%

Affiliated Master Portfolios: 99.90%
Wells Fargo Advantage International Value Portfolio	$432,420,678

Total Investment Companies (Cost $399,911,235)	432,420,678

Total investments in securities
(Cost $399,911,235) *	99.90%	432,420,678
Other assets and liabilities, net	0.10	449,843

Total net assets	100.00%	$432,870,521

*	Cost for federal income tax purposes is $400,827,377 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$31,593,301
Gross unrealized depreciation	0

Net unrealized appreciation	$31,593,301

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Equity Gateway Funds	Portfolio of investments—November 30, 2013 (unaudited)

SMALL COMPANY GROWTH FUND

Security name	Value

Investment Companies: 99.56%

Affiliated Master Portfolios: 99.56%
Wells Fargo Advantage Small Company Growth Portfolio	$226,693,669

Total Investment Companies (Cost $208,676,836)	226,693,669

Total investments in securities
(Cost $208,676,836) *	99.56%	226,693,669
Other assets and liabilities, net	0.44	997,202

Total net assets	100.00%	$227,690,871

*	Cost for federal income tax purposes is $208,414,682 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$18,278,987
Gross unrealized depreciation	0

Net unrealized appreciation	$18,278,987

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	27

SMALL COMPANY VALUE FUND

Security name	Value

Investment Companies: 99.80%

Affiliated Master Portfolios: 99.80%
Wells Fargo Advantage Small Company Value Portfolio	$109,960,038

Total Investment Companies (Cost $85,652,138)	109,960,038

Total investments in securities
(Cost $85,652,138) *	99.80%	109,960,038
Other assets and liabilities, net	0.20	223,170

Total net assets	100.00%	$110,183,208

*	Cost for federal income tax purposes is $91,699,698 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$18,260,340
Gross unrealized depreciation	0

Net unrealized appreciation	$18,260,340

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Equity Gateway Funds	Statements of assets and liabilities—November 30, 2013 (unaudited)

	C&B Large Cap Value Fund	Diversified Equity Fund

Assets
Investments in affiliated Master Portfolio(s), at value (see cost below)	$300,101,321	$375,629,848
Receivable for Fund shares sold	113,155	430,908
Receivable from administrator	42,912	0
Prepaid expenses and other assets	34,504	28,957

Total assets	300,291,892	376,089,713

Liabilities
Payable for Fund shares redeemed	260,375	760,806
Advisory fee payable	N/A	550
Distribution fees payable	4,765	3,837
Due to other related parties	54,877	59,314
Shareholder report expenses payable	29,826	27,648
Shareholder servicing fees payable	35,366	78,663
Professional fees payable	9,951	10,412
Accrued expenses and other liabilities	146	5,815

Total liabilities	395,306	947,045

Total net assets	$299,896,586	$375,142,668

NET ASSETS CONSIST OF
Paid-in capital	$270,373,812	$266,366,065
Undistributed (accumulated) net investment income (loss)	2,898,312	1,805,015
Accumulated net realized gains (losses) on investments	(62,295,639)	29,817,626
Net unrealized gains on investments	88,920,101	77,153,962

Total net assets	$299,896,586	$375,142,668

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$28,672,400	$82,512,875
Shares outstanding – Class A	2,495,818	2,359,042
Net asset value per share – Class A	$11.49	$34.98
Maximum offering price per share – Class A2	$12.19	$37.11
Net assets – Class B	$909,840	$1,470,273
Shares outstanding – Class B	78,669	45,313
Net asset value per share – Class B	$11.57	$32.45
Net assets – Class C	$6,667,015	$4,632,937
Shares outstanding – Class C	584,308	139,886
Net asset value per share – Class C	$11.41	$33.12
Net assets – Administrator Class	$57,836,353	$286,526,583
Shares outstanding – Administrator Class	5,031,388	8,169,032
Net asset value per share – Administrator Class	$11.50	$35.07
Net assets – Institutional Class	$128,335,525	N/A
Shares outstanding – Institutional Class	11,114,199	N/A
Net asset value per share – Institutional Class	$11.55	N/A
Net assets – Investor Class	$77,475,453	N/A
Shares outstanding – Investor Class	6,741,827	N/A
Net asset value per share – Investor Class	$11.49	N/A

Investments in affiliated Master Portfolio(s), at cost	$211,181,220	$298,475,886

1.	Each Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2013 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	29

Emerging Growth Fund	Index Fund	International Value Fund	Small Company Growth Fund	Small Company Value Fund

$1,148,967,131	$2,696,317,314	$432,420,678	$226,693,669	$109,960,038
1,163,965	3,100,690	1,218,814	1,110,662	364,257
37,707	276,312	32,651	14,023	16,539
28,257	60,902	27,378	28,186	32,517

1,150,197,060	2,699,755,218	433,699,521	227,846,540	110,373,351

360,439	1,901,143	655,775	59,677	120,380
N/A	N/A	N/A	N/A	N/A
3,740	51,424	566	3,074	1,410
162,507	441,235	55,572	29,699	17,232
59,567	28,842	16,028	24,376	22,382
90,298	312,795	88,842	25,970	20,438
9,573	9,072	11,011	9,382	8,288
4,395	32,298	1,206	3,491	13

690,519	2,776,809	829,000	155,669	190,143

$1,149,506,541	$2,696,978,409	$432,870,521	$227,690,871	$110,183,208

$699,012,535	$1,418,756,606	$443,983,749	$192,398,455	$184,174,797
(7,824,580)	39,778,537	8,535,652	(943,824)	395,592
84,257,890	(34,366,251)	(52,158,323)	18,219,407	(98,695,081)
374,060,696	1,272,809,517	32,509,443	18,016,833	24,307,900

$1,149,506,541	$2,696,978,409	$432,870,521	$227,690,871	$110,183,208

$155,715,779	$439,474,581	$6,521,345	$22,611,938	$26,999,137
8,706,525	7,293,000	433,077	549,743	1,369,881
$17.88	$60.26	$15.06	$41.13	$19.71
$18.97	$63.94	$15.98	$43.64	$20.91
N/A	$4,459,101	$65,967	$204,421	$123,834
N/A	73,500	4,389	5,411	6,854
N/A	$60.67	$15.03	$37.78	$18.07
$5,967,910	$77,251,954	$826,966	$4,842,823	$2,149,119
348,724	1,281,414	56,054	126,752	119,391
$17.11	$60.29	$14.75	$38.21	$18.00
$233,875,262	$2,003,000,416	$423,136,663	$100,871,188	$70,156,587
12,906,842	32,978,251	28,255,091	2,386,659	3,491,858
$18.12	$60.74	$14.98	$42.26	$20.09
$706,318,251	N/A	$2,319,580	$99,160,501	$10,754,531
38,354,821	N/A	154,462	2,321,708	533,761
$18.42	N/A	$15.02	$42.71	$20.15
$47,629,339	$172,792,357	N/A	N/A	N/A
2,676,275	2,857,411	N/A	N/A	N/A
$17.80	$60.47	N/A	N/A	N/A

$774,906,435	$1,423,507,797	$399,911,235	$208,676,836	$85,652,138

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Equity Gateway Funds	Statements of operations—six months ended November 30, 2013 (unaudited)

	C&B Large Cap Value Fund	Diversified Equity Fund

Investment income
Dividends allocated from affiliated Master Portfolio(s)*	$3,013,917	$2,919,357
Securities lending income allocated from affiliated Master Portfolio(s)	5,322	46,874
Interest allocated from affiliated Master Portfolio(s)	0	231
Expenses allocated from affiliated Master Portfolio(s)	(985,188)	(1,122,661)
Waivers allocated from affiliated Master Portfolio(s)	0	42,526

Total investment income (loss)	2,034,051	1,886,327

Expenses
Advisory fee	N/A	461,593
Administration fees
Fund level	72,555	92,319
Class A	33,265	101,378
Class B	1,143	2,179
Class C	8,211	4,770
Administrator Class	30,073	142,973
Institutional Class	50,165	N/A
Investor Class	115,008	N/A
Shareholder servicing fees
Class A	31,986	97,479
Class B	1,099	2,095
Class C	7,895	4,587
Administrator Class	72,797	356,353
Investor Class	89,850	N/A
Distribution fees
Class B	3,296	6,286
Class C	23,684	13,759
Custody and accounting fees	6,401	7,901
Professional fees	15,856	14,527
Registration fees	29,051	18,744
Shareholder report expenses	32,687	22,741
Trustees’ fees and expenses	5,029	5,058
Other fees and expenses	8,328	6,241

Total expenses	638,379	1,360,983
Less: Fee waivers and/or expense reimbursements	(252,166)	(470,540)

Net expenses	386,213	890,443

Net investment income (loss)	1,647,838	995,884

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) on securities transaction allocated from Master Portfolio(s)	18,367,782	12,661,395
Net change in unrealized gains (losses) on securities transactions allocated from Master Portfolio(s)	11,657,204	35,627,427

Net realized and unrealized gains (losses) on investments	30,024,986	48,288,822

Net increase in net assets resulting from operations	$31,672,824	$49,284,706

* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolio(s) in the amount of	$3,396	$46,736

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2013 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	31

Emerging Growth Fund	Index Fund	International Value Fund	Small Company Growth Fund	Small Company Value Fund

$566,551	$26,678,872	$4,955,168	$300,330	$1,015,714
356,673	30,030	135,739	166,218	43,731
0	579	376	0	0
(4,165,965)	(1,208,710)	(1,820,619)	(840,715)	(425,463)
0	0	0	0	0

(3,242,741)	25,500,771	3,270,664	(374,167)	633,982

N/A	N/A	N/A	N/A	N/A

261,235	632,803	100,528	50,039	24,995
183,596	537,882	7,937	17,788	31,447
N/A	6,143	89	229	216
7,046	94,402	916	4,499	2,580
110,590	941,066	196,562	50,160	32,181
253,543	N/A	845	33,007	3,711
69,210	252,768	N/A	N/A	N/A

176,534	517,194	7,632	17,103	30,238
N/A	5,907	86	221	207
6,775	90,771	881	4,326	2,481
265,888	940,132	474,278	124,709	79,909
54,070	195,161	N/A	N/A	N/A

N/A	17,721	257	661	622
20,324	272,313	2,643	12,977	7,443
20,499	48,368	7,540	3,929	2,686
16,238	16,746	14,791	15,521	15,611
72,736	46,841	33,841	17,029	31,214
96,212	70,709	22,532	16,127	19,900
5,069	7,060	6,270	5,665	5,674
16,759	32,330	7,713	3,660	5,082

1,636,324	4,726,317	885,341	377,650	296,197
(288,708)	(1,561,799)	(183,363)	(87,242)	(92,421)

1,347,616	3,164,518	701,978	290,408	203,776

(4,590,357)	22,336,253	2,568,686	(664,575)	430,206

81,616,745	(11,812,277)	4,002,856	13,909,932	7,130,599
169,148,979	274,731,537	41,404,077	23,904,528	6,894,421

250,765,724	262,919,260	45,406,933	37,814,460	14,025,020

$246,175,367	$285,255,513	$47,975,619	$37,149,885	$14,455,226

$0	$8,226	$509,326	$2,723	$0

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage Equity Gateway Funds	Statements of changes in net assets

	C&B Large Cap Value Fund
	Six months ended November 30, 2013 (unaudited)		Year ended May 31, 2013

Operations
Net investment income		$1,647,838		$4,133,617
Net realized gains on investments		18,367,782		21,701,070
Net change in unrealized gains (losses) on investments		11,657,204		46,268,197

Net increase in net assets resulting from operations		31,672,824		72,102,884

Distributions to shareholders from
Net investment income
Class A		0		(309,062)
Class C		0		(37,733)
Administrator Class		0		(1,427,995)
Institutional Class		0		(1,883,492)
Investor Class		0		(824,601)

Total distributions to shareholders		0		(4,482,883)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	435,065	4,715,565	291,674	2,637,491
Class B	27,207	302,706	2,312	22,667
Class C	54,414	572,380	27,383	252,547
Administrator Class	863,890	9,270,346	1,105,606	9,867,121
Institutional Class	1,041,712	10,989,441	3,790,042	34,607,927
Investor Class	935,982	9,962,192	469,858	4,381,044

		35,812,630		51,768,797

Reinvestment of distributions
Class A	0	0	35,129	304,920
Class C	0	0	4,280	37,152
Administrator Class	0	0	161,899	1,403,666
Institutional Class	0	0	50,013	434,613
Investor Class	0	0	92,192	801,146

		0		2,981,497

Payment for shares redeemed
Class A	(223,260)	(2,407,495)	(670,989)	(6,052,714)
Class B	(60,464)	(644,815)	(186,755)	(1,648,260)
Class C	(35,647)	(386,981)	(147,478)	(1,340,767)
Administrator Class	(2,688,195)	(28,404,201)	(4,494,794)	(41,391,366)
Institutional Class	(2,489,186)	(26,706,224)	(3,123,096)	(28,416,440)
Investor Class	(616,369)	(6,653,133)	(2,005,819)	(17,887,686)

		(65,202,849)		(96,737,233)

Net decrease in net assets resulting from capital share transactions		(29,390,219)		(41,986,939)

Total increase in net assets		2,282,605		25,633,062

Net assets
Beginning of period		297,613,981		271,980,919

End of period		$299,896,586		$297,613,981

Undistributed net investment income		$2,898,312		$1,250,474

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Equity Gateway Funds	33

	Diversified Equity Fund
	Six months ended November 30, 2013 (unaudited)		Year ended May 31, 2013

Operations
Net investment income		$995,884		$3,846,204
Net realized gains on investments		12,661,395		38,777,269
Net change in unrealized gains (losses) on investments		35,627,427		45,510,158

Net increase in net assets resulting from operations		49,284,706		88,133,631

Distributions to shareholders from
Net investment income
Class A		0		(629,304)
Class C		0		(5,554)
Administrator Class		0		(3,351,609)
Net realized gains
Class A		0		(3,927,968)
Class B		0		(139,177)
Class C		0		(152,475)
Administrator Class		0		(15,928,177)

Total distributions to shareholders		0		(24,134,264)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	43,579	1,396,290	81,715	2,335,295
Class B	208	6,166	3,935	110,645
Class C	55,742	1,710,262	8,570	234,020
Administrator Class	329,724	10,669,307	988,350	27,984,640

		13,782,025		30,664,600

Reinvestment of distributions
Class A	0	0	168,023	4,528,687
Class B	0	0	5,575	139,160
Class C	0	0	6,091	155,536
Administrator Class	0	0	705,389	19,060,534

		0		23,883,917

Payment for shares redeemed
Class A	(152,329)	(4,917,628)	(686,991)	(19,541,360)
Class B	(25,967)	(769,289)	(58,405)	(1,536,261)
Class C	(7,399)	(224,912)	(23,579)	(656,254)
Administrator Class	(1,607,814)	(52,358,108)	(3,499,737)	(101,535,999)

		(58,269,937)		(123,269,874)

Net decrease in net assets resulting from capital share transactions		(44,487,912)		(68,721,357)

Total increase (decrease) in net assets		4,796,794		(4,721,990)

Net assets
Beginning of period		370,345,874		375,067,864

End of period		$375,142,668		$370,345,874

Undistributed net investment income		$1,805,015		$809,131

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Advantage Equity Gateway Funds	Statements of changes in net assets

	Emerging Growth Fund
	Six months ended November 30, 2013 (unaudited)		Year ended May 31, 2013

Operations
Net investment loss		$(4,590,357)		$(6,480,293)
Net realized gains on investments		81,616,745		7,867,171
Net change in unrealized gains (losses) on investments		169,148,979		164,230,293

Net increase in net assets resulting from operations		246,175,367		165,617,171

Distributions to shareholders from
Net realized gains
Class A		0		(6,258,070)
Class C		0		(253,161)
Administrator Class		0		(9,461,964)
Institutional Class		0		(26,267,527)
Investor Class		0		(1,868,319)

Total distributions to shareholders		0		(44,109,041)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	634,447	10,408,180	789,069	10,141,118
Class C	16,873	279,380	11,685	144,196
Administrator Class	1,749,708	28,730,843	3,186,127	41,409,579
Institutional Class	4,862,274	81,971,631	8,997,601	118,146,813
Investor Class	132,788	2,108,886	157,979	2,045,724

		123,498,920		171,887,430

Reinvestment of distributions
Class A	0	0	519,089	6,099,290
Class C	0	0	19,371	219,472
Administrator Class	0	0	601,763	7,154,974
Institutional Class	0	0	2,093,490	25,226,558
Investor Class	0	0	154,248	1,804,703

		0		40,504,997

Payment for shares redeemed
Class A	(795,930)	(12,827,882)	(2,497,741)	(32,288,795)
Class C	(28,259)	(437,720)	(94,896)	(1,167,202)
Administrator Class	(2,861,449)	(47,051,663)	(4,554,854)	(59,197,036)
Institutional Class	(6,461,878)	(104,182,110)	(12,620,896)	(166,587,989)
Investor Class	(150,027)	(2,408,901)	(581,498)	(7,469,569)

		(166,908,276)		(266,710,591)

Net decrease in net assets resulting from capital share transactions		(43,409,356)		(54,318,164)

Total increase in net assets		202,766,011		67,189,966

Net assets
Beginning of period		946,740,530		879,550,564

End of period		$1,149,506,541		$946,740,530

Accumulated net investment loss		$(7,824,580)		$(3,234,223)

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Equity Gateway Funds	35

	Index Fund
	Six months ended November 30, 2013 (unaudited)		Year ended May 31, 2013

Operations
Net investment income		$22,336,253		$46,222,520
Net realized gains (losses) on investments		(11,812,277)		79,008,299
Net change in unrealized gains (losses) on investments		274,731,537		438,217,865

Net increase in net assets resulting from operations		285,255,513		563,448,684

Distributions to shareholders from
Net investment income
Class A		0		(6,284,365)
Class B		0		(36,909)
Class C		0		(595,173)
Administrator Class		0		(36,647,876)
Investor Class		0		(2,381,555)
Net realized gains
Class A		0		(7,020,039)
Class B		0		(128,054)
Class C		0		(1,252,243)
Administrator Class		0		(34,676,378)
Investor Class		0		(2,490,608)

Total distributions to shareholders		0		(91,513,200)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	216,085	12,148,739	470,958	23,153,090
Class B	373	20,882	2,282	113,844
Class C	38,873	2,193,869	39,777	1,970,230
Administrator Class	2,701,225	152,888,982	6,677,445	330,495,644
Investor Class	280,735	15,845,762	482,667	23,784,938

		183,098,234		379,517,746

Reinvestment of distributions
Class A	0	0	275,383	13,007,883
Class B	0	0	3,197	152,083
Class C	0	0	23,012	1,090,765
Administrator Class	0	0	1,430,770	67,984,649
Investor Class	0	0	101,258	4,796,474

		0		87,031,854

Payment for shares redeemed
Class A	(470,366)	(26,247,956)	(1,049,374)	(51,117,695)
Class B	(26,811)	(1,495,827)	(104,714)	(5,096,345)
Class C	(54,352)	(3,068,167)	(234,919)	(11,352,488)
Administrator Class	(3,445,798)	(195,535,310)	(12,182,766)	(604,079,226)
Investor Class	(186,331)	(10,496,975)	(501,758)	(24,783,891)

		(236,844,235)		(696,429,645)

Net decrease in net assets resulting from capital share transactions		(53,746,001)		(229,880,045)

Total increase in net assets		231,509,512		242,055,439

Net assets
Beginning of period		2,465,468,897		2,223,413,458

End of period		$2,696,978,409		$2,465,468,897

Undistributed net investment income		$39,778,537		$17,442,284

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Advantage Equity Gateway Funds	Statements of changes in net assets

	International Value Fund
	Six months ended November 30, 2013 (unaudited)		Year ended May 31, 2013

Operations
Net investment income		$2,568,686		$8,954,013
Net realized gains (losses) on investments		4,002,856		(1,707,272)
Net change in unrealized gains (losses) on investments		41,404,077		73,178,617

Net increase in net assets resulting from operations		47,975,619		80,425,358

Distributions to shareholders from
Net investment income
Class A		0		(115,858)
Class B		0		(595)
Class C		0		(7,526)
Administrator Class		0		(7,826,405)
Institutional Class		0		(46,009)

Total distributions to shareholders		0		(7,996,393)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	44,135	628,212	159,600	1,914,960
Class B	0	0	306	4,003
Class C	12,129	168,081	12,328	148,805
Administrator Class	2,996,222	41,908,964	8,384,637	103,370,617
Institutional Class	11,741	162,992	13,271	166,106

		42,868,249		105,604,491

Reinvestment of distributions
Class A	0	0	9,132	114,428
Class B	0	0	47	592
Class C	0	0	552	6,827
Administrator Class	0	0	620,383	7,717,567
Institutional Class	0	0	3,696	46,009

		0		7,885,423

Payment for shares redeemed
Class A	(52,927)	(746,760)	(172,652)	(2,133,267)
Class B	(810)	(11,589)	(5,574)	(67,421)
Class C	(1,196)	(16,523)	(9,912)	(120,268)
Administrator Class	(2,699,672)	(37,872,195)	(5,646,981)	(69,477,366)
Institutional Class	(2,809)	(40,252)	(13,641)	(174,211)

		(38,687,319)		(71,972,533)

Net increase in net assets resulting from capital share transactions		4,180,930		41,517,381

Total increase in net assets		52,156,549		113,946,346

Net assets
Beginning of period		380,713,972		266,767,626

End of period		$432,870,521		$380,713,972

Undistributed net investment income		$8,535,652		$5,966,966

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Equity Gateway Funds	37

	Small Company Growth Fund
	Six months ended November 30, 2013 (unaudited)		Year ended May 31, 2013

Operations
Net investment loss		$(664,575)		$(420,859)
Net realized gains on investments		13,909,932		12,668,016
Net change in unrealized gains (losses) on investments		23,904,528		23,943,421

Net increase in net assets resulting from operations		37,149,885		36,190,578

Distributions to shareholders from
Net investment income
Administrator Class		0		(205,578)
Institutional Class		0		(67,592)

Total distributions to shareholders		0		(273,170)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	304,069	11,809,385	103,921	3,276,612
Class B	1,373	47,023	1,450	42,974
Class C	60,735	2,141,372	17,766	517,792
Administrator Class	280,595	11,018,619	505,748	16,294,917
Institutional Class	511,891	19,994,414	1,543,651	50,360,099

		45,010,813		70,492,394

Reinvestment of distributions
Administrator Class	0	0	6,412	187,042
Institutional Class	0	0	1,707	50,198

		0		237,240

Payment for shares redeemed
Class A	(27,712)	(1,057,219)	(76,600)	(2,327,179)
Class B	(1,156)	(37,891)	(4,182)	(113,538)
Class C	(9,395)	(324,866)	(8,467)	(231,544)
Administrator Class	(696,384)	(27,143,496)	(1,344,959)	(41,596,358)
Institutional Class	(202,086)	(7,614,950)	(191,557)	(6,279,267)

		(36,178,422)		(50,547,886)

Net asset value of shares issued in acquisition Institutional Class	0	0	301,128	9,870,350

Net increase in net assets resulting from capital share transactions		8,832,391		30,052,098

Total increase in net assets		45,982,276		65,969,506

Net assets
Beginning of period		181,708,595		115,739,089

End of period		$227,690,871		$181,708,595

Accumulated net investment loss		$(943,824)		$(279,249)

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Advantage Equity Gateway Funds	Statements of changes in net assets

	Small Company Value Fund
	Six months ended November 30, 2013 (unaudited)		Year ended May 31, 2013

Operations
Net investment income		$430,206		$130,320
Net realized gains on investments		7,130,599		6,000,704
Net change in unrealized gains (losses) on investments		6,894,421		16,292,369

Net increase in net assets resulting from operations		14,455,226		22,423,393

Distributions to shareholders from
Net investment income
Administrator Class		0		(51,523)
Institutional Class		0		(4,542)

Total distributions to shareholders		0		(56,065)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	229,476	4,202,882	254,500	3,825,267
Class B	221	3,721	560	7,860
Class C	12,758	212,563	24,528	327,523
Administrator Class	324,274	6,029,177	592,211	9,067,170
Institutional Class	96,635	1,804,448	502,808	7,911,700

		12,252,791		21,139,520

Reinvestment of distributions
Administrator Class	0	0	3,523	51,372
Institutional Class	0	0	311	4,542

		0		55,914

Payment for shares redeemed
Class A	(125,656)	(2,306,096)	(401,296)	(5,883,056)
Class B	(5,908)	(98,885)	(28,979)	(373,574)
Class C	(9,071)	(151,776)	(36,792)	(487,296)
Administrator Class	(309,155)	(5,765,948)	(1,625,401)	(24,888,529)
Institutional Class	(31,955)	(600,304)	(38,697)	(589,477)

		(8,923,009)		(32,221,932)

Net increase (decrease) in net assets resulting from capital share transactions		3,329,782		(11,026,498)

Total increase in net assets		17,785,008		11,340,830

Net assets
Beginning of period		92,398,200		81,057,370

End of period		$110,183,208		$92,398,200

Undistributed (overdistributed) net investment income		$395,592		$(34,614)

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

40	Wells Fargo Advantage Equity Gateway Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

C&B Large Cap Value Fund
Class A
June 1, 2013 to November 30, 2013 (unaudited)	$10.32	0.05	[5]	1.12	0.00	0.00
June 1, 2012 to May 31, 2013	$8.13	0.12		2.20	(0.13)	0.00
June 1, 2011 to May 31, 2012	$8.70	0.12		(0.58)	(0.11)	0.00
October 1, 2010 to May 31, 2011[4]	$7.48	0.06		1.26	(0.10)	0.00
October 1, 2009 to September 30, 2010	$7.06	0.08		0.42	(0.08)	0.00
October 1, 2008 to September 30, 2009	$7.69	0.10	[5]	(0.60)	(0.13)	(0.00)[6]
October 1, 2007 to September 30, 2008	$10.19	0.11	[5]	(2.12)	(0.09)	(0.40)
Class B
June 1, 2013 to November 30, 2013 (unaudited)	$10.43	0.01		1.13	0.00	0.00
June 1, 2012 to May 31, 2013	$8.16	0.05	[5]	2.22	0.00	0.00
June 1, 2011 to May 31, 2012	$8.68	0.05	[5]	(0.56)	(0.01)	0.00
October 1, 2010 to May 31, 2011[4]	$7.44	0.01		1.26	(0.03)	0.00
October 1, 2009 to September 30, 2010	$7.02	0.03		0.42	(0.03)	0.00
October 1, 2008 to September 30, 2009	$7.61	0.05	[5]	(0.58)	(0.06)	(0.00)[6]
October 1, 2007 to September 30, 2008	$10.08	0.04	[5]	(2.11)	0.00	(0.40)
Class C
June 1, 2013 to November 30, 2013 (unaudited)	$10.29	0.01		1.11	0.00	0.00
June 1, 2012 to May 31, 2013	$8.11	0.04		2.20	(0.06)	0.00
June 1, 2011 to May 31, 2012	$8.66	0.05		(0.56)	(0.04)	0.00
October 1, 2010 to May 31, 2011[4]	$7.43	0.00	[6]	1.27	(0.04)	0.00
October 1, 2009 to September 30, 2010	$7.02	0.02		0.42	(0.03)	0.00
October 1, 2008 to September 30, 2009	$7.60	0.05	[5]	(0.57)	(0.06)	(0.00)[6]
October 1, 2007 to September 30, 2008	$10.08	0.04	[5]	(2.11)	(0.01)	(0.40)
Administrator Class
June 1, 2013 to November 30, 2013 (unaudited)	$10.32	0.06		1.12	0.00	0.00
June 1, 2012 to May 31, 2013	$8.13	0.13	[5]	2.21	(0.15)	0.00
June 1, 2011 to May 31, 2012	$8.69	0.13	[5]	(0.56)	(0.13)	0.00
October 1, 2010 to May 31, 2011[4]	$7.47	0.05	[5]	1.28	(0.11)	0.00
October 1, 2009 to September 30, 2010	$7.06	0.08	[5]	0.42	(0.09)	0.00
October 1, 2008 to September 30, 2009	$7.70	0.11	[5]	(0.60)	(0.15)	(0.00)[6]
October 1, 2007 to September 30, 2008	$10.22	0.13	[5]	(2.13)	(0.12)	(0.40)
Institutional Class
June 1, 2013 to November 30, 2013 (unaudited)	$10.35	0.08		1.12	0.00	0.00
June 1, 2012 to May 31, 2013	$8.16	0.17		2.19	(0.17)	0.00
June 1, 2011 to May 31, 2012	$8.73	0.14		(0.56)	(0.15)	0.00
October 1, 2010 to May 31, 2011[4]	$7.51	0.07		1.28	(0.13)	0.00
October 1, 2009 to September 30, 2010	$7.09	0.11	[5]	0.42	(0.11)	0.00
October 1, 2008 to September 30, 2009	$7.75	0.12	[5]	(0.61)	(0.17)	(0.00)[6]
October 1, 2007 to September 30, 2008	$10.27	0.15	[5]	(2.13)	(0.14)	(0.40)
Investor Class
June 1, 2013 to November 30, 2013 (unaudited)	$10.33	0.05		1.11	0.00	0.00
June 1, 2012 to May 31, 2013	$8.14	0.10		2.21	(0.12)	0.00
June 1, 2011 to May 31, 2012	$8.70	0.10		(0.56)	(0.10)	0.00
October 1, 2010 to May 31, 2011[4]	$7.46	0.04		1.28	(0.08)	0.00
October 1, 2009 to September 30, 2010	$7.04	0.06		0.44	(0.08)	0.00
October 1, 2008 to September 30, 2009	$7.68	0.09	[5]	(0.59)	(0.14)	(0.00)[6]
October 1, 2007 to September 30, 2008[7]	$10.19	0.11	[5]	(2.13)	(0.09)	(0.40)

Please see footnotes on page 50.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Equity Gateway Funds	41

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income[1]	Gross expenses[1]	Net expenses[1]

$11.49	0.91%	1.31%	1.15%	11.34%	11%	$28,672
$10.32	1.25%	1.30%	1.15%	28.82%	18%	$23,571
$8.13	1.33%	1.30%	1.15%	(5.23)%	21%	$21,380
$8.70	0.78%	1.31%	1.15%	17.73%	17%	$25,912
$7.48	0.96%	1.32%	1.15%	7.14%	13%	$31,038
$7.06	1.66%	1.30%	1.15%	(6.05)%	28%	$33,784
$7.69	1.20%	1.32%	1.19%	(20.51)%	21%	$40,157

$11.57	0.20%	2.06%	1.90%	10.93%	11%	$910
$10.43	0.57%	2.03%	1.89%	27.82%	18%	$1,167
$8.16	0.61%	2.05%	1.90%	(5.84)%	21%	$2,418
$8.68	0.04%	2.06%	1.90%	17.15%	17%	$6,607
$7.44	0.20%	2.07%	1.90%	6.36%	13%	$6,951
$7.02	0.91%	2.04%	1.90%	(6.73)%	28%	$8,773
$7.61	0.43%	2.07%	1.94%	(21.19)%	21%	$13,461

$11.41	0.16%	2.06%	1.90%	10.88%	11%	$6,667
$10.29	0.51%	2.05%	1.90%	27.76%	18%	$5,818
$8.11	0.58%	2.05%	1.90%	(5.81)%	21%	$5,524
$8.66	0.05%	2.07%	1.90%	17.15%	17%	$7,046
$7.43	0.21%	2.07%	1.90%	6.29%	13%	$6,607
$7.02	0.90%	2.04%	1.90%	(6.62)%	28%	$6,852
$7.60	0.44%	2.06%	1.94%	(21.21)%	21%	$9,424

$11.50	1.13%	1.14%	0.95%	11.43%	11%	$57,836
$10.32	1.48%	1.13%	0.95%	29.09%	18%	$70,727
$8.13	1.54%	1.13%	0.95%	(4.90)%	21%	$81,999
$8.69	1.00%	1.15%	0.95%	17.74%	17%	$120,613
$7.47	1.13%	1.13%	0.95%	7.33%	13%	$114,664
$7.06	1.89%	1.11%	0.95%	(5.83)%	28%	$222,489
$7.70	1.43%	1.13%	0.95%	(20.42)%	21%	$260,883

$11.55	1.40%	0.88%	0.70%	11.59%	11%	$128,336
$10.35	1.68%	0.87%	0.70%	29.32%	18%	$130,015
$8.16	1.78%	0.87%	0.70%	(4.72)%	21%	$96,653
$8.73	1.25%	0.88%	0.70%	18.16%	17%	$110,061
$7.51	1.48%	0.88%	0.70%	7.51%	13%	$95,466
$7.09	2.11%	0.85%	0.70%	(5.62)%	28%	$26,582
$7.75	1.68%	0.87%	0.70%	(20.10)%	21%	$27,494

$11.49	0.86%	1.37%	1.20%	11.23%	11%	$77,475
$10.33	1.21%	1.36%	1.20%	28.68%	18%	$66,315
$8.14	1.29%	1.37%	1.20%	(5.17)%	21%	$64,007
$8.70	0.75%	1.39%	1.20%	17.77%	17%	$86,624
$7.46	0.87%	1.41%	1.20%	7.15%	13%	$85,256
$7.04	1.62%	1.40%	1.20%	(6.06)%	28%	$199,654
$7.68	1.20%	1.35%	1.20%	(20.59)%	21%	$153,917

Please see footnotes on page 50.

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Advantage Equity Gateway Funds	Financial highlights

	Beginning net asset value per share	Net investment income (loss)[1]	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Diversified Equity Fund
Class A
June 1, 2013 to November 30, 2013 (unaudited)	$30.65	0.06 [5]	4.27	0.00	0.00
June 1, 2012 to May 31, 2013	$26.08	0.23 [5]	6.14	(0.24)	(1.56)
June 1, 2011 to May 31, 2012	$29.71	0.15	(2.01)	(0.18)	(1.59)
October 1, 2010 to May 31, 2011[4]	$24.89	0.12	4.85	(0.15)	0.00
October 1, 2009 to September 30, 2010	$23.41	0.18	1.66	(0.36)	0.00
October 1, 2008 to September 30, 2009	$27.70	0.23 [5]	(2.30)	(0.26)	(1.96)
October 1, 2007 to September 30, 2008	$42.92	0.27 [5]	(9.47)	(0.25)	(5.77)
Class B
June 1, 2013 to November 30, 2013 (unaudited)	$28.54	(0.06)[5]	3.97	0.00	0.00
June 1, 2012 to May 31, 2013	$24.36	0.01 [5]	5.73	0.00	(1.56)
June 1, 2011 to May 31, 2012	$27.87	(0.01)[5]	(1.91)	0.00	(1.59)
October 1, 2010 to May 31, 2011[4]	$23.35	(0.05)[5]	4.57	0.00	0.00
October 1, 2009 to September 30, 2010	$21.96	(0.01)[5]	1.57	(0.17)	0.00
October 1, 2008 to September 30, 2009	$26.00	0.08 [5]	(2.16)	0.00	(1.96)
October 1, 2007 to September 30, 2008	$40.68	0.01 [5]	(8.92)	0.00	(5.77)
Class C
June 1, 2013 to November 30, 2013 (unaudited)	$29.13	(0.06)[5]	4.05	0.00	0.00
June 1, 2012 to May 31, 2013	$24.88	0.02 [5]	5.84	(0.05)	(1.56)
June 1, 2011 to May 31, 2012	$28.43	(0.59)	(1.37)	0.00	(1.59)
October 1, 2010 to May 31, 2011[4]	$23.81	(0.04)[5]	4.66	0.00	0.00
October 1, 2009 to September 30, 2010	$22.43	(0.01)[5]	1.60	(0.21)	0.00
October 1, 2008 to September 30, 2009	$26.53	0.08 [5]	(2.20)	(0.02)	(1.96)
October 1, 2007 to September 30, 2008	$41.38	0.02 [5]	(9.10)	0.00	(5.77)
Administrator Class
June 1, 2013 to November 30, 2013 (unaudited)	$30.70	0.10 [5]	4.27	0.00	0.00
June 1, 2012 to May 31, 2013	$26.12	0.30 [5]	6.15	(0.31)	(1.56)
June 1, 2011 to May 31, 2012	$29.78	0.33	(2.13)	(0.27)	(1.59)
October 1, 2010 to May 31, 2011[4]	$24.98	0.14 [5]	4.89	(0.23)	0.00
October 1, 2009 to September 30, 2010	$23.47	0.20 [5]	1.70	(0.39)	0.00
October 1, 2008 to September 30, 2009	$27.79	0.28 [5]	(2.32)	(0.32)	(1.96)
October 1, 2007 to September 30, 2008	$43.03	0.36 [5]	(9.49)	(0.34)	(5.77)

Emerging Growth Fund
Class A
June 1, 2013 to November 30, 2013 (unaudited)	$14.10	(0.10)	3.88	0.00	0.00
June 1, 2012 to May 31, 2013	$12.44	(0.15)	2.49	0.00	(0.68)
June 1, 2011 to May 31, 2012	$13.12	(0.14)[5]	(0.54)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$9.50	(0.11)[5]	3.73	0.00	0.00
October 1, 2009 to September 30, 2010	$7.93	(0.12)	1.69	0.00	0.00
October 1, 2008 to September 30, 2009	$8.51	(0.07)[5]	(0.51)	0.00	0.00
March 31, 2008[8] to September 30, 2008	$9.43	(0.05)	(0.87)	0.00	0.00
Class C
June 1, 2013 to November 30, 2013 (unaudited)	$13.55	(0.16)	3.72	0.00	0.00
June 1, 2012 to May 31, 2013	$12.06	(0.27)	2.44	0.00	(0.68)
June 1, 2011 to May 31, 2012	$12.81	(0.23)[5]	(0.52)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$9.32	(0.16)[5]	3.65	0.00	0.00
October 1, 2009 to September 30, 2010	$7.85	(0.16)[5]	1.63	0.00	0.00
October 1, 2008 to September 30, 2009	$8.48	(0.12)[5]	(0.51)	0.00	0.00
March 31, 2008[8] to September 30, 2008	$9.43	(0.09)[5]	(0.86)	0.00	0.00

Please see footnotes on page 50.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Equity Gateway Funds	43

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income (loss)[1]	Gross expenses[1]	Net expenses[1]

$34.98	0.36%	1.44%	1.25%	14.13%	20%	$82,513
$30.65	0.81%	1.43%	1.25%	25.42%	44%	$75,640
$26.08	0.74%	1.41%	1.25%	(5.91)%	57%	$75,751
$29.71	0.59%	1.40%	1.25%	20.04%	48%	$95,532
$24.89	0.71%	1.48%	1.25%	7.90%	44%	$85,735
$23.41	1.16%	1.43%	1.25%	(5.33)%	48%	$85,504
$27.70	0.81%	1.42%	1.25%	(24.44)%	37%	$90,444

$32.45	(0.41)%	2.18%	2.00%	13.70%	20%	$1,470
$28.54	0.04%	2.18%	2.00%	24.48%	44%	$2,029
$24.36	(0.05)%	2.16%	2.00%	(6.61)%	57%	$2,922
$27.87	(0.20)%	2.15%	2.00%	19.36%	48%	$5,754
$23.35	(0.04)%	2.23%	2.00%	7.15%	44%	$7,825
$21.96	0.43%	2.18%	1.99%	(6.03)%	48%	$10,839
$26.00	0.03%	2.17%	2.00%	(25.01)%	37%	$19,054

$33.12	(0.38)%	2.19%	2.00%	13.70%	20%	$4,633
$29.13	0.07%	2.18%	2.00%	24.50%	44%	$2,667
$24.88	(0.02)%	2.16%	2.00%	(6.62)%	57%	$2,499
$28.43	(0.17)%	2.15%	2.00%	19.40%	48%	$3,383
$23.81	(0.05)%	2.23%	2.00%	7.10%	44%	$3,280
$22.43	0.41%	2.17%	2.00%	(6.02)%	48%	$2,958
$26.53	0.05%	2.15%	2.00%	(25.00)%	37%	$3,491

$35.07	0.61%	1.27%	1.00%	14.23%	20%	$286,527
$30.70	1.06%	1.27%	1.00%	25.75%	44%	$290,011
$26.12	0.99%	1.25%	1.00%	(5.67)%	57%	$293,895
$29.78	0.84%	1.24%	1.00%	20.22%	48%	$386,429
$24.98	0.83%	1.29%	1.00%	8.18%	44%	$359,109
$23.47	1.41%	1.25%	1.00%	(5.09)%	48%	$596,298
$27.79	1.05%	1.24%	1.00%	(24.24)%	37%	$678,818

$17.88	(1.19)%	1.40%	1.37%	26.81%	33%	$155,716
$14.10	(1.04)%	1.40%	1.37%	19.89%	65%	$125,070
$12.44	(1.13)%	1.41%	1.37%	(5.18)%	75%	$125,113
$13.12	(1.32)%	3.03%	1.45%	38.11%	59%	$3,425
$9.50	(1.17)%	4.65%	1.46%	19.80%	97%	$142
$7.93	(1.09)%	8.23%	1.45%	(6.82)%	147%	$44
$8.51	(1.05)%	4.16%	1.45%	(9.76)%	191%	$14

$17.11	(1.94)%	2.15%	2.12%	26.27%	33%	$5,968
$13.55	(1.79)%	2.15%	2.12%	19.09%	65%	$4,878
$12.06	(1.89)%	2.17%	2.12%	(5.85)%	75%	$5,114
$12.81	(2.05)%	3.83%	2.20%	37.30%	59%	$516
$9.32	(1.93)%	5.40%	2.22%	18.85%	97%	$58
$7.85	(1.84)%	7.93%	2.20%	(7.43)%	147%	$8
$8.48	(1.82)%	4.85%	2.20%	(10.07)%	191%	$9

Please see footnotes on page 50.

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Advantage Equity Gateway Funds	Financial highlights

	Beginning net asset value per share	Net investment income (loss)[1]	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Emerging Growth Fund (continued)
Administrator Class
June 1, 2013 to November 30, 2013 (unaudited)	$14.28	(0.08)[5]	3.92	0.00	0.00
June 1, 2012 to May 31, 2013	$12.56	(0.12)	2.52	0.00	(0.68)
June 1, 2011 to May 31, 2012	$13.22	(0.12)[5]	(0.54)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$9.56	(0.09)[5]	3.75	0.00	0.00
October 1, 2009 to September 30, 2010	$8.08	(0.01)	1.49	0.00	0.00
October 1, 2008 to September 30, 2009	$8.53	(0.05)[5]	(0.40)	0.00	0.00
October 1, 2007 to September 30, 2008	$12.40	(0.07)	(3.70)	0.00	(0.06)
Institutional Class
June 1, 2013 to November 30, 2013 (unaudited)	$14.49	(0.06)	3.99	0.00	0.00
June 1, 2012 to May 31, 2013	$12.70	(0.08)	2.55	0.00	(0.68)
June 1, 2011 to May 31, 2012	$13.33	(0.08)[5]	(0.55)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$9.62	(0.07)[5]	3.78	0.00	0.00
October 1, 2009 to September 30, 2010	$8.00	(0.07)	1.69	0.00	0.00
October 1, 2008 to September 30, 2009	$8.53	(0.04)[5]	(0.49)	0.00	0.00
March 31, 2008[8] to September 30, 2008	$9.43	(0.03)	(0.87)	0.00	0.00
Investor Class
June 1, 2013 to November 30, 2013 (unaudited)	$14.04	(0.10)	3.86	0.00	0.00
June 1, 2012 to May 31, 2013	$12.39	(0.16)	2.49	0.00	(0.68)
June 1, 2011 to May 31, 2012	$13.07	(0.15)[5]	(0.53)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$9.47	(0.11)[5]	3.71	0.00	0.00
October 1, 2009 to September 30, 2010	$7.91	(0.09)	1.65	0.00	0.00
October 1, 2008 to September 30, 2009	$8.49	(0.07)[5]	(0.51)	0.00	0.00
October 1, 2007 to September 30, 2008	$12.38	(0.13)	(3.66)	0.00	(0.06)

Index Fund
Class A
June 1, 2013 to November 30, 2013 (unaudited)	$54.00	0.45	5.81	0.00	0.00
June 1, 2012 to May 31, 2013	$44.25	0.86	10.66	(0.83)	(0.94)
June 1, 2011 to May 31, 2012	$47.17	0.73	(1.35)	(0.65)	(1.65)
August 1, 2010 to May 31, 2011[9]	$40.42	0.56	8.77	(0.70)	(1.88)
August 1, 2009 to July 31, 2010[10]	$41.72	0.64	4.89	(0.63)	(6.20)
August 1, 2008 to July 31, 2009[10]	$56.53	0.91	(12.80)	(0.91)	(2.01)
August 1, 2007 to July 31, 2008[10]	$65.01	1.04	(8.50)	(1.02)	0.00
Class B
June 1, 2013 to November 30, 2013 (unaudited)	$54.57	0.22 [5]	5.88	0.00	0.00
June 1, 2012 to May 31, 2013	$44.53	0.47 [5]	10.78	(0.27)	(0.94)
June 1, 2011 to May 31, 2012	$47.23	0.38 [5]	(1.29)	(0.14)	(1.65)
August 1, 2010 to May 31, 2011[9]	$40.32	0.29 [5]	8.76	(0.26)	(1.88)
August 1, 2009 to July 31, 2010[10]	$41.63	0.28	4.88	(0.27)	(6.20)
August 1, 2008 to July 31, 2009[10]	$56.42	0.63 [5]	(12.82)	(0.59)	(2.01)
August 1, 2007 to July 31, 2008[10]	$64.86	0.57 [5]	(8.48)	(0.53)	0.00
Class C
June 1, 2013 to November 30, 2013 (unaudited)	$54.22	0.22 [5]	5.85	0.00	0.00
June 1, 2012 to May 31, 2013	$44.41	0.48 [5]	10.71	(0.44)	(0.94)
June 1, 2011 to May 31, 2012	$47.27	0.39 [5]	(1.31)	(0.29)	(1.65)
August 1, 2010 to May 31, 2011[9]	$40.32	0.27	8.78	(0.22)	(1.88)
August 1, 2009 to July 31, 2010[10]	$41.62	0.30	4.88	(0.28)	(6.20)
August 1, 2008 to July 31, 2009[10]	$56.36	0.59	(12.76)	(0.56)	(2.01)
August 1, 2007 to July 31, 2008[10]	$64.80	0.55	(8.44)	(0.55)	0.00

Please see footnotes on page 50.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Equity Gateway Funds	45

Distributions from tax basis return of capital	Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
		Net investment income (loss)[1]	Gross expenses[1]	Net expenses[1]

0.00	$18.12	(1.02)%	1.23%	1.20%	26.89%	33%	$233,875
0.00	$14.28	(0.87)%	1.23%	1.20%	20.19%	65%	$200,140
0.00	$12.56	(0.95)%	1.22%	1.19%	(4.99)%	75%	$185,744
0.00	$13.22	(1.08)%	2.41%	1.20%	38.28%	59%	$1,915
0.00	$9.56	(0.78)%	4.54%	1.20%	19.95%	97%	$51
0.00	$8.08	(0.79)%	6.89%	1.20%	(5.28)%	147%	$17
(0.04)	$8.53	(0.76)%	3.87%	1.20%	(30.63)%	191%	$59

0.00	$18.42	(0.72)%	0.97%	0.90%	27.12%	33%	$706,318
0.00	$14.49	(0.57)%	0.97%	0.90%	20.52%	65%	$578,841
0.00	$12.70	(0.67)%	0.98%	0.90%	(4.73)%	75%	$526,865
0.00	$13.33	(0.82)%	1.98%	0.95%	38.57%	59%	$8,170
0.00	$9.62	(0.67)%	4.32%	0.95%	20.40%	97%	$10
0.00	$8.00	(0.58)%	6.74%	0.95%	(6.33)%	147%	$8
0.00	$8.53	(0.56)%	3.64%	0.95%	(9.54)%	191%	$9

0.00	$17.80	(1.25)%	1.46%	1.43%	26.78%	33%	$47,629
0.00	$14.04	(1.10)%	1.46%	1.43%	19.89%	65%	$37,812
0.00	$12.39	(1.21)%	1.52%	1.45%	(5.20)%	75%	$36,715
0.00	$13.07	(1.35)%	3.20%	1.49%	38.01%	59%	$15,626
0.00	$9.47	(1.22)%	4.85%	1.50%	19.72%	97%	$3,705
0.00	$7.91	(1.11)%	7.23%	1.49%	(6.83)%	147%	$2,862
(0.04)	$8.49	(1.05)%	3.92%	1.49%	(30.84)%	191%	$3,665

0.00	$60.26	1.55%	0.67%	0.56%	11.59%	3%	$439,475
0.00	$54.00	1.72%	0.67%	0.56%	26.63%	4%	$407,533
0.00	$44.25	1.63%	0.68%	0.56%	(0.95)%	9%	$347,412
0.00	$47.17	1.53%	0.67%	0.56%	23.66%	3%	$388,113
0.00	$40.42	1.49%	1.00%	0.60%	13.29%	7%	$358,953
0.00	$41.72	2.22%	1.05%	0.52%	(20.30)%	6%	$172,687
0.00	$56.53	1.64%	0.90%	0.50%	(11.60)%	7%	$262,336

0.00	$60.67	0.79%	1.42%	1.31%	11.18%	3%	$4,459
0.00	$54.57	0.95%	1.42%	1.31%	25.66%	4%	$5,453
0.00	$44.53	0.85%	1.43%	1.31%	(1.68)%	9%	$8,869
0.00	$47.23	0.78%	1.42%	1.31%	22.90%	3%	$19,894
0.00	$40.32	0.69%	1.76%	1.35%	12.44%	7%	$26,295
0.00	$41.63	1.51%	1.79%	1.26%	(20.91)%	6%	$28,008
0.00	$56.42	0.89%	1.66%	1.26%	(12.26)%	7%	$68,025

0.00	$60.29	0.80%	1.42%	1.31%	11.20%	3%	$77,252
0.00	$54.22	0.97%	1.42%	1.31%	25.67%	4%	$70,322
0.00	$44.41	0.87%	1.43%	1.31%	(1.67)%	9%	$65,245
0.00	$47.27	0.78%	1.42%	1.31%	22.89%	3%	$80,981
0.00	$40.32	0.68%	1.76%	1.35%	12.44%	7%	$81,848
0.00	$41.62	1.48%	1.80%	1.27%	(20.91)%	6%	$89,159
0.00	$56.36	0.89%	1.65%	1.25%	(12.25)%	7%	$137,044

Please see footnotes on page 50.

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Advantage Equity Gateway Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Index Fund (continued)
Administrator Class
June 1, 2013 to November 30, 2013 (unaudited)	$54.34	0.54		5.86	0.00	0.00
June 1, 2012 to May 31, 2013	$44.52	1.02		10.71	(0.97)	(0.94)
June 1, 2011 to May 31, 2012	$47.45	0.83		(1.32)	(0.79)	(1.65)
August 1, 2010 to May 31, 2011[9]	$40.56	0.67		8.82	(0.72)	(1.88)
August 1, 2009 to July 31, 2010[10]	$41.88	0.87	[5]	4.76	(0.75)	(6.20)
August 1, 2008 to July 31, 2009[10]	$56.88	1.02	[5]	(12.90)	(1.11)	(2.01)
August 1, 2007 to July 31, 2008[10]	$65.42	1.20	[5]	(8.54)	(1.20)	0.00
Investor Class
June 1, 2013 to November 30, 2013 (unaudited)	$54.16	0.45		5.86	0.00	0.00
June 1, 2012 to May 31, 2013	$44.38	0.90		10.70	(0.88)	(0.94)
June 1, 2011 to May 31, 2012	$47.30	0.77		(1.33)	(0.71)	(1.65)
August 1, 2010 to May 31, 2011[9]	$40.48	0.60		8.80	(0.70)	(1.88)
July 16, 2010[8,11] to July 31, 2010	$39.19	0.03		1.26	0.00	0.00

International Value Fund
Class A
June 1, 2013 to November 30, 2013 (unaudited)	$13.40	0.08		1.58	0.00	0.00
June 1, 2012 to May 31, 2013	$10.64	0.31		2.71	(0.26)	0.00
June 1, 2011 to May 31, 2012	$14.03	0.34		(3.36)	(0.37)	0.00
October 1, 2010 to May 31, 2011[4]	$12.58	0.22	[5]	1.46	(0.23)	0.00
October 1, 2009 to September 30, 2010	$12.67	0.23	[5]	(0.17)	(0.15)	0.00
October 1, 2008 to September 30, 2009	$12.66	0.23	[5]	0.22	(0.44)	0.00
October 1, 2007 to September 30, 2008	$20.21	0.51	[5]	(7.24)	(0.36)	(0.46)
Class B
June 1, 2013 to November 30, 2013 (unaudited)	$13.43	0.02	[5]	1.58	0.00	0.00
June 1, 2012 to May 31, 2013	$10.60	0.17	[5]	2.76	(0.10)	0.00
June 1, 2011 to May 31, 2012	$13.94	0.21	[5]	(3.29)	(0.26)	0.00
October 1, 2010 to May 31, 2011[4]	$12.42	0.11	[5]	1.49	(0.08)	0.00
October 1, 2009 to September 30, 2010	$12.57	0.12	[5]	(0.14)	(0.13)	0.00
October 1, 2008 to September 30, 2009	$12.42	0.14	[5]	0.25	(0.24)	0.00
October 1, 2007 to September 30, 2008	$19.82	0.38	[5]	(7.11)	(0.21)	(0.46)
Class C
June 1, 2013 to November 30, 2013 (unaudited)	$13.18	0.02	[5]	1.55	0.00	0.00
June 1, 2012 to May 31, 2013	$10.47	0.19		2.70	(0.18)	0.00
June 1, 2011 to May 31, 2012	$13.79	0.23	[5]	(3.28)	(0.27)	0.00
October 1, 2010 to May 31, 2011[4]	$12.33	0.15	[5]	1.44	(0.13)	0.00
October 1, 2009 to September 30, 2010	$12.51	0.15		(0.18)	(0.15)	0.00
October 1, 2008 to September 30, 2009	$12.44	0.15	[5]	0.23	(0.31)	0.00
October 1, 2007 to September 30, 2008	$19.90	0.38	[5]	(7.13)	(0.25)	(0.46)
Administrator Class
June 1, 2013 to November 30, 2013 (unaudited)	$13.31	0.09		1.58	0.00	0.00
June 1, 2012 to May 31, 2013	$10.57	0.33	[5]	2.70	(0.29)	0.00
June 1, 2011 to May 31, 2012	$13.95	0.35		(3.33)	(0.40)	0.00
October 1, 2010 to May 31, 2011[4]	$12.52	0.24	[5]	1.46	(0.27)	0.00
October 1, 2009 to September 30, 2010	$12.68	0.25		(0.15)	(0.26)	0.00
October 1, 2008 to September 30, 2009	$12.69	0.25	[5]	0.20	(0.46)	0.00
October 1, 2007 to September 30, 2008	$20.23	0.58	[5]	(7.27)	(0.39)	(0.46)

Please see footnotes on page 50.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Equity Gateway Funds	47

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income[1]	Gross expenses[1]	Net expenses[1]

$60.74	1.86%	0.36%	0.25%	11.78%	3%	$2,003,000
$54.34	2.03%	0.36%	0.25%	27.02%	4%	$1,832,524
$44.52	1.94%	0.37%	0.25%	(0.63)%	9%	$1,682,905
$47.45	1.84%	0.37%	0.25%	23.98%	3%	$1,709,455
$40.56	1.94%	0.63%	0.31%	13.55%	7%	$1,404,098
$41.88	2.49%	0.80%	0.27%	(20.09)%	6%	$115,745
$56.88	1.89%	0.65%	0.25%	(11.37)%	7%	$212,661

$60.47	1.66%	0.73%	0.45%	11.65%	3%	$172,792
$54.16	1.83%	0.73%	0.45%	26.77%	4%	$149,637
$44.38	1.74%	0.75%	0.45%	(0.82)%	9%	$118,982
$47.30	1.64%	0.74%	0.45%	23.78%	3%	$131,141
$40.48	2.13%	0.79%	0.45%	3.29%	7%	$111,126

$15.06	1.04%	1.51%	1.50%	12.39%	6%	$6,521
$13.40	2.35%	1.51%	1.50%	28.58%	16%	$5,922
$10.64	2.81%	1.46%	1.46%	(21.53)%	9%	$4,742
$14.03	2.41%	1.55%	1.47%	13.55%	16%	$6,213
$12.58	1.92%	1.69%	1.46%	0.52%	27%	$6,792
$12.67	2.28%	1.68%	1.50%	4.82%	41%	$8,769
$12.66	3.04%	1.74%	1.50%	(34.48)%	23%	$16,903

$15.03	0.30%	2.26%	2.25%	11.91%	6%	$66
$13.43	1.34%	2.26%	2.25%	27.69%	16%	$70
$10.60	1.79%	2.21%	2.21%	(22.15)%	9%	$110
$13.94	1.28%	2.32%	2.22%	12.97%	16%	$194
$12.42	0.99%	2.44%	2.21%	(0.16)%	27%	$339
$12.57	1.39%	2.44%	2.25%	3.82%	41%	$581
$12.42	2.24%	2.49%	2.25%	(34.97)%	23%	$951

$14.75	0.29%	2.26%	2.25%	11.91%	6%	$827
$13.18	1.67%	2.26%	2.25%	27.67%	16%	$595
$10.47	1.96%	2.21%	2.21%	(22.14)%	9%	$441
$13.79	1.75%	2.30%	2.22%	13.00%	16%	$665
$12.33	1.11%	2.45%	2.21%	(0.21)%	27%	$665
$12.51	1.56%	2.43%	2.25%	3.90%	41%	$791
$12.44	2.29%	2.46%	2.25%	(34.99)%	23%	$799

$14.98	1.28%	1.34%	1.25%	12.55%	6%	$423,137
$13.31	2.67%	1.34%	1.25%	28.90%	16%	$372,187
$10.57	3.04%	1.29%	1.25%	(21.37)%	9%	$259,969
$13.95	2.84%	1.38%	1.25%	13.73%	16%	$313,423
$12.52	2.26%	1.53%	1.21%	0.80%	27%	$259,768
$12.68	2.50%	1.50%	1.25%	4.89%	41%	$231,537
$12.69	3.50%	1.56%	1.25%	(34.30)%	23%	$206,603

Please see footnotes on page 50.

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Advantage Equity Gateway Funds	Financial highlights

	Beginning net asset value per share	Net investment income (loss)[1]	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

International Value Fund (continued)
Institutional Class
June 1, 2013 to November 30, 2013 (unaudited)	$13.34	0.10	1.58	0.00	0.00
June 1, 2012 to May 31, 2013	$10.58	0.35	2.73	(0.32)	0.00
June 1, 2011 to May 31, 2012	$13.98	0.36	(3.33)	(0.43)	0.00
October 1, 2010 to May 31, 2011[4]	$12.58	0.28	1.44	(0.32)	0.00
October 1, 2009 to September 30, 2010	$12.71	0.32	(0.20)	(0.25)	0.00
October 1, 2008 to September 30, 2009	$12.72	0.28 [5]	0.20	(0.49)	0.00
October 1, 2007 to September 30, 2008	$20.28	0.62 [5]	(7.31)	(0.41)	(0.46)

Small Company Growth Fund
Class A
June 1, 2013 to November 30, 2013 (unaudited)	$34.23	(0.19)[5]	7.09	0.00	0.00
June 1, 2012 to May 31, 2013	$26.21	(0.15)	8.17	0.00	0.00
June 1, 2011 to May 31, 2012	$29.53	(0.18)[5]	(3.14)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$21.23	(0.15)	8.45	0.00	0.00
October 1, 2009 to September 30, 2010	$18.56	(0.21)[5]	2.88	0.00	0.00
October 1, 2008 to September 30, 2009	$18.38	(0.17)[5]	0.35	0.00	0.00
October 1, 2007 to September 30, 2008	$30.20	(0.24)[5]	(7.24)	0.00	(4.17)
Class B
June 1, 2013 to November 30, 2013 (unaudited)	$31.55	(0.30)[5]	6.53	0.00	0.00
June 1, 2012 to May 31, 2013	$24.35	(0.36)[5]	7.56	0.00	0.00
June 1, 2011 to May 31, 2012	$27.63	(0.37)[5]	(2.91)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$19.97	(0.29)[5]	7.95	0.00	0.00
October 1, 2009 to September 30, 2010	$17.58	(0.34)[5]	2.73	0.00	0.00
October 1, 2008 to September 30, 2009	$17.55	(0.25)[5]	0.28	0.00	0.00
October 1, 2007 to September 30, 2008	$29.24	(0.40)[5]	(6.95)	0.00	(4.17)
Class C
June 1, 2013 to November 30, 2013 (unaudited)	$31.91	(0.30)[5]	6.60	0.00	0.00
June 1, 2012 to May 31, 2013	$24.62	(0.37)[5]	7.66	0.00	0.00
June 1, 2011 to May 31, 2012	$27.95	(0.36)[5]	(2.97)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$20.19	(0.30)[5]	8.06	0.00	0.00
October 1, 2009 to September 30, 2010	$17.77	(0.34)[5]	2.76	0.00	0.00
October 1, 2008 to September 30, 2009	$17.73	(0.26)[5]	0.30	0.00	0.00
October 1, 2007 to September 30, 2008	$29.49	(0.39)[5]	(7.03)	0.00	(4.17)
Administrator Class
June 1, 2013 to November 30, 2013 (unaudited)	$35.13	(0.14)[5]	7.27	0.00	0.00
June 1, 2012 to May 31, 2013	$26.90	(0.09)[5]	8.38	(0.06)	0.00
June 1, 2011 to May 31, 2012	$30.22	(0.13)[5]	(3.19)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$21.70	(0.14)[5]	8.66	0.00	0.00
October 1, 2009 to September 30, 2010	$18.90	(0.16)[5]	2.96	0.00	0.00
October 1, 2008 to September 30, 2009	$18.68	(0.12)[5]	0.34	0.00	0.00
October 1, 2007 to September 30, 2008	$30.54	(0.19)[5]	(7.33)	0.00	(4.17)
Institutional Class
June 1, 2013 to November 30, 2013 (unaudited)	$35.46	(0.09)[5]	7.34	0.00	0.00
June 1, 2012 to May 31, 2013	$27.15	(0.06)[5]	8.51	(0.14)	0.00
June 1, 2011 to May 31, 2012	$30.44	(0.07)[5]	(3.22)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$21.81	(0.12)[5]	8.75	0.00	0.00
October 1, 2009 to September 30, 2010	$18.94	(0.05)[5]	2.92	0.00	0.00
October 1, 2008 to September 30, 2009	$18.70	(0.08)[5]	0.32	0.00	0.00
March 31, 2008[8] to September 30, 2008	$20.18	(0.05)[5]	(1.43)	0.00	0.00

Please see footnotes on page 50.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Equity Gateway Funds	49

Distributions from tax basis return of capital	Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
		Net investment income (loss)[1]	Gross expenses[1]	Net expenses[1]

0.00	$15.02	1.48%	1.08%	1.05%	12.68%	6%	$2,320
0.00	$13.34	2.81%	1.08%	1.05%	29.20%	16%	$1,941
0.00	$10.58	3.20%	1.03%	1.03%	(21.26)%	9%	$1,505
0.00	$13.98	3.04%	1.11%	1.03%	13.92%	16%	$1,797
0.00	$12.58	2.51%	1.08%	1.01%	1.01%	27%	$1,518
0.00	$12.71	2.79%	1.23%	1.05%	5.15%	41%	$1,766
0.00	$12.72	3.83%	1.29%	1.05%	(34.22)%	23%	$786

0.00	$41.13	(0.98)%	1.46%	1.43%	20.16%	51%	$22,612
0.00	$34.23	(0.58)%	1.53%	1.45%	30.55%	109%	$9,357
0.00	$26.21	(0.70)%	1.46%	1.44%	(11.18)%	107%	$6,450
0.00	$29.53	(1.04)%	1.45%	1.44%	39.11%	70%	$7,201
0.00	$21.23	(1.05)%	1.50%	1.45%	14.39%	129%	$4,042
0.00	$18.56	(1.13)%	1.54%	1.44%	0.92%	169%	$2,408
(0.17)	$18.38	(1.09)%	1.53%	1.45%	(27.91)%	150%	$2,109

0.00	$37.78	(1.72)%	2.21%	2.18%	19.75%	51%	$204
0.00	$31.55	(1.33)%	2.28%	2.20%	29.57%	109%	$164
0.00	$24.35	(1.48)%	2.21%	2.19%	(11.87)%	107%	$193
0.00	$27.63	(1.78)%	2.19%	2.19%	38.43%	70%	$380
0.00	$19.97	(1.83)%	2.24%	2.20%	13.54%	129%	$251
0.00	$17.58	(1.85)%	2.29%	2.19%	0.17%	169%	$312
(0.17)	$17.55	(1.85)%	2.28%	2.20%	(28.45)%	150%	$344

0.00	$38.21	(1.73)%	2.21%	2.18%	19.74%	51%	$4,843
0.00	$31.91	(1.31)%	2.28%	2.20%	29.56%	109%	$2,406
0.00	$24.62	(1.45)%	2.22%	2.19%	(11.85)%	107%	$1,628
0.00	$27.95	(1.80)%	2.20%	2.19%	38.39%	70%	$1,736
0.00	$20.19	(1.81)%	2.24%	2.20%	13.62%	129%	$820
0.00	$17.77	(1.87)%	2.29%	2.19%	0.23%	169%	$605
(0.17)	$17.73	(1.85)%	2.23%	2.20%	(28.44)%	150%	$231

0.00	$42.26	(0.73)%	1.30%	1.20%	20.30%	51%	$100,871
0.00	$35.13	(0.30)%	1.37%	1.20%	30.89%	109%	$98,445
0.00	$26.90	(0.48)%	1.30%	1.20%	(10.99)%	107%	$97,776
0.00	$30.22	(0.78)%	1.28%	1.20%	39.33%	70%	$177,938
0.00	$21.70	(0.82)%	1.32%	1.20%	14.76%	129%	$237,761
0.00	$18.90	(0.85)%	1.35%	1.19%	1.18%	169%	$229,380
(0.17)	$18.68	(0.84)%	1.34%	1.20%	(27.70)%	150%	$242,802

0.00	$42.71	(0.49)%	1.03%	0.95%	20.45%	51%	$99,161
0.00	$35.46	(0.19)%	1.10%	0.95%	31.25%	109%	$71,336
0.00	$27.15	(0.27)%	1.03%	0.95%	(10.78)%	107%	$9,692
0.00	$30.44	(0.61)%	1.01%	0.95%	39.59%	70%	$91,704
0.00	$21.81	(0.25)%	1.05%	0.95%	14.98%	129%	$1,175
0.00	$18.94	(0.57)%	1.09%	0.95%	1.39%	169%	$9
0.00	$18.70	(0.59)%	1.08%	0.95%	(7.33)%	150%	$54,827

Please see footnotes on page 50.

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Advantage Equity Gateway Funds	Financial highlights

	Beginning net asset value per share	Net investment income (loss)[1]	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Small Company Value Fund
Class A
June 1, 2013 to November 30, 2013 (unaudited)	$17.10	0.06	2.55	0.00	0.00
June 1, 2012 to May 31, 2013	$13.17	(0.00)[6]	3.93	0.00	0.00
June 1, 2011 to May 31, 2012	$14.36	0.03	(1.11)	(0.11)	0.00
October 1, 2010 to May 31, 2011[4]	$11.38	0.11	2.87	0.00	0.00
October 1, 2009 to September 30, 2010	$9.84	(0.02)	1.56	0.00	0.00
October 1, 2008 to September 30, 2009	$10.55	0.04 [5]	(0.71)	(0.04)	0.00
October 1, 2007 to September 30, 2008	$15.35	0.05 [5]	(3.36)	0.00	(1.49)
Class B
June 1, 2013 to November 30, 2013 (unaudited)	$15.74	(0.03)[5]	2.36	0.00	0.00
June 1, 2012 to May 31, 2013	$12.21	(0.10)[5]	3.63	0.00	0.00
June 1, 2011 to May 31, 2012	$13.30	(0.08)[5]	(1.01)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$10.59	0.04 [5]	2.67	0.00	0.00
October 1, 2009 to September 30, 2010	$9.20	(0.10)[5]	1.49	0.00	0.00
October 1, 2008 to September 30, 2009	$9.89	(0.01)[5]	(0.68)	0.00	0.00
October 1, 2007 to September 30, 2008	$14.59	(0.04)[5]	(3.17)	0.00	(1.49)
Class C
June 1, 2013 to November 30, 2013 (unaudited)	$15.68	(0.01)[5]	2.33	0.00	0.00
June 1, 2012 to May 31, 2013	$12.16	(0.10)[5]	3.62	0.00	0.00
June 1, 2011 to May 31, 2012	$13.30	(0.08)[5]	(1.02)	(0.04)	0.00
October 1, 2010 to May 31, 2011[4]	$10.59	0.02 [5]	2.69	0.00	0.00
October 1, 2009 to September 30, 2010	$9.20	(0.09)[5]	1.48	0.00	0.00
October 1, 2008 to September 30, 2009	$9.89	(0.02)[5]	(0.67)	0.00	0.00
October 1, 2007 to September 30, 2008	$14.59	(0.04)[5]	(3.17)	0.00	(1.49)
Administrator Class
June 1, 2013 to November 30, 2013 (unaudited)	$17.42	0.08	2.59	0.00	0.00
June 1, 2012 to May 31, 2013	$13.39	0.03 [5]	4.01	(0.01)	0.00
June 1, 2011 to May 31, 2012	$14.60	0.06	(1.13)	(0.14)	0.00
October 1, 2010 to May 31, 2011[4]	$11.55	0.12 [5]	2.93	0.00	0.00
October 1, 2009 to September 30, 2010	$9.94	(0.02)	1.63	0.00	0.00
October 1, 2008 to September 30, 2009	$10.69	0.06 [5]	(0.74)	(0.07)	0.00
October 1, 2007 to September 30, 2008	$15.54	0.08 [5]	(3.39)	(0.05)	(1.49)
Institutional Class
June 1, 2013 to November 30, 2013 (unaudited)	$17.45	0.11	2.59	0.00	0.00
June 1, 2012 to May 31, 2013	$13.41	0.06 [5]	4.03	(0.05)	0.00
June 1, 2011 to May 31, 2012	$14.63	0.11	(1.17)	(0.16)	0.00
October 1, 2010 to May 31, 2011[4]	$11.55	0.13 [5]	2.95	0.00	0.00
July 30, 2010[8] to September 30, 2010	$11.26	0.02	0.27	0.00	0.00

1.	Includes net expenses allocated from the affiliated Master Portfolio(s) in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective Master Portfolio by the corresponding Master Portfolio’s portfolio turnover rate.

4.	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

5.	Calculated based upon average shares outstanding

6.	Amount is less than $0.005.

7.	On June 20, 2008, Class D was renamed Investor Class.

8.	Commencement of class operations

9.	For the ten months ended May 31, 2011. The Fund changed its fiscal year end from July 31 to May 31, effective May 31, 2011.

10.	At the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Equity Index Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Evergreen Equity Index Fund. The per share information has been adjusted to give effect to this transaction.

11.	Investor Class of Evergreen Equity Index Fund, the accounting and performance survivor, did not exist prior to the reorganization. As a result, accounting and performance information for Investor Class commenced operation on July 16, 2010.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Equity Gateway Funds	51

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income (loss)[1]	Gross expenses[1]	Net expenses[1]

$19.71	0.69%	1.57%	1.43%	15.26%	25%	$26,999
$17.10	(0.02)%	1.57%	1.45%	29.84%	57%	$21,652
$13.17	0.08%	1.50%	1.45%	(7.44)%	60%	$18,605
$14.36	1.07%	1.49%	1.42%	26.19%	47%	$26,222
$11.38	(0.21)%	1.65%	1.45%	15.53%	60%	$22,492
$9.84	0.55%	1.55%	1.45%	(6.14)%	99%	$20,202
$10.55	0.42%	1.52%	1.45%	(22.58)%	82%	$34,964

$18.07	(0.31)%	2.32%	2.19%	14.80%	25%	$124
$15.74	(0.75)%	2.31%	2.20%	28.91%	57%	$197
$12.21	(0.67)%	2.25%	2.20%	(8.20)%	60%	$500
$13.30	0.45%	2.25%	2.17%	25.59%	47%	$1,340
$10.59	(0.99)%	2.40%	2.20%	14.98%	60%	$2,079
$9.20	(0.20)%	2.30%	2.20%	(6.88)%	99%	$2,792
$9.89	(0.33)%	2.31%	2.20%	(23.16)%	82%	$5,086

$18.00	(0.07)%	2.32%	2.18%	14.80%	25%	$2,149
$15.68	(0.76)%	2.32%	2.20%	28.95%	57%	$1,814
$12.16	(0.68)%	2.25%	2.20%	(8.20)%	60%	$1,557
$13.30	0.29%	2.24%	2.17%	25.59%	47%	$2,150
$10.59	(0.94)%	2.40%	2.20%	14.98%	60%	$1,763
$9.20	(0.26)%	2.30%	2.20%	(6.88)%	99%	$1,437
$9.89	(0.33)%	2.30%	2.20%	(23.15)%	82%	$1,728

$20.09	0.91%	1.41%	1.20%	15.33%	25%	$70,157
$17.42	0.23%	1.40%	1.20%	30.21%	57%	$60,550
$13.39	0.32%	1.33%	1.20%	(7.24)%	60%	$60,333
$14.60	1.34%	1.33%	1.20%	26.41%	47%	$70,022
$11.55	(0.05)%	1.47%	1.20%	16.20%	60%	$60,081
$9.94	0.85%	1.37%	1.20%	(6.06)%	99%	$124,072
$10.69	0.71%	1.38%	1.20%	(22.33)%	82%	$252,275

$20.15	1.17%	1.14%	1.00%	15.47%	25%	$10,755
$17.45	0.40%	1.14%	1.00%	30.54%	57%	$8,185
$13.41	0.59%	1.05%	1.00%	(7.14)%	60%	$62
$14.63	1.42%	1.02%	0.96%	26.67%	47%	$16
$11.55	1.02%	1.15%	1.00%	2.58%	60%	$10

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Advantage Equity Gateway Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: the Wells Fargo Advantage C&B Large Cap Value Fund (“C&B Large Cap Value Fund”), the Wells Fargo Advantage Diversified Equity Fund (“Diversified Equity Fund”), the Wells Fargo Advantage Emerging Growth Fund (“Emerging Growth Fund”), the Wells Fargo Advantage Index Fund (“Index Fund”), the Wells Fargo Advantage International Value Fund (“International Value Fund”), the Wells Fargo Advantage Small Company Growth Fund (“Small Company Growth Fund”), and the Wells Fargo Advantage Small Company Value Fund (“Small Company Value Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

The Funds each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios for the six months ended November 30, 2013, are included in this report and should be read in conjunction with each Fund’s financial statements. As of November 30, 2013, the Funds own the following percentages of the affiliated Master Portfolios:

	C&B Large Cap Value Fund	Diversified Equity Fund	Emerging Growth Fund	Index Fund	International Value Fund	Small Company Growth Fund	Small Company Value Fund
Wells Fargo Advantage C&B Large Cap Value Portfolio	86%	9%	N/A	N/A	N/A	N/A	N/A
Wells Fargo Advantage Diversified Large Cap Growth Portfolio	N/A	61%	N/A	N/A	N/A	N/A	N/A
Wells Fargo Advantage Emerging Growth Portfolio	N/A	1%	93%	N/A	N/A	N/A	N/A
Wells Fargo Advantage Index Portfolio	N/A	3%	N/A	95%	N/A	N/A	N/A
Wells Fargo Advantage International Growth Portfolio	N/A	18%	N/A	N/A	N/A	N/A	N/A
Wells Fargo Advantage International Value Portfolio	N/A	6%	N/A	N/A	91%	N/A	N/A
Wells Fargo Advantage Large Company Value Portfolio	N/A	61%	N/A	N/A	N/A	N/A	N/A
Wells Fargo Advantage Small Company Growth Portfolio	N/A	4%	N/A	N/A	N/A	94%	N/A
Wells Fargo Advantage Small Company Value Portfolio	N/A	9%	N/A	N/A	N/A	N/A	53%

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolios are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolios, which are included elsewhere in this report.

Notes to financial statements (unaudited)	Wells Fargo Advantage Equity Gateway Funds	53

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in each affiliated Master Portfolio. Realized gains or losses in each affiliated Master Portfolio are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each affiliated Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in each affiliated Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the affiliated Master Portfolio is informed of the ex-dividend date. Dividend income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each affiliated Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

At May 31, 2013, net capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

					No expiration
	2016	2017	2018	2019	Long-term
C&B Large Cap Value Fund	$0	$4,858,463	$52,060,627	$16,296,879	$0
International Value Fund	0	6,753,262	39,532,291	4,561,591	3,424,543
Small Company Growth Fund	820,227	273,409	0	0	0
Small Company Value Fund	0	19,365,293	80,412,918	0	0

At May 31, 2013, deferred post-October capital losses and late-year ordinary losses, which were recognized on the first day of the current fiscal year, were as follows:

	Deferred post-October capital loss	Late-year ordinary loss
Emerging Growth Fund	$0	$3,234,223
International Value Fund	1,203,684	0
Small Company Growth Fund	0	383,228
Small Company Value Fund	0	34,585

54	Wells Fargo Advantage Equity Gateway Funds	Notes to financial statements (unaudited)

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2013, each Fund’s investments in an affiliated Master Portfolio carried at fair value were designated as Level 2 inputs. Further details on the investments of the affiliated Master Portfolios can be found in the Portfolio of Investments or Summary Portfolio of Investments of each affiliated Master Portfolio which is contained elsewhere in this report.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended November 30, 2013, the Funds did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Funds.

For each Fund that invests all of its assets in a single affiliated Master Portfolio, Funds Management does not currently receive an advisory fee. For Diversified Equity Fund which invests in multiple affiliated Master Portfolios, Funds Management is entitled to receive an annual advisory fee for providing such advisory services, including the determination of the asset allocations of its investments in the various affiliated Master Portfolios. Funds Management receives an annual advisory fee starting at 0.25% and declining to 0.19% as the average daily net assets of Diversified Equity Fund increase. For the six months ended November 30, 2013, the advisory fee for Diversified Equity Fund was equivalent to an annual rate of 0.25% of its average daily net assets.

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund an annual

Notes to financial statements (unaudited)	Wells Fargo Advantage Equity Gateway Funds	55

fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through September 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Class A	Class B	Class C	Administrator Class	Institutional Class	Investor Class
C&B Large Cap Value Fund	1.15%	1.90%	1.90%	0.95%	0.70%	1.20%
Diversified Equity Fund	1.25	2.00	2.00	1..00	N/A	N/A
Emerging Growth Fund	1.37	N/A	2.12	1.20	0.90	1.43
Index Fund	0.56	1.31	1.31	0.25	N/A	0.45
International Value Fund	1.50	2.25	2.25	1.25	1.05	N/A
Small Company Growth Fund	1.40	2.15	2.15	1.20	0.95	N/A
Small Company Value Fund	1.40	2.15	2.15	1.20	1.00	N/A

Prior to the following dates, the expense caps for the following Funds and classes were as follows:

	Prior to	Class A	Class B	Class C
Small Company Growth Fund	October 1, 2013	1.45%	2.20%	2.20%
Small Company Value Fund	October 1, 2013	1.45%	2.20%	2.20%

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended November 30, 2013, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges.

	Front-end sales charges	Contingent deferred sales charges
	Class A	Class C
C&B Large Cap Value Fund	$1,636	$0
Diversified Equity Fund	2,310	17
Emerging Growth Fund	449	0
Index Fund	3,340	121
International Value Fund	382	0
Small Company Growth Fund	11,924	10
Small Company Value Fund	2,318	0

56	Wells Fargo Advantage Equity Gateway Funds	Notes to financial statements (unaudited)

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Administrator Class of the Index Fund is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities, for the six months ended November 30, 2013 were as follows:

	Purchases at cost*	Sales proceeds*
C&B Large Cap Value Fund	$31,349,037	$68,422,836
Diversified Equity Fund	71,449,424	95,637,790
Emerging Growth Fund	342,847,504	422,035,908
Index Fund	63,754,055	70,394,784
International Value Fund	29,391,309	22,871,344
Small Company Growth Fund	100,990,513	98,061,646
Small Company Value Fund	26,735,838	40,505,930

*	The Funds seek to achieve their investment objective by investing all of their investable assets in one or more affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage of the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

6. ACQUISITIONS

After the close of business on March 1, 2013, Small Company Growth Fund acquired the net assets of Wells Fargo Advantage Diversified Small Cap Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Administrator Class shares of Wells Fargo Advantage Diversified Small Cap Fund received Institutional Class shares of Small Company Growth Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Advantage Diversified Small Cap Fund for 301,128 Institutional Class shares of Small Company Growth Fund valued at $9,870,350 at an exchange ratio of 0.46. The investment portfolio of Wells Fargo Advantage Diversified Small Cap Fund with a fair value of $9,643,858, identified cost of $9,890,123 and unrealized losses of $246,265 at March 1, 2013 were the principal assets acquired by Small Company Growth Fund. The aggregate net assets of Wells Fargo Advantage Diversified Small Cap Fund and Small Company Growth Fund immediately prior to the acquisition were $9,870,350 and $152,550,197, respectively. The aggregate net assets of Small Company Growth Fund immediately after the acquisition were $162,420,547. For financial reporting purposes, assets received and shares issued by Small Company Growth Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage Diversified Small Cap Fund was carried forward to align ongoing reporting of Small Company Growth Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed June 1, 2012, the beginning of the annual reporting period for Small Company Growth Fund, the pro forma results of operations for the year ended May 31, 2013 would have been:

Net investment loss	$(381,440)
Net realized and unrealized gains (losses) on investments	$41,583,507
Net increase in net assets resulting from operations	$41,202,067

7. BANK BORROWINGS

The Trust (excluding Diversified Equity Fund, the money market funds, and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company. Diversified Equity Fund and certain other funds in the Trust are parties to a $25,000,000 revolving credit agreement with Bank of New York Mellon. Under each agreement, the Funds are permitted to use bank borrowings for temporary or

Notes to financial statements (unaudited)	Wells Fargo Advantage Equity Gateway Funds	57

emergency purposes, such as to fund shareholder redemption requests. Interest under each credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, the applicable Funds pay an annual commitment fee equal to 0.10% under the credit agreement with State Street Bank and Trust Company and an annual commitment fee equal to 0.15% under the credit agreement with Bank of New York Mellon. The annual commitment fee applied on the unused balance is allocated to each participating fund. For the six months ended November 30, 2013, the Funds paid the following amounts in commitment fees:

Commitment fee
C&B Large Cap Value Fund	$243
Diversified Equity Fund	507
Emerging Growth Fund	802
Index Fund	2,035
International Value Fund	399
Small Company Growth Fund	191
Small Company Value Fund	98

For the six months ended November 30, 2013, there were no borrowings by the Funds under the agreement.

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. Through their investments in affiliated Master Portfolio(s), Funds that invest a substantial portion of their assets in a sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

10. SUBSEQUENT DISTRIBUTIONS

On December 11, 2013, the following Funds declared distributions from short-term capital gains and long-term capital gains to shareholders of record on December 10, 2013. The per share amounts payable on December 12, 2013 were as follows:

	Diversified Equity Fund	Emerging Growth Fund	Index Fund	Small Company Growth Fund
Short-term capital gains
Class A	$1.07336	$0.00000	$0.08535	$1.36451
Class B	1.07336	N/A	0.08535	1.36451
Class C	1.07336	0.00000	0.08535	1.36451
Administrator Class	1.07336	0.00000	0.08535	1.36451
Institutional Class	N/A	0.00000	N/A	1.36451
Investor Class	N/A	0.00000	0.08535	N/A
Long-term capital gains
Class A	$2.26819	$1.18024	$1.41324	$1.03829
Class B	2.26819	N/A	1.41324	1.03829
Class C	2.26819	1.18024	1.41324	1.03829
Administrator Class	2.26819	1.18024	1.41324	1.03829
Institutional Class	N/A	1.18024	N/A	1.03829
Investor Class	N/A	1.18024	1.41324	N/A

58	Wells Fargo Advantage Equity Gateway Funds	Notes to financial statements (unaudited)

On December 19, 2013, the following Funds declared distributions from net investment income to shareholders of record on December 18, 2013. The per share amounts payable on December 20, 2013, were as follows

	C&B Large Cap Value Fund	Diversified Equity Fund	Index Fund	International Value Fund
Net investment income
Class A	$0.10479	$0.16932	$0.84501	$0.28300
Class B	0.00000	0.00000	0.23298	0.13161
Class C	0.02493	0.01350	0.43802	0.20683
Administrator Class	0.11839	0.24161	1.01535	0.31937
Institutional Class	0.15033	N/A	N/A	0.34654
Investor Class	0.09837	N/A	0.91433	N/A

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the tax year-end of each Fund.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	59

C&B LARGE CAP VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 94.70%

Consumer Discretionary: 14.00%

Hotels, Restaurants & Leisure: 4.40%
Carnival Corporation	211,600	$7,640,876
McDonald’s Corporation	80,300	7,818,811

		15,459,687

Household Durables: 2.40%
NVR Incorporated †	8,670	8,409,727

Media: 5.14%
Omnicom Group Incorporated	154,700	11,053,315
Twenty-First Century Fox Incorporated	209,200	7,006,108

		18,059,423

Multiline Retail: 2.06%
Kohl’s Corporation	130,600	7,219,568

Consumer Staples: 11.94%

Beverages: 2.45%
Coca-Cola Enterprises Incorporated	106,700	4,474,998
Diageo plc ADR	32,300	4,123,741

		8,598,739

Food Products: 1.97%
Unilever NV ADR	176,300	6,921,538

Household Products: 4.61%
Colgate-Palmolive Company	80,600	5,304,286
Henkel AG & Company KGaA ADR	61,200	6,077,001
Procter & Gamble Company	57,000	4,800,540

		16,181,827

Personal Products: 1.12%
Avon Products Incorporated	219,700	3,917,251

Tobacco: 1.79%
Philip Morris International	73,600	6,295,744

Energy: 5.62%

Oil, Gas & Consumable Fuels: 5.62%
Chevron Corporation	45,700	5,595,508
Devon Energy Corporation	128,900	7,813,918
Exxon Mobil Corporation	67,600	6,319,248

		19,728,674

Financials: 23.71%

Capital Markets: 5.15%
Charles Schwab Corporation	208,800	5,111,424
State Street Corporation	178,600	12,968,146

		18,079,570

Commercial Banks: 1.99%
PNC Financial Services Group Incorporated	90,900	6,994,755

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Advantage Equity Gateway Funds	Portfolio of investments—November 30, 2013 (unaudited)

C&B LARGE CAP VALUE PORTFOLIO

Security name	Shares	Value

Consumer Finance: 2.81%
American Express Company	114,800	$9,849,840

Diversified Financial Services: 6.79%
Bank of America Corporation	355,800	5,628,756
Berkshire Hathaway Incorporated Class B †	59,100	6,886,923
JPMorgan Chase & Company	197,800	11,318,116

		23,833,795

Insurance: 6.97%
Axis Capital Holdings Limited	128,150	6,296,010
RenaissanceRe Holdings Limited	80,500	7,623,350
The Progressive Corporation	184,800	5,161,464
Willis Group Holdings plc	120,300	5,387,034

		24,467,858

Health Care: 12.55%

Health Care Equipment & Supplies: 3.37%
Baxter International Incorporated	113,500	7,769,075
Becton Dickinson & Company	37,400	4,061,266

		11,830,341

Health Care Providers & Services: 6.70%
Cardinal Health Incorporated	140,600	9,082,760
Quest Diagnostics Incorporated	131,600	8,019,704
UnitedHealth Group Incorporated	86,000	6,405,280

		23,507,744

Pharmaceuticals: 2.48%
Johnson & Johnson	92,000	8,708,720

Industrials: 10.77%

Aerospace & Defense: 1.03%
Raytheon Company	40,900	3,627,012

Air Freight & Logistics: 1.53%
United Parcel Service Incorporated Class B	52,300	5,354,474

Commercial Services & Supplies: 1.97%
Cintas Corporation	124,900	6,931,950

Industrial Conglomerates: 2.85%
3M Company	74,900	9,999,899

Machinery: 3.39%
Illinois Tool Works Incorporated	69,300	5,514,894
Parker Hannifin Corporation	54,100	6,375,144

		11,890,038

Information Technology: 8.13%

Electronic Equipment, Instruments & Components: 1.00%
TE Connectivity Limited	67,000	3,532,240

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	61

C&B LARGE CAP VALUE PORTFOLIO

Security name		Shares	Value

IT Services: 4.16%
Fiserv Incorporated †		66,800	$7,340,652
Western Union Company		436,100	7,269,787

			14,610,439

Semiconductors & Semiconductor Equipment: 1.42%
Lam Research Corporation †		95,600	4,981,716

Software: 1.55%
Microsoft Corporation		142,500	5,433,525

Materials: 6.58%

Containers & Packaging: 6.58%
Ball Corporation		190,700	9,531,186
Crown Holdings Incorporated †		160,100	7,066,814
Rock-Tenn Company Class A		69,100	6,524,422

			23,122,422

Utilities: 1.40%

Electric Utilities: 1.40%
Entergy Corporation		79,300	4,907,877

Total Common Stocks (Cost $229,197,778)			332,456,393

	Dividend yield

Preferred Stocks: 0.44%

Consumer Staples: 0.44%

Household Products: 0.44%
Henkel AG & Company KGaA ADR ±	1.09%	13,600	1,545,244

Total Preferred Stocks (Cost $597,017)			1,545,244

	Yield

Short-Term Investments: 4.71%

Investment Companies: 4.71%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08	16,519,640	16,519,640

Total Short-Term Investments (Cost $16,519,640)			16,519,640

Total investments in securities
(Cost $246,314,435) *	99.85%	350,521,277
Other assets and liabilities, net	0.15	528,363

Total net assets	100.00%	$351,049,640

†	Non-income-earning security

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $255,710,903 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$105,190,272
Gross unrealized depreciation	(10,379,898)

Net unrealized appreciation	$94,810,374

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Advantage Equity Gateway Funds	Portfolio of investments—November 30, 2013 (unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 99.30%

Consumer Discretionary: 24.69%

Auto Components: 0.66%
Delphi Automotive plc	17,370	$1,017,014

Distributors: 0.22%
LKQ Corporation †	10,160	336,804

Hotels, Restaurants & Leisure: 4.22%
Chipotle Mexican Grill Incorporated †	3,000	1,571,580
Marriott International Incorporated Class A	11,890	559,068
Starbucks Corporation	43,701	3,559,883
Wynn Resorts Limited	4,700	779,589

		6,470,120

Internet & Catalog Retail: 4.99%
Amazon.com Incorporated †	11,610	4,569,928
Netflix Incorporated †	2,660	973,028
priceline.com Incorporated †	1,770	2,110,424

		7,653,380

Media: 3.17%
CBS Corporation Class B	13,250	775,920
Discovery Communications Incorporated Class A †	13,730	1,198,217
Liberty Global plc Class C †	16,210	1,320,305
Sirius XM Holdings Incorporated	274,060	1,033,206
Twenty-First Century Fox Incorporated	13,760	460,822
Walt Disney Company	1,100	77,594

		4,866,064

Multiline Retail: 2.85%
Dollar General Corporation †	6,030	343,348
Dollar Tree Incorporated †	47,150	2,623,898
Nordstrom Incorporated	22,610	1,406,568

		4,373,814

Specialty Retail: 5.36%
Bed Bath & Beyond Incorporated †	3,150	245,795
Best Buy Company Incorporated	23,540	954,547
Cabela’s Incorporated †	6,900	422,625
CarMax Incorporated †	33,150	1,669,103
GNC Holdings Incorporated Class A	3,030	182,345
Home Depot Incorporated	11,700	943,839
O’Reilly Automotive Incorporated †	5,100	637,296
Ross Stores Incorporated	7,970	609,386
TJX Companies Incorporated	18,920	1,189,690
Tractor Supply Company	10,880	796,525
Ulta Salon Cosmetics & Fragrance Incorporated †	4,440	563,614

		8,214,765

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	63

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Textiles, Apparel & Luxury Goods: 3.22%
lululemon athletica incorporated †	14,990	$1,045,103
Michael Kors Holdings Limited †	21,765	1,774,936
Nike Incorporated Class B	11,430	904,570
Under Armour Incorporated Class A †	6,140	495,498
VF Corporation	3,050	715,469

		4,935,576

Consumer Staples: 5.47%

Beverages: 1.49%
Constellation Brands Incorporated Class A †	26,530	1,867,977
The Coca-Cola Company	10,320	414,761

		2,282,738

Food & Staples Retailing: 3.49%
Costco Wholesale Corporation	12,290	1,541,535
Sprouts Farmers Market Incorporated †	3,819	144,511
Walgreen Company	12,500	740,000
Whole Foods Market Incorporated	51,710	2,926,786

		5,352,832

Household Products: 0.12%
Colgate-Palmolive Company	2,900	190,849

Personal Products: 0.37%
Estee Lauder Companies Incorporated Class A	7,510	562,950

Energy: 4.15%

Energy Equipment & Services: 0.73%
National Oilwell Varco Incorporated	5,765	469,848
Schlumberger Limited	7,300	645,466

		1,115,314

Oil, Gas & Consumable Fuels: 3.42%
Antero Resources Corporation †«	4,576	251,222
Concho Resources Incorporated †	15,790	1,641,055
Continental Resources Incorporated †«	3,810	409,613
EOG Resources Incorporated	400	66,000
Pioneer Natural Resources Company	16,220	2,883,105

		5,250,995

Financials: 6.06%

Capital Markets: 2.10%
Affiliated Managers Group Incorporated †	4,270	855,068
Ameriprise Financial Incorporated	5,010	542,333
Northern Trust Corporation	5,210	307,338
TD Ameritrade Holding Corporation	52,750	1,518,145

		3,222,884

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Advantage Equity Gateway Funds	Portfolio of investments—November 30, 2013 (unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Consumer Finance: 1.86%
American Express Company	16,614	$1,425,481
Discover Financial Services	26,910	1,434,303

		2,859,784

Diversified Financial Services: 1.30%
CME Group Incorporated	3,360	275,352
Intercontinental Exchange Incorporated †	8,020	1,710,586

		1,985,938

Insurance: 0.70%
Aon plc	13,210	1,078,464

REITs: 0.10%
American Tower Corporation	2,000	155,540

Health Care: 16.03%

Biotechnology: 9.27%
Alexion Pharmaceuticals Incorporated †	20,940	2,607,030
Biogen Idec Incorporated †	8,820	2,566,355
BioMarin Pharmaceutical Incorporated †	3,990	280,816
Celgene Corporation †	19,580	3,167,457
Gilead Sciences Incorporated †	53,800	4,024,778
Medivation Incorporated †	1,500	94,515
Quintiles Transnational Holdings Incorporated †	5,383	232,492
Regeneron Pharmaceuticals Incorporated †	3,280	963,861
Vertex Pharmaceuticals Incorporated †	4,050	281,151

		14,218,455

Health Care Equipment & Supplies: 1.35%
Boston Scientific Corporation †	80,530	932,537
Covidien plc	16,780	1,145,403

		2,077,940

Health Care Providers & Services: 1.92%
AmerisourceBergen Corporation	17,823	1,257,056
Catamaran Corporation †	19,120	872,446
Envision Healthcare Holdings Incorporated †	5,875	174,018
Express Scripts Holding Company †	9,480	638,478

		2,941,998

Health Care Technology: 0.93%
Cerner Corporation †	24,950	1,433,877

Life Sciences Tools & Services: 0.37%
Mettler-Toledo International Incorporated †	2,280	562,180

Pharmaceuticals: 2.19%
Actavis plc †	6,540	1,066,478
Allergan Incorporated	2,550	247,478

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	65

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Company	1,500	$77,070
Mallinckrodt plc †	1,332	69,211
Merck & Company Incorporated	2,100	104,643
Mylan Laboratories Incorporated †	1,400	61,782
Perrigo Company «	6,940	1,081,877
Shire plc ADR	2,440	331,376
Zoetis Incorporated	10,130	315,550

		3,355,465

Industrials: 10.63%

Aerospace & Defense: 3.23%
Precision Castparts Corporation	9,683	2,502,571
The Boeing Company	7,810	1,048,493
United Technologies Corporation	12,720	1,410,139

		4,961,203

Air Freight & Logistics: 0.65%
United Parcel Service Incorporated Class B	9,780	1,001,276

Airlines: 0.76%
Delta Air Lines Incorporated	37,540	1,087,909
Southwest Airlines Company	4,000	74,360

		1,162,269

Building Products: 0.17%
Fortune Brands Home & Security Incorporated	5,920	258,112

Electrical Equipment: 0.62%
Eaton Corporation plc	13,160	956,206

Industrial Conglomerates: 0.73%
Danaher Corporation	15,020	1,123,496

Machinery: 0.33%
Flowserve Corporation	6,330	451,835
Pentair Limited	700	49,504

		501,339

Professional Services: 0.24%
Verisk Analytics Incorporated Class A †	5,630	366,569

Road & Rail: 3.35%
CSX Corporation	10,000	272,700
Genesee & Wyoming Incorporated †	500	48,100
J.B. Hunt Transport Services Incorporated	1,730	130,079
Kansas City Southern	19,070	2,307,851
Norfolk Southern Corporation	9,350	819,902
Union Pacific Corporation	9,660	1,565,306

		5,143,938

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Advantage Equity Gateway Funds	Portfolio of investments—November 30, 2013 (unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Trading Companies & Distributors: 0.55%
W.W. Grainger Incorporated	3,250	$838,240

Information Technology: 28.75%

Communications Equipment: 1.38%
F5 Networks Incorporated †	2,500	205,650
QUALCOMM Incorporated	25,961	1,910,210

		2,115,860

Computers & Peripherals: 3.13%
Apple Incorporated	8,641	4,805,001

Electronic Equipment, Instruments & Components: 0.02%
Trimble Navigation Limited †	800	25,520

Internet Software & Services: 10.20%
Akamai Technologies Incorporated †	7,050	315,276
Baidu Incorporated ADR †	3,270	544,684
eBay Incorporated †	50,040	2,528,021
Facebook Incorporated Class A †	52,900	2,486,829
Google Incorporated Class A †	6,774	7,177,663
LinkedIn Corporation Class A †	5,410	1,212,002
MercadoLibre Incorporated «	4,880	540,265
Pandora Media Incorporated †	4,800	136,320
Rackspace Hosting Incorporated †«	18,510	707,267

		15,648,327

IT Services: 8.29%
Accenture plc	9,680	749,910
Alliance Data Systems Corporation †	11,470	2,778,722
Cognizant Technology Solutions Corporation Class A †	19,730	1,852,450
MasterCard Incorporated Class A	4,596	3,496,683
Vantiv Incorporated Class A †	30,470	923,241
Visa Incorporated Class A	14,280	2,905,409

		12,706,415

Semiconductors & Semiconductor Equipment: 2.75%
ARM Holdings plc	22,210	1,108,279
ASML Holding NV	10,480	978,622
Avago Technologies Limited	6,670	298,349
Linear Technology Corporation	5,170	219,984
Microchip Technology Incorporated «	33,010	1,429,003
Xilinx Incorporated	4,150	184,385

		4,218,622

Software: 2.98%
Adobe Systems Incorporated †	16,730	949,929
Fortinet Incorporated †	13,140	224,694
NetSuite Incorporated †	2,620	251,730
Salesforce.com Incorporated †	42,404	2,208,824

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	67

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name		Shares	Value

Software (continued)
ServiceNow Incorporated †		17,690	$939,516

			4,574,693

Materials: 3.52%

Chemicals: 3.52%
Airgas Incorporated		2,970	322,631
Ecolab Incorporated		6,200	664,452
Monsanto Company		22,750	2,578,253
Praxair Incorporated		14,470	1,826,982

			5,392,318

Total Common Stocks (Cost $104,838,269)			152,315,144

	Yield

Short-Term Investments: 3.41%

Investment Companies: 3.41%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08%	1,076,336	1,076,336
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.08	4,148,421	4,148,421

Total Short-Term Investments (Cost $5,224,757)			5,224,757

Total investments in securities
(Cost $110,063,026)*	102.71%	157,539,901
Other assets and liabilities, net	(2.71)	(4,154,017)

Total net assets	100.00%	$153,385,884

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $110,318,822 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$47,759,364
Gross unrealized depreciation	(538,285)

Net unrealized appreciation	$47,221,079

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Advantage Equity Gateway Funds	Portfolio of investments—November 30, 2013 (unaudited)

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 98.95%

Consumer Discretionary: 15.23%

Auto Components: 0.42%
Fox Factory Holding Corporation †	282,500	$5,192,350

Diversified Consumer Services: 1.85%
Grand Canyon Education Incorporated †	255,100	11,617,254
LifeLock Incorporated †	642,800	11,069,016

		22,686,270

Hotels, Restaurants & Leisure: 2.87%
Fiesta Restaurant Group Incorporated †	392,965	19,243,496
Multimedia Games Holding Company †	555,500	16,109,500

		35,352,996

Internet & Catalog Retail: 3.83%
HomeAway Incorporated †	505,945	18,466,993
RetailMeNot Incorporated †	162,450	4,657,442
Shutterfly Incorporated †	506,485	23,921,287

		47,045,722

Media: 2.16%
IMAX Corporation †«	863,010	26,606,598

Specialty Retail: 4.10%
Asbury Automotive Group Incorporated †	131,100	6,806,712
Conn’s Incorporated †	79,800	4,814,334
DSW Incorporated Class A	547,500	24,544,425
Five Below Incorporated †	268,797	14,289,249

		50,454,720

Consumer Staples: 3.00%

Food & Staples Retailing: 1.59%
The Fresh Market Incorporated †	264,270	10,758,432
United Natural Foods Incorporated †	127,500	8,778,375

		19,536,807

Food Products: 1.41%
Annie’s Incorporated †	377,000	17,323,150

Energy: 5.68%

Oil, Gas & Consumable Fuels: 5.68%
Athlon Energy Incorporated †	166,105	5,418,345
Bonanza Creek Energy Incorporated †	401,900	18,435,153
Diamondback Energy Incorporated †	315,157	15,675,909
Kodiak Oil & Gas Corporation †	518,100	5,875,254
Laredo Petroleum Holdings Incorporated †	318,831	8,605,249
Oasis Petroleum Incorporated †	343,300	15,836,429

		69,846,339

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	69

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Financials: 8.20%

Capital Markets: 2.59%
Financial Engines Incorporated	471,030	$31,912,283

Consumer Finance: 2.72%
Encore Capital Group Incorporated †	103,300	4,926,377
Portfolio Recovery Associates Incorporated †	489,800	28,604,319

		33,530,696

Diversified Financial Services: 2.89%
MarketAxess Holdings Incorporated	504,651	35,512,291

Health Care: 23.24%

Biotechnology: 2.25%
Aegerion Pharmaceuticals Incorporated †	14,347	1,017,633
Exact Sciences Corporation †	344,753	4,233,567
Hyperion Therapeutics Incorporated †	102,923	2,628,653
Ligand Pharmaceuticals Incorporated †«	81,900	4,560,192
NPS Pharmaceuticals Incorporated †	485,900	12,832,619
Onconova Therapeutics Incorporated †«	162,698	2,386,780

		27,659,444

Health Care Equipment & Supplies: 9.88%
Align Technology Incorporated †	146,900	8,026,616
Cardiovascular Systems Incorporated †	283,758	9,420,766
Cynosure Incorporated Class A †	710,778	18,402,042
DexCom Incorporated †	756,070	25,018,356
Endologix Incorporated †	1,169,794	20,904,219
Novadaq Technologies Incorporated †	213,524	3,555,175
NxStage Medical Incorporated †	685,960	7,003,652
Spectranetics Corporation †	641,214	14,914,638
Tandem Diabetes Care Incorporated †	245,137	5,395,465
TearLab Corporation †«	488,037	4,572,907
Veracyte Incorporated †	337,325	4,378,479

		121,592,315

Health Care Providers & Services: 4.36%
Acadia Healthcare Company Incorporated †	594,200	27,452,040
ExamWorks Group Incorporated †	60,200	1,776,502
MWI Veterinary Supply Incorporated †	58,500	10,656,945
Team Health Holdings Incorporated †	295,000	13,785,350

		53,670,837

Health Care Technology: 2.32%
Medidata Solutions Incorporated †	240,600	28,609,746

Life Sciences Tools & Services: 1.10%
Cambrex Corporation †	190,100	3,706,950
ICON plc ADR †	257,400	9,817,236

		13,524,186

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Advantage Equity Gateway Funds	Portfolio of investments—November 30, 2013 (unaudited)

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Pharmaceuticals: 3.33%
AcelRx Pharmaceuticals Incorporated †«	545,130	$5,331,371
Akorn Incorporated †	830,235	21,378,551
Jazz Pharmaceuticals plc †	96,180	11,245,366
Lannett Company Incorporated †	101,800	3,007,172

		40,962,460

Industrials: 13.79%

Building Products: 1.24%
A.O. Smith Corporation	282,500	15,297,375

Electrical Equipment: 0.90%
Power Solutions International Incorporated †	80,799	6,043,765
Powersecure International Incorporated †	282,500	4,963,525

		11,007,290

Machinery: 4.28%
Chart Industries Incorporated †	196,785	19,147,181
Proto Labs Incorporated †	125,755	9,343,597
The ExOne Company †	26,100	1,393,740
The Middleby Corporation †	103,150	22,779,646

		52,664,164

Professional Services: 4.75%
Corporate Executive Board Company	251,800	18,540,034
On Assignment Incorporated †	865,013	29,436,391
Wageworks Incorporated †	181,850	10,420,005

		58,396,430

Road & Rail: 0.98%
Roadrunner Transportation Systems Incorporated †	442,400	12,112,912

Trading Companies & Distributors: 1.64%
DXP Enterprises Incorporated †	206,116	20,195,246

Information Technology: 29.81%

Computers & Peripherals: 0.42%
Stratasys Limited †	43,600	5,134,772

Electronic Equipment, Instruments & Components: 0.66%
Methode Electronics Incorporated	281,925	8,156,090

Internet Software & Services: 10.21%
CoStar Group Incorporated †	120,900	22,516,416
Demandware Incorporated †	241,200	13,668,804
Envestnet Incorporated †	624,992	24,843,432
MercadoLibre Incorporated «	26,430	2,926,065
OpenTable Incorporated †	117,600	9,827,832
Pandora Media Incorporated †	230,600	6,549,040
SciQuest Incorporated †	513,218	14,349,575
SPS Commerce Incorporated †	470,732	30,960,043

		125,641,207

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	71

EMERGING GROWTH PORTFOLIO

Security name		Shares	Value

IT Services: 2.92%
InterXion Holding NV †		580,900	$13,076,059
Maximus Incorporated		273,400	12,439,700
Wex Incorporated †		105,421	10,464,088

			35,979,847

Software: 15.60%
Aspen Technology Incorporated †		331,100	13,088,383
Ellie Mae Incorporated †		526,500	14,847,300
Fleetmatics Group plc †		641,820	24,838,434
Fortinet Incorporated †		296,300	5,066,730
Guidewire Software Incorporated †		278,601	13,297,626
Imperva Incorporated †		479,191	21,554,011
Infoblox Incorporated †		397,021	12,617,327
Proofpoint Incorporated †		550,700	16,796,350
PROS Holdings Incorporated †		409,722	15,790,686
Rally Software Development Corporation †		225,315	5,542,749
SolarWinds Incorporated †		59,626	1,993,893
Synchronoss Technologies Incorporated †		438,101	13,900,945
Tyler Technologies Incorporated †		167,325	17,169,218
Ultimate Software Group Incorporated †		98,170	15,382,257

			191,885,909

Total Common Stocks (Cost $798,977,657)			1,217,490,452

	Yield
Short-Term Investments: 3.66%

Investment Companies: 3.66%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08%	13,303,139	13,303,139
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(l)(u)	0.08	31,741,350	31,741,350

Total Short-Term Investments (Cost $45,044,489)			45,044,489

Total investments in securities (Cost $844,022,146) *	102.61%	1,262,534,941
Other assets and liabilities, net	(2.61)	(32,080,878)

Total net assets	100.00%	$1,230,454,063

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $845,075,916 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$431,737,779
Gross unrealized depreciation	(14,278,754)

Net unrealized appreciation	$417,459,025

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Advantage Equity Gateway Funds	Summary portfolio of investments—November 30, 2013 (unaudited)

INDEX PORTFOLIO

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/index.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov.

Security name	Shares	Value	Percent of net assets

Common Stocks: 98.53%

Consumer Discretionary: 12.42%

Auto Components: 0.42%
Other securities		$12,028,001	0.42%

Automobiles: 0.73%
Other securities		20,741,902	0.73

Distributors: 0.08%
Other securities		2,241,816	0.08

Diversified Consumer Services: 0.05%
Other securities		1,334,788	0.05

Hotels, Restaurants & Leisure: 1.75%
McDonald’s Corporation	174,692	17,009,760	0.60
Other securities		32,769,719	1.15

		49,779,479	1.75

Household Durables: 0.33%
Other securities		9,571,743	0.33

Internet & Catalog Retail: 1.50%
Amazon.com Incorporated †	64,672	25,456,193	0.89
Other securities		17,414,750	0.61

		42,870,943	1.50

Leisure Equipment & Products: 0.14%
Other securities		3,871,881	0.14

Media: 3.61%
Comcast Corporation Class A	457,062	22,793,682	0.80
Walt Disney Company	290,334	20,480,160	0.72
Other securities		59,662,600	2.09

		102,936,442	3.61

Multiline Retail: 0.71%
Other securities		20,256,710	0.71

Specialty Retail: 2.25%
Home Depot Incorporated	250,324	20,193,637	0.71
Other securities		43,896,649	1.54

		64,090,286	2.25

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	73

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Textiles, Apparel & Luxury Goods: 0.85%
Other securities		$24,229,309	0.85%

Consumer Staples: 9.91%

Beverages: 2.18%
PepsiCo Incorporated	269,507	22,762,561	0.80
The Coca-Cola Company	666,250	26,776,588	0.94
Other securities		12,475,103	0.44

		62,014,252	2.18

Food & Staples Retailing: 2.40%
CVS Caremark Corporation	214,662	14,373,768	0.50
Wal-Mart Stores Incorporated	284,451	23,043,376	0.81
Other securities		30,964,082	1.09

		68,381,226	2.40

Food Products: 1.55%
Other securities		44,250,487	1.55

Household Products: 2.10%
Procter & Gamble Company	478,608	40,308,366	1.41
Other securities		19,565,908	0.69

		59,874,274	2.10

Personal Products: 0.16%
Other securities		4,700,649	0.16

Tobacco: 1.52%
Altria Group Incorporated	350,278	12,953,280	0.45
Philip Morris International	282,847	24,194,732	0.85
Other securities		6,145,152	0.22

		43,293,164	1.52

Energy: 10.14%

Energy Equipment & Services: 1.89%
Schlumberger Limited	231,231	20,445,445	0.72
Other securities		33,403,915	1.17

		53,849,360	1.89

Oil, Gas & Consumable Fuels: 8.25%
Chevron Corporation	337,628	41,339,172	1.45
ConocoPhillips Company	213,725	15,559,180	0.55
Exxon Mobil Corporation	769,201	71,904,909	2.52
Occidental Petroleum Corporation	140,810	13,371,318	0.47
Other securities		92,841,347	3.26

		235,015,926	8.25

The accompanying notes are an integral part of these financial statements.

74	Wells Fargo Advantage Equity Gateway Funds	Summary portfolio of investments—November 30, 2013 (unaudited)

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Financials: 16.04%

Capital Markets: 2.18%
Other securities		$61,981,692	2.18%

Commercial Banks: 2.76%
Wells Fargo & Company (l)	844,392	37,170,136	1.31
Other securities		41,356,674	1.45

		78,526,810	2.76

Consumer Finance: 0.97%
American Express Company	162,140	13,911,612	0.49
Other securities		13,864,651	0.48

		27,776,263	0.97

Diversified Financial Services: 5.24%
Bank of America Corporation	1,877,399	29,700,452	1.04
Berkshire Hathaway Incorporated Class B †	314,543	36,653,696	1.29
Citigroup Incorporated	531,430	28,123,276	0.99
JPMorgan Chase & Company	657,807	37,639,717	1.32
Other securities		17,232,780	0.60

		149,349,921	5.24

Insurance: 3.02%
American International Group Incorporated	257,998	12,835,401	0.45
Other securities		73,222,629	2.57

		86,058,030	3.02

Real Estate Management & Development: 0.04%
Other securities		1,174,525	0.04

REITs: 1.77%
Other securities		50,498,845	1.77

Thrifts & Mortgage Finance: 0.06%
Other securities		1,625,483	0.06

Health Care: 13.02%

Biotechnology: 2.45%
Amgen Incorporated	131,652	15,018,860	0.53
Gilead Sciences Incorporated †	267,482	20,010,328	0.70
Other securities		34,797,090	1.22

		69,826,278	2.45

Health Care Equipment & Supplies: 2.04%
Other securities		58,188,290	2.04

Health Care Providers & Services: 2.07%
UnitedHealth Group Incorporated	177,672	13,233,011	0.46
Other securities		45,817,066	1.61

		59,050,077	2.07

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	75

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Health Care Technology: 0.10%
Other securities		$2,963,441	0.10%

Life Sciences Tools & Services: 0.49%
Other securities		13,961,340	0.49

Pharmaceuticals: 5.87%
Abbvie Incorporated	277,059	13,423,509	0.47
Bristol-Myers Squibb Company	287,701	14,782,077	0.52
Johnson & Johnson	492,468	46,617,021	1.64
Merck & Company Incorporated	511,394	25,482,763	0.89
Pfizer Incorporated	1,156,921	36,709,103	1.29
Other securities		30,160,740	1.06

		167,175,213	5.87

Industrials: 10.69%

Aerospace & Defense: 2.73%
Boeing Company	121,294	16,283,720	0.57
United Technologies Corporation	147,511	16,353,069	0.57
Other securities		45,205,205	1.59

		77,841,994	2.73

Air Freight & Logistics: 0.82%
United Parcel Service Incorporated Class B	126,255	12,925,987	0.45
Other securities		10,402,390	0.37

		23,328,377	0.82

Airlines: 0.23%
Other securities		6,639,219	0.23

Building Products: 0.05%
Other securities		1,398,492	0.05

Commercial Services & Supplies: 0.49%
Other securities		14,048,313	0.49

Construction & Engineering: 0.17%
Other securities		4,696,034	0.17

Electrical Equipment: 0.75%
Other securities		21,483,385	0.75

Industrial Conglomerates: 2.47%
3M Company	113,467	15,148,979	0.53
General Electric Company	1,779,651	47,445,496	1.67
Other securities		7,819,293	0.27

		70,413,768	2.47

Machinery: 1.72%
Other securities		48,877,693	1.72

The accompanying notes are an integral part of these financial statements.

76	Wells Fargo Advantage Equity Gateway Funds	Summary portfolio of investments—November 30, 2013 (unaudited)

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Professional Services: 0.18%
Other securities		$5,062,350	0.18%

Road & Rail: 0.90%
Union Pacific Corporation	81,058	13,134,638	0.46
Other securities		12,605,290	0.44

		25,739,928	0.90

Trading Companies & Distributors: 0.18%
Other securities		5,008,641	0.18

Information Technology: 17.64%

Communications Equipment: 1.73%
Cisco Systems Incorporated	936,950	19,910,188	0.70
QUALCOMM Incorporated	299,777	22,057,592	0.77
Other securities		7,354,501	0.26

		49,322,281	1.73

Computers & Peripherals: 4.10%
Apple Incorporated	158,763	88,283,341	3.10
Other securities		28,543,584	1.00

		116,826,925	4.10

Electronic Equipment, Instruments & Components: 0.45%
Other securities		12,849,328	0.45

Internet Software & Services: 2.49%
Google Incorporated Class A †	48,885	51,798,057	1.82
Other securities		19,151,520	0.67

		70,949,577	2.49

IT Services: 3.43%
International Business Machines Corporation	179,944	32,332,338	1.13
MasterCard Incorporated	18,128	13,791,964	0.48
Visa Incorporated Class A	90,207	18,353,516	0.64
Other securities		33,169,122	1.18

		97,646,940	3.43

Office Electronics: 0.08%
Other securities		2,304,063	0.08

Semiconductors & Semiconductor Equipment: 1.96%
Intel Corporation	870,622	20,755,628	0.73
Other securities		34,997,584	1.23

		55,753,212	1.96

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	77

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Software: 3.40%
Microsoft Corporation	1,324,677	$50,509,934	1.77%
Oracle Corporation	623,122	21,989,975	0.77
Other securities		24,559,684	0.86

		97,059,593	3.40

Materials: 3.40%

Chemicals: 2.49%
Other securities		70,897,607	2.49

Construction Materials: 0.04%
Other securities		1,280,219	0.04

Containers & Packaging: 0.21%
Other securities		5,943,804	0.21

Metals & Mining: 0.53%
Other securities		15,060,297	0.53

Paper & Forest Products: 0.13%
Other securities		3,635,574	0.13

Telecommunication Services: 2.34%

Diversified Telecommunication Services: 2.19%
AT&T Incorporated	928,116	32,678,964	1.15
Verizon Communications Incorporated	500,083	24,814,118	0.87
Other securities		4,876,218	0.17

		62,369,300	2.19

Wireless Telecommunication Services: 0.15%
Other securities		4,269,932	0.15

Utilities: 2.93%

Electric Utilities: 1.61%
Other securities		46,030,341	1.61

Gas Utilities: 0.11%
Other securities		3,056,989	0.11

Independent Power Producers & Energy Traders: 0.11%
Other securities		3,060,395	0.11

Multi-Utilities: 1.10%
Other securities		31,383,171	1.10

Total Common Stocks (Cost $1,688,319,423)		2,807,726,588	98.53

The accompanying notes are an integral part of these financial statements.

78	Wells Fargo Advantage Equity Gateway Funds	Summary portfolio of investments—November 30, 2013 (unaudited)

INDEX PORTFOLIO

Security name	Yield		Shares	Value	Percent of net assets

Short-Term Investments: 1.56%

Investment Companies: 1.47%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08%		32,725,140	$32,725,140	1.15%
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)	0.08		9,164,555	9,164,555	0.32

				41,889,695	1.47

		Maturity date	Principal

U.S. Treasury Securities: 0.09%
U.S. Treasury Bill (z)#	0.01	1-2-2014	$700,000	699,994	0.03
U.S. Treasury Bill (z)#	0.07	4-10-2014	1,750,000	1,749,561	0.06

				2,449,555	0.09

Total Short-Term Investments (Cost $44,339,250)				44,339,250	1.56

Total investments in securities
(Cost $1,732,658,673) *				2,852,065,838	100.09%
Other assets and liabilities, net				(2,592,238)	(0.09)

Total net assets				$2,849,473,600	100.00%

†	Non-income-earning security

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $1,836,348,596 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,158,532,327
Gross unrealized depreciation	(142,815,085)

Net unrealized appreciation	$1,015,717,242

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	79

INTERNATIONAL GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 94.72%

Belgium: 4.12%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	37,003	$3,777,683
Telenet Group Holding NV (Consumer Discretionary, Media)	22,559	1,241,179
UCB SA (Health Care, Pharmaceuticals)	19,886	1,334,412

		6,353,274

Brazil: 0.25%
BM&F Bovespa SA (Financials, Diversified Financial Services)	76,800	380,696

Canada: 0.80%
Canadian Pacific Railway Limited (Industrials, Road & Rail)	7,998	1,230,732

China: 6.46%
Baidu Incorporated ADR (Information Technology, Internet Software & Services) †	39,488	6,577,516
China Resources Land Limited (Financials, Real Estate Management & Development)	524,500	1,444,419
Tencent Holdings Limited (Information Technology, Internet Software & Services)	33,800	1,954,934

		9,976,869

Denmark: 0.37%
Rockwool International AS B Shares (Industrials, Building Products)	3,303	577,163

France: 6.93%
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods) «	4,023	758,303
Pernod-Ricard SA (Consumer Staples, Beverages)	15,019	1,702,248
Schneider Electric SA (Industrials, Electrical Equipment)	37,947	3,212,143
Unibail-Rodamco SE (Financials, REITs)	7,996	2,090,501
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	17,330	2,939,319

		10,702,514

Germany: 17.38%
Allianz AG (Financials, Insurance)	7,242	1,257,821
Axel Springer AG (Consumer Discretionary, Media)	2,569	154,432
Bayer AG (Health Care, Pharmaceuticals)	42,389	5,654,892
Beiersdorf AG (Consumer Staples, Personal Products)	23,968	2,433,248
Deutsche Post AG (Industrials, Air Freight & Logistics)	120,799	4,271,665
Heidelbergcement AG (Materials, Construction Materials)	25,189	1,970,003
Linde AG (Materials, Chemicals)	29,438	6,010,726
MTU Aero Engines AG (Industrials, Aerospace & Defense)	20,344	1,911,950
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	14,459	3,162,451

		26,827,188

Hong Kong: 5.89%
AIA Group Limited (Financials, Insurance)	989,600	5,016,514
Beijing Enterprises Holdings Limited (Industrials, Industrial Conglomerates)	269,000	2,408,028
Hong Kong Land Holdings Limited (Financials, Real Estate Management & Development)	115,966	685,359
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	130,400	986,496

		9,096,397

The accompanying notes are an integral part of these financial statements.

80	Wells Fargo Advantage Equity Gateway Funds	Portfolio of investments—November 30, 2013 (unaudited)

INTERNATIONAL GROWTH PORTFOLIO

Security name	Shares	Value

India: 0.21%
Coal India Limited (Energy, Oil, Gas & Consumable Fuels)	75,394	$328,107

Indonesia: 0.57%
PT Bank Rakyat Indonesia Tbk (Financials, Commercial Banks)	1,405,000	875,005

Ireland: 2.43%
Covidien plc (Health Care, Health Care Equipment & Supplies)	54,988	3,753,481

Japan: 11.19%
Denso Corporation (Consumer Discretionary, Auto Components)	6,300	315,538
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	93,600	3,956,925
Ishikawajima-Harima Heavy Industries Company Limited (Industrials, Machinery)	376,000	1,571,179
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	72,300	2,442,353
NGK Insulators Limited (Industrials, Machinery)	167,000	3,057,115
Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	14,900	1,128,865
ORIX Corporation (Financials, Diversified Financial Services)	40,800	742,905
Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	16,700	811,155
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	52,100	3,245,282

		17,271,317

Mexico: 1.29%
Grupo Televisa SAB ADR (Consumer Discretionary, Media)	65,247	1,990,686

Netherlands: 3.81%
Nielsen Holdings NV (Industrials, Professional Services)	2,334	100,718
Unilever NV (Consumer Staples, Food Products) «	107,080	4,218,577
Ziggo NV (Telecommunication Services, Diversified Telecommunication Services)	36,504	1,564,090

		5,883,385

Nigeria: 0.49%
Nigerian Breweries plc (Consumer Staples, Beverages)	712,597	762,308

Singapore: 0.50%
Global Logistic Properties Limited (Financials, Real Estate Management & Development)	330,000	775,666

South Korea: 0.59%
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	640	903,487

Spain: 0.62%
Grifols SA (Health Care, Biotechnology)	20,038	916,144
Grifols SA Class B (Health Care, Biotechnology)	1,237	42,205

		958,349

Switzerland: 9.28%
Actelion Limited (Health Care, Biotechnology)	8,180	681,328
Nestle SA (Consumer Staples, Food Products)	65,507	4,784,118
Roche Holdings AG (Health Care, Pharmaceuticals)	15,708	4,379,074
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,956	1,281,774
Swiss Reinsurance AG (Financials, Insurance)	15,694	1,396,350
UBS AG (Financials, Capital Markets)	94,916	1,809,420

		14,332,064

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	81

INTERNATIONAL GROWTH PORTFOLIO

Security name		Shares	Value

United Kingdom: 20.56%
Diageo plc (Consumer Staples, Beverages)		24,665	$785,633
HSBC Holdings plc (Financials, Commercial Banks)		200,197	2,234,467
Imperial Tobacco Group plc (Consumer Staples, Tobacco)		88,097	3,351,143
Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		28,258	880,189
Johnson Matthey plc (Materials, Chemicals)		38,520	1,998,671
Land Securities Group plc (Financials, REITs)		133,950	2,089,447
Liberty Global plc Class A (Consumer Discretionary, Media) †		31,095	2,668,262
Liberty Global plc Class C (Consumer Discretionary, Media) †		2,512	204,602
Meggitt plc (Industrials, Aerospace & Defense)		167,653	1,369,603
Prudential plc (Financials, Insurance)		58,079	1,242,483
Rolls-Royce Holdings plc (Industrials, Aerospace & Defense)		216,156	4,369,483
Rolls-Royce Holdings plc Class C Preference Shares (Industrials, Aerospace & Defense)†(a)		15,559,894	25,468
Royal Mail plc (Industrials, Air Freight & Logistics) †		116,473	1,058,069
SABMiller plc (Consumer Staples, Beverages)		73,992	3,818,603
Tesco plc (Consumer Staples, Food & Staples Retailing)		251,762	1,433,846
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)		535,205	1,986,822
WPP plc (Consumer Discretionary, Media)		100,479	2,221,910

			31,738,701

United States: 0.98%
Schlumberger Limited (Energy, Energy Equipment & Services)		17,120	1,513,750

Total Common Stocks (Cost $111,347,427)			146,231,139

Participatory Notes: 0.37%
HSBC Bank plc		68,500	573,788

Total Participatory Notes (Cost $537,051)			573,788

	Dividend yield

Preferred Stocks: 1.46%

Germany: 1.46%
Henkel AG & Company KGaA (Consumer Staples, Household Products) ±	1.10%	19,848	2,250,105

Total Preferred Stocks (Cost $1,503,116)			2,250,105

	Yield	Shares

Short-Term Investments: 4.44%

Investment Companies: 4.44%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08	6,093,828	6,093,828
Wells Fargo Securities Lending Cash Investments, LLC (r)(v)(l)(u)	0.08	765,419	765,419

Total Short-Term Investments (Cost $6,859,247)			6,859,247

Total investments in securities
(Cost $120,246,841) *	100.99%	155,914,279
Other assets and liabilities, net	(0.99)	(1,527,178)

Total net assets	100.00%	$154,387,101

The accompanying notes are an integral part of these financial statements.

82	Wells Fargo Advantage Equity Gateway Funds	Portfolio of investments—November 30, 2013 (unaudited)

INTERNATIONAL GROWTH PORTFOLIO

«	All or a portion of this security is on loan.

†	Non-income-earning security

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $120,170,471 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$36,464,160
Gross unrealized depreciation	(720,352)

Net unrealized appreciation	$35,743,808

The following table shows the percent of total long-term investments by sector as of November 30, 2013:

Consumer Staples	21.31%
Industrials	18.85
Financials	17.29
Consumer Discretionary	13.35
Health Care	12.55
Materials	6.70
Information Technology	6.33
Telecommunication Services	2.38
Energy	1.24

100.00%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	83

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 96.98%

Australia: 5.94%
Arrium Limited (Materials, Metals & Mining)	1,531,700	$2,197,841
Bendigo Bank Limited (Financials, Commercial Banks)	272,500	2,795,419
Boart Longyear Group Limited (Energy, Energy Equipment & Services) «	199,991	54,661
Cabcharge Australia Limited (Industrials, Commercial Services & Supplies) «	207,386	748,198
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	475,400	2,607,340
Downer EDI Limited (Industrials, Commercial Services & Supplies)	518,900	2,250,260
Leighton Holdings Limited (Industrials, Construction & Engineering) «	77,400	1,146,578
Lend Lease Corporation Limited (Financials, Real Estate Management & Development)	350,500	3,528,518
Metcash Limited (Consumer Staples, Food & Staples Retailing)	785,500	2,182,670
Mincor Resources NL (Materials, Metals & Mining) (i)	570,994	260,102
Myer Holdings Limited (Consumer Discretionary, Multiline Retail) «	577,400	1,499,214
Primary Health Care Limited (Health Care, Health Care Providers & Services)	339,000	1,544,229
Rio Tinto Limited (Materials, Metals & Mining)	66,800	4,020,287
Sally Malay Mining Limited (Materials, Metals & Mining)	368,800	80,639
Seven Network Limited (Industrials, Trading Companies & Distributors)	165,800	1,093,617
Toll Holdings Limited (Industrials, Air Freight & Logistics)	283,600	1,477,897
United Construction Group Limited (Industrials, Construction & Engineering)	152,800	897,894

		28,385,364

Austria: 1.40%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	41,100	2,012,828
RHI AG (Materials, Construction Materials) (i)	64,721	2,314,146
Voestalpine AG (Materials, Metals & Mining)	47,700	2,372,020

		6,698,994

Belgium: 1.12%
Delhaize Group SA (Consumer Staples, Food & Staples Retailing)	39,400	2,295,951
KBC Groep NV (Financials, Commercial Banks)	53,400	3,046,844

		5,342,795

Brazil: 1.25%
Banco do Brasil SA (Financials, Commercial Banks)	196,000	2,141,980
Companhia de Saneamento Basico do Estado de Sao Paulo SA (Utilities, Water Utilities)	253,200	2,657,619
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	72,400	1,192,255

		5,991,854

Canada: 2.38%
Magna International Incorporated Class A (Consumer Discretionary, Auto Components) «	65,800	5,365,726
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	48,400	2,851,321
WestJet Airlines Limited (Industrials, Airlines)	120,000	3,155,635

		11,372,682

China: 2.18%
China BlueChemical Limited (Materials, Chemicals)	1,984,000	1,346,100
China Communications Services Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	2,836,000	1,858,317
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	6,116,500	5,254,447

The accompanying notes are an integral part of these financial statements.

84	Wells Fargo Advantage Equity Gateway Funds	Portfolio of investments—November 30, 2013 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

China (continued)
China Railway Construction Corporation Limited (Industrials, Construction & Engineering)	1,747,500	$1,958,785

		10,417,649

Czech Republic: 0.33%
CEZ AS (Utilities, Electric Utilities)	57,500	1,595,965

Finland: 0.87%
Kesko Oyj (Consumer Staples, Food & Staples Retailing)	63,800	2,380,888
TietoEnator Oyj (Information Technology, IT Services)	82,700	1,780,715

		4,161,603

France: 9.10%
Alstom SA (Industrials, Machinery)	56,900	2,088,996
AXA SA (Financials, Insurance)	132,200	3,463,465
BNP Paribas SA (Financials, Commercial Banks)	49,100	3,685,305
Compagnie Generale des Etablissements Michelin SCA Class B (Consumer Discretionary, Auto Components)	24,000	2,606,690
Credit Agricole SA (Financials, Commercial Banks) †	219,328	2,750,144
Renault SA (Consumer Discretionary, Automobiles)	40,500	3,592,207
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	61,400	6,492,782
SCOR SE (Financials, Insurance)	109,700	3,838,202
Societe Generale SA (Financials, Commercial Banks)	39,000	2,242,972
Thales SA (Industrials, Aerospace & Defense)	59,100	3,606,909
Total SA (Energy, Oil, Gas & Consumable Fuels)	93,700	5,676,562
Vivendi SA (Telecommunication Services, Diversified Telecommunication Services)	134,746	3,422,165

		43,466,399

Germany: 8.63%
Allianz AG (Financials, Insurance)	35,700	6,200,527
BASF SE (Materials, Chemicals)	46,500	4,965,182
Daimler AG (Consumer Discretionary, Automobiles)	69,300	5,742,787
Deutsche Bank AG (Financials, Capital Markets)	41,200	1,986,382
E.ON SE (Utilities, Multi-Utilities)	87,200	1,677,411
Gildemeister AG (Industrials, Machinery)	74,500	2,298,945
Hannover Rueckversicherung AG (Financials, Insurance)	31,000	2,581,136
Metro AG (Consumer Staples, Food & Staples Retailing)	49,800	2,495,730
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	19,700	4,308,754
Norddeutsche Affinerie AG (Materials, Metals & Mining)	25,900	1,527,563
RWE AG (Utilities, Multi-Utilities)	40,900	1,570,200
Volkswagen AG (Consumer Discretionary, Automobiles)	22,600	5,884,057

		41,238,674

Hong Kong: 1.08%
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	1,133,500	1,023,457
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components) (i)	2,204,000	955,214
Wheelock & Company Limited (Financials, Real Estate Management & Development)	379,000	1,845,466
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	429,500	1,343,460

		5,167,597

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	85

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

India: 1.06%
Gail Limited (Utilities, Gas Utilities) (i)	26,700	$821,292
Tata Motors Limited ADR (Consumer Discretionary, Automobiles)	83,800	2,720,986
Tata Steel Limited GDR (Industrials, Machinery)	245,900	1,540,564

		5,082,842

Indonesia: 0.15%
PT Japfa Comfeed Indonesia Tbk (Consumer Staples, Food Products)	6,962,500	721,714

Ireland: 0.65%
Irish Life & Permanent Group Holdings plc (Financials, Insurance) †	111,500	6,847
Smurfit Kappa Group plc (Materials, Containers & Packaging)	130,200	3,095,342

		3,102,189

Israel: 1.07%
Bank Hapoalim Limited (Financials, Commercial Banks)	542,900	3,026,126
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	51,404	2,080,378

		5,106,504

Italy: 1.43%
Enel SpA (Utilities, Electric Utilities)	688,400	3,131,021
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	153,300	3,688,250

		6,819,271

Japan: 18.89%
Adeka Corporation (Materials, Chemicals)	203,200	2,259,651
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	46,400	1,866,419
Aoyama Trading Company Limited (Consumer Discretionary, Specialty Retail)	73,100	1,963,369
Aozora Bank Limited (Financials, Commercial Banks)	588,000	1,693,532
Chiba Bank Limited (Financials, Commercial Banks)	329,000	2,287,020
DCM Japan Holdings Company Limited (Consumer Discretionary, Specialty Retail)	143,100	972,395
Eizo Nanao Corporation (Information Technology, Computers & Peripherals)	63,300	1,661,837
Fukuoka Financial Group Incorporated (Financials, Commercial Banks)	378,000	1,693,942
Hitachi Capital Corporation (Financials, Consumer Finance)	57,700	1,662,977
Itochu Corporation (Industrials, Trading Companies & Distributors)	200,700	2,531,651
JX Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	408,000	2,123,154
Kaken Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	101,000	1,529,422
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	120,000	7,533,317
Kyorin Company Limited (Health Care, Pharmaceuticals)	99,000	2,045,243
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	148,000	2,274,367
Marubeni Corporation (Industrials, Trading Companies & Distributors)	516,000	3,743,110
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	25,100	1,166,473
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	35,500	698,389
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	260,300	3,606,206
Mizuho Financial Group Incorporated (Financials, Commercial Banks)	1,831,300	3,844,076
Nichirei Corporation (Consumer Staples, Food Products)	265,000	1,402,294
Nippon Electric Glass Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	107,000	575,611
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	92,700	4,651,970
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	151,400	1,383,553

The accompanying notes are an integral part of these financial statements.

86	Wells Fargo Advantage Equity Gateway Funds	Portfolio of investments—November 30, 2013 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Japan (continued)
NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	180,000	$2,899,683
Otsuka Holdings Company Limited (Health Care, Pharmaceuticals)	133,900	3,911,436
Rengo Company Limited (Materials, Containers & Packaging)	208,000	1,118,946
Resona Holdings Incorporated (Financials, Commercial Banks)	598,500	2,968,396
Ryosan Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	16,200	335,151
Saizeriya Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	99,800	1,167,297
Sankyu Incorporated (Industrials, Road & Rail)	313,000	1,182,631
Shionogi & Company Limited (Health Care, Pharmaceuticals)	79,300	1,743,555
Sojitz Corporation (Industrials, Trading Companies & Distributors)	678,000	1,251,081
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	285,000	3,525,458
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	100,400	4,969,763
The Keiyo Bank Limited (Financials, Commercial Banks)	62,000	308,108
Toshiba TEC Corporation (Information Technology, Office Electronics)	234,000	1,484,989
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	325,000	1,919,697
Tsuruha Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	13,500	1,242,909
West Japan Railway Company (Industrials, Road & Rail)	45,400	1,985,765
Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	297,000	3,073,664

		90,258,507

Liechtenstein: 0.17%
Verwaltungs-und Privat-Bank AG (Financials, Capital Markets) (i)	7,800	795,962

Malaysia: 0.50%
Tenaga Nasional Berhad (Utilities, Electric Utilities)	772,000	2,361,750

Netherlands : 2.35%
Aegon NV (Financials, Insurance)	334,000	2,966,999
ING Groep NV (Financials, Diversified Financial Services) †	237,100	3,078,635
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	285,600	5,199,034

		11,244,668

Norway: 1.50%
Atea ASA (Information Technology, IT Services)	84,900	823,902
DnB Nor ASA (Financials, Commercial Banks)	148,800	2,630,772
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	61,700	1,392,747
Yara International ASA (Materials, Chemicals)	53,600	2,336,763

		7,184,184

Poland: 0.64%
Asseco Poland SA (Information Technology, Software)	101,800	1,681,152
KGHM Polska Miedz SA (Materials, Metals & Mining)	36,500	1,396,951

		3,078,103

Russia: 1.49%
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels) (i)	150,900	3,405,671
Lukoil ADR (Energy, Oil, Gas & Consumable Fuels)	60,400	3,729,881

		7,135,552

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	87

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Singapore: 0.39%
United Overseas Bank Limited (Financials, Commercial Banks)	113,000	$1,883,558

South Africa: 0.26%
Barclays Africa Group Limited (Financials, Commercial Banks) «	92,100	1,227,880

South Korea: 2.42%
E-MART Company Limited (Consumer Staples, Food & Staples Retailing)	8,500	2,164,556
Industrial Bank of Korea (Financials, Commercial Banks)	192,500	2,082,703
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	22,300	4,762,166
Woori Finance Holdings Company Limited (Financials, Commercial Banks)	212,200	2,536,455

		11,545,880

Spain: 2.12%
Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	185,200	2,212,519
Banco Santander Central Hispano SA (Financials, Commercial Banks)	429,681	3,819,291
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	123,800	3,250,964
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	52,400	862,055

		10,144,829

Sweden: 1.49%
Boliden AB (Materials, Metals & Mining)	169,300	2,477,763
Nordea Bank AB (Financials, Commercial Banks)	177,300	2,291,956
Saab AB (Industrials, Aerospace & Defense)	113,500	2,338,885

		7,108,604

Switzerland: 5.71%
Baloise Holding AG (Financials, Insurance)	28,800	3,399,636
Credit Suisse Group AG (Financials, Capital Markets)	184,595	5,494,372
Georg Fischer AG (Industrials, Machinery)	3,000	2,068,509
Novartis AG (Health Care, Pharmaceuticals)	48,000	3,794,142
Roche Holdings AG (Health Care, Pharmaceuticals)	12,300	3,428,992
Swiss Reinsurance AG (Financials, Insurance)	48,500	4,315,213
Zurich Financial Services AG (Financials, Insurance)	17,100	4,770,908

		27,271,772

Taiwan: 0.26%
Powertech Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	794,000	1,227,462

Thailand: 0.74%
Bangchak Petroleum PCL (Energy, Oil, Gas & Consumable Fuels)	2,188,900	2,266,612
Thanachart Capital PCL (Financials, Commercial Banks)	1,251,600	1,276,546

		3,543,158

United Kingdom: 19.41%
Alent plc (Materials, Chemicals)	145,400	804,409
AMEC plc (Energy, Energy Equipment & Services)	120,300	2,228,988
Amlin plc (Financials, Insurance)	279,000	2,055,003
AstraZeneca plc (Health Care, Pharmaceuticals)	150,200	8,637,850
Aviva plc (Financials, Insurance)	314,900	2,212,734
BAE Systems plc (Industrials, Aerospace & Defense)	684,100	4,785,748
Barclays plc (Financials, Commercial Banks)	715,000	3,179,721

The accompanying notes are an integral part of these financial statements.

88	Wells Fargo Advantage Equity Gateway Funds	Portfolio of investments—November 30, 2013 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name		Shares	Value

United Kingdom (continued)
BP plc (Energy, Oil, Gas & Consumable Fuels)		844,300	$6,661,002
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)		1,124,900	6,862,290
Carillion plc (Industrials, Construction & Engineering)		261,500	1,289,634
Centrica plc (Utilities, Gas Utilities)		524,600	2,904,866
Chemring Group plc (Industrials, Aerospace & Defense)		247,200	861,834
Debenhams plc (Consumer Discretionary, Media)		1,238,200	1,960,819
Firstgroup plc (Industrials, Road & Rail)		254,700	476,509
GlaxoSmithKline plc (Health Care, Pharmaceuticals)		57,700	1,528,566
Home Retail Group plc (Consumer Discretionary, Internet & Catalog Retail)		290,000	906,149
Inchcape plc (Consumer Discretionary, Distributors)		255,800	2,491,227
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)		706,400	4,710,505
Darty plc (Consumer Discretionary, Specialty Retail) (i)		679,100	972,607
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		558,800	1,369,222
Old Mutual plc (Financials, Insurance)		982,800	3,202,817
Pace plc (Consumer Discretionary, Household Durables)		374,800	1,937,347
Premier Foods plc (Consumer Staples, Food Products) †		31,510	62,793
Royal & Sun Alliance Insurance Group plc (Financials, Insurance)		443,900	773,077
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)		14,300	478,379
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)		264,000	9,266,713
Tesco plc (Consumer Staples, Food & Staples Retailing)		655,700	3,734,374
Tullett Prebon plc (Financials, Capital Markets)		279,500	1,532,577
Vesuvius plc (Industrials, Machinery)		145,400	1,156,159
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)		1,962,500	7,285,317
WH Smith plc (Consumer Discretionary, Specialty Retail)		223,600	3,465,912
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)		679,700	2,953,802

			92,748,950

Total Common Stocks (Cost $426,952,922)			463,432,915

	Dividend yield

Preferred Stocks: 0.65%

Brazil: 0.65%
Banco do Estado do Rio Grande do Sul SA (Financials, Commercial Banks) ±	5.57%	173,300	1,000,735
Companhia Energetica de Minas Gerais SA (Energy, Oil, Gas & Consumable Fuels) ±	18.81	83,399	692,939
Companhia Vale Do Rio Doce Class A (Materials, Metals & Mining) ±	5.41	100,100	1,402,454

Total Preferred Stocks (Cost $4,315,406)			3,096,128

	Yield
Short-Term Investments: 2.53%

Investment Companies: 2.53%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08	2,748,860	2,748,860
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)	0.08	9,341,704	9,341,704

Total Short-Term Investments (Cost $12,090,564)			12,090,564

Total investments in securities (Cost $443,358,892) *	100.16%	478,619,607
Other assets and liabilities, net	(0.16)	(786,528)

Total net assets	100.00%	$477,833,079

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	89

INTERNATIONAL VALUE PORTFOLIO

«	All or a portion of this security is on loan.

±	Variable rate investment. The rate shown is the rate in effect at period end.

†	Non-income-earning security

(i)	Illiquid security

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $444,667,949 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$81,293,138
Gross unrealized depreciation	(47,341,530)

Net unrealized appreciation	$33,951,608

The following table shows the percent of total long-term investments by sector as of November 30, 2013:

Financials	27.49%
Industrials	12.23
Consumer Discretionary	11.62
Energy	11.04
Telecommunication Services	8.60
Health Care	8.12
Consumer Staples	7.37
Materials	7.28
Utilities	3.99
Information Technology	2.26

100.00%

The accompanying notes are an integral part of these financial statements.

90	Wells Fargo Advantage Equity Gateway Funds	Portfolio of investments—November 30, 2013 (unaudited)

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 97.64%

Consumer Discretionary: 8.77%

Automobiles: 1.72%
General Motors Company †	45,392	$1,758,032

Hotels, Restaurants & Leisure: 1.03%
Norwegian Cruise Line Holdings Limited †	30,660	1,045,506

Household Durables: 2.85%
Harman International Industries Incorporated	12,170	986,257
Newell Rubbermaid Incorporated	63,295	1,921,003

		2,907,260

Media: 2.21%
Lamar Advertising Company Class A †	27,401	1,367,858
Walt Disney Company	12,553	885,489

		2,253,347

Specialty Retail: 0.96%
Bed Bath & Beyond Incorporated †	12,479	973,736

Consumer Staples: 4.89%

Food & Staples Retailing: 2.32%
CVS Caremark Corporation	35,314	2,364,625

Household Products: 1.40%
Procter & Gamble Company	16,902	1,423,486

Personal Products: 1.17%
Herbalife Limited «	17,166	1,196,127

Energy: 13.34%

Energy Equipment & Services: 0.96%
Baker Hughes Incorporated	17,235	981,706

Oil, Gas & Consumable Fuels: 12.38%
Chevron Corporation	13,274	1,625,269
ConocoPhillips Company	18,151	1,321,393
Denbury Resources Incorporated †	73,783	1,230,700
EnCana Corporation	66,349	1,273,237
Exxon Mobil Corporation	31,166	2,913,398
Marathon Oil Corporation	55,250	1,991,210
Valero Energy Corporation	18,823	860,588
Whiting Petroleum Corporation †	23,110	1,395,844

		12,611,639

Financials: 31.20%

Capital Markets: 1.35%
Goldman Sachs Group Incorporated	8,139	1,375,003

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	91

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Commercial Banks: 6.76%
First Republic Bank Corporation	36,349	$1,857,434
KeyCorp	129,016	1,644,954
SVB Financial Group †	16,992	1,720,270
Synovus Financial Corporation	476,436	1,662,762

		6,885,420

Consumer Finance: 1.25%
SLM Corporation	47,671	1,270,432

Diversified Financial Services: 7.06%
Bank of America Corporation	185,565	2,935,638
Citigroup Incorporated	50,481	2,671,455
JPMorgan Chase & Company	27,844	1,593,234

		7,200,327

Insurance: 8.61%
ACE Limited	9,789	1,006,113
American International Group Incorporated	44,026	2,190,294
MetLife Incorporated	37,028	1,932,491
The Hartford Financial Services Group Incorporated	65,234	2,324,287
The Travelers Companies Incorporated	14,597	1,324,532

		8,777,717

Real Estate Management & Development: 0.99%
Realogy Holdings Corporation †	21,244	1,006,753

REITs: 5.18%
American Tower Corporation	22,300	1,734,271
Realty Income Corporation «	36,255	1,381,678
Vornado Realty Trust	11,650	1,024,385
Weyerhaeuser Company	37,711	1,136,232

		5,276,566

Health Care: 10.94%

Health Care Equipment & Supplies: 2.51%
Medtronic Incorporated	18,368	1,052,854
Stryker Corporation	20,232	1,505,665

		2,558,519

Health Care Providers & Services: 1.73%
Cigna Corporation	20,170	1,763,867

Pharmaceuticals: 6.70%
Johnson & Johnson	24,126	2,283,767
Merck & Company Incorporated	21,599	1,076,278
Novartis AG ADR	20,476	1,620,061
Pfizer Incorporated	58,190	1,846,369

		6,826,475

The accompanying notes are an integral part of these financial statements.

92	Wells Fargo Advantage Equity Gateway Funds	Portfolio of investments—November 30, 2013 (unaudited)

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Industrials: 11.92%

Airlines: 1.54%
United Continental Holdings Incorporated †	39,988	$1,569,529

Construction & Engineering: 1.02%
URS Corporation	19,922	1,035,346

Electrical Equipment: 1.90%
Eaton Corporation plc	26,600	1,932,756

Industrial Conglomerates: 1.74%
General Electric Company	66,322	1,768,145

Machinery: 2.09%
Dover Corporation	13,881	1,259,562
Stanley Black & Decker Incorporated	10,740	874,129

		2,133,691

Road & Rail: 1.66%
Hertz Global Holdings Incorporated †	69,933	1,696,575

Trading Companies & Distributors: 1.97%
WESCO International Incorporated †	23,374	2,009,697

Information Technology: 6.94%

Communications Equipment: 0.75%
JDS Uniphase Corporation †	63,385	769,494

Computers & Peripherals: 2.55%
Apple Incorporated	2,127	1,182,761
EMC Corporation	59,180	1,411,443

		2,594,204

Semiconductors & Semiconductor Equipment: 2.35%
Maxim Integrated Products Incorporated	28,115	800,715
Skyworks Solutions Incorporated †	60,034	1,596,304

		2,397,019

Software: 1.29%
Symantec Corporation	58,318	1,311,572

Materials: 3.04%

Chemicals: 3.04%
Ashland Incorporated	13,885	1,264,646
Huntsman Corporation	43,658	1,001,078
Westlake Chemical Corporation	7,360	828,589

		3,094,313

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	93

LARGE COMPANY VALUE PORTFOLIO

Security name		Shares	Value

Telecommunication Services: 2.34%

Diversified Telecommunication Services: 2.34%
AT&T Incorporated		24,373	$858,170
Verizon Communications Incorporated		30,653	1,521,002

			2,379,172

Utilities: 4.26%

Electric Utilities: 1.22%
Portland General Electric Company		41,532	1,238,069

Independent Power Producers & Energy Traders: 1.96%
AES Corporation		137,333	2,000,942

Water Utilities: 1.08%
Aqua America Incorporated		45,800	1,102,406

	Yield
Total Common Stocks (Cost $82,169,991)			99,489,473

Short-Term Investments: 4.81%

Investment Companies: 4.81%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08%	2,329,957	2,329,957
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.08	2,575,400	2,575,400

Total Short-Term Investments (Cost $4,905,357)			4,905,357

Total investments in securities (Cost $87,075,348) *	102.45%	104,394,830
Other assets and liabilities, net	(2.45)	(2,497,243)

Total net assets	100.00%	$101,897,587

†	Non-income-earning security

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate

«	All or a portion of this security is on loan.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $87,920,090 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$18,065,178
Gross unrealized depreciation	(1,590,438)

Net unrealized appreciation	$16,474,740

The accompanying notes are an integral part of these financial statements.

94	Wells Fargo Advantage Equity Gateway Funds	Portfolio of investments — November 30, 2013 (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 95.63%

Consumer Discretionary: 14.66%

Auto Components: 0.93%
Tower International Incorporated †	104,840	$2,253,013

Diversified Consumer Services: 0.61%
LifeLock Incorporated †	85,540	1,472,999

Hotels, Restaurants & Leisure: 1.48%
Brinker International Incorporated	43,340	2,038,273
Del Frisco’s Restaurant Group Incorporated †	72,380	1,532,285

		3,570,558

Household Durables: 0.62%
Ethan Allen Interiors Incorporated	48,440	1,496,796

Media: 1.64%
IMAX Corporation †«	59,540	1,835,618
Lions Gate Entertainment Corporation †	67,610	2,139,180

		3,974,798

Specialty Retail: 4.76%
Bebe Stores Incorporated	207,120	1,219,937
Chico’s FAS Incorporated	87,800	1,640,982
Dick’s Sporting Goods Incorporated	41,760	2,360,275
GNC Holdings Incorporated Class A	40,670	2,447,521
Pier 1 Imports Incorporated	89,350	1,991,612
Sonic Automotive Incorporated	78,950	1,872,694

		11,533,021

Textiles, Apparel & Luxury Goods: 4.62%
Deckers Outdoor Corporation †	24,050	1,987,492
Hanesbrands Incorporated	53,920	3,779,792
Movado Group Incorporated	29,050	1,322,356
Skechers U.S.A. Incorporated Class A †	69,420	2,333,900
Tumi Holdings Incorporated †	73,380	1,761,120

		11,184,660

Consumer Staples: 0.89%

Food Products: 0.89%
Whitewave Foods Company †	101,040	2,149,121

Energy: 6.42%

Energy Equipment & Services: 1.56%
Pacific Drilling SA †	141,010	1,593,413
Tidewater Incorporated	38,210	2,179,498

		3,772,911

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	95

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Oil, Gas & Consumable Fuels: 4.86%
Delek US Holdings Incorporated	82,770	$2,504,620
Diamondback Energy Incorporated †	29,480	1,466,335
GasLog Limited	82,990	1,322,031
Gulfport Energy Corporation †	32,280	1,886,120
Oasis Petroleum Incorporated †	53,580	2,471,645
Rosetta Resources Incorporated †	41,810	2,114,332

		11,765,083

Financials: 10.58%

Capital Markets: 4.25%
Evercore Partners Incorporated Class A	55,780	3,059,533
LPL Financial Holdings Incorporated	58,330	2,500,607
Stifel Financial Corporation †	50,970	2,281,927
Virtus Investment Partners Incorporated †	11,760	2,443,728

		10,285,795

Commercial Banks: 2.52%
CapitalSource Incorporated	151,150	2,125,169
Signature Bank †	14,570	1,548,063
SVB Financial Group †	23,990	2,428,748

		6,101,980

Consumer Finance: 0.81%
Encore Capital Group Incorporated †	41,015	1,956,005

Insurance: 1.16%
Argo Group International Holdings Limited	59,542	2,815,741

REITs: 0.81%
QTS Realty Trust Incorporated Class A †	94,030	1,957,705

Thrifts & Mortgage Finance: 1.03%
Essent Group Limited †	114,570	2,490,752

Health Care: 19.43%

Biotechnology: 4.11%
Alnylam Pharmaceuticals Incorporated †	32,280	1,975,536
Exelixis Incorporated †«	222,430	1,296,767
Insys Therapeutics Incorporation †	24,980	1,101,618
InterMune Incorporated †	104,740	1,448,554
Intrexon Corporation †«	34,170	782,151
Portola Pharmaceuticals Incorporation †	49,770	1,244,250
Seattle Genetics Incorporated †	26,160	1,074,914
Theravance Incorporated †	27,250	1,028,960

		9,952,750

The accompanying notes are an integral part of these financial statements.

96	Wells Fargo Advantage Equity Gateway Funds	Portfolio of investments—November 30, 2013 (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Health Care Equipment & Supplies: 7.87%
Accuray Incorporated †«	213,560	$1,704,209
ArthroCare Corporation †	49,420	1,864,122
Atricure Incorporated †	84,510	1,323,427
Cerus Corporation †«	281,570	1,883,703
DexCom Incorporated †	79,850	2,642,237
Endologix Incorporated †	106,371	1,900,850
Insulet Corporation †	50,730	1,878,025
Oxford Immunotec Global plc †	73,920	1,170,893
Spectranetics Corporation †	115,060	2,676,296
Sunshine Heart Incorporated †«	95,650	866,589
Veracyte Incorporated †	87,110	1,130,688

		19,041,039

Health Care Providers & Services: 2.38%
Capital Senior Living Corporation †	57,980	1,294,693
Ensign Group Incorporated	57,050	2,576,949
LifePoint Hospitals Incorporated †	36,830	1,886,801

		5,758,443

Health Care Technology: 0.83%
Medidata Solutions Incorporated †	12,000	1,426,920
Omnicell Incorporated †	23,890	579,333

		2,006,253

Life Sciences Tools & Services: 2.47%
Cambrex Corporation †	106,280	2,072,460
Fluidigm Corporation †	44,690	1,420,248
ICON plc ADR †	65,330	2,491,686

		5,984,394

Pharmaceuticals: 1.77%
AcelRx Pharmaceuticals Incorporated †«	131,060	1,281,767
Akorn Incorporated †	68,930	1,774,948
Pacira Pharmaceuticals Incorporated †	22,370	1,234,600

		4,291,315

Industrials: 16.45%

Aerospace & Defense: 0.73%
Esterline Technologies Corporation †	20,080	1,767,442

Air Freight & Logistics: 1.12%
Hub Group Incorporated Class A †	72,080	2,712,370

Airlines: 0.42%
Spirit Airlines Incorporated †	22,330	1,024,277

Building Products: 1.14%
A.O. Smith Corporation	51,010	2,762,192

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	97

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Commercial Services & Supplies: 2.20%
ACCO Brands Corporation †	178,660	$1,075,533
Copart Incorporated †	61,392	2,113,727
Kar Auction Services Incorporated	76,890	2,121,395

		5,310,655

Construction & Engineering: 1.17%
Tutor Perini Corporation †	115,450	2,827,371

Machinery: 2.02%
Actuant Corporation Class A	52,970	2,070,068
Wabash National Corporation †	232,490	2,822,429

		4,892,497

Professional Services: 2.01%
On Assignment Incorporated †	106,630	3,628,619
RPX Corporation †	75,110	1,240,817

		4,869,436

Road & Rail: 2.52%
Genesee & Wyoming Incorporated †	17,290	1,663,298
Roadrunner Transportation Systems Incorporated †	77,470	2,121,129
Swift Transportation Company †«	99,740	2,308,981

		6,093,408

Trading Companies & Distributors: 3.12%
Beacon Roofing Supply Incorporated †	63,600	2,364,648
MRC Global Incorporated †	61,020	1,866,602
MSC Industrial Direct Company	16,420	1,261,877
United Rentals Incorporated †	30,070	2,066,711

		7,559,838

Information Technology: 22.19%

Communications Equipment: 1.97%
Infinera Corporation †	143,430	1,333,899
Palo Alto Networks Incorporated †	40,310	2,013,485
Riverbed Technology Incorporated †	82,790	1,432,267

		4,779,651

Electronic Equipment, Instruments & Components: 1.84%
InvenSense Incorporated †«	89,410	1,545,899
OSI Systems Incorporated †	38,040	2,917,668

		4,463,567

Internet Software & Services: 1.03%
Endurance International Group Holdings †«	105,590	1,508,881
Zillow Incorporated Class A †«	12,490	981,964

		2,490,845

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Advantage Equity Gateway Funds	Portfolio of investments—November 30, 2013 (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

IT Services: 2.43%
EVERTEC Incorporated	92,330	$2,037,723
InterXion Holding NV †	55,580	1,251,106
Vantiv Incorporated Class A †	85,260	2,583,378

		5,872,207

Semiconductors & Semiconductor Equipment: 4.46%
Advanced Energy Industries Incorporated †	89,070	2,121,647
Applied Micro Circuits Corporation †	85,940	1,078,547
Microsemi Corporation †	73,040	1,784,367
Semtech Corporation †	68,500	2,035,820
Spansion Incorporated Class A †	125,590	1,556,060
Teradyne Incorporated †	130,780	2,227,183

		10,803,624

Software: 10.46%
Bottomline Technologies Incorporated †	58,650	2,027,531
BroadSoft Incorporated †	29,880	793,912
Cadence Design Systems Incorporated †	158,240	2,096,680
Concur Technologies Incorporated †	14,642	1,421,592
Infoblox Incorporated †	28,910	918,760
Jive Software Incorporated †«	159,940	1,773,735
PTC Incorporated †	69,170	2,250,792
Rally Software Development Corporation †	65,070	1,600,722
Realpage Incorporated †	71,770	1,608,366
Silver Spring Networks Incorporated †«	142,620	2,950,808
SS&C Technologies Holdings †	83,320	3,591,925
Synchronoss Technologies Incorporated †	43,510	1,380,572
Tangoe Incorporated †	85,720	1,349,233
Ultimate Software Group Incorporated †	9,830	1,540,263

		25,304,891

Materials: 5.01%

Chemicals: 1.58%
Calgon Carbon Corporation †	108,400	2,244,964
Methanex Corporation	25,750	1,581,050

		3,826,014

Containers & Packaging: 0.82%
Graphic Packaging Holding Company †	219,980	1,975,420

Metals & Mining: 1.76%
Constellium NV Class A †	121,870	2,634,829
Steel Dynamics Incorporated	89,540	1,631,419

		4,266,248

Paper & Forest Products: 0.85%
Boise Cascade Company †	79,630	2,043,306

Total Common Stocks (Cost $166,366,873)		231,460,391

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	99

SMALL COMPANY GROWTH PORTFOLIO

Security name	Yield	Shares	Value

Short-Term Investments: 9.20%

Investment Companies: 9.20%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)	0.08%	9,672,711	$9,672,711
Wells Fargo Securities Lending Cash Investments, LLC (r)(v)(u)(l)	0.08	12,598,600	12,598,600

Total Short-Term Investments (Cost $22,271,311)			22,271,311

Total investments in securities (Cost $188,638,184) *	104.83%	253,731,702
Other assets and liabilities, net	(4.83)	(11,689,750)

Total net assets	100.00%	$242,041,952

†	Non-income-earning security

«	All or a portion of this security is on loan.

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $189,718,823 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$66,559,918
Gross unrealized depreciation	(2,547,039)

Net unrealized appreciation	$64,012,879

The accompanying notes are an integral part of these financial statements.

100	Wells Fargo Advantage Equity Gateway Funds	Portfolio of investments—November 30, 2013 (unaudited)

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 97.30%

Consumer Discretionary: 14.82%

Auto Components: 2.29%
American Axle & Manufacturing Holdings Incorporated †	137,365	$2,747,300
Dana Holding Corporation	98,799	2,003,644

		4,750,944

Distributors: 0.99%
Core Mark Holding Company Incorporated	27,763	2,049,465

Diversified Consumer Services: 2.70%
Apollo Group Incorporated Class A †	102,438	2,693,095
Houghton Mifflin Harcourt Company †	75,690	1,313,978
Steiner Leisure Limited †	27,113	1,604,005

		5,611,078

Hotels, Restaurants & Leisure: 1.88%
Bob Evans Farms Incorporated	34,188	1,900,511
ClubCorp Holdings Incorporated †	120,800	2,007,696

		3,908,207

Leisure Equipment & Products: 0.71%
Arctic Cat Incorporated	26,215	1,475,118

Media: 0.78%
Scholastic Corporation	53,010	1,618,925

Specialty Retail: 2.98%
Asbury Automotive Group Incorporated †	53,503	2,777,876
Rent-A-Center Incorporated	41,318	1,407,291
Zumiez Incorporated †	72,327	2,008,521

		6,193,688

Textiles, Apparel & Luxury Goods: 2.49%
G-III Apparel Group Limited †	41,890	2,523,873
Vera Bradley Incorporated †«	105,200	2,642,624

		5,166,497

Consumer Staples: 1.83%

Food Products: 1.83%
Dean Foods Company	92,450	1,662,251
Post Holdings Incorporated †	42,096	2,132,162

		3,794,413

Energy: 3.83%

Energy Equipment & Services: 1.89%
Basic Energy Services Incorporated †	115,737	1,642,308
Key Energy Services Incorporated †	291,414	2,284,686

		3,926,994

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	101

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Oil, Gas & Consumable Fuels: 1.94%
Rex Energy Corporation †	106,300	$2,038,834
Sanchez Energy Corporation †	77,775	1,996,484

		4,035,318

Financials: 37.39%

Capital Markets: 2.01%
Greenhill & Company Incorporated	38,605	2,112,080
Stifel Financial Corporation †	46,174	2,067,210

		4,179,290

Commercial Banks: 16.42%
Associated Banc-Corp	134,553	2,319,694
BancorpSouth Incorporated	130,211	3,113,345
Banner Corporation	48,215	2,095,424
City National Corporation	31,669	2,418,245
FirstMerit Corporation	108,890	2,500,114
IBERIABANK Corporation	41,041	2,573,271
MB Financial Incorporated	51,300	1,672,893
Old National Bancorp	104,300	1,621,865
Pacwest Bancorp «	48,969	2,014,585
PrivateBancorp Incorporated	99,000	2,745,270
Umpqua Holdings Corporation «	87,407	1,609,163
ViewPoint Financial Group Incorporated	80,400	2,040,552
Webster Financial Corporation	71,292	2,101,688
Western Alliance Bancorp †	136,439	3,168,114
Wintrust Financial Corporation	46,351	2,102,481

		34,096,704

Insurance: 7.09%
Amtrust Financial Services Incorporated «	68,366	2,858,382
CNO Financial Group Incorporated	184,061	3,114,312
Employers Holdings Incorporated	83,034	2,710,230
OneBeacon Insurance Group Limited	104,501	1,661,566
Primerica Incorporated	50,997	2,194,401
Selective Insurance Group Incorporated	77,617	2,188,023

		14,726,914

Real Estate Management & Development: 0.80%
Alexander & Baldwin Incorporated	43,980	1,662,004

REITs: 9.29%
Ashford Hospitality Prime Incorporated †	36,423	745,215
Ashford Hospitality Trust	182,117	1,495,181
Campus Crest Communities Incorporated	194,096	1,931,255
Corporate Office Properties Trust	70,300	1,562,769
Cousins Properties Incorporated	182,797	1,957,756
Education Realty Trust Incorporated	223,700	1,946,190
LaSalle Hotel Properties	64,396	2,016,883
Pebblebrook Hotel Trust	64,011	1,941,454

The accompanying notes are an integral part of these financial statements.

102	Wells Fargo Advantage Equity Gateway Funds	Portfolio of investments—November 30, 2013 (unaudited)

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

REITs (continued)
Sabra Health Care REIT Incorporated	64,528	$1,721,607
STAG Industrial Incorporated	94,800	2,055,264
Sunstone Hotel Investors Incorporated	147,221	1,924,178

		19,297,752

Thrifts & Mortgage Finance: 1.78%
BankUnited Incorporated	66,646	2,151,333
Washington Federal Incorporated	66,426	1,553,704

		3,705,037

Health Care: 5.38%

Health Care Equipment & Supplies: 1.13%
Alere Incorporated †	71,943	2,353,975

Health Care Providers & Services: 3.01%
Ensign Group Incorporated	35,864	1,619,977
LifePoint Hospitals Incorporated †	38,191	1,956,525
WellCare Health Plans Incorporated †	35,880	2,665,884

		6,242,386

Health Care Technology: 1.24%
Medassets Incorporated †	119,297	2,569,657

Industrials: 11.50%

Air Freight & Logistics: 1.46%
Air Transport Services Group †	138,038	1,073,936
Atlas Air Worldwide Holdings Incorporated †	50,989	1,957,978

		3,031,914

Commercial Services & Supplies: 1.57%
ACCO Brands Corporation †	268,340	1,615,407
Quad Graphics Incorporated	62,877	1,637,946

		3,253,353

Construction & Engineering: 2.03%
Great Lakes Dredge & Dock Company	212,722	1,895,353
Tutor Perini Corporation †	94,941	2,325,105

		4,220,458

Machinery: 3.02%
Briggs & Stratton Corporation	70,394	1,423,367
Global Brass & Copper Holdings Incorporated	72,663	1,198,940
Kadant Incorporated	48,452	2,006,882
Wabash National Corporation †	134,999	1,638,888

		6,268,077

Professional Services: 1.02%
FTI Consulting Incorporated †	47,191	2,119,348

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	103

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Road & Rail: 1.48%
Quality Distribution Incorporated †	139,900	$1,710,977
Ryder System Incorporated	19,506	1,362,299

		3,073,276

Trading Companies & Distributors: 0.92%
Titan Machinery Incorporated †«	107,533	1,915,163

Information Technology: 13.12%

Communications Equipment: 1.89%
ARRIS Group Incorporated †	120,850	2,479,842
Black Box Corporation	51,946	1,455,007

		3,934,849

Computers & Peripherals: 0.82%
QLogic Corporation †	137,730	1,709,229

Electronic Equipment, Instruments & Components: 3.34%
Itron Incorporated †	36,310	1,537,729
Multi-Fineline Electronix Incorporated †	71,135	1,004,426
Plexus Corporation †	55,319	2,233,228
Sanmina Corporation †	139,545	2,160,157

		6,935,540

Internet Software & Services: 0.89%
EarthLink Incorporated	338,242	1,843,419

Semiconductors & Semiconductor Equipment: 5.59%
Cirrus Logic Incorporated †«	106,590	2,150,986
Integrated Silicon Solution Incorporated †	148,163	1,754,250
Kulicke & Soffa Industries Incorporated †	186,646	2,355,473
MagnaChip Semiconductor Corporation †	98,976	2,009,213
OmniVision Technologies Incorporated †	90,984	1,458,474
Photronics Incorporated †	217,754	1,881,395

		11,609,791

Software: 0.59%
EPIQ Systems Incorporated	72,582	1,214,297

Materials: 5.33%

Chemicals: 1.66%
Kraton Performance Polymers Incorporated †	85,391	1,988,756
Zep Incorporated	75,616	1,456,364

		3,445,120

Metals & Mining: 3.67%
A.M. Castle & Company †	56,966	796,954
Commercial Metals Company	115,670	2,246,311
Horsehead Holding Corporation †	149,262	2,234,452
Suncoke Energy Incorporated †	103,939	2,356,297

		7,634,014

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Advantage Equity Gateway Funds	Portfolio of investments—November 30, 2013 (unaudited)

SMALL COMPANY VALUE PORTFOLIO

Security name			Shares	Value

Telecommunication Services: 0.80%

Diversified Telecommunication Services: 0.80%
Iridium Communications Incorporated †			270,575	$1,664,036

Utilities: 3.30%

Electric Utilities: 3.30%
El Paso Electric Company			63,350	2,282,501
PNM Resources Incorporated			86,704	2,017,602
Portland General Electric Company			85,697	2,554,624

				6,854,727

Total Common Stocks (Cost $147,320,398)				202,090,977

		Expiration date

Warrants: 0.01%

Health Care: 0.01%

Health Care Equipment & Supplies: 0.01%
EnteroMedics Incorporated †(a)		5-14-2016	9,104	10,778

Total Warrants (Cost $0)				10,778

	Yield

Short-Term Investments: 7.42%

Investment Companies: 7.42%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08%		6,438,413	6,438,413
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.08		8,987,147	8,987,147

Total Short-Term Investments (Cost $15,425,560)				15,425,560

Total investments in securities
(Cost $162,745,958) *	104.73%	217,527,315
Other assets and liabilities, net	(4.73)	(9,829,453)

Total net assets	100.00%	$207,697,862

†	Non-income-earning security

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $164,900,485 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$58,250,533
Gross unrealized depreciation	(5,623,703)

Net unrealized appreciation	$52,626,830

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

106	Wells Fargo Advantage Equity Gateway Funds	Statements of assets and liabilities—November 30, 2013 (unaudited)

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$334,001,637	$152,315,144
In affiliated securities, at value (see cost below)	16,519,640	5,224,757

Total investments, at value (see cost below)	350,521,277	157,539,901
Cash	0	0
Foreign currency, at value (see cost below)	0	0
Receivable for investments sold	0	210,527
Receivable for dividends	735,986	128,954
Receivable for securities lending income	3,790	1,130
Prepaid expenses and other assets	1,817	788

Total assets	351,262,870	157,881,300

Liabilities
Payable for investments purchased	0	249,277
Payable upon receipt of securities loaned	0	4,148,421
Payable for daily variation margin on open futures contracts	0	0
Advisory fee payable	191,820	72,151
Professional fees payable	16,632	19,112
Contingent tax liability	0	0
Accrued expenses and other liabilities	4,778	6,455

Total liabilities	213,230	4,495,416

Total net assets	$351,049,640	$153,385,884

Investments in unaffiliated securities (including securities on loan), at cost	$229,794,795	$104,838,269

Investments in affiliated securities, at cost	$16,519,640	$5,224,757

Total investments, at cost	$246,314,435	$110,063,026

Securities on loan, at value	$0	$4,055,923

Foreign currency, at cost	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2013 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	107

Emerging Growth Portfolio	Index Portfolio	International Growth Portfolio	International Value Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$1,217,490,452	$2,773,006,007	$149,055,032	$466,529,043	$99,489,473	$231,460,391	$202,101,755
45,044,489	79,059,831	6,859,247	12,090,564	4,905,357	22,271,311	15,425,560

1,262,534,941	2,852,065,838	155,914,279	478,619,607	104,394,830	253,731,702	217,527,315
0	24,610	0	0	0	68,396	0
0	0	114,497	7,563,642	0	0	0
5,072,716	687,657	1,216,929	0	0	3,250,935	71,635
1,018	6,084,107	163,571	1,321,318	155,945	64,718	115,502
104,730	4,536	7,239	16,945	1,732	11,503	13,602
10,524	14,289	1,924	13,359	1,761	2,034	2,912

1,267,723,929	2,858,881,037	157,418,439	487,534,871	104,554,268	257,129,288	217,730,966

4,704,890	0	2,068,091	0	0	2,301,740	879,783
31,741,350	9,164,555	765,419	9,341,704	2,575,400	12,598,600	8,987,147
0	4,430	0	0	0	0	0
802,493	200,707	109,465	341,611	55,975	157,968	138,030
10,510	13,867	16,685	18,477	17,825	18,817	18,704
0	0	45,316	0	0	0	0
10,623	23,878	26,362	0	7,481	10,211	9,440

37,269,866	9,407,437	3,031,338	9,701,792	2,656,681	15,087,336	10,033,104

$1,230,454,063	$2,849,473,600	$154,387,101	$477,833,079	$101,897,587	$242,041,952	$207,697,862

$798,977,657	$1,662,832,574	$113,387,594	$431,268,328	$82,169,991	$166,366,873	$147,320,398

$45,044,489	$69,826,099	$6,859,247	$12,090,564	$4,905,357	$22,271,311	$15,425,560

$844,022,146	$1,732,658,673	$120,246,841	$443,358,892	$87,075,348	$188,638,184	$162,745,958

$30,955,510	$8,899,585	$730,218	$8,854,230	$2,516,705	$12,245,453	$8,776,029

$0	$0	$114,739	$7,562,268	$0	$0	$0

The accompanying notes are an integral part of these financial statements.

108	Wells Fargo Advantage Equity Gateway Funds	Statements of operations—six months ended November 30, 2013 (unaudited)

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio	Emerging Growth Portfolio	Index Portfolio

Investment income
Dividends*	$3,520,363	$607,305	$612,385	$28,228,572
Income from affiliated securities	7,017	492	6,574	16,633
Securities lending income, net	6,223	7,309	387,518	31,800
Interest	0	0	0	612

Total investment income	3,533,603	615,106	1,006,477	28,277,617

Expenses
Advisory fee	1,104,441	484,377	4,453,275	1,129,369
Custody and accounting fees	12,835	12,716	34,439	71,777
Professional fees	23,928	23,046	30,372	38,378
Shareholder report expenses	790	2,877	970	5,411
Trustees’ fees and expenses	5,547	5,243	5,287	5,030
Other fees and expenses	5,868	3,796	12,801	29,732

Total expenses	1,153,409	532,055	4,537,144	1,279,697
Less: Fee waivers and/or expense reimbursements	0	(68,470)	0	0

Net expenses	1,153,409	463,585	4,537,144	1,279,697

Net investment income (loss)	2,380,194	151,521	(3,530,667)	26,997,920

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	21,465,517	6,521,085	89,132,120	(13,212,779)
Affiliated securities	0	0	0	(5,489,503)
Futures transactions	0	0	0	6,192,875

Net realized gain (losses) on investments	21,465,517	6,521,085	89,132,120	(12,509,407)

Net change in unrealized gains (losses) on:
Unaffiliated securities	13,685,125	17,953,571	184,460,846	283,715,260
Affiliated securities	0	0	0	8,471,069
Futures transactions	0	0	0	(1,487,605)

Net change in unrealized gains (losses) on investments	13,685,125	17,953,571	184,460,846	290,698,724

Net realized and unrealized gains (losses) on investments	35,150,642	24,474,656	273,592,966	278,189,317

Net increase in net assets resulting from operations	$37,530,836	$24,626,177	$270,062,299	$305,187,237

* Net of foreign dividend withholding taxes in the amount of	$4,015	$0	$0	$8,705

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2013 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	109

International Growth Portfolio		International Value Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$971,778		$5,514,111	$835,741	$319,211	$2,042,480
1,739		1,456	779	3,472	2,669
22,359		150,739	12,873	178,893	90,742
0		418	0	0	0

995,876		5,666,724	849,393	501,576	2,135,891

611,832		1,895,654	322,545	858,468	829,713
82,746		69,717	5,634	12,831	17,363
23,378		26,252	22,561	21,886	22,580
211		2,783	1,895	824	3,030
4,419		4,244	3,767	5,071	4,399
15,338		22,677	3,230	4,176	4,704

737,924		2,021,327	359,632	903,256	881,789
0		0	0	0	0

737,924		2,021,327	359,632	903,256	881,789

257,952		3,645,397	489,761	(401,680)	1,254,102

3,220,646		4,561,826	5,946,885	14,912,362	15,007,141
0		0	0	0	0
0		0	0	0	0

3,220,646		4,561,826	5,946,885	14,912,362	15,007,141

14,254,583	[1]	45,940,372	6,127,552	25,744,178	13,426,498
0		0	0	0	0
0		0	0	0	0

14,254,583		45,940,372	6,127,552	25,744,178	13,426,498

17,475,229		50,502,198	12,074,437	40,656,540	28,433,639

$17,733,181		$54,147,595	$12,564,198	$40,254,860	$29,687,741

$59,849		$568,387	$5,309	$2,926	$0

1.	Net of foreign capital gains tax in the amount of $39,316.

The accompanying notes are an integral part of these financial statements.

110	Wells Fargo Advantage Equity Gateway Funds	Statements of changes in net assets

	C&B Large Cap Value Portfolio
	Six months ended November 30, 2013 (unaudited)	Year ended May 31, 2013

Operations
Net investment income	$2,380,194	$5,797,743
Net realized gains on investments	21,465,517	25,557,380
Net change in unrealized gains (losses) on investments	13,685,125	54,634,553

Net increase in net assets resulting from operations	37,530,836	85,989,676

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	20,925,715	19,812,149
Withdrawals	(54,561,450)	(83,570,402)

Net decrease in net assets resulting from capital share transactions	(33,635,735)	(63,758,253)

Total increase in net assets	3,895,101	22,231,423

Net assets
Beginning of period	347,154,539	324,923,116

End of period	$351,049,640	$347,154,539

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Equity Gateway Funds	111

	Diversified Large Cap Growth Portfolio
	Six months ended November 30, 2013 (unaudited)	Year ended May 31, 2013

Operations
Net investment income	$151,521	$768,223
Net realized gains on investments	6,521,085	15,571,692
Net change in unrealized gains (losses) on investments	17,953,571	11,859,205

Net increase in net assets resulting from operations	24,626,177	28,199,120

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	922,518	4,046,616
Withdrawals	(20,008,204)	(42,558,624)

Net decrease in net assets resulting from capital share transactions	(19,085,686)	(38,512,008)

Total increase (decrease) in net assets	5,540,491	(10,312,888)

Net assets
Beginning of period	147,845,393	158,158,281

End of period	$153,385,884	$147,845,393

The accompanying notes are an integral part of these financial statements.

112	Wells Fargo Advantage Equity Gateway Funds	Statements of changes in net assets

	Emerging Growth Portfolio
	Six months ended November 30, 2013 (unaudited)	Year ended May 31, 2013

Operations
Net investment loss	$(3,530,667)	$(4,657,230)
Net realized gains on investments	89,132,120	8,468,821
Net change in unrealized gains (losses) on investments	184,460,846	182,265,995

Net increase in net assets resulting from operations	270,062,299	186,077,586

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	30,984,030	43,331,221
Withdrawals	(116,464,343)	(182,428,836)

Net decrease in net assets resulting from capital share transactions	(85,480,313)	(139,097,615)

Total increase in net assets	184,581,986	46,979,971

Net assets
Beginning of period	1,045,872,077	998,892,106

End of period	$1,230,454,063	$1,045,872,077

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Equity Gateway Funds	113

	Index Portfolio
	Six months ended November 30, 2013 (unaudited)	Year ended May 31, 2013

Operations
Net investment income	$26,997,920	$55,499,759
Net realized gains (losses) on investments	(12,509,407)	84,257,080
Net change in unrealized gains (losses) on investments	290,698,724	466,355,999

Net increase in net assets resulting from operations	305,187,237	606,112,838

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	58,471,795	103,522,576
Withdrawals	(127,074,546)	(480,245,028)

Net decrease in net assets resulting from capital share transactions	(68,602,751)	(376,722,452)

Total increase in net assets	236,584,486	229,390,386

Net assets
Beginning of period	2,612,889,114	2,383,498,728

End of period	$2,849,473,600	$2,612,889,114

The accompanying notes are an integral part of these financial statements.

114	Wells Fargo Advantage Equity Gateway Funds	Statements of changes in net assets

	International Growth Portfolio
	Six months ended November 30, 2013 (unaudited)	Year ended May 31, 2013

Operations
Net investment income	$257,952	$1,895,888
Net realized gains on investments	3,220,646	8,384,099
Net change in unrealized gains (losses) on investments	14,254,583	20,174,725

Net increase in net assets resulting from operations	17,733,181	30,454,712

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	8,194,851	29,169,783 [1]
Withdrawals	(9,935,671)	(29,751,222)

Net decrease in net assets resulting from capital share transactions	(1,740,820)	(581,439)

Total increase in net assets	15,992,361	29,873,273

Net assets
Beginning of period	138,394,740	108,521,467

End of period	$154,387,101	$138,394,740

1.	Amount includes $22,586,786 related to an acquisition during the period. See Notes to Financial Statements for a discussion of the acquisition.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Equity Gateway Funds	115

	International Value Portfolio
	Six months ended November 30, 2013 (unaudited)	Year ended May 31, 2013

Operations
Net investment income	$3,645,397	$11,001,522
Net realized gains (losses) on investments	4,561,826	(3,085,904)
Net change in unrealized gains (losses) on investments	45,940,372	80,132,934

Net increase in net assets resulting from operations	54,147,595	88,048,552

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	12,384,981	74,737,541 [1]
Withdrawals	(11,430,349)	(29,346,621)

Net increase in net assets resulting from capital share transactions	954,632	45,390,920

Total increase in net assets	55,102,227	133,439,472

Net assets
Beginning of period	422,730,852	289,291,380

End of period	$477,833,079	$422,730,852

1.	Amount includes $22,429,789 related to an acquisition during the period. See Notes to Financial Statements for a discussion of the acquisition.

The accompanying notes are an integral part of these financial statements.

116	Wells Fargo Advantage Equity Gateway Funds	Statements of changes in net assets

	Large Company Value Portfolio
	Six months ended November 30, 2013 (unaudited)	Year ended May 31, 2013

Operations
Net investment income	$489,761	$848,345
Net realized gains on investments	5,946,885	8,490,528
Net change in unrealized gains (losses) on investments	6,127,552	6,509,832

Net increase in net assets resulting from operations	12,564,198	15,848,705

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	552,049	51,038,318	[1]
Withdrawals	(9,624,252)	(21,361,580)

Net increase (decrease) in net assets resulting from capital share transactions	(9,072,203)	29,676,738

Total increase in net assets	3,491,995	45,525,443

Net assets
Beginning of period	98,405,592	52,880,149

End of period	$101,897,587	$98,405,592

1.	Amount includes $50,059,057 related to an acquisition during the period. See Notes to Financial Statements for a discussion of the acquisition.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Equity Gateway Funds	117

	Small Company Growth Portfolio
	Six months ended November 30, 2013 (unaudited)	Year ended May 31, 2013

Operations
Net investment loss	$(401,680)	$(28,119)
Net realized gains on investments	14,912,362	14,699,969
Net change in unrealized gains (losses) on investments	25,744,178	28,484,637

Net increase in net assets resulting from operations	40,254,860	43,156,487

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	36,159,000	64,117,058
Withdrawals	(30,857,904)	(73,747,010)

Net increase (decrease) in net assets resulting from capital share transactions	5,301,096	(9,629,952)

Total increase in net assets	45,555,956	33,526,535

Net assets
Beginning of period	196,485,996	162,959,461

End of period	$242,041,952	$196,485,996

The accompanying notes are an integral part of these financial statements.

118	Wells Fargo Advantage Equity Gateway Funds	Statements of changes in net assets

	Small Company Value Portfolio
	Six months ended November 30, 2013 (unaudited)	Year ended May 31, 2013

Operations
Net investment income	$1,254,102	$1,093,425
Net realized gains on investments	15,007,141	13,278,991
Net change in unrealized gains (losses) on investments	13,426,498	36,327,755

Net increase in net assets resulting from operations	29,687,741	50,700,171

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	10,845,252	40,236,818 [1]
Withdrawals	(36,672,386)	(86,362,160)

Net decrease in net assets resulting from capital share transactions	(25,827,134)	(46,125,342)

Total increase in net assets	3,860,607	4,574,829

Net assets
Beginning of period	203,837,255	199,262,426

End of period	$207,697,862	$203,837,255

1.	Amount includes $14,416,889 related to an acquisition during the period. See Notes to Financial Statements for a discussion of the acquisition.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Equity Gateway Funds	119

	Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate
	Net investment income (loss)	Gross expenses	Net expenses

C&B Large Cap Value Portfolio
June 1, 2013 to November 30, 2013 (unaudited)	1.40%	0.68%	0.68%	11.52%	11%
June 1, 2012 to May 31, 2013	1.73%	0.68%	0.68%	29.30%	18%
June 1, 2011 to May 31, 2012	1.81%	0.68%	0.68%	(4.61)%	21%
October 1, 2010 to May 31, 2011[2]	1.27%	0.67%	0.67%	18.08%	17%
October 1, 2009 to September 30, 2010	1.40%	0.70%	0.68%	7.49%	13%
October 1, 2008 to September 30, 2009	2.19%	0.73%	0.64%	(5.53)%	28%
October 1, 2007 to September 30, 2008	1.71%	0.73%	0.68%	(20.18)%	21%

Diversified Large Cap Growth Portfolio
June 1, 2013 to November 30, 2013 (unaudited)	0.20%	0.71%	0.62%	17.80%	28%
June 1, 2012 to May 31, 2013	0.51%	0.71%	0.62%	20.30%	56%
June 1, 2011 to May 31, 2012	0.24%	0.71%	0.62%	1.26%	79%
October 1, 2010 to May 31, 2011[2,3]	0.40%	0.69%	0.62%	22.78%	101%
October 1, 2009 to September 30, 2010[3]	0.66%	0.70%	0.62%	7.51%	11%
October 1, 2008 to September 30, 2009[3]	0.97%	0.70%	0.62%	3.31%	13%
October 1, 2007 to September 30, 2008[3]	0.48%	0.68%	0.67%	(22.59)%	7%

Emerging Growth Portfolio
June 1, 2013 to November 30, 2013 (unaudited)	(0.62)%	0.80%	0.80%	27.20%	33%
June 1, 2012 to May 31, 2013	(0.47)%	0.80%	0.80%	20.53%	65%
June 1, 2011 to May 31, 2012	(0.57)%	0.80%	0.80%	(4.83)%	75%
October 1, 2010 to May 31, 2011[2]	(0.77)%	0.94%	0.91%	37.91%	59%
October 1, 2009 to September 30, 2010	(0.66)%	1.02%	0.94%	20.49%	97%
October 1, 2008 to September 30, 2009	(0.53)%	0.94%	0.91%	(5.70)%	147%
October 1, 2007 to September 30, 2008	(0.49)%	0.93%	0.92%	(30.95)%	191%
October 1, 2007 to September 30, 2008	(0.49)%	0.93%	0.92%	(30.95)%	191%

Index Portfolio
June 1, 2013 to November 30, 2013 (unaudited)	2.02%	0.10%	0.10%	11.86%	3%
June 1, 2012 to May 31, 2013	2.20%	0.09%	0.09%	27.22%	4%
June 1, 2011 to May 31, 2012	2.09%	0.10%	0.10%	0.52%	9%
October 1, 2010 to May 31, 2011[2]	1.93%	0.10%	0.10%	19.39%	3%
October 1, 2009 to September 30, 2010	2.01%	0.10%	0.10%	9.97%	22%
October 1, 2008 to September 30, 2009	2.61%	0.12%	0.10%	(7.00)%	10%
October 1, 2007 to September 30, 2008	2.07%	0.11%	0.11%	(22.28)%	5%

International Growth Portfolio
June 1, 2013 to November 30, 2013 (unaudited)	0.36%	1.03%	1.03%	12.75%	22%
June 1, 2012 to May 31, 2013	1.63%	1.04%	1.04%	30.34%	46%
June 1, 2011 to May 31, 2012	2.04%	0.97%	0.90%	(9.44)%	69%
October 1, 2010 to May 31, 2011[2]	1.62%	1.10%	1.10%	14.50%	53%
October 1, 2009 to September 30, 2010	0.89%	1.42%	1.20%	3.25%	89%
October 1, 2008 to September 30, 2009	1.71%	1.14%	1.11%	6.23%	95%
October 1, 2007 to September 30, 2008	1.17%	1.08%	1.05%	(28.68)%	57%

International Value Portfolio
June 1, 2013 to November 30, 2013 (unaudited)	1.63%	0.91%	0.91%	12.69%	6%
June 1, 2012 to May 31, 2013	3.04%	0.91%	0.91%	29.45%	16%
June 1, 2011 to May 31, 2012	3.44%	0.91%	0.85%	(21.07)%	9%
October 1, 2010 to May 31, 2011[2]	3.14%	0.94%	0.94%	14.00%	16%
October 1, 2009 to September 30, 2010	2.41%	1.20%	1.06%	0.92%	27%
October 1, 2008 to September 30, 2009	2.72%	1.08%	1.03%	5.26%	41%
October 1, 2007 to September 30, 2008	3.68%	1.07%	1.01%	(34.21)%	23%

Please see footnotes on page 120.

The accompanying notes are an integral part of these financial statements.

120	Wells Fargo Advantage Equity Gateway Funds	Financial highlights

	Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate
	Net investment income (loss)	Gross expenses	Net expenses

Large Company Value Portfolio
June 1, 2013 to November 30, 2013 (unaudited)	0.99%	0.72%	0.72%	13.38%	36%
June 1, 2012 to May 31, 2013	1.49%	0.78%	0.74%	28.91%	95%
June 1, 2011 to May 31, 2012	1.67%	0.77%	0.74%	(6.06)%	104%
October 1, 2010 to May 31, 2011[2]	1.58%	0.78%	0.74%	21.46%	38%
October 1, 2009 to September 30, 2010	1.73%	0.73%	0.72%	7.02%	46%
October 1, 2008 to September 30, 2009	2.69%	0.75%	0.69%	(9.66)%	11%
October 1, 2007 to September 30, 2008	2.16%	0.75%	0.57%	(23.18)%	8%

Small Company Growth Portfolio
June 1, 2013 to November 30, 2013 (unaudited)	(0.37)%	0.84%	0.84%	20.63%	51%
June 1, 2012 to May 31, 2013	(0.02)%	0.86%	0.86%	31.39%	109%
June 1, 2011 to May 31, 2012	(0.12)%	0.83%	0.83%	(10.75)%	107%
October 1, 2010 to May 31, 2011[2]	(0.42)%	0.83%	0.83%	39.64%	70%
October 1, 2009 to September 30, 2010	(0.48)%	0.87%	0.86%	15.25%	129%
October 1, 2008 to September 30, 2009	(0.53)%	0.89%	0.87%	1.75%	169%
October 1, 2007 to September 30, 2008	(0.53)%	0.89%	0.89%	(27.50)%	150%

Small Company Value Portfolio
June 1, 2013 to November 30, 2013 (unaudited)	1.21%	0.85%	0.85%	15.59%	25%
June 1, 2012 to May 31, 2013	0.58%	0.85%	0.85%	30.76%	57%
June 1, 2011 to May 31, 2012	0.69%	0.84%	0.84%	(7.17)%	60%
October 1, 2010 to May 31, 2011[2]	1.60%	0.84%	0.84%	26.72%	47%
October 1, 2009 to September 30, 2010	0.31%	0.89%	0.89%	16.38%	60%
October 1, 2008 to September 30, 2009	1.16%	0.90%	0.88%	(6.28)%	99%
October 1, 2007 to September 30, 2008	1.02%	0.90%	0.89%	(22.01)%	82%

1.	Returns for periods of less than one year are not annualized.

2.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

3.	After the close of business on January 28, 2011, the Diversified Large Cap Growth Portfolio acquired the net assets of Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio and Wells Fargo Advantage Large Company Growth Portfolio. Wells Fargo Advantage Large Company Growth Portfolio became the accounting and performance survivor in the transaction. The information for the periods prior to January 31, 2011 is that of the Wells Fargo Advantage Large Company Growth Portfolio.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Equity Gateway Funds	121

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following portfolios: the Wells Fargo Advantage C&B Large Cap Value Portfolio (“C&B Large Cap Value Portfolio”), the Wells Fargo Advantage Diversified Large Cap Growth Portfolio (“Diversified Large Cap Growth Portfolio”), the Wells Fargo Advantage Emerging Growth Portfolio (“Emerging Growth Portfolio”), the Wells Fargo Advantage Index Portfolio (“Index Portfolio”), the Wells Fargo Advantage International Growth Portfolio (“International Growth Portfolio”), the Wells Fargo Advantage International Value Portfolio (“International Value Portfolio”), the Wells Fargo Advantage Large Company Value Portfolio (“Large Company Value Portfolio”), the Wells Fargo Advantage Small Company Growth Portfolio (“Small Company Growth Portfolio”), and the Wells Fargo Advantage Small Company Value Portfolio (“Small Company Value Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds and other master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolios’ Valuation Procedures.

The values of securities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolios are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On November 30, 2013, such fair value pricing was not used in pricing foreign securities.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

122	Wells Fargo Advantage Equity Gateway Funds	Notes to financial statements (unaudited)

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolios are maintained in U.S. dollars. The value of other assets and liabilities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios receive collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolios on the next business day. In a securities lending transaction, the net asset value of the Portfolios will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolios fluctuate from time to time, In the event of default or bankruptcy by the borrower, the Portfolios may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolios have the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statements of Operations.

Futures contracts

Each Portfolio may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Notes to financial statements (unaudited)	Wells Fargo Advantage Equity Gateway Funds	123

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

124	Wells Fargo Advantage Equity Gateway Funds	Notes to financial statements (unaudited)

As of November 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
C&B Large Cap Value Portfolio

Equity securities
Common stocks	$326,379,392	$6,077,001	$0	$332,456,393
Preferred stocks	0	1,545,244	0	1,545,244

Short-term investments
Investment companies	16,519,640	0	0	16,519,640
Total	$342,899,032	$7,622,245	$0	$350,521,277
Diversified Large Cap Growth Portfolio

Equity securities
Common stocks	$152,315,144	$0	$0	$152,315,144

Short-term investments
Investment companies	1,076,336	4,148,421	0	5,224,757
Total	$153,391,480	$4,148,421	$0	$157,539,901
Emerging Growth Portfolio

Equity securities
Common stocks	$1,217,490,452	$0	$0	$1,217,490,452

Short-term investments
Investment companies	13,303,139	31,741,350	0	45,044,489
Total	$1,230,793,591	$31,741,350	$0	$1,262,534,941
Index Portfolio

Equity securities
Common stocks	$2,807,726,588	$0	$0	$2,807,726,588

Short-term investments
Investment companies	32,725,140	9,164,555	0	41,889,695
U.S. Treasury securities	699,994	1,749,561	0	2,449,555
Total	$2,841,151,722	$10,914,116	$0	$2,852,065,838
International Growth Portfolio

Equity securities
Common stocks	$146,205,671	$25,468	$0	$146,231,139
Participatory notes	0	573,788	0	573,788
Preferred stocks	2,250,105	0	0	2,250,105

Short-term investments
Investment companies	6,093,828	765,419	0	6,859,247
Total	$154,549,604	$1,364,675	$0	$155,914,279
International Value Portfolio

Equity securities
Common stocks	$458,406,633	$5,026,282	$0	$463,432,915
Preferred stocks	3,096,128	0	0	3,096,128

Short-term investments
Investment companies	2,748,860	9,341,704	0	12,090,564
Total	$464,251,621	$14,367,986	$0	$478,619,607

Notes to financial statements (unaudited)	Wells Fargo Advantage Equity Gateway Funds	125

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Large Company Value Portfolio

Equity securities
Common stocks	$99,489,473	$0	$0	$99,489,473

Short-term investments
Investment companies	2,329,957	2,575,400	0	4,905,357
Total	$101,819,430	$2,575,400	$0	$104,394,830
Small Company Growth Portfolio

Equity securities
Common stocks	$231,460,391	$0	$0	$231,460,391

Short-term investments
Investment companies	9,672,711	12,598,600	0	22,271,311
Total	$241,133,102	$12,598,600	$0	$253,731,702
Small Company Value Portfolio

Equity securities
Common stocks	$202,090,977	$0	$0	$202,090,977
Warrants	0	10,778	0	10,778

Short-term investments
Investment companies	6,438,413	8,987,147	0	15,425,560
Total	$208,529,390	$8,997,925	$0	$217,527,315

As of November 30, 2013, the inputs used in valuing each Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Future contracts	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Index Portfolio	$1,280,490+	$0	$0	$1,280,490

+	Amount represents the net unrealized gains.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended November 30, 2013, the Portfolios did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Portfolios.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management for the Portfolios. Funds Management has engaged WellsCap (an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo), Peregrine Capital Management, Inc. (an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo), Artisan Partners Limited Partnership, Cooke & Bieler, L.P., Golden Capital Management, LLC (an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo), LSV Asset Management and Phocas Financial Corporation as subadvisers.

126	Wells Fargo Advantage Equity Gateway Funds	Notes to financial statements (unaudited)

The fees for sub-advisory services are borne by Funds Management. The subadvisers are each entitled to receive from Funds Management an annual subadvisory fee which is calculated based on the average daily net assets of each Portfolio.

The annual advisory and subadvisory fee rates for each Portfolio is as follows:

	Advisory fee		Effective rate for the six months ended November 30, 2013	Subadviser	Subadvisory fee
	starting at	declining to			starting at	declining to
C&B Large Cap Value Portfolio	0.65%	0.55%	0.65%	Cooke & Bieler, L.P.	0.38%	0.30%
Diversified Large Cap Growth Portfolio	0.65%	0.55%	0.65%	WellsCap	0.30%	0.20%
Emerging Growth Portfolio	0.80%[1]	0.68%[1]	0.78%	WellsCap	0.55%	0.40%
Index Portfolio	0.10%	0.05%	0.08%	Golden Capital Management, LLC	0.05%	0.02%
International Growth Portfolio	0.85%	0.70%	0.85%	Artisan Partners Limited Partnership	0.80%	0.50%
International Value Portfolio	0.85%	0.70%	0.85%	LSV Asset Management	0.35%	0.30%
Large Company Value Portfolio	0.65%	0.55%	0.65%	Phocas Financial Corporation	0.29%	0.20%
Small Company Growth Portfolio	0.80%[1]	0.68%[1]	0.80%	Peregrine Capital Management, Inc.	0.50%	0.45%
Small Company Value Portfolio	0.80%[1]	0.68%[1]	0.80%	Peregrine Capital Management, Inc.	0.45%	0.40%

1.	Prior to July 1, 2013, Funds Management received an annual advisory fee which started at 0.80% and declined to 0.70% as the average daily net assets of the Portfolio increased.

Funds Management has voluntarily waived its advisory fee and/or reimbursed expenses to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities, for the six months ended November 30, 2013 were as follows:

	Purchases at cost	Sales proceeds
C&B Large Cap Value Portfolio	$36,671,105	$80,038,855
Diversified Large Cap Growth Portfolio	41,688,955	60,426,571
Emerging Growth Portfolio	367,162,900	451,967,497
Index Portfolio	67,375,415	74,393,351
International Growth Portfolio	30,252,427	32,416,207
International Value Portfolio	32,477,956	25,273,270
Large Company Value Portfolio	34,846,395	44,214,455
Small Company Growth Portfolio	107,828,070	104,700,905
Small Company Value Portfolio	50,499,950	76,509,569

6. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2013, Index Portfolio used uninvested cash to enter into futures contracts to gain market exposure.

Notes to financial statements (unaudited)	Wells Fargo Advantage Equity Gateway Funds	127

At November 30, 2013, Index Portfolio had long futures contracts outstanding as follows:

	Expiration date	Contracts	Type	Contract value at November 30, 2013	Unrealized gains
Index Portfolio	12-19-2013	92 Long	S&P 500 Index	$41,494,300	$1,280,490

Index Portfolio had an average notional amount of $45,194,517 in long futures contracts outstanding during the six months ended November 30, 2013.

The payable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the Statements of Operations.

For certain types of derivative transactions, the Portfolios have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows each Portfolio to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded. Cash collateral that has been pledged to cover obligations of each Portfolio under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in each Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between each Portfolio and the applicable counterparty. As of November 30, 2013, the Porfolios have transactions subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

	Gross amounts of liabilities in the Statements of Assets and Liabilities	Amounts subject to netting arrangements	Collateral	Net amount (not less than $0)
Index Portfolio
Futures - variation margin	$4,430	$0	$2,449,555	$0

7. ACQUISITIONS

After the close of business on April 19, 2013, International Growth Portfolio acquired the net assets of Wells Fargo Advantage International Index Portfolio. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. The investment portfolio of Wells Fargo Advantage International Index Portfolio with a fair value of $22,535,457, identified cost of $21,854,655, and unrealized gains of $680,802 at April 19, 2013 were the principal assets acquired by International Growth Portfolio. For financial reporting purposes, assets received by International Growth Portfolio was recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage International Index Portfolio was carried forward to align ongoing reporting of International Growth Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed June 1, 2012, the beginning of the annual reporting period for International Growth Portfolio, the pro forma results of operations for the year ended May 31, 2013 would have been:

Net investment income	$2,276,123
Net realized and unrealized gains (losses) on investments	$31,301,977
Net increase in net assets resulting from operations	$33,578,100

After the close of business on April 19, 2013, International Value Portfolio acquired the net assets of Wells Fargo Advantage International Equity Portfolio. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. The investment portfolio of Wells Fargo Advantage International Equity Portfolio with a fair value of $22,369,294, identified cost of $22,824,592 and unrealized losses of $455,298 at April 19, 2013 were

128	Wells Fargo Advantage Equity Gateway Funds	Notes to financial statements (unaudited)

the principal assets acquired by International Value Portfolio. For financial reporting purposes, assets received by International Value Portfolio were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage International Equity Portfolio was carried forward to align ongoing reporting of International Value Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed June 1, 2012, the beginning of the annual reporting period for International Value Portfolio, the pro forma results of operations for the year ended May 31, 2013 would have been:

Net investment income	$21,429,816
Net realized and unrealized gains (losses) on investments	$71,515,531
Net increase in net assets resulting from operations	$92,945,347

After the close of business on April 19, 2013, Large Company Value Portfolio acquired the net assets of Wells Fargo Advantage Equity Value Portfolio. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. The investment portfolio of Wells Fargo Advantage Equity Value Portfolio with a fair value of $49,782,607, identified cost of $48,925,675 and unrealized gains of $856,932 at April 19, 2013 were the principal assets acquired by Large Company Value Portfolio. For financial reporting purposes, assets received by Large Company Value Portfolio were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage Equity Value Portfolio was carried forward to align ongoing reporting of Large Company Value Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed June 1, 2012, the beginning of the annual reporting period for Large Company Value Portfolio, the pro forma results of operations for the year ended May 31, 2013 would have been:

Net investment loss	$(3,466,147)
Net realized and unrealized gains (losses)on investments	$21,864,877
Net increase in net assets resulting from operations	$18,218,730

After the close of business on April 19, 2013, Small Company Value Portfolio acquired the net assets of Wells Fargo Advantage Small Cap Value Portfolio. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. The investment portfolio of Wells Fargo Advantage Small Cap Value Portfolio with a fair value of $14,404,707 , identified cost of $14,875,954, and unrealized losses of $471,247, at April 19, 2013, were the principal assets acquired by Small Company Value Portfolio. For financial reporting purposes, assets received by Small Company Value Portfolio were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage Small Cap Value Portfolio was carried forward to align ongoing reporting of Small Company Value Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisitions had been completed June 1, 2012, the beginning of the annual reporting period for Small Company Value Portfolio, the pro forma results of operations for the year ended May 31, 2013 would have been

Net investment income	$1,370,856
Net realized and unrealized gains (losses) on investments	$53,680,718
Net increase in net assets resulting from operations	$55,051,574

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. Portfolios that invest a substantial portion of their assets in a sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Equity Gateway Funds	129

TAX INFORMATION

Pursuant to Section 853 of the Internal Revenue Code, the International Value Fund designated the following amounts as foreign taxes paid for the fiscal year ended May 31, 2013. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$804,891	$0.02815	84.32%

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available without charge on the website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

130	Wells Fargo Advantage Equity Gateway Funds	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 131 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Equity Gateway Funds	131

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of International Value Fund, International Growth Portfolio, and International Value Portfolio and Assistant Treasurer of the remaining funds in this shareholder report. In addition, Jeremy DePalma acts as Treasurer of 55 other funds and Assistant Treasurer of 60 other funds in the Fund Complex. Nancy Wiser serves as Treasurer of the remaining funds in this shareholder report as well as 60 other funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

132	Wells Fargo Advantage Equity Gateway Funds	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

221300 01-14 SEGF/SAR111 11-13

Wells Fargo Advantage Income Funds

Semi-Annual Report

November 30, 2013

■	Wells Fargo Advantage Core Bond Fund
■	Wells Fargo Advantage Inflation-Protected Bond Fund

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The views expressed and any forward-looking statements are as of November 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Funds disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Income Funds	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Fixed-income markets shifted significantly during the period as economic optimism surged in May and June 2013 and the Federal Reserve (Fed) announced intentions to taper its quantitative easing programs later in the year. This spurred a rally in equities but also a rise in U.S. Treasury yields.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Income Funds for the six-month period that ended November 30, 2013. Fixed-income markets shifted significantly during the period as economic optimism surged in May and June 2013 and the Federal Reserve (Fed) announced intentions to taper its quantitative easing programs later in the year. This spurred a rally in equities but also a rise in U.S. Treasury yields. Most investment-grade bond sectors correspondingly experienced price declines and rising yields during much of 2013. Below investment-grade securities tended to perform better as their higher yield spreads (“spreads” are the amount of extra yield over an equivalent U.S. Treasury security’s yield) cushioned some of the yield increases from the Treasury markets and then rallied later in the period. Structured products (such as asset-backed and mortgage-backed securities) generally protected their pricing better, particularly U.S. commercial mortgage-backed securities. On the whole, structured product sectors generally provided modestly positive returns, but investment-grade corporate bonds and U.S. Treasuries declined in value during the period.

The return of economic optimism in 2013 led to declines in bond prices as yields rose higher.

Before the period began, U.S. Treasury yields initially began to rise higher in the early months of 2013, driven by optimistic expectations for a strengthening U.S. economy. Consequently, fixed-income security yields shifted higher and prices declined across much of the U.S. investment-grade bond sector. However, investment-grade fixed-income markets rebounded when equity market exuberance was reined in by some sobering mixed economic indicators in subsequent months. By May 2013, economic exuberance returned powerfully, driving equities higher and bond prices lower—this trend carried into June 2013, the opening month of the reporting period.

The month of May 2013 turned in the largest monthly losses across the investment-grade bond markets in nearly five years. Unfortunately, the month of June 2013 was nearly as bad—it became the second-largest monthly price correction in investment-grade fixed income in nearly five years. The depreciating trends for bonds deepened in mid-June 2013 on comments from Fed Chairman Bernanke that tapering of the Fed’s bond-buying programs may begin later in the year and that the programs may end completely around mid-2014. For the last two weeks of June 2013, that debate appeared to play out daily, as volatility buffeted both the equity and bond markets, finally capitulating to yet another sustained rally in equities and a modest retreat in bond prices. High-yield bonds posted their worst monthly return of the year in June 2013 and investment grade securities had their largest quarterly decline in nine years during the second quarter.

In July and August 2013, equity exuberance quieted a bit and fixed-income markets stabilized. Returns were more mixed, with slightly negative returns in the highest-quality securities with modestly positive returns in the lowest-rated credit tiers. In September and October 2013, investment-grade and high-yield bond markets began generating positive returns yet again, as the Fed backtracked on its intentions to taper quantitative easing, postponing it until 2014 at the earliest. Bond markets rallied on the news through October 2013 before finally correcting again in November 2013 on strengthening employment figures.

Letter to shareholders (unaudited)	Wells Fargo Advantage Income Funds	3

On the whole, the declines in bond prices during June and August 2013 culminated in slightly negative returns across the investment-grade markets during the full period, despite some positive returns during September and October 2013. Thus, the theme for the period was a persistent increase in U.S. Treasury yields that pressured fixed-income security prices before relaxing in September and October 2013. Investment-grade securities generally declined, while lower-rated securities benefited from yield cushioning and a stronger investor appetite for equity-correlated returns.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The theme for the period was a persistent increase in U.S. Treasury yields that pressured fixed-income security prices before relaxing in September and October 2013. Investment-grade securities generally declined, while lower-rated securities benefited from yield cushioning and a stronger investor appetite for equity-correlated returns.

4	Wells Fargo Advantage Income Funds	Performance highlights (unaudited)

Wells Fargo Advantage Core Bond Fund1

Investment objective

The Fund seeks total return, consisting of income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser for master portfolio

Wells Capital Management Incorporated

Portfolio managers

Troy Ludgood

Thomas O’Connor, CFA

Average annual total returns2 (%) as of November 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (MBFAX)	10-31-2001	(6.11)	5.94	4.54	(1.69)	6.92	5.02	0.85	0.78
Class B (MBFBX)*	10-31-2001	(7.43)	5.73	4.42	(2.43)	6.05	4.42	1.60	1.53
Class C (MBFCX)	10-31-2001	(3.45)	6.04	4.20	(2.45)	6.04	4.20	1.60	1.53
Class R (WTRRX)	7-9-2010	–	–	–	(1.93)	6.58	4.77	1.10	1.03
Class R4 (MBFRX)	11-30-2012	–	–	–	(1.43)	7.15	5.33	0.62	0.52
Class R6 (WTRIX)	11-30-2012	–	–	–	(1.29)	7.27	5.44	0.47	0.37
Administrator Class (MNTRX)	6-30-1997	–	–	–	(1.61)	6.97	5.16	0.79	0.70
Institutional Class (MBFIX)	10-31-2001	–	–	–	(1.41)	7.24	5.43	0.52	0.42
Investor Class (WTRZX)	4-8-2005	–	–	–	(1.71)	6.81	4.95	0.88	0.81
Barclays U.S. Aggregate Bond Index[5]	–	–	–	–	(1.61)	5.33	4.71	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Income Funds	5

Wells Fargo Advantage Core Bond Fund (continued)

Ten largest long-term holdings[6] (%) as of November 30, 2013
U.S. Treasury Note, 0.63%, 11-15-2016	4.52
U.S. Treasury Note, 3.13%, 4-30-2017	2.86
U.S. Treasury Note, 0.38%, 8-31-2015	2.45
U.S. Treasury Note, 0.63%, 10-15-2016	2.06
GNMA, 4.00%, 1-1-2044	1.50
FHLMC, 4.00%, 6-1-2042	1.43
FNMA Series 2012-130 Class DC, 3.00%, 12-25-2042	1.23
GNMA, 4.50%, 12-1-2043	1.15
U.S. Treasury Note, 0.63%, 8-15-2016	1.14
FNMA, 3.50%, 9-1-2042	1.08

Portfolio allocation[7] as of November 30, 2013

1.	The Fund is a gateway feeder fund that invests all of its assets in a single master portfolio of the Wells Fargo Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

2.	Historical performance shown for Class R4 shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R4 shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class R and Investor Class shares prior to their inception reflects the performance of Administrator Class shares, adjusted to reflect the higher expenses applicable to Class R and Investor Class shares. Effective June 20, 2008, Class Z was renamed Investor Class and modified to assume the features and attributes of the Investor Class.

3.	Reflects the expense ratios as stated in the most recent prospectuses.

4.	The Adviser has committed through September 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio are included in the cap. Without this cap, the Fund’s returns would have been lower.

5.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays U.S. Government/Credit Index and the Barclays U.S. Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

6.	The ten largest long-term holdings are calculated based on the value of the securities of the master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

7.	Portfolio allocation is subject to change and represents the portfolio allocation of the master portfolio which is calculated based on the total long-term investments of the master portfolio.

6	Wells Fargo Advantage Income Funds	Performance highlights (unaudited)

Wells Fargo Advantage Inflation-Protected Bond Fund1

Investment objective

The Fund seeks returns that exceed the rate of inflation over the long-term.

Adviser

Wells Fargo Funds Management, LLC

Subadviser for master portfolio

Wells Capital Management Incorporated

Portfolio managers

Michael J. Bray, CFA Jay N. Mueller, CFA

Average annual total returns (%) as of November 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (IPBAX)	2-28-2003	(12.68)	5.00	3.75	(8.56)	5.97	4.23	1.14	0.85
Class B (IPBBX)*	2-28-2003	(14.22)	4.94	3.70	(9.22)	5.27	3.70	1.89	1.60
Class C (IPBCX)	2-28-2003	(10.28)	5.26	3.48	(9.28)	5.26	3.48	1.89	1.60
Administrator Class (IPBIX)	2-28-2003	–	–	–	(8.36)	6.30	4.50	1.08	0.60
Barclays U.S. Treasury Inflation-Protected Securities Index[4]	–	–	–	–	(7.85)	6.97	5.11	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The principal value of and interest payments on inflation-protected debt securities tend to fall with the rate of inflation. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage Income Funds	7

Wells Fargo Advantage Inflation-Protected Bond Fund (continued)

Ten largest long-term holdings[5] (%) as of November 30, 2013
TIPS, 0.13%, 4-15-2017	5.91
TIPS, 0.13%, 1-15-2022	5.88
TIPS, 0.13%, 4-15-2016	5.53
TIPS, 1.13%, 1-15-2021	5.45
TIPS, 0.63%, 7-15-2021	5.16
TIPS, 0.13%, 7-15-2022	4.87
TIPS, 1.25%, 7-15-2020	4.51
TIPS, 0.13%, 1-15-2023	3.81
TIPS, 2.38%, 1-15-2025	3.74
TIPS, 1.38%, 7-15-2018	3.39

Effective maturity distribution[6] as of November 30, 2013

1.	The Fund is a gateway feeder fund that invests all of its assets in a single master portfolio of the Wells Fargo Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through September 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio are included in the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays U.S. Treasury Inflation-Protected Securities Index is an index of inflation-indexed linked U.S. Treasury securities. You cannot invest directly in an index.

5.	The ten largest long-term holdings are calculated based on the value of the securities of the master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Effective maturity represents the effective maturity of the master portfolio and is calculated based on the total long-term investments of the master portfolio. It is subject to change and may have changed since the date specified.

8	Wells Fargo Advantage Income Funds	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2013 to November 30, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Wells Fargo Advantage Core Bond Fund	Beginning account value 6-1-2013	Ending account value 11-30-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$992.33	$3.90	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.16	$3.95	0.78%
Class B
Actual	$1,000.00	$988.56	$7.63	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.40	$7.74	1.53%
Class C
Actual	$1,000.00	$988.47	$7.63	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.40	$7.74	1.53%
Class R
Actual	$1,000.00	$991.50	$5.14	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.22	1.03%
Class R4
Actual	$1,000.00	$994.01	$2.60	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.46	$2.64	0.52%
Class R6
Actual	$1,000.00	$994.78	$1.85	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.21	$1.88	0.37%

Please see footnote on page 9.

Fund expenses (unaudited)	Wells Fargo Advantage Income Funds	9

Wells Fargo Advantage Core Bond Fund	Beginning account value 6-1-2013	Ending account value 11-30-2013	Expenses paid during the period¹	Net annual expense ratio
Administrator Class
Actual	$1,000.00	$993.14	$3.50	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.56	$3.55	0.70%
Institutional Class
Actual	$1,000.00	$993.73	$2.10	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$2.13	0.42%
Investor Class
Actual	$1,000.00	$992.60	$4.05	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.01	$4.10	0.81%
Wells Fargo Advantage Inflation-Protected Bond Fund
Class A
Actual	$1,000.00	$958.19	$4.17	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$4.31	0.85%
Class B
Actual	$1,000.00	$955.10	$7.84	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.05	$8.09	1.60%
Class C
Actual	$1,000.00	$955.15	$7.84	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.05	$8.09	1.60%
Administrator Class
Actual	$1,000.00	$959.58	$2.95	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	$3.04	0.60%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

10	Wells Fargo Advantage Income Funds	Portfolio of investments—November 30, 2013 (unaudited)

CORE BOND FUND

Security name	Value

Investment Companies: 99.98%

Affiliated Master Portfolios: 99.98%
Wells Fargo Advantage Core Bond Portfolio	$2,538,750,734

Total Investment Companies (Cost $2,548,579,022)	2,538,750,734

Total investments in securities
(Cost $2,548,579,022) *	99.98%	2,538,750,734
Other assets and liabilities, net	0.02	610,253

Total net assets	100.00%	$2,539,360,987

*	Cost for federal income tax purposes is $2,556,293,093 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$0
Gross unrealized depreciation	(17,542,359)

Net unrealized depreciation	$(17,542,359)

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Income Funds	11

INFLATION-PROTECTED BOND FUND

Security name	Value

Investment Companies: 100.07%

Affiliated Master Portfolios: 100.07%
Wells Fargo Advantage Inflation-Protected Bond Portfolio	$37,650,474

Total Investment Companies (Cost $37,216,143)	37,650,474

Total investments in securities
(Cost $37,216,143) *	100.07%	37,650,474
Other assets and liabilities, net	(0.07)	(25,502)

Total net assets	100.00%	$37,624,972

*	Cost for federal income tax purposes is $37,087,193 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$563,281
Gross unrealized depreciation	0

Net unrealized appreciation	$563,281

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Income Funds	Statements of assets and liabilities—November 30, 2013 (unaudited)

	Core Bond Fund	Inflation-Protected Bond Fund

Assets
Investment in affiliated Master Portfolio, at value (see cost below)	$2,538,750,734	$37,650,474
Receivable for Fund shares sold	4,044,068	32,009
Receivable from administrator	155,261	12,624
Prepaid expenses and other assets	89,040	18,552

Total assets	2,543,039,103	37,713,659

Liabilities
Dividends payable	485,868	0
Payable for Fund shares redeemed	2,468,242	41,728
Distribution fees payable	67,178	7,016
Due to other related parties	314,660	6,470
Shareholder report expenses payable	0	16,891
Shareholder servicing fees payable	209,797	7,920
Professional fees payable	11,822	8,280
Accrued expenses and other liabilities	120,549	382

Total liabilities	3,678,116	88,687

Total net assets	$2,539,360,987	$37,624,972

NET ASSETS CONSIST OF
Paid-in capital	$2,630,558,648	$34,944,096
Undistributed net investment income	2,159,331	107,208
Accumulated net realized gains (losses) on investments	(83,528,704)	2,139,337
Net unrealized gains (losses) on investments	(9,828,288)	434,331

Total net assets	$2,539,360,987	$37,624,972

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$348,881,088	$19,886,181
Shares outstanding – Class A	27,209,866	1,915,671
Net asset value per share – Class A	$12.82	$10.38
Maximum offering price per share – Class A2	$13.42	$10.87
Net assets – Class B	$5,930,808	$309,320
Shares outstanding – Class B	463,915	30,162
Net asset value per share – Class B	$12.78	$10.26
Net assets – Class C	$92,346,062	$10,484,028
Shares outstanding – Class C	7,270,742	1,021,100
Net asset value per share – Class C	$12.70	$10.27
Net assets – Class R	$16,685,951	N/A
Shares outstanding – Class R	1,332,587	N/A
Net asset value per share – Class R	$12.52	N/A
Net assets – Class R4	$9,856	N/A
Share outstanding – Class R4	788	N/A
Net asset value per share – Class R4	$12.51	N/A
Net assets – Class R6	$287,145,477	N/A
Share outstanding – Class R6	22,956,072	N/A
Net asset value per share – Class R6	$12.51	N/A
Net assets – Administrator Class	$451,596,341	$6,945,443
Shares outstanding – Administrator Class	36,063,646	665,108
Net asset value per share – Administrator Class	$12.52	$10.44
Net assets – Institutional Class	$1,260,945,408	N/A
Shares outstanding – Institutional Class	100,839,596	N/A
Net asset value per share – Institutional Class	$12.50	N/A
Net assets – Investor Class	$75,819,996	N/A
Shares outstanding – Investor Class	6,055,044	N/A
Net asset value per share – Investor Class	$12.52	N/A

Investments in affiliated Master Portfolio, at cost	$2,548,579,022	$37,216,143

1.	Each Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2013 (unaudited)	Wells Fargo Advantage Income Funds	13

	Core Bond Fund	Inflation-Protected Bond Fund

Investment income
Interest allocated from affiliated Master Portfolio**	$30,210,429	$352,626
Securities lending income allocated from affiliated Master Portfolio	8,998	0
Expenses allocated from affiliated Master Portfolio	(4,918,008)	(111,422)
Waivers allocated from affiliated Master Portfolio	327,119	18,247

Total investment income	25,628,538	259,451

Expenses
Administration fees
Fund level	656,758	10,611
Class A	290,242	18,279
Class B	5,469	353
Class C	82,278	9,284
Class R	13,865	N/A
Class R4	4	N/A
Class R6	32,458	N/A
Administrator Class	235,092	3,774
Institutional Class	547,315	N/A
Investor Class	78,229	N/A
Shareholder servicing fees
Class A	453,503	28,560
Class B	8,546	551
Class C	128,559	14,507
Class R	21,664	N/A
Class R4	5	N/A
Administrator Class	582,911	9,225
Investor Class	102,674	N/A
Distribution fees
Class B	25,637	1,653
Class C	385,677	43,521
Class R	21,664	N/A
Custody and accounting fees	49,821	1,609
Professional fees	14,940	15,557
Registration fees	101,789	19,485
Shareholder report expenses	62,761	12,636
Trustees’ fees and expenses	2,410	5,878
Other fees and expenses	34,932	4,849

Total expenses	3,939,203	200,332
Less: Fee waivers and/or expense reimbursements	(933,934)	(77,387)

Net expenses	3,005,269	122,945

Net investment income	22,623,269	136,506

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) on securities transaction allocated from affiliated Master Portfolio	(35,775,354)	333,734
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	(8,277,635)	(2,522,859)

Net realized and unrealized gains (losses) on investments	(44,052,989)	(2,189,125)

Net decrease in net assets resulting from operations	$(21,429,720)	$(2,052,619)

** Net of foreign interest withholding taxes allocated from affiliated Master Portfolio in the amount of	$9,431	$0

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Income Funds	Statements of changes in net assets

	Core Bond Fund
	Six months ended November 30, 2013 (unaudited)		Year ended May 31, 2013

Operations
Net investment income		$22,623,269			$51,179,118
Net realized gains (losses) on investments		(35,775,354)			117,955,586
Net change in unrealized gains (losses) on investments		(8,277,635)			(81,990,113)

Net increase (decrease) in net assets resulting from operations		(21,429,720)			87,144,591

Distributions to shareholders from
Net investment income
Class A		(2,809,600)			(5,916,535)
Class B		(27,373)			(58,688)
Class C		(411,912)			(709,826)
Class R		(112,518)			(216,144)
Class R4		(88)			(72)[1]
Class R6		(2,135,761)			(1,667,009)[1]
Administrator Class		(3,830,561)			(9,534,192)
Institutional Class		(13,044,900)			(32,053,757)
Investor Class		(625,565)			(1,184,456)
Net realized gains
Class A		0			(18,956,863)
Class B		0			(425,601)
Class C		0			(5,458,374)
Class R		0			(858,020)
Class R4		0			(417)[1]
Class R6		0			(9,270,451)[1]
Administrator Class		0			(26,829,353)
Institutional Class		0			(71,947,246)
Investor Class		0			(4,238,164)

Total distributions to shareholders		(22,998,278)			(189,325,168)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	3,394,784	43,458,022	9,361,470		125,808,138
Class B	5,458	69,668	93,346		1,258,174
Class C	535,750	6,777,261	2,866,231		38,164,758
Class R	243,939	3,040,953	891,651		11,691,710
Class R4	0	0	743	[1]	10,000 [1]
Class R6	7,091,072	89,079,010	17,117,948	[1]	230,395,982 [1]
Administrator Class	3,024,206	37,677,071	14,798,228		194,245,607
Institutional Class	12,038,089	149,785,600	72,162,712		950,735,926
Investor Class	362,863	4,521,197	4,169,858		54,916,836

		334,408,782			1,607,227,131

Reinvestment of distributions
Class A	190,248	2,428,555	1,657,453		22,011,750
Class B	2,067	26,304	34,642		457,980
Class C	15,407	194,774	239,546		3,144,568
Class R	3,054	38,077	27,364		354,744
Class R4	7	88	38	[1]	489 [1]
Class R6	171,354	2,135,702	848,515	[1]	10,936,430 [1]
Administrator Class	300,469	3,746,287	2,727,656		35,410,074
Institutional Class	846,841	10,540,094	6,569,569		85,243,105
Investor Class	48,687	606,908	410,442		5,320,152

		19,716,789			162,879,292

Please see footnotes on page 15.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Income Funds	15

	Core Bond Fund
	Six months ended November 30, 2013 (unaudited)		Year ended May 31, 2013

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(7,783,767)	$(99,310,659)	(13,032,444)	$(174,162,410)
Class B	(175,966)	(2,236,348)	(389,254)	(5,214,504)
Class C	(2,341,045)	(29,561,372)	(3,614,009)	(47,852,260)
Class R	(452,102)	(5,623,947)	(907,535)	(11,920,035)
Class R6	(465,001)	(5,791,881)	(1,807,816)[1]	(23,202,983)[1]
Administrator Class	(8,637,302)	(107,796,876)	(37,145,520)	(489,132,724)
Institutional Class	(30,610,455)	(382,140,916)	(109,689,751)	(1,447,992,972)
Investor Class	(1,902,009)	(23,709,690)	(2,745,218)	(35,674,872)

		(656,171,689)		(2,235,152,760)

Net decrease in net assets resulting from capital share transactions		(302,046,118)		(465,046,337)

Total decrease in net assets		(346,474,116)		(567,226,914)

Net assets
Beginning of period		2,885,835,103		3,453,062,017

End of period		$2,539,360,987		$2,885,835,103

Undistributed net investment income		$2,159,331		$2,534,340

1.	For the period from November 30, 2012 (commencement of class operations) to May 31, 2013

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Income Funds	Statements of changes in net assets

	Inflation-Protected Bond Fund
	Six months ended November 30, 2013 (unaudited)		Year ended May 31, 2013

Operations
Net investment income		$136,506		$574,019
Net realized gains on investments		333,734		2,809,999
Net change in unrealized gains (losses) on investments		(2,522,859)		(4,537,782)

Net decrease in net assets resulting from operations		(2,052,619)		(1,153,764)

Distributions to shareholders from
Net investment income
Class A		(34,167)		(671,794)
Class B		(316)		(11,122)
Class C		(8,183)		(200,710)
Administrator Class		(13,711)		(195,781)
Net realized gains
Class A		0		(1,099,701)
Class B		0		(24,694)
Class C		0		(475,474)
Administrator Class		0		(316,958)

Total distributions to shareholders		(56,377)		(2,996,234)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	135,986	1,411,580	665,668	7,690,225
Class B	5	45	24,335	279,888
Class C	24,944	254,663	190,711	2,173,369
Administrator Class	113,633	1,204,846	289,346	3,349,619

		2,871,134		13,493,101

Reinvestment of distributions
Class A	3,058	31,835	145,855	1,677,947
Class B	26	267	2,677	30,583
Class C	611	6,279	46,046	526,069
Administrator Class	1,204	12,605	41,442	478,559

		50,986		2,713,158

Payment for shares redeemed
Class A	(832,069)	(8,716,381)	(1,370,768)	(15,684,877)
Class B	(23,016)	(238,641)	(51,527)	(590,723)
Class C	(284,547)	(2,945,647)	(305,031)	(3,454,772)
Administrator Class	(208,473)	(2,202,116)	(411,861)	(4,709,700)

		(14,102,785)		(24,440,072)

Net decrease in net assets resulting from capital share transactions		(11,180,665)		(8,233,813)

Total decrease in net assets		(13,289,661)		(12,383,811)

Net assets
Beginning of period		50,914,633		63,298,444

End of period		$37,624,972		$50,914,633

Undistributed net investment income		$107,208		$27,079

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

18	Wells Fargo Advantage Income Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income

Core Bond Fund
Class A
June 1, 2013 to November 30, 2013 (unaudited)	$13.02	0.10		(0.20)	(0.10)
June 1, 2012 to May 31, 2013	$13.46	0.18		0.12	(0.18)
June 1, 2011 to May 31, 2012	$13.05	0.26		0.72	(0.26)
June 1, 2010 to May 31, 2011	$13.25	0.31		0.52	(0.33)
June 1, 2009 to May 31, 2010	$12.52	0.36		0.96	(0.47)
June 1, 2008 to May 31, 2009	$12.37	0.56		0.17	(0.58)
Class B
June 1, 2013 to November 30, 2013 (unaudited)	$12.98	0.05	[4]	(0.20)	(0.05)
June 1, 2012 to May 31, 2013	$13.43	0.08	[4]	0.10	(0.07)
June 1, 2011 to May 31, 2012	$13.01	0.16		0.73	(0.16)
June 1, 2010 to May 31, 2011	$13.22	0.20		0.52	(0.23)
June 1, 2009 to May 31, 2010	$12.53	0.34		0.84	(0.37)
June 1, 2008 to May 31, 2009	$12.38	0.45		0.19	(0.49)
Class C
June 1, 2013 to November 30, 2013 (unaudited)	$12.90	0.05		(0.20)	(0.05)
June 1, 2012 to May 31, 2013	$13.34	0.07		0.12	(0.07)
June 1, 2011 to May 31, 2012	$12.93	0.16		0.72	(0.16)
June 1, 2010 to May 31, 2011	$13.14	0.22		0.50	(0.23)
June 1, 2009 to May 31, 2010	$12.46	0.34		0.83	(0.37)
June 1, 2008 to May 31, 2009	$12.31	0.46		0.18	(0.49)
Class R
June 1, 2013 to November 30, 2013 (unaudited)	$12.71	0.08	[4]	(0.19)	(0.08)
June 1, 2012 to May 31, 2013	$13.16	0.14	[4]	0.11	(0.14)
June 1, 2011 to May 31, 2012	$12.76	0.22		0.71	(0.22)
July 9, 2010[5] to May 31, 2011	$12.78	0.25		0.33	(0.25)
Class R4
June 1, 2013 to November 30, 2013 (unaudited)	$12.70	0.11		(0.19)	(0.11)
November 30, 2012[5] to May 31, 2013	$13.46	0.10	[4]	(0.21)	(0.09)
Class R6
June 1, 2013 to November 30, 2013 (unaudited)	$12.70	0.12		(0.19)	(0.12)
November 30, 2012[5] to May 31, 2013	$13.46	0.11	[4]	(0.21)	(0.10)
Administrator Class
June 1, 2013 to November 30, 2013 (unaudited)	$12.71	0.10		(0.19)	(0.10)
June 1, 2012 to May 31, 2013	$13.16	0.19		0.10	(0.18)
June 1, 2011 to May 31, 2012	$12.76	0.27		0.71	(0.27)
June 1, 2010 to May 31, 2011	$12.98	0.33		0.49	(0.34)
June 1, 2009 to May 31, 2010	$12.31	0.44		0.83	(0.48)
June 1, 2008 to May 31, 2009	$12.16	0.56		0.18	(0.59)
Institutional Class
June 1, 2013 to November 30, 2013 (unaudited)	$12.70	0.12		(0.20)	(0.12)
June 1, 2012 to May 31, 2013	$13.14	0.22		0.12	(0.22)
June 1, 2011 to May 31, 2012	$12.75	0.31		0.69	(0.30)
June 1, 2010 to May 31, 2011	$12.96	0.36		0.50	(0.37)
June 1, 2009 to May 31, 2010	$12.30	0.50		0.79	(0.51)
June 1, 2008 to May 31, 2009	$12.15	0.59		0.18	(0.62)
Investor Class
June 1, 2013 to November 30, 2013 (unaudited)	$12.71	0.10		(0.20)	(0.09)
June 1, 2012 to May 31, 2013	$13.16	0.16		0.12	(0.17)
June 1, 2011 to May 31, 2012	$12.76	0.24		0.72	(0.25)
June 1, 2010 to May 31, 2011	$12.98	0.30		0.50	(0.32)
June 1, 2009 to May 31, 2010	$12.30	0.45		0.80	(0.45)
June 1, 2008 to May 31, 2009[6]	$12.15	0.55		0.17	(0.57)

Please see footnotes on page 20.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Income Funds	19

Distributions from net realized gains	Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
		Net investment income	Gross expenses[1]	Net expenses[1]	Total return[2]

0.00	$12.82	1.52%	0.83%	0.78%	(0.77)%	342%	$348,881
(0.56)	$13.02	1.31%	0.83%	0.80%	2.14%	547%	$408,864
(0.31)	$13.46	1.91%	0.82%	0.82%	7.65%	803%	$450,013
(0.70)	$13.05	2.42%	0.83%	0.83%	6.55%	761%	$346,740
(0.12)	$13.25	3.21%	0.84%	0.84%	10.71%	638%	$182,316
0.00	$12.52	4.30%	0.89%	0.85%	6.16%	633%	$237,191

0.00	$12.78	0.77%	1.58%	1.53%	(1.14)%	342%	$5,931
(0.56)	$12.98	0.56%	1.57%	1.55%	1.31%	547%	$8,208
(0.31)	$13.43	1.23%	1.57%	1.57%	6.95%	803%	$11,998
(0.70)	$13.01	1.66%	1.58%	1.58%	5.69%	761%	$18,762
(0.12)	$13.22	2.65%	1.59%	1.59%	9.56%	638%	$7,514
0.00	$12.53	3.77%	1.65%	1.60%	5.38%	633%	$10,082

0.00	$12.70	0.77%	1.58%	1.53%	(1.15)%	342%	$92,346
(0.56)	$12.90	0.53%	1.58%	1.55%	1.39%	547%	$116,837
(0.31)	$13.34	1.18%	1.57%	1.57%	6.90%	803%	$127,677
(0.70)	$12.93	1.67%	1.58%	1.58%	5.71%	761%	$111,140
(0.12)	$13.14	2.45%	1.59%	1.59%	9.50%	638%	$32,556
0.00	$12.46	3.67%	1.64%	1.60%	5.38%	633%	$12,410

0.00	$12.52	1.27%	1.08%	1.03%	(0.85)%	342%	$16,686
(0.56)	$12.71	1.04%	1.07%	1.05%	1.83%	547%	$19,548
(0.31)	$13.16	1.67%	1.07%	1.07%	7.43%	803%	$20,088
(0.35)	$12.76	2.18%	1.08%	1.08%	4.73%	761%	$14,596

0.00	$12.51	1.78%	0.57%	0.52%	(0.60)%	342%	$10
(0.56)	$12.70	1.56%	0.57%	0.52%	(0.84)%	547%	$10

0.00	$12.51	1.96%	0.45%	0.37%	(0.52)%	342%	$287,145
(0.56)	$12.70	1.72%	0.45%	0.37%	(0.77)%	547%	$205,225

0.00	$12.52	1.60%	0.77%	0.70%	(0.69)%	342%	$451,596
(0.56)	$12.71	1.43%	0.76%	0.70%	2.19%	547%	$526,028
(0.31)	$13.16	2.08%	0.76%	0.70%	7.83%	803%	$802,788
(0.70)	$12.76	2.54%	0.77%	0.70%	6.62%	761%	$1,073,115
(0.12)	$12.98	3.44%	0.76%	0.70%	10.48%	638%	$1,003,134
0.00	$12.31	4.65%	0.82%	0.70%	6.35%	633%	$816,927

0.00	$12.50	1.88%	0.50%	0.42%	(0.63)%	342%	$1,260,945
(0.56)	$12.70	1.67%	0.50%	0.42%	2.56%	547%	$1,505,192
(0.31)	$13.14	2.32%	0.49%	0.42%	8.05%	803%	$1,965,338
(0.70)	$12.75	2.84%	0.50%	0.42%	7.00%	761%	$1,325,962
(0.12)	$12.96	3.68%	0.49%	0.42%	10.70%	638%	$1,000,253
0.00	$12.30	4.91%	0.55%	0.42%	6.65%	633%	$604,992

0.00	$12.52	1.49%	0.86%	0.81%	(0.74)%	342%	$75,820
(0.56)	$12.71	1.25%	0.86%	0.83%	2.05%	547%	$95,924
(0.31)	$13.16	1.85%	0.85%	0.85%	7.67%	803%	$75,160
(0.70)	$12.76	2.38%	0.87%	0.86%	6.45%	761%	$38,573
(0.12)	$12.98	3.47%	0.89%	0.89%	10.36%	638%	$36,375
0.00	$12.30	4.36%	0.95%	0.90%	6.15%	633%	$18,005

Please see footnotes on page 20.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Income Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income

Inflation-Protected Bond Fund
Class A
June 1, 2013 to November 30, 2013 (unaudited)	$10.85	0.01		(0.46)	(0.02)
June 1, 2012 to May 31, 2013	$11.66	0.11		(0.36)	(0.21)
June 1, 2011 to May 31, 2012	$10.84	0.27		1.01	(0.36)
June 1, 2010 to May 31, 2011	$10.29	0.31		0.47	(0.23)
June 1, 2009 to May 31, 2010	$9.76	0.31	[4]	0.49	(0.27)
June 1, 2008 to May 31, 2009	$10.22	0.07		(0.25)	(0.19)
Class B
June 1, 2013 to November 30, 2013 (unaudited)	$10.75	0.00	[4,7]	(0.48)	(0.01)
June 1, 2012 to May 31, 2013	$11.58	0.03	[4]	(0.36)	(0.15)
June 1, 2011 to May 31, 2012	$10.76	0.19	[4]	1.00	(0.27)
June 1, 2010 to May 31, 2011	$10.20	0.19	[4]	0.53	(0.16)
June 1, 2009 to May 31, 2010	$9.71	0.24	[4]	0.47	(0.22)
June 1, 2008 to May 31, 2009	$10.20	0.03		(0.29)	(0.14)
Class C
June 1, 2013 to November 30, 2013 (unaudited)	$10.76	0.00	[4,7]	(0.48)	(0.01)
June 1, 2012 to May 31, 2013	$11.59	0.04		(0.37)	(0.15)
June 1, 2011 to May 31, 2012	$10.77	0.19		1.00	(0.27)
June 1, 2010 to May 31, 2011	$10.21	0.24	[4]	0.48	(0.16)
June 1, 2009 to May 31, 2010	$9.72	0.23	[4]	0.48	(0.22)
June 1, 2008 to May 31, 2009	$10.20	0.01		(0.26)	(0.14)
Administrator Class
June 1, 2013 to November 30, 2013 (unaudited)	$10.90	0.06	[4]	(0.50)	(0.02)
June 1, 2012 to May 31, 2013	$11.71	0.15	[4]	(0.37)	(0.24)
June 1, 2011 to May 31, 2012	$10.89	0.39	[4]	0.92	(0.39)
June 1, 2010 to May 31, 2011	$10.30	0.33		0.51	(0.25)
June 1, 2009 to May 31, 2010	$9.75	0.33	[4]	0.49	(0.27)
June 1, 2008 to May 31, 2009	$10.21	0.12		(0.28)	(0.21)

1.	Includes net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective Master Portfolio by the corresponding Master Portfolio’s portfolio turnover rate.

4.	Calculated based upon average shares outstanding

5.	Commencement of class operations

6.	Effective June 20, 2008, Class Z was renamed Investor Class.

7.	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Income Funds	21

Distributions from net realized gains	Distributions from tax return of capital	Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
			Net investment income	Gross expenses[1]	Net expenses[1]	Total return[2]

0.00	0.00	$10.38	0.80%	1.18%	0.85%	(4.18)%	4%	$19,886
(0.35)	0.00	$10.85	1.09%	1.08%	0.85%	(2.27)%	15%	$28,298
(0.10)	0.00	$11.66	2.42%	1.11%	0.85%	12.02%	23%	$36,935
0.00	0.00	$10.84	2.90%	1.04%	0.85%	7.59%	19%	$30,581
0.00	0.00	$10.29	3.09%	0.98%	0.85%	8.23%	31%	$30,086
0.00	(0.09)	$9.76	0.66%	0.95%	0.83%	(1.68)%	53%	$31,826

0.00	0.00	$10.26	0.05%	1.93%	1.60%	(4.49)%	4%	$309
(0.35)	0.00	$10.75	0.29%	1.83%	1.60%	(3.02)%	15%	$571
(0.10)	0.00	$11.58	1.69%	1.84%	1.60%	11.25%	23%	$899
0.00	0.00	$10.76	1.83%	1.79%	1.60%	7.11%	19%	$1,570
0.00	0.00	$10.20	2.41%	1.75%	1.60%	7.38%	31%	$2,942
0.00	(0.09)	$9.71	0.42%	1.72%	1.59%	(2.51)%	53%	$5,255

0.00	0.00	$10.27	0.07%	1.93%	1.60%	(4.49)%	4%	$10,484
(0.35)	0.00	$10.76	0.39%	1.83%	1.60%	(3.01)%	15%	$13,774
(0.10)	0.00	$11.59	1.68%	1.86%	1.60%	11.24%	23%	$15,631
0.00	0.00	$10.77	2.27%	1.79%	1.60%	7.11%	19%	$14,074
0.00	0.00	$10.21	2.32%	1.75%	1.60%	7.36%	31%	$12,412
0.00	(0.09)	$9.72	0.18%	1.69%	1.59%	(2.41)%	53%	$10,237

0.00	0.00	$10.44	1.08%	1.12%	0.60%	(4.04)%	4%	$6,945
(0.35)	0.00	$10.90	1.34%	1.02%	0.60%	(2.08)%	15%	$8,271
(0.10)	0.00	$11.71	3.42%	1.01%	0.60%	12.26%	23%	$9,833
0.00	0.00	$10.89	3.32%	0.98%	0.60%	8.22%	19%	$35,427
0.00	0.00	$10.30	3.26%	0.92%	0.60%	8.49%	31%	$28,476
0.00	(0.09)	$9.75	0.70%	0.88%	0.60%	(1.53)%	53%	$27,428

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Income Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: the Wells Fargo Advantage Core Bond Fund (“Core Bond Fund”) and the Wells Fargo Advantage Inflation-Protected Bond Fund (“Inflation-Protected Bond Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

Each Funds seeks to achieve its investment objective by investing 100% of all its investable assets in a separate diversified portfolio (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios for the six months ended November 30, 2013 are included in this report and should be read in conjunction with each Fund’s financial statements. As of November 30, 2013, Core Bond Fund owned 87% of Wells Fargo Advantage Core Bond Portfolio and Inflation-Protected Bond Fund owned 70% of Wells Fargo Advantage Inflation-Protected bond Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolios are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolios, which are included elsewhere in this report.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in each affiliated Master Portfolio. Realized gains or losses in each affiliated Master Portfolio are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each affiliated Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Each Fund records daily its proportionate share of each affiliated Master Portfolio’s interest income and realized and unrealized gains or losses.

Distributions to shareholders

For Core Bond Fund, distributions to shareholders from net investment income are accrued daily and paid monthly. For Inflation-Protected Bond Fund, distributions to shareholders from net investment income are recorded on the ex-dividend date. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Notes to financial statements (unaudited)	Wells Fargo Advantage Income Funds	23

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of May 31, 2013, Core Bond Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $70,022,729 with $5,342,829 expiring in 2014; $47,174,218 expiring in 2016; and $17,505,682 expiring in 2017.

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2013, each Fund’s investments in an affiliated Master Portfolio carried at fair value were designated as Level 2 inputs.

Further details on the investments of the affiliated Master Portfolios can be found in the Portfolio of Investments or Summary Portfolio of Investments of each affiliated Master Portfolio which is contained elsewhere in this report.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended November 30, 2013, the Funds did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Funds.

Since each Fund that invests all of its assets in a single affiliated Master Portfolio, Funds Management does not currently receive an advisory fee.

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund an annual

24	Wells Fargo Advantage Income Funds	Notes to financial statements (unaudited)

fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C, Class R	0.16%
Class R4, Institutional Class	0.08
Class R6	0.03
Administrator Class	0.10
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through September 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Class A	Class B	Class C	Class R	Class R4	Class R6	Administrator Class	Institutional Class	Investor Class
Core Bond Fund	0.78%	1.53%	1.53%	1.03%	0.52%	0.37%	0.70%	0.42%	0.81%
Inflation-Protected Bond Fund	0.85%	1.60%	1.60%	N/A	N/A	N/A	0.60%	N/A	N/A

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C and Class R shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B, Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Class R shares.

For the six months ended November 30, 2013, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges.

	Front-end sales charges Class A	Contingent deferred sales charges
		Class B	Class C
Core Bond Fund	$2,411	$137	$744
Inflation-Protected Bond Fund	785	0	135

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, Administrator Class, and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 shares are charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2013 were as follows:

	Purchases at cost*		Sales proceeds*
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Core Bond Fund	$8,254,662,701	$1,113,268,844	$8,251,451,445	$1,170,411,817
Inflation-Protected Bond Fund	1,704,804	0	8,279,222	0

*	The Funds seek to achieve their investment objective by investing all of their investable assets in a single affiliated Master Portfolio. Purchases and sales have been calculated by aggregating the results of multiplying each Fund’s ownership percentage of the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

Notes to financial statements (unaudited)	Wells Fargo Advantage Income Funds	25

6. CAPITAL SHARES

As a result of the transfer of assets from Funds Management, former program manager of the 529 college savings plans for the State of Wisconsin, to a new program manager, Core Bond Fund redeemed assets from its Institutional Class on October 26, 2012 with a value of $296,707,154, representing 8.15% of Core Bond Fund. This amount is reflected in the Statements of Changes in Net Assets for the year ended May 31, 2013.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended November 30, 2013, the Funds paid the following amounts in commitment fees:

Commitment fee
Core Bond Fund	$1,783
Inflation-Protected Bond Fund	30

For the six months ended November 30, 2013, there were no borrowings by the Funds under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

9. SUBSEQUENT DISTRIBUTIONS

On December 9, 2013, the Funds declared distributions from short-term capital gains and long-term capital gains to shareholders of record on December 6, 2013. The per share amounts payable on December 10, 2013 were as follows:

	Core Bond Fund	Inflation- Protected Bond Fund
Short-term capital gains
Class A	$0.07121	$0.00013
Class B	0.07121	0.00013
Class C	0.07121	0.00013
Class R	0.07121	N/A
Class R4	0.07121	N/A
Class R6	0.07121	N/A
Administrator Class	0.07121	0.00013
Institutional Class	0.07121	N/A
Investor Class	0.07121	N/A

Long-term capital gains
Class A	$0.07610	$0.54269
Class B	0.07610	0.54269
Class C	0.07610	0.54269
Class R	0.07610	N/A
Class R4	0.07610	N/A
Class R6	0.07610	N/A
Administrator Class	0.07610	0.54269
Institutional Class	0.07610	N/A
Investor Class	0.07610	N/A

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the tax year-end of each Fund.

26	Wells Fargo Advantage Income Funds	Summary portfolio of investments—November 30, 2013 (unaudited)

CORE BOND PORTFOLIO

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website:

http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/corebond.pdf or by calling

Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 35.37%
FHLMC	0.87-7.50%	8-1-2017 to 3-25-2044	$173,924,636	$181,042,032	6.19%
FHLMC ±	2.24	7-1-2043	23,278,559	23,569,893	0.81
FHLMC	2.50	5-1-2028	12,513,622	12,531,467	0.43
FHLMC	4.00	6-1-2042	40,489,966	41,785,852	1.43
FHLMC	5.00	8-1-2039	18,018,076	19,889,238	0.68
FHLMC	5.00	8-1-2041	20,249,431	22,158,409	0.76
FNMA ±	1.98	4-1-2043	11,467,494	11,522,648	0.39
FNMA	1.99-7.50	9-1-2016 to 1-1-2044	255,764,291	263,240,752	9.00
FNMA ±	2.07	7-1-2043	13,681,802	13,704,305	0.47
FNMA	2.50	10-1-2027	11,804,385	11,825,510	0.41
FNMA	2.50	11-1-2027	15,003,607	15,067,957	0.52
FNMA %%	2.50	12-1-2028	22,400,000	22,360,625	0.77
FNMA %%	2.50	1-1-2029	15,100,000	15,038,656	0.52
FNMA	3.00	1-1-2043	16,293,677	15,525,375	0.53
FNMA	3.00	3-1-2043	17,551,721	16,724,636	0.57
FNMA %%	3.00	12-1-2043	31,500,000	30,376,581	1.04
FNMA	3.50	9-1-2042	31,802,633	31,653,947	1.08
FNMA	3.50	2-1-2043	14,478,427	14,410,778	0.49
FNMA %%	3.50	1-1-2044	29,300,000	29,456,800	1.01
FNMA	4.00	6-1-2042	13,523,103	14,000,446	0.48
FNMA	5.00	7-1-2041	13,374,316	14,796,750	0.51
FNMA	6.00	3-1-2034	24,451,502	27,287,807	0.93
FNMA Series 416 Class A350	3.50	11-25-2042	13,576,515	13,724,095	0.47
FNMA Series 2012-130 Class DC	3.00	12-25-2042	37,626,024	36,009,045	1.23
FNMA Series 2013-121 Class LB (a)	3.00	12-25-2043	13,276,000	13,707,588	0.47
GNMA	2.50-8.05	7-15-2019 to 1-1-2044	21,098,033	21,373,197	0.71
GNMA %%	3.50	12-1-2043	12,200,000	12,436,375	0.43
GNMA %%	4.00	12-1-2043	10,800,000	11,385,141	0.39
GNMA %%	4.00	1-1-2044	41,600,000	43,717,376	1.50
GNMA %%	4.50	12-1-2043	31,200,000	33,518,063	1.15

Total Agency Securities (Cost $1,043,435,825)				1,033,841,344	35.37

Asset-Backed Securities: 14.85%
Ally Auto Receivables Trust	0.74-2.23	5-15-2015 to 2-15-2018	46,207,266	46,379,568	1.58
American Express Credit Corporation	0.45-0.60	2-15-2019 to 5-17-2021	21,262,000	21,262,196	0.73
AmeriCredit Automobile Receivables Trust Series 2013-3 Class A2	0.68	10-11-2016	11,156,000	11,163,084	0.38
Bank of America Credit Card Trust Series 2007-A10 Class A10 ±	0.24	12-15-2016	8,216,000	8,215,482	0.28
Capital Auto Receivables Asset Trust	0.79-1.68	9-20-2016 to 7-20-2018	33,057,000	33,151,544	1.13
Capital One Multi-Asset Execution Trust Series 2007-A1 Class A1 ±	0.22	11-15-2019	11,267,000	11,166,127	0.38
Citibank Credit Card Issuance Trust Series 2013-A10 Class A10	0.73	2-7-2018	17,764,000	17,787,040	0.61

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Income Funds	27

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Asset-Backed Securities (continued)
Nelnet Student Loan Trust	0.25-0.97%	11-27-2018 to 4-25-2046	$34,927,980	$33,944,288	1.16%
Nelnet Student Loan Trust Series 2006-2 Class A4 ±	0.32	10-26-2026	10,721,284	10,689,795	0.37
Nelnet Student Loan Trust Series 2007-2A Class A3L ±144A	0.60	3-25-2026	17,148,000	16,939,995	0.58
Santander Drive Auto Receivables Trust Series 2013-2 Class A3	0.70	9-15-2017	10,752,000	10,761,107	0.37
SLM Student Loan Trust	0.34-3.42	9-25-2019 to 6-15-2045	99,920,959	99,775,371	3.42
SLM Student Loan Trust Series 2012-E Class A1 ±144A	0.92	10-16-2023	12,018,631	12,027,813	0.41
SLM Student Loan Trust Series 2013-B Class A2A 144A	1.85	6-17-2030	11,683,000	11,382,058	0.39
Other securities				89,478,754	3.06

Total Asset-Backed Securities (Cost $433,125,939)				434,124,222	14.85

Corporate Bonds and Notes: 18.99%

Consumer Discretionary: 2.19%

Auto Components: 0.13%
Other securities				3,865,788	0.13

Automobiles: 1.23%
Other securities				36,016,466	1.23

Media: 0.64%
Other securities				18,773,746	0.64

Specialty Retail: 0.19%
Other securities				5,453,067	0.19

Consumer Staples: 1.10%

Beverages: 0.29%
Other securities				8,516,732	0.29

Food Products: 0.72%
Other securities				20,984,102	0.72

Tobacco: 0.09%
Other securities				2,650,156	0.09

Energy: 1.70%

Energy Equipment & Services: 0.24%
Other securities				7,109,207	0.24

Oil, Gas & Consumable Fuels: 1.46%
Other securities				42,589,480	1.46

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Income Funds	Summary portfolio of investments—November 30, 2013 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Financials: 8.11%

Capital Markets: 1.15%
Morgan Stanley	5.00-5.50%	10-15-2015 to 11-24-2025	$9,048,000	$9,648,808	0.33%
Other securities				24,025,225	0.82

				33,674,033	1.15

Commercial Banks: 0.34%
Other securities				9,878,938	0.34

Consumer Finance: 0.60%
American Express Credit Corporation	1.75	6-12-2015	7,664,000	7,798,220	0.27
Other securities				9,787,403	0.33

				17,585,623	0.60

Diversified Financial Services: 3.32%
Bank of America Corporation	1.13	11-14-2016	12,070,000	12,097,025	0.41
Bank of America Corporation	1.50	10-9-2015	12,066,000	12,186,624	0.42
Bank of America Corporation	2.60-6.00	9-1-2017 to 7-24-2023	20,880,000	21,593,445	0.74
JPMorgan Chase & Company	3.20-6.00	10-1-2017 to 5-1-2023	13,928,000	14,748,855	0.51
Other securities				36,529,117	1.24

				97,155,066	3.32

Insurance: 1.39%
Other securities				40,527,858	1.39

REITs: 1.31%
Other securities				38,198,247	1.31

Health Care: 1.31%

Biotechnology: 0.34%
Other securities				9,801,121	0.34

Health Care Equipment & Supplies: 0.13%
Other securities				3,920,985	0.13

Health Care Providers & Services: 0.36%
Other securities				10,457,193	0.36

Pharmaceuticals: 0.48%
Other securities				14,080,601	0.48

Industrials: 0.46%

Aerospace & Defense: 0.26%
Other securities				7,673,912	0.26

Machinery: 0.06%
Other securities				1,797,252	0.06

Road & Rail: 0.14%
Other securities				3,887,234	0.14

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Income Funds	29

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Information Technology: 0.64%

Computers & Peripherals: 0.17%
Other securities				$4,905,887	0.17%

Semiconductors & Semiconductor Equipment: 0.08%
Other securities				2,275,988	0.08

Software: 0.39%
Other securities				11,586,202	0.39

Materials: 0.08%

Chemicals: 0.08%
Other securities				2,435,967	0.08

Telecommunication Services: 1.34%

Diversified Telecommunication Services: 1.34%
Verizon Communications Incorporated	2.50-6.55%	9-15-2016 to 9-15-2043	$31,063,000	33,544,785	1.15
Other securities				5,667,726	0.19

				39,212,511	1.34

Utilities: 2.06%

Electric Utilities: 0.96%
Other securities				28,034,317	0.96

Gas Utilities: 0.25%
Other securities				7,265,579	0.25

Multi-Utilities: 0.85%
Other securities				24,797,766	0.85

Total Corporate Bonds and Notes (Cost $552,322,555)				555,111,024	18.99

Municipal Obligations: 1.01%

California: 0.26%
Other securities				7,679,498	0.26

Illinois: 0.13%
Other securities				3,887,469	0.13

Nevada: 0.14%
Other securities				3,927,132	0.14

New Jersey: 0.17%
Other securities				5,006,252	0.17

New York: 0.13%
Other securities				3,625,999	0.13

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Income Funds	Summary portfolio of investments—November 30, 2013 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Ohio: 0.04%
Other securities				$1,093,618	0.04%

Texas: 0.14%
Other securities				4,209,590	0.14

Total Municipal Obligations (Cost $25,833,149)				29,429,558	1.01

Non-Agency Mortgage Backed Securities: 7.34%
Commercial Mortgage Trust	1.30-4.26%	12-10-2044 to 10-10-2046	$29,294,531	30,254,358	1.04
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	8-25-2024	10,957,525	12,268,286	0.42
JPMorgan Chase & Company	1.08-5.72	11-15-2017 to 5-15-2047	58,205,792	60,994,764	2.08
Morgan Stanley	0.28-4.97	4-14-2040 to 2-25-2047	34,507,225	35,043,949	1.20
Other securities				75,906,523	2.60

Total Non-Agency Mortgage Backed Securities (Cost $213,464,578)				214,467,880	7.34

U.S. Treasury Securities: 18.95%
U.S. Treasury Bond	2.75-3.75	11-15-2041 to 11-15-2043	16,780,000	14,859,189	0.50
U.S. Treasury Bond	3.13	2-15-2043	22,362,000	19,601,679	0.67
U.S. Treasury Bond	3.63	8-15-2043	18,809,000	18,174,196	0.62
U.S. Treasury Note	0.25	9-30-2015	24,408,000	24,404,192	0.84
U.S. Treasury Note	0.25	10-31-2015	28,464,000	28,451,760	0.97
U.S. Treasury Note	0.38	8-31-2015	71,293,000	71,443,357	2.45
U.S. Treasury Note ##	0.63	8-15-2016	33,136,000	33,270,598	1.14
U.S. Treasury Note	0.63	10-15-2016	59,869,000	60,037,352	2.06
U.S. Treasury Note ##	0.63	11-15-2016	131,711,000	132,009,457	4.52
U.S. Treasury Note	1.25-2.50	11-30-2018 to 8-15-2023	21,221,000	20,946,724	0.71
U.S. Treasury Note	2.38	7-31-2017	22,264,000	23,479,815	0.80
U.S. Treasury Note	2.75	11-15-2023	23,517,000	23,524,337	0.81
U.S. Treasury Note ##	3.13	4-30-2017	77,368,000	83,551,405	2.86

Total U.S. Treasury Securities (Cost $553,760,297)				553,754,061	18.95

Yankee Corporate Bonds and Notes: 6.54%

Consumer Discretionary: 0.19%

Textiles, Apparel & Luxury Goods: 0.19%
Other securities				5,525,338	0.19

Consumer Staples: 0.37%

Beverages: 0.37%
Other securities				10,836,652	0.37

Energy: 1.45%

Energy Equipment & Services: 0.10%
Other securities				2,869,841	0.10

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Income Funds	31

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Oil, Gas & Consumable Fuels: 1.35%
Other securities				$39,615,086	1.35%

Financials: 2.21%

Commercial Banks: 1.64%
Norddeutsche Landesbank Pfandbriefe 144A	2.00%	2-5-2019	$13,100,000	13,107,860	0.45
Other securities				34,684,019	1.19

				47,791,879	1.64

Diversified Financial Services: 0.51%
Other securities				14,877,582	0.51

Insurance: 0.06%
Other securities				1,802,651	0.06

Health Care: 0.49%

Health Care Equipment & Supplies: 0.18%
Other securities				5,335,196	0.18

Pharmaceuticals: 0.31%
Other securities				8,935,823	0.31

Information Technology: 0.12%

Internet Software & Services: 0.12%
Other securities				3,405,058	0.12

Materials: 0.66%

Chemicals: 0.10%
Other securities				2,934,996	0.10

Metals & Mining: 0.56%
Other securities				16,450,232	0.56

Telecommunication Services: 0.93%

Diversified Telecommunication Services: 0.20%
Other securities				5,759,677	0.20

Wireless Telecommunication Services: 0.73%
Other securities				21,299,889	0.73

Utilities: 0.12%

Electric Utilities: 0.12%
Other securities				3,560,152	0.12

Total Yankee Corporate Bonds and Notes (Cost $193,375,955)				191,000,052	6.54

Yankee Government Bonds: 2.00%
Other securities				58,409,823	2.00

Total Yankee Government Bonds (Cost $60,183,937)				58,409,823	2.00

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage Income Funds	Summary portfolio of investments—November 30, 2013 (unaudited)

CORE BOND PORTFOLIO

Security name	Yield	Maturity date	Shares	Value	Percent of net assets

Short-Term Investments: 2.31%

Investment Companies: 2.31%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08%		67,603,250	$67,603,250	2.31%

Total Short-Term Investments (Cost $67,603,250)				67,603,250	2.31

Total investments in securities
(Cost $3,143,105,485) *				3,137,741,214	107.36%
Other assets and liabilities, net				(215,149,848)	(7.36)

Total net assets				$2,922,591,366	100.00%

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	Security issued on a when-issued basis

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

##	All or a portion of this security has been segregated for when-issued securities.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $3,149,708,027 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$30,693,980
Gross unrealized depreciation	(42,660,793)

Net unrealized depreciation	$(11,966,813)

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage Income Funds	33

INFLATION-PROTECTED BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities: 98.98%
TIPS	0.13%	4-15-2016	$2,917,173	$2,991,925
TIPS	0.13	4-15-2017	3,097,855	3,196,115
TIPS	0.13	4-15-2018	445,689	459,617
TIPS	0.13	1-15-2022	3,253,597	3,183,950
TIPS	0.13	7-15-2022	2,703,321	2,634,681
TIPS	0.13	1-15-2023	2,145,477	2,060,832
TIPS	0.38	7-15-2023	1,116,827	1,095,799
TIPS	0.50	4-15-2015	1,010,230	1,028,936
TIPS	0.63	7-15-2021	2,701,114	2,791,645
TIPS	0.63	2-15-2043	1,135,549	894,068
TIPS	0.75	2-15-2042	1,367,837	1,124,939
TIPS	1.13	1-15-2021	2,756,229	2,947,227
TIPS	1.25	7-15-2020	2,243,949	2,442,223
TIPS	1.38	7-15-2018	1,672,178	1,834,955
TIPS	1.38	1-15-2020	1,629,599	1,778,554
TIPS	1.63	1-15-2015	1,097,503	1,127,684
TIPS	1.63	1-15-2018	1,207,094	1,325,541
TIPS	1.75	1-15-2028	1,067,384	1,165,617
TIPS	1.88	7-15-2015	1,390,377	1,461,417
TIPS	1.88	7-15-2019	1,118,552	1,262,741
TIPS	2.00	1-15-2016	1,350,791	1,439,014
TIPS	2.00	1-15-2026	1,232,818	1,392,314
TIPS	2.13	1-15-2019	1,183,290	1,339,799
TIPS	2.13	2-15-2040	498,327	570,896
TIPS	2.13	2-15-2041	785,877	900,566
TIPS	2.38	1-15-2017	1,079,804	1,194,281
TIPS	2.38	1-15-2025	1,726,644	2,025,029
TIPS	2.38	1-15-2027	1,027,556	1,207,138
TIPS	2.50	7-15-2016	1,234,793	1,357,789
TIPS	2.50	1-15-2029	992,437	1,188,443
TIPS	2.63	7-15-2017	587,475	665,086
TIPS	3.38	4-15-2032	481,490	654,450
TIPS	3.63	4-15-2028	1,042,337	1,404,954
TIPS	3.88	4-15-2029	1,046,875	1,462,272

Total U.S. Treasury Securities (Cost $52,182,123)				53,610,497

	Yield		Shares

Short-Term Investments: 0.70%

Investment Companies: 0.70%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)	0.01		378,253	378,253

Total Short-Term Investments (Cost $378,253)				378,253

Total investments in securities
(Cost $52,560,376) *	99.68%	53,988,750
Other assets and liabilities, net	0.32	173,717

Total net assets	100.00%	$54,162,467

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $52,560,376 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,688,880
Gross unrealized depreciation	(1,260,506)

Net unrealized appreciation	$1,428,374

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Advantage Income Funds	Statements of assets and liabilities—November 30, 2013 (unaudited)

	Core Bond Portfolio	Inflation-Protected Bond Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$3,070,137,964	$53,610,497
In affiliated securities, at value (see cost below)	67,603,250	378,253

Total investments, at value (see cost below)	3,137,741,214	53,988,750
Cash	165,867	0
Segregated cash	0	0
Receivable for investments sold	534,915,288	0
Principal paydown receivable	139,908	0
Receivable for interest	12,556,704	209,205
Receivable for daily variation margin on open futures contracts	0	0
Receivable for securities lending income	284	0
Prepaid expenses and other assets	12,113	1,842

Total assets	3,685,531,378	54,199,797

Liabilities
Payable for investments purchased	762,001,229	0
Payable upon receipt of securities loaned	0	0
Advisory fee payable	837,632	14,246
Shareholder report expenses payable	6,925	2,707
Custodian and accounting fees payable	58,006	3,191
Professional fees payable	36,220	16,035
Accrued expenses and other liabilities	0	1,151

Total liabilities	762,940,012	37,330

Total net assets	$2,922,591,366	$54,162,467

Investments in unaffiliated securities (including securities on loan), at cost	$3,075,502,235	$52,182,123

Investments in affiliated securities, at cost	$67,603,250	$378,253

Total investments, at cost	$3,143,105,485	$52,560,376

Securities on loan, at value	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2013 (unaudited)	Wells Fargo Advantage Income Funds	35

	Core Bond Portfolio	Inflation-Protected Bond Portfolio

Investment income
Interest**	$34,469,823	$488,200
Income from affiliated securities	36,697	16
Securities lending income, net	10,228	0

Total investment income	34,516,748	488,216

Expenses
Advisory fee	5,436,799	116,720
Custody and accounting fees	98,169	4,878
Professional fees	39,272	20,475
Shareholder report expenses	5,786	921
Trustees’ fees and expenses	5,029	5,760
Other fees and expenses	31,103	4,349

Total expenses	5,616,158	153,103
Less: Fee waivers and/or expense reimbursements	(373,637)	(25,119)

Net expenses	5,242,521	127,984

Net investment income	29,274,227	360,232

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(41,557,005)	471,728
Futures transactions	0	(16,061)
TBA sale commitments	75,320	0

Net realized gain (losses) on investments	(41,481,685)	455,667

Net change in unrealized gains (losses) on:
Unaffiliated securities	(8,824,874)	(3,349,091)
Futures transactions	0	0
TBA sale commitments	46,020	0

Net change in unrealized gains (losses) on investments	(8,778,854)	(3,349,091)

Net realized and unrealized gains (losses) on investments	(50,260,539)	(2,893,424)

Net increase (decrease) in net assets resulting from operations	$(20,986,312)	$(2,533,192)

** Net of foreign interest withholding taxes in the amount of	$10,617	$0

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Advantage Income Funds	Statements of changes in net assets

	Core Bond Portfolio
	Six months ended November 30, 2013 (unaudited)	Year ended May 31, 2013

Operations
Net investment income	$29,274,227	$65,763,655
Net realized gains (losses) on investments	(41,481,685)	129,092,808
Net change in unrealized gains (losses) on investments	(8,778,854)	(90,545,176)

Net increase (decrease) in net assets resulting from operations	(20,986,312)	104,311,287

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	92,659,414	720,766,231
Withdrawals	(497,518,530)	(1,290,176,868)

Net decrease in net assets resulting from capital share transactions	(404,859,116)	(569,410,637)

Total decrease in net assets	(425,845,428)	(465,099,350)

Net assets
Beginning of period	3,348,436,794	3,813,536,144

End of period	$2,922,591,366	$3,348,436,794

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Income Funds	37

	Inflation-Protected Bond Portfolio
	Six months ended November 30, 2013 (unaudited)	Year ended May 31, 2013

Operations
Net investment income	$360,232	$1,198,434
Net realized gains on investments	455,667	3,992,715
Net change in unrealized gains (losses) on investments	(3,349,091)	(6,233,421)

Net decrease in net assets resulting from operations	(2,533,192)	(1,042,272)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	3,860,948	14,419,386
Withdrawals	(13,797,507)	(30,194,206)

Net decrease in net assets resulting from capital share transactions	(9,936,559)	(15,774,820)

Total decrease in net assets	(12,469,751)	(16,817,092)

Net assets
Beginning of period	66,632,218	83,449,310

End of period	$54,162,467	$66,632,218

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Advantage Income Funds	Financial highlights

	Ratio to average net assets (annualized)			Total Return[1]	Portfolio turnover rate
	Net investment income	Gross expenses	Net expenses

Core Bond Portfolio
June 1, 2013 to November 30, 2013 (unaudited)	1.95%	0.37%	0.35%	(0.56)%	342%
June 1, 2012 to May 31, 2013	1.75%	0.37%	0.35%	2.61%	547%
June 1, 2011 to May 31, 2012	2.33%	0.37%	0.35%	8.20%	803%
June 1, 2010 to May 31, 2011	2.99%	0.37%	0.35%	7.02%	789%
June 1, 2009 to May 31, 2010	3.78%	0.38%	0.34%	10.87%	638%
June 1, 2008 to May 31, 2009	4.92%	0.40%	0.39%	6.58%	633%

Inflation-Protected Bond Portfolio
June 1, 2013 to November 30, 2013 (unaudited)	1.23%	0.52%	0.44%	(3.91)%	4%
June 1, 2012 to May 31, 2013	1.52%	0.50%	0.44%	(1.86)%	15%
June 1, 2011 to May 31, 2012	3.00%	0.48%	0.44%	12.62%	23%
June 1, 2010 to May 31, 2011	3.25%	0.44%	0.43%	8.19%	19%
June 1, 2009 to May 31, 2010	3.53%	0.45%	0.44%	8.28%	31%
June 1, 2008 to May 31, 2009	1.70%	0.45%	0.37%	(1.33)%	53%

1.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Income Funds	39

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following portfolios: the Wells Fargo Advantage Core Bond Portfolio (“Core Bond Portfolio”), and the Wells Fargo Advantage Inflation-Protected Bond Portfolio (“Inflation-Protected Bond Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”). Each portfolio is a diversified series of the Trust.

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds and other master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Portfolios’ Valuation Procedures.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolios. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios receive collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of

40	Wells Fargo Advantage Income Funds	Notes to financial statements (unaudited)

each business day and any additional required collateral is delivered to the Portfolios on the next business day. In a securities lending transaction, the net asset value of the Portfolios will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolios fluctuate from time to time, In the event of default or bankruptcy by the borrower, the Portfolios may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolios have the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statements of Operations.

When-issued transactions

Each Portfolio may purchase securities on a forward commitment or when-issued basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Each Portfolio may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

TBA sale commitments

Each Portfolio may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Inflation-indexed bonds and TIPS

Each Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the

Notes to financial statements (unaudited)	Wells Fargo Advantage Income Funds	41

original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Credit default swaps

Each Portfolio may be subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Portfolio may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Portfolio is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Portfolio could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Portfolio as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by having the counterparty post collateral to cover the Portfolio’s exposure to the counterparty.

If the Portfolio is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statements of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Portfolio provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

Mortgage dollar roll transactions

Each Portfolio may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolios account for TBA dollar roll transactions as purchases and sales.

42	Wells Fargo Advantage Income Funds	Notes to financial statements (unaudited)

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Core Bond Portfolio

Agency securities	$0	$1,033,841,344	$0	$1,033,841,344

Asset-backed securities	0	434,124,222	0	434,124,222

Corporate bonds and notes	0	555,111,024	0	555,111,024

Municipal obligations	0	29,429,558	0	29,429,558

Non-agency mortgage backed securities	0	214,467,880	0	214,467,880

U.S. Treasury securities	553,754,061	0	0	553,754,061

Yankee corporate bonds and notes	0	191,000,052	0	191,000,052

Yankee government bonds	0	58,409,823	0	58,409,823

Short-term investments
Investment companies	67,603,250	0	0	67,603,250
Total	$621,357,311	$2,516,383,903	$0	$3,137,741,214

Notes to financial statements (unaudited)	Wells Fargo Advantage Income Funds	43

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Inflation-Protected Bond Portfolio

U.S. Treasury securities	$53,610,497	$0	$0	$53,610,497

Short-term investments
Investment companies	378,253	0	0	378,253
Total	$53,988,750	$0	$0	$53,988,750

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended November 30, 2013, the Portfolios did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Portfolios.

Funds Management is entitled to receive an annual advisory fee starting at 0.40% and declining to 0.30% as the average daily net assets of each Portfolio increase. For the six months ended November 30, 2013, the advisory fee for Core Bond Portfolio and Inflation-Protected Bond Portfolio was equivalent to an annual rate of 0.36% and 0.40%, respectively, of each Portfolio’s average daily net assets.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Portfolios. The fees for subadvisory services are borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to each Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of each Portfolio increase.

Funds Management has voluntarily waived its advisory fee and/or reimbursed expenses to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2013 were as follows:

	Purchases at cost		Sales proceeds
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Core Bond Portfolio	$9,502,705,522	$1,281,586,707	$9,499,008,748	$1,347,369,267
Inflation-Protected Bond Portfolio	2,452,437	0	11,910,032	0

6. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2013, Inflation-Protected Bond Portfolio entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

As of November 30, 2013, Inflation-Protected Bond Portfolio did not have any open futures contracts. Inflation-Protected Bond Portfolio had an average notional amount of $21,268 in long futures contracts during the six months ended November 30, 2013.

The realized losses and change in unrealized gains or losses on derivative instruments are reflected in the Statements of Operations.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

44	Wells Fargo Advantage Income Funds	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available without charge on the website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Income Funds	45

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 131 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

46	Wells Fargo Advantage Income Funds	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Income Funds	47

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

221301 01-14 SILD/SAR103 11-13

Wells Fargo Advantage WealthBuilder
PortfoliosSM

Semi-Annual Report

November 30, 2013

■	Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM

■	Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM

■	Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM

■	Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM

■	Wells Fargo Advantage WealthBuilder Equity PortfolioSM

■	Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of November 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Funds disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage WealthBuilder Portfolios	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Equity returns were bolstered by positive economic growth and accommodative monetary policies in many countries. Many fixed-income returns were modestly positive because interest rates stabilized and credit conditions were favorable, enabling lower-quality bonds to do well.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage WealthBuilder Portfolios for the six-month period that ended November 30, 2013. Equity returns were bolstered by positive economic growth and accommodative monetary policies in many countries. Many fixed-income returns were modestly positive because interest rates stabilized and credit conditions were favorable, enabling lower-quality bonds to do well.

Economic growth was no longer a negative for investors.

Fears of a stalling U.S. economy, a eurozone recession, and a hard landing in China were largely erased. The U.S. economy grew modestly during the past six months. Broadly speaking, the U.S. saw gains in business investment and housing alongside some drag from government spending. Employment trended in the right direction, with the unemployment rate declining, though still higher than satisfactory levels. Meanwhile, monetary policy remained accommodative throughout the period. At the end of November 2013, the federal funds rate remained near zero and the quantitative easing program continued at the rate of $85 billion per month.

In other parts of the world, the eurozone ended its recession and began registering positive growth. While Germany was the healthiest of the eurozone economies, many of the troubled southern countries—such as Spain and Portugal—began growing again or showed significantly improved growth trends. Another sign of healing was that yields on government debt in Europe’s peripheral countries declined. Japan, meanwhile, continued its recovery. Emerging markets growth was mixed, but China’s growth appeared to stabilize. Meanwhile, the European Central Bank kept its monetary policy accommodative, lowering its short-term interest rates from 0.50% to 0.25% in November 2013.

Investor optimism resulted in positive equity returns.

Investor confidence grew during the period as economic concerns lessened. Stock markets also benefited from easy monetary policies and resolutions of political problems, such as the end of the U.S. government shutdown. As a result, the S&P 500 Index1 returned 11.91% for the six-month period that ended November 30, 2013. The index also managed to end higher than 1,800, a level typically considered a threshold for investor optimism. Meanwhile, the MSCI ACWI ex USA (Net)2, a measure of non-U.S. developed country equities, returned 9.37% during the six-month period that ended November 30, 2013.

Bond markets struggled to return to positive territory.

During the six months ended November 30, 2013, most categories of non-U.S. Treasury bonds managed to earn positive returns. However, it was a volatile path to positive results, and U.S. Treasury bonds did not manage to claw back into positive territory. June 2013 was a difficult month for bonds because yields increased in response to Federal Reserve Chairman Bernanke’s comments about the scaling back of its bond-buying program. Interest rates then stabilized, and

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

2.	The Morgan Stanley Capital International All Country World Index ex USA (Net) (MSCI ACWI ex USA (Net)) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed or produced by MSCI.

Letter to shareholders (unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	3

investment-grade and high-yield bond markets began generating positive returns. U.S. Treasury bonds bore the brunt of the interest-rate increase, while bonds in lower-tier credit categories benefited from a yield cushion and investor appetite for equity-correlated returns.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. Weencourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

4	Wells Fargo Advantage WealthBuilder Portfolios	Performance highlights (unaudited)

Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio

Investment objective

The Portfolio seeks current income with a secondary emphasis on capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp Acharya, CFA, FRM

Christian L. Chan, CFA

Average annual total returns (%) as of November 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[2]
Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio (WBCAX)	9-30-2004	2.69	7.36	3.83	4.26	7.69	4.00	2.07	2.03
WealthBuilder Conservative Allocation Composite Index[3]	–	–	–	–	3.74	7.87	5.57	–	–
S&P 500 Index[4,8]	–	–	–	–	30.30	17.60	7.63	–	–
Barclays U.S. Aggregate Bond Index[5,8]	–	–	–	–	(1.61)	5.33	4.66	–	–
Russell 3000® Index[6,8]	–	–	–	–	31.71	18.54	8.13	–	–
MSCI ACWI ex USA (Net)[7,8]	–	–	–	–	18.24	13.87	7.63	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Portfolio’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For WealthBuilder Portfolio shares, the maximum front-end sales charge is 1.50%. Performance including sales charge assumes the sales charge for the corresponding time period.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The Portfolio will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Portfolio is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-backed securities risk, and smaller-company investment risk. Consult the Portfolio’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	5

Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio (continued)

Ten largest holdings[9] (%) as of November 30, 2013
Wells Fargo Advantage Short Duration Government Bond Fund	28.10
Wells Fargo Advantage Government Securities Fund	18.71
Wells Fargo Advantage Core Bond Portfolio	18.70
PIMCO High Yield Fund	4.71
Oppenheimer International Bond Fund	4.69
MFS Value Fund	3.15
PIMCO CommodityRealReturn Strategy Fund	2.70
Thornburg International Value Fund	1.76
ING Global Real Estate Fund	1.76
Eaton Vance Large Cap Value Fund	1.58

Current target allocation[10] as of November 30, 2013

1.	Reflects the expense ratios as stated in the most recent prospectuses.

2.	The Adviser has committed through September 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Portfolio’s Total Annual Fund Operating Expenses After FeeWaiver, excluding certain expenses, at 1.50%. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Portfolio’s returns would have been lower.

3.	Source: Wells Fargo Funds Management, LLC. The WealthBuilder Conservative Allocation Composite Index is weighted 14% in the Russell 3000 Index, 6% in the MSCI ACWI ex USA (Net), and 80% in the Barclays U.S. Aggregate Bond Index. Prior to October 1, 2013, the composition of the index was 20% in the S&P 500 Index and 80% in the Barclays U.S. Aggregate Bond Index. You cannot invest directly in an index.

4.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

5.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays U.S. Government/Credit Index and the Barclays U.S. Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

6.	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

7.	The Morgan Stanley Capital International All Country World Index ex USA (Net) (MSCI ACWI ex USA (Net)) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed or produced by MSCI.

8.	At the close of business on September 30, 2013, the Portfolio changed its benchmarks from the S&P 500 Index and the Barclays U.S. Aggregate Bond Index to the Russell 3000 Index, the MSCI ACWI ex USA (Net) and the Barclays U.S. Aggregate Bond Index. We believe these benchmarks are more similar to the characteristics of the Portfolio in light of the recent changes to the Portfolio’s investment strategies.

9.	The ten largest holdings are calculated based on the value of the holdings divided by total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

10.	Current target allocation is subject to change and is calculated based on the total long-term investments of the Portfolio. The Portfolio’s use of futures contracts to implement a Tactical Asset Allocation (TAA) shift toward stocks or bonds is reflected in the allocation shown.

6	Wells Fargo Advantage WealthBuilder Portfolios	Performance highlights (unaudited)

Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio

Investment objective

The Portfolio seeks a combination of current income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp Acharya, CFA, FRM

Christian L. Chan, CFA

Average annual total returns (%) as of November 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[2]
Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio (WBBBX)	9-30-2004	9.29	10.44	4.61	10.95	10.78	4.79	2.14	2.10
WealthBuilder Moderate Balanced Composite Index[3]	–	–	–	–	9.33	10.33	6.37	–	–
S&P 500 Index[4,8]	–	–	–	–	30.30	17.60	7.63	–	–
Barclays U.S. Aggregate Bond Index[5,8]	–	–	–	–	(1.61)	5.33	4.66	–	–
Russell 3000® Index[6,8]	–	–	–	–	31.71	18.54	8.13	–	–
MSCI ACWI ex USA (Net)[7,8]	–	–	–	–	18.24	13.87	7.63	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Portfolio’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For WealthBuilder Portfolio shares, the maximum front-end sales charge is 1.50%. Performance including sales charge assumes the sales charge for the corresponding time period.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The Portfolio will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Portfolio is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-backed securities risk, and smaller-company investment risk. Consult the Portfolio’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	7

Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio (continued)

Ten largest holdings[9] (%) as of November 30, 2013
Wells Fargo Advantage Short Duration Government Bond Fund	18.33
Wells Fargo Advantage Core Bond Portfolio	13.72
Wells Fargo Advantage Government Securities Fund	13.71
MFS Value Fund	6.41
PIMCO High Yield Fund	4.61
Oppenheimer International Bond Fund	4.59
Thornburg International Value Fund	3.49
Eaton Vance Large Cap Value Fund	3.20
Invesco Growth and Income Fund	3.19
T. Rowe Price Blue Chip Growth Fund	3.14

Current target allocation[10] as of November 30, 2013

1.	Reflects the expense ratios as stated in the most recent prospectuses.

2.	The Adviser has committed through September 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Portfolio’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.50%. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Portfolio’s returns would have been lower.

3.	Source: Wells Fargo Funds Management, LLC. The WealthBuilder Moderate Balanced Composite Index is weighted 28% in the Russell 3000 Index, 12% in the MSCI ACWI ex USA (Net), and 60% in the Barclays U.S. Aggregate Bond Index. Prior to October 1, 2013, the composition of the index was 40% in the S&P 500 Index and 60% in the Barclays U.S. Aggregate Bond Index. You cannot invest directly in an index.

4.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

5.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays U.S. Government/Credit Index and the Barclays U.S. Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

6.	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

7.	The Morgan Stanley Capital International All Country World Index ex USA (Net) (MSCI ACWI ex USA (Net)) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed or produced by MSCI.

8.	At the close of business on September 30, 2013, the Portfolio changed its benchmarks from the S&P 500 Index and the Barclays U.S. Aggregate Bond Index to the Russell 3000 Index, the MSCI ACWI ex USA (Net) and the Barclays U.S. Aggregate Bond Index. We believe these benchmarks are more similar to the characteristics of the Portfolio in light of the recent changes to the Portfolio’s investment strategies.

9.	The ten largest holdings are calculated based on the value of the holdings divided by total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

10.	Current target allocation is subject to change and is calculated based on the total long-term investments of the Portfolio. The Portfolio’s use of futures contracts to implement a Tactical Asset Allocation (TAA) shift toward stocks or bonds is reflected in the allocation shown.

8	Wells Fargo Advantage WealthBuilder Portfolios	Performance highlights (unaudited)

Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio

Investment objective

The Portfolio seeks a combination of capital appreciation and current income.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp Acharya, CFA, FRM

Christian L. Chan, CFA

Average annual total returns (%) as of November 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio (WBGBX)	10-1-1997	17.02	14.11	5.30	18.80	14.45	5.46	2.22	2.18
WealthBuilder Growth Balanced Composite Index[3]	–	–	–	–	15.16	12.71	7.15	–	–
S&P 500 Index[4,8]	–	–	–	–	30.30	17.60	7.69	–	–
Barclays U.S. Aggregate Bond Index[5,8]	–	–	–	–	(1.61)	5.33	4.71	–	–
Russell 3000® Index[6,8]	–	–	–	–	31.71	18.54	8.09	–	–
MSCI ACWI ex USA (Net)[7,8]	–	–	–	–	18.24	13.87	8.26	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Portfolio’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For WealthBuilder Portfolio shares, the maximum front-end sales charge is 1.50%. Performance including sales charge assumes the sales charge for the corresponding time period.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The Portfolio will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Portfolio is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-backed securities risk, and smaller-company investment risk. Consult the Portfolio’s prospectus for additional information on these and other risks.

Please see footnotes on page 9.

Performance highlights (unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	9

Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio (continued)

Ten largest holdings[9] (%) as of November 30, 2013
Wells Fargo Advantage Government Securities Fund	12.36
Wells Fargo Advantage Core Bond Portfolio	11.42
MFS Value Fund	9.94
Thornburg International Value Fund	5.42
Eaton Vance Large Cap Value Fund	4.95
Invesco Growth and Income Fund	4.93
T. Rowe Price Blue Chip Growth Fund	4.86
PIMCO High Yield Fund	4.80
Oppenheimer International Bond Fund	4.77
Wells Fargo Advantage International Growth Portfolio	3.62

Current target allocation[10] as of November 30, 2013

1.	Reflects the expense ratios as stated in the most recent prospectuses.

2.	The Adviser has committed through September 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Portfolio’s Total Annual Fund Operating Expenses After FeeWaiver, excluding certain expenses, at 1.50%. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Portfolio’s returns would have been lower.

3.	Source: Wells Fargo Funds Management, LLC. The WealthBuilder Growth Balanced Composite Index is weighted 42% in the Russell 3000 Index, 18% in the MSCI ACWI ex USA (Net), and 40% in the Barclays U.S. Aggregate Bond Index. Prior to October 1, 2013, the composition of the index was 65% in the S&P 500 Index and 35% in the Barclays U.S. Aggregate Bond Index. You cannot invest directly in an index.

4.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

5.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays U.S. Government/Credit Index and the Barclays U.S. Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

6.	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

7.	The Morgan Stanley Capital International All Country World Index ex USA (Net) (MSCI ACWI ex USA (Net)) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed or produced by MSCI.

8.	At the close of business on September 30, 2013, the Portfolio changed its benchmarks from the S&P 500 Index and the Barclays U.S. Aggregate Bond Index to the Russell 3000 Index, the MSCI ACWI ex USA (Net) and the Barclays U.S. Aggregate Bond Index. We believe these benchmarks are more similar to the characteristics of the Portfolio in light of the recent changes to the Portfolio’s investment strategies.

9.	The ten largest holdings are calculated based on the value of the holdings divided by total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

10.	Current target allocation is subject to change and is calculated based on the total long-term investments of the Portfolio. The Portfolio’s use of futures contracts to implement a Tactical Asset Allocation (TAA) shift toward stocks or bonds is reflected in the allocation shown.

10	Wells Fargo Advantage WealthBuilder Portfolios	Performance highlights (unaudited)

Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio

Investment objective

The Portfolio seeks capital appreciation with a secondary emphasis on current income.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp Acharya, CFA, FRM

Christian L. Chan, CFA

Average annual total returns (%) as of November 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[2]
Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio (WBGGX)	9-30-2004	21.07	15.51	5.40	22.92	15.86	5.58	2.28	2.21
WealthBuilder Growth Allocation Composite Index[3]	–	–	–	–	21.26	15.01	7.63	–	–
S&P 500 Index[4,8]	–	–	–	–	30.30	17.60	7.63	–	–
Barclays U.S. Aggregate Bond Index[5,8]	–	–	–	–	(1.61)	5.33	4.66	–	–
Russell 3000® Index[6,8]	–	–	–	–	31.71	18.54	8.13	–	–
MSCI ACWI ex USA (Net)[7,8]	–	–	–	–	18.24	13.87	7.63	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Portfolio’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For WealthBuilder Portfolio shares, the maximum front-end sales charge is 1.50%. Performance including sales charge assumes the sales charge for the corresponding time period.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The Portfolio will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Portfolio is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-backed securities risk, and smaller-company investment risk. Consult the Portfolio’s prospectus for additional information on these and other risks.

Please see footnotes on page 11.

Performance highlights (unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	11

Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio (continued)

Ten largest holdings[9] (%) as of November 30, 2013
MFS Value Fund	12.58
Thornburg International Value Fund	6.94
Eaton Vance Large Cap Value Fund	6.28
Invesco Growth and Income Fund	6.25
T. Rowe Price Blue Chip Growth Fund	6.18
Wells Fargo Advantage Core Bond Portfolio	5.78
Wells Fargo Advantage Government Securities Fund	5.78
Wells Fargo Advantage Small Company Value Portfolio	4.63
American Century Growth Fund	4.34
Wells Fargo Advantage Endeavor Select Fund	3.52

Current target allocation[10] as of November 30, 2013

1.	Reflects the expense ratios as stated in the most recent prospectuses.

2.	The Adviser has committed through September 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Portfolio’s Total Annual Fund Operating Expenses After FeeWaiver, excluding certain expenses, at 1.50%. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Portfolio’s returns would have been lower.

3.	Source: Wells Fargo Funds Management, LLC. The WealthBuilder Growth Allocation Composite Index is weighted 56% in the Russell 3000 Index, 24% in the MSCI ACWI ex USA (Net), and 20% in the Barclays U.S. Aggregate Bond Index. Prior to October 1, 2013, the composition of the index was 80% in the S&P 500 Index and 20% in the Barclays U.S. Aggregate Bond Index. You cannot invest directly in an index.

4.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

5.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays U.S. Government/Credit Index and the Barclays U.S. Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

6.	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

7.	The Morgan Stanley Capital International All Country World Index ex USA (Net) (MSCI ACWI ex USA (Net)) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed or produced by MSCI.

8.	At the close of business on September 30, 2013, the Portfolio changed its benchmarks from the S&P 500 Index and the Barclays U.S. Aggregate Bond Index to the Russell 3000 Index, the MSCI ACWI ex USA (Net) and the Barclays U.S. Aggregate Bond Index. We believe these benchmarks are more similar to the characteristics of the Portfolio in light of the recent changes to the Portfolio’s investment strategies.

9.	The ten largest holdings are calculated based on the value of the holdings divided by total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

10.	Current target allocation is subject to change and is calculated based on the total long-term investments of the Portfolio. The Portfolio’s use of futures contracts to implement a Tactical Asset Allocation (TAA) shift toward stocks or bonds is reflected in the allocation shown.

12	Wells Fargo Advantage WealthBuilder Portfolios	Performance highlights (unaudited)

Wells Fargo Advantage WealthBuilder Equity Portfolio

Investment objective

The Portfolio seeks long-term capital appreciation with no emphasis on income.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp Acharya, CFA, FRM

Christian L. Chan, CFA

Average annual total returns (%) as of November 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Wells Fargo Advantage WealthBuilder Equity Portfolio (WBGIX)	10-1-1997	25.96	15.81	5.57	27.88	16.16	5.73	2.44	2.31
WealthBuilder Equity Portfolio Composite Index[3,7]	–	–	–	–	27.63	17.21	8.23	–	–
S&P 500 Index[4,7]	–	–	–	–	30.30	17.60	7.69	–	–
Russell 3000® Index[5,7]	–	–	–	–	31.71	18.54	8.09	–	–
MSCI ACWI ex USA (Net)[6,7]	–	–	–	–	18.24	13.87	8.26	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Portfolio’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For WealthBuilder Portfolio shares, the maximum front-end sales charge is 1.50%. Performance including sales charge assumes the sales charge for the corresponding time period.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The Portfolio will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Portfolio is exposed to foreign investment risk and smaller-company investment risk. Consult the Portfolio’s prospectus for additional information on these and other risks.

Please see footnotes on page 13.

Performance highlights (unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	13

Wells Fargo Advantage WealthBuilder Equity Portfolio (continued)

Ten largest holdings[8] (%) as of November 30, 2013
MFS Value Fund	14.93
T. Rowe Price Blue Chip Growth Fund	10.50
Thornburg International Value Fund	9.02
Eaton Vance Large Cap Value Fund	7.48
Invesco Growth and Income Fund	7.48
American Century Growth Fund	7.44
Wells Fargo Advantage International Growth Portfolio	6.03
Wells Fargo Advantage Endeavor Select Fund	6.00
Wells Fargo Advantage Large Cap Growth Fund	5.96
Dodge & Cox International Stock Fund	3.02

Portfolio allocation[9] as of November 30, 2013

1.	Reflects the expense ratios as stated in the most recent prospectuses.

2.	The Adviser has committed through September 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Portfolio’s Total Annual Fund Operating Expenses After FeeWaiver, excluding certain expenses, at 1.50%. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Portfolio’s returns would have been lower.

3.	Source: Wells Fargo Funds Management, LLC. The WealthBuilder Equity Portfolio Composite Index is weighted 70% in the Russell 3000 Index, and 30% in the MSCI ACWI ex USA (Net). You cannot invest directly in an index.

4.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

5.	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

6.	The Morgan Stanley Capital International All Country World Index ex USA (Net) (MSCI ACWI ex USA (Net)) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed or produced by MSCI.

7.	At the close of business on September 30, 2013, the Portfolio changed its benchmark from the S&P 500 Index to the Russell 3000 Index and the MSCI ACWI ex USA (Net). We believe the new benchmarks are more similar to the characteristics of the Portfolio in light of the recent changes to the Portfolio’s investment strategies.

8.	The ten largest holdings are calculated based on the value of the holdings divided by total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

9.	Portfolio allocation is subject to change and is calculated based on the total long-term investments of the Portfolio.

14	Wells Fargo Advantage WealthBuilder Portfolios	Performance highlights (unaudited)

Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio

Investment objective

The Portfolio seeks long-term capital appreciation with no emphasis on income.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp Acharya, CFA, FRM

Christian L. Chan, CFA

Average annual total returns (%) as of November 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio (WBGAX)	10-1-1997	22.72	16.49	6.77	24.59	16.84	6.93	2.32	2.26
WealthBuilder Tactical Equity Composite Index[3,7]	–	–	–	–	27.63	17.21	8.23	–	–
S&P 500 Index[4,7]	–	–	–	–	30.30	17.60	7.69	–	–
Russell 3000® Index[5,7]	–	–	–	–	31.71	18.54	8.09	–	–
MSCI ACWI ex USA (Net)[6,7]	–	–	–	–	18.24	13.87	8.26	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Portfolio’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For WealthBuilder Portfolio shares, the maximum front-end sales charge is 1.50%. Performance including sales charge assumes the sales charge for the corresponding time period.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The Portfolio will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Portfolio is exposed to alternative investment risk, foreign investment risk, and smaller-company investment risk. Consult the Portfolio’s prospectus for additional information on these and other risks.

Please see footnotes on page 15.

Performance highlights (unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	15

Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio (continued)

Ten largest holdings[8] (%) as of November 30, 2013
MFS Value Fund	16.19
Thornburg International Value Fund	8.97
Eaton Vance Large Cap Value Fund	8.10
Invesco Growth and Income Fund	8.09
T. Rowe Price Blue Chip Growth Fund	7.93
Wells Fargo Advantage International Growth Portfolio	5.98
Wells Fargo Advantage Endeavor Select Fund	4.53
Wells Fargo Advantage Large Cap Growth Fund	4.47
Wells Fargo Advantage Small Company Value Portfolio	3.79
Wells Fargo Advantage Small Cap Value Fund	3.78

Portfolio allocation[9] as of November 30, 2013

1.	Reflects the expense ratios as stated in the most recent prospectuses.

2.	The Adviser has committed through September 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Portfolio’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.50%. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Portfolio’s returns would have been lower.

3.	Source: Wells Fargo Funds Management, LLC. The WealthBuilder Tactical Equity Composite Index is weighted 70% in the Russell 3000 Index, and 30% in the MSCI ACWI ex USA (Net). You cannot invest directly in an index.

4.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

5.	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

6.	The Morgan Stanley Capital International All Country World Index ex USA (Net) (MSCI ACWI ex USA (Net)) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed or produced by MSCI.

7.	At the close of business on September 30, 2013, the Portfolio changed its benchmark from the S&P 500 Index to the Russell 3000 Index and the MSCI ACWI ex USA (Net). We believe the new benchmarks are more similar to the characteristics of the Portfolio in light of the recent changes to the Portfolio’s investment strategies.

8.	The ten largest holdings are calculated based on the value of the holdings divided by total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

9.	Portfolio allocation is subject to change and is calculated based on the total long-term investments of the Portfolio.

16	Wells Fargo Advantage WealthBuilder Portfolios	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2013 to November 30, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 6-1-2013	Ending account value 11-30-2013	Expenses paid during the period[1]	Net annual expense ratio
Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio
Actual	$1,000.00	$1,019.13	$7.59	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%
Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio
Actual	$1,000.00	$1,050.89	$7.71	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%
Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio
Actual	$1,000.00	$1,085.27	$7.84	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%
Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio
Actual	$1,000.00	$1,105.50	$7.92	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%
Wells Fargo Advantage WealthBuilder Equity Portfolio
Actual	$1,000.00	$1,127.14	$8.00	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%
Wells Fargo Advantage ealthBuilder Tactical Equity Portfolio
Actual	$1,000.00	$1,123.64	$7.99	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	17

WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO

Security name	Shares	Value

Investment Companies: 99.86%

Affiliated Master Portfolios: 21.35%
Wells Fargo Advantage Core Bond Portfolio		$114,758,211
Wells Fargo Advantage Emerging Growth Portfolio		4,492,813
Wells Fargo Advantage International Growth Portfolio		7,223,948
Wells Fargo Advantage Small Company Value Portfolio		4,525,633

		131,000,605

Alternative Investment Funds: 5.46%
AQR Managed Futures Strategy Fund	298,075	3,105,941
ING Global Real Estate Fund	591,508	10,800,936
PIMCO CommodityRealReturn Strategy Fund	2,968,047	16,561,703
The Arbitrage Fund	237,342	3,054,590

		33,523,170

International Equity Funds: 4.69%
DFA International Small Cap Value Portfolio	118,508	2,393,865
Dodge & Cox International Stock Fund	83,787	3,604,502
Oppenheimer Developing Markets Fund	79,196	2,976,199
T. Rowe Price International Discovery Fund	42,947	2,408,049
Templeton Institutional Foreign Equity Fund	155,574	3,603,095
Thornburg International Value Fund	340,902	10,813,398
Wells Fargo Advantage Emerging Markets Equity Fund (l)	132,316	2,962,545

		28,761,653

International Fixed Income Funds: 4.69%
Oppenheimer International Bond Fund	4,729,974	28,758,240

U.S. Equity Funds: 12.17%
American Century Growth Fund	197,335	6,725,178
Eaton Vance Large Cap Value Fund	394,159	9,676,610
Invesco Growth and Income Fund	355,319	9,661,132
MFS Value Fund	582,088	19,348,615
Royce Pennsylvania Mutual Fund	296,571	4,507,886
T. Rowe Price Blue Chip Growth Fund	151,282	9,456,652
Wells Fargo Advantage Endeavor Select Fund (l)†	367,810	5,414,161
Wells Fargo Advantage Large Cap Growth Fund (l)	119,891	5,389,102
Wells Fargo Advantage Small Cap Value Fund (l)	115,485	4,500,467

		74,679,803

U.S. Fixed Income Funds: 51.50%
PIMCO High Yield Fund	3,001,500	28,874,434
Wells Fargo Advantage Government Securities Fund (l)	10,558,851	114,774,708
Wells Fargo Advantage Short Duration Government Bond Fund (l)	17,017,911	172,391,442

		316,040,584

Total Investment Companies (Cost $576,279,571)		612,764,055

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage WealthBuilder Portfolios	Portfolio of investments—November 30, 2013 (unaudited)

WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO

Security name	Yield		Shares	Value

Short-Term Investments: 0.37%

Investment Companies: 0.18%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08%		1,100,000	$1,100,000

		Maturity date	Principal
U.S. Treasury Securities: 0.19%
Treasury Bill #(z)	0.01	12-26-2013	$1,164,000	1,163,956

Total Short-Term Investments (Cost $2,263,956)				2,263,956

Total investments in securities
(Cost $578,543,527) *	100.23%	615,028,011
Other assets and liabilities, net	(0.23)	(1,436,148)

Total net assets	100.00%	$613,591,863

(l)	Investment in an affiliate

†	Non-income-earning security

(u)	Rate shown is the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

*	Cost for federal income tax purposes is $585,060,217 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$42,403,325
Gross unrealized depreciation	(12,435,531)

Net unrealized appreciation	$29,967,794

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	19

WEALTHBUILDER MODERATE BALANCED PORTFOLIO

Security name	Shares	Value

Investment Companies: 99.46%

Affiliated Master Portfolios: 19.02%
Wells Fargo Advantage Core Bond Portfolio		$115,089,312
Wells Fargo Advantage Emerging Growth Portfolio		12,329,268
Wells Fargo Advantage International Growth Portfolio		12,498,430
Wells Fargo Advantage Small Company Value Portfolio		19,718,916

		159,635,926

Alternative Investment Funds: 5.28%
AQR Managed Futures Strategy Fund	406,601	4,236,782
ING Global Real Estate Fund	788,284	14,394,062
PIMCO CommodityRealReturn Strategy Fund	3,870,693	21,598,464
The Arbitrage Fund	318,054	4,093,358

		44,322,666

International Equity Funds: 9.26%
DFA International Small Cap Value Portfolio	319,698	6,457,895
Dodge & Cox International Stock Fund	228,172	9,815,978
Oppenheimer Developing Markets Fund	212,131	7,971,900
T. Rowe Price International Discovery Fund	116,247	6,517,943
Templeton Institutional Foreign Equity Fund	421,547	9,763,020
Thornburg International Value Fund	924,068	29,311,425
Wells Fargo Advantage Emerging Markets Equity Fund (l)	351,333	7,866,346

		77,704,507

International Fixed Income Funds: 4.59%
Oppenheimer International Bond Fund	6,328,474	38,477,123

U.S. Equity Funds: 24.66%
American Century Growth Fund	541,258	18,446,071
Eaton Vance Large Cap Value Fund	1,092,823	26,828,816
Invesco Growth and Income Fund	983,678	26,746,204
MFS Value Fund	1,617,250	53,757,385
Royce Pennsylvania Mutual Fund	821,668	12,489,351
T. Rowe Price Blue Chip Growth Fund	421,580	26,352,961
Wells Fargo Advantage Endeavor Select Fund †(l)	1,020,563	15,022,680
Wells Fargo Advantage Large Cap Growth Fund (l)	328,964	14,786,938
Wells Fargo Advantage Small Cap Value Fund (l)	320,769	12,500,368

		206,930,774

U.S. Fixed Income Funds: 36.65%
PIMCO High Yield Fund	4,018,224	38,655,312
Wells Fargo Advantage Government Securities Fund (l)	10,586,464	115,074,859
Wells Fargo Advantage Short Duration Government Bond Fund (l)	15,179,336	153,766,678

		307,496,849

Total Investment Companies (Cost $751,482,016)		834,567,845

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage WealthBuilder Portfolios	Portfolio of investments—November 30, 2013 (unaudited)

WEALTHBUILDER MODERATE BALANCED PORTFOLIO

Security name	Yield		Shares	Value

Short-Term Investments: 0.51%

Investment Companies: 0.14%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)	0.08%		1,159,929	$1,159,929

		Maturity date	Principal
U.S. Treasury Securities: 0.37%
U.S.Treasury Bill #(z)	0.01	12-26-2013	$3,111,000	3,110,883

Total Short-Term Investments (Cost $4,270,812)				4,270,812

Total investments in securities (Cost $755,752,828) *	99.97%	838,838,657
Other assets and liabilities, net	0.03	268,042

Total net assets	100.00%	$839,106,699

(l)	Investment in an affiliate

†	Non-income-earning security

(u)	Rate shown is the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

*	Cost for federal income tax purposes is $765,943,391 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$91,993,039
Gross unrealized depreciation	(19,097,773)

Net unrealized appreciation	$72,895,266

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	21

WEALTHBUILDER GROWTH BALANCED PORTFOLIO

Security name	Shares	Value

Investment Companies: 99.32%

Affiliated Master Portfolios: 19.64%
Wells Fargo Advantage Core Bond Portfolio		$99,680,822
Wells Fargo Advantage Emerging Growth Portfolio		19,927,501
Wells Fargo Advantage International Growth Portfolio		31,585,293
Wells Fargo Advantage Small Company Value Portfolio		20,195,279

		171,388,895

Alternative Investment Funds: 5.27%
AQR Managed Futures Strategy Fund	421,501	4,392,042
ING Global Real Estate Fund	811,259	14,813,584
PIMCO CommodityRealReturn Strategy Fund	4,042,035	22,554,553
The Arbitrage Fund	331,243	4,263,093

		46,023,272

International Equity Funds: 14.31%
DFA International Small Cap Value Portfolio	513,911	10,381,000
Dodge & Cox International Stock Fund	365,866	15,739,574
Oppenheimer Developing Markets Fund	340,205	12,784,917
T. Rowe Price International Discovery Fund	186,648	10,465,356
Templeton Institutional Foreign Equity Fund	675,334	15,640,743
Thornburg International Value Fund	1,491,672	47,315,821
Wells Fargo Advantage Emerging Markets Equity Fund (l)	563,777	12,622,973

		124,950,384

International Fixed Income Funds: 4.78%
Oppenheimer International Bond Fund	6,854,737	41,676,801

U.S. Equity Funds: 38.17%
American Century Growth Fund	866,987	29,546,902
Eaton Vance Large Cap Value Fund	1,761,560	43,246,301
Invesco Growth and Income Fund	1,582,717	43,034,074
MFS Value Fund	2,610,571	86,775,385
Royce Pennsylvania Mutual Fund	1,327,750	20,181,804
T. Rowe Price Blue Chip Growth Fund	678,185	42,393,355
Wells Fargo Advantage Endeavor Select Fund (l)†	1,634,859	24,065,122
Wells Fargo Advantage Large Cap Growth Fund (l)	527,808	23,724,988
Wells Fargo Advantage Small Cap Value Fund (l)	518,427	20,203,094

		333,171,025

U.S. Fixed Income Funds: 17.15%
PIMCO High Yield Fund	4,351,226	41,858,798
Wells Fargo Advantage Government Securities Fund (l)	9,921,557	107,847,327

		149,706,125

Total Investment Companies (Cost $725,912,782)		866,916,502

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage WealthBuilder Portfolios	Portfolio of investments—November 30, 2013 (unaudited)

WEALTHBUILDER GROWTH BALANCED PORTFOLIO

Security name	Yield		Shares	Value

Short-Term Investments: 0.67%

Investment Companies: 0.30%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08%		2,652,130	$2,652,130

		Maturity date	Principal
U.S. Treasury Securities: 0.37%
Treasury Bill #(z)	0.01	12-26-2013	$3,214,000	3,213,879

Total Short-Term Investments (Cost $5,866,009)				5,866,009

Total investments in securities (Cost $731,778,791) *	99.99%	872,782,511
Other assets and liabilities, net	0.01	115,550

Total net assets	100.00%	$872,898,061

(l)	Investment in an affiliate

†	Non-income-earning security

(u)	Rate shown is the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

*	Cost for federal income tax purposes is $754,141,733 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$146,509,230
Gross unrealized depreciation	(27,868,452)

Net unrealized appreciation	$118,640,778

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	23

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO

Security name	Shares	Value

Investment Companies: 99.33%

Affiliated Master Portfolios: 16.27%
Wells Fargo Advantage Core Bond Portfolio		$21,259,841
Wells Fargo Advantage Emerging Growth Portfolio		10,726,622
Wells Fargo Advantage International Growth Portfolio		10,784,677
Wells Fargo Advantage Small Company Value Portfolio		17,013,778

		59,784,918

Alternative Investment Funds: 5.37%
AQR Managed Futures Strategy Fund	175,981	1,833,718
ING Global Real Estate Fund	348,928	6,371,421
PIMCO CommodityRealReturn Strategy Fund	1,746,824	9,747,280
The Arbitrage Fund	139,156	1,790,939

		19,743,358

International Equity Funds: 18.44%
DFA International Small Cap Value Portfolio	279,114	5,638,105
Dodge & Cox International Stock Fund	197,636	8,502,279
Oppenheimer Developing Markets Fund	186,772	7,018,904
T. Rowe Price International Discovery Fund	101,119	5,669,732
Templeton Institutional Foreign Equity Fund	366,260	8,482,571
Thornburg International Value Fund	803,684	25,492,842
Wells Fargo Advantage Emerging Markets Equity Fund (l)	310,668	6,955,849

		67,760,282

International Fixed Income Funds: 2.49%
Oppenheimer International Bond Fund	1,502,968	9,138,043

		9,138,043

U.S. Equity Funds: 48.48%
American Century Growth Fund	467,675	15,938,365
Eaton Vance Large Cap Value Fund	939,563	23,066,271
Invesco Growth and Income Fund	845,196	22,980,879
MFS Value Fund	1,391,181	46,242,868
Royce Pennsylvania Mutual Fund	707,091	10,747,782
T. Rowe Price Blue Chip Growth Fund	363,426	22,717,785
Wells Fargo Advantage Endeavor Select Fund †(l)	878,480	12,931,228
Wells Fargo Advantage Large Cap Growth Fund (l)	284,296	12,779,087
Wells Fargo Advantage Small Cap Value Fund (l)	276,658	10,781,357

		178,185,622

U.S. Fixed Income Funds: 8.28%
PIMCO High Yield Fund	953,630	9,173,917
Wells Fargo Advantage Government Securities Fund (l)	1,955,753	21,259,036

		30,432,953

Total Investment Companies (Cost $295,442,052)		365,045,176

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage WealthBuilder Portfolios	Portfolio of investments—November 30, 2013 (unaudited)

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO

Security name	Yield		Shares	Value

Short-Term Investments: 0.58%

Investment Companies: 0.22%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)	0.08%		796,059	$796,059

		Maturity date	Principal
U.S. Treasury Securities: 0.36%
U.S.Treasury Bill #(z)	0.01	12-26-2013	$1,340,000	1,339,950

Total Short-Term Investments (Cost $2,136,009)				2,136,009

Total investments in securities (Cost $297,578,061) *	99.91%	367,181,185
Other assets and liabilities, net	0.09	321,832

Total net assets	100.00%	$367,503,017

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

†	Non-income-earning security

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

*	Cost for federal income tax purposes is $306,688,199 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$72,242,263
Gross unrealized depreciation	(11,749,277)

Net unrealized appreciation	$60,492,986

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2013 (unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	25

WEALTHBUILDER EQUITY PORTFOLIO

Security name	Shares	Value

Investment Companies: 99.85%

Affiliated Master Portfolios: 11.00%
Wells Fargo Advantage Emerging Growth Portfolio		$3,321,965
Wells Fargo Advantage International Growth Portfolio		8,140,037
Wells Fargo Advantage Small Company Value Portfolio		3,376,023

		14,838,025

International Equity Funds: 24.05%
DFA International Small Cap Value Portfolio	133,333	2,693,334
Dodge & Cox International Stock Fund	94,642	4,071,492
Oppenheimer Developing Markets Fund	89,922	3,379,255
T. Rowe Price International Discovery Fund	48,339	2,710,340
Templeton Institutional Foreign Equity Fund	175,143	4,056,315
Thornburg International Value Fund	383,567	12,166,746
Wells Fargo Advantage Emerging Markets Equity Fund (l)	149,952	3,357,435

		32,434,917

U.S. Equity Funds: 64.80%
American Century Growth Fund	294,623	10,040,743
Eaton Vance Large Cap Value Fund	410,975	10,089,434
Invesco Growth and Income Fund	370,877	10,084,139
MFS Value Fund	605,794	20,136,587
Royce Pennsylvania Mutual Fund	221,858	3,372,249
T. Rowe Price Blue Chip Growth Fund	226,611	14,165,438
Wells Fargo Advantage Endeavor Select Fund †(l)	550,212	8,099,124
Wells Fargo Advantage Large Cap Growth Fund (l)	178,897	8,041,421
Wells Fargo Advantage Small Cap Value Fund (l)	86,583	3,374,135

		87,403,270

Total Investment Companies (Cost $96,295,846)		134,676,212

Total investments in securities (Cost $96,295,846) *	99.85%	134,676,212
Other assets and liabilities, net	0.15	206,878

Total net assets	100.00%	$134,883,090

(l)	Investment in an affiliate

†	Non-income-earning security

*	Cost for federal income tax purposes is $96,526,481 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$38,877,854
Gross unrealized depreciation	(728,123)

Net unrealized appreciation	$38,149,731

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage WealthBuilder Portfolios	Portfolio of investments—November 30, 2013 (unaudited)

WEALTHBUILDER TACTICAL EQUITY PORTFOLIO

Security name		Shares	Value

Investment Companies: 99.72%

Affiliated Master Portfolios: 13.50%
Wells Fargo Advantage Emerging Growth Portfolio			$15,377,997
Wells Fargo Advantage International Growth Portfolio			24,656,478
Wells Fargo Advantage Small Company Value Portfolio			15,613,689

			55,648,164

International Equity Funds: 23.76%
DFA International Small Cap Value Portfolio		401,708	8,114,498
Dodge & Cox International Stock Fund		285,938	12,301,066
Oppenheimer Developing Markets Fund		268,730	10,098,867
T. Rowe Price International Discovery Fund		145,884	8,179,708
Templeton Institutional Foreign Equity Fund		528,935	12,250,131
Thornburg International Value Fund		1,165,486	36,969,216
Wells Fargo Advantage Emerging Markets Equity Fund (l)		447,363	10,016,450

			97,929,936

U.S. Equity Funds: 62.46%
American Century Growth Fund		675,061	23,006,073
Eaton Vance Large Cap Value Fund		1,360,738	33,406,119
Invesco Growth and Income Fund		1,226,250	33,341,725
MFS Value Fund		2,008,250	66,754,234
Royce Pennsylvania Mutual Fund		1,024,176	15,567,482
T. Rowe Price Blue Chip Growth Fund		523,219	32,706,449
Wells Fargo Advantage Endeavor Select Fund †(l)		1,268,313	18,669,562
Wells Fargo Advantage Large Cap Growth Fund (l)		409,850	18,422,736
Wells Fargo Advantage Small Cap Value Fund (l)		400,221	15,596,600

			257,470,980

Total Investment Companies (Cost $310,557,102)			411,049,080

	Yield
Short-Term Investments: 0.49%

Investment Companies: 0.49%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)	0.08%	2,000,000	2,000,000

Total Short-Term Investments (Cost $2,000,000)			2,000,000

Total investments in securities (Cost $312,557,102) *	100.21%	413,049,080
Other assets and liabilities, net	(0.21)	(857,432)

Total net assets	100.00%	$412,191,648

(l)	Investment in an affiliate

†	Non-income-earning security

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $320,342,450 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$100,491,978
Gross unrealized depreciation	(7,785,348)

Net unrealized appreciation	$92,706,630

The accompanying notes are an integral part of these financial statements.

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28	Wells Fargo Advantage WealthBuilder Portfolios	Statements of assets and liabilities—November 30, 2013 (unaudited)

	WealthBuilder Conservative Allocation Portfolio	WealthBuilder Moderate Balanced Portfolio

Assets
Investments
In unaffiliated Underlying Funds and securities, at value (see cost below)	$177,494,981	$359,024,933
In affiliated Underlying Funds, at value (see cost below)	306,532,425	320,177,798
In affiliated Master Portfolios, at value (see cost below)	131,000,605	159,635,926

Total investments, at value (see cost below)	615,028,011	838,838,657
Cash	65,837	222,883
Receivable for investments sold	1,123,000	3,008,771
Receivable for Portfolio shares sold	524,108	1,989,625
Receivable for dividends	605,112	652,787
Prepaid expenses and other assets	27,585	29,182

Total assets	617,373,653	844,741,905

Liabilities
Payable for investments purchased	1,795,225	3,764,351
Payable for Portfolio shares redeemed	1,221,191	827,184
Payable for daily variation margin on open futures contracts	1,750	4,650
Advisory fee payable	78,592	113,978
Distribution fee payable	392,242	529,835
Due to other related parties	162,127	218,998
Shareholder servicing fee payable	129,925	176,133
Accrued expenses and other liabilities	738	77

Total liabilities	3,781,790	5,635,206

Total net assets	$613,591,863	$839,106,699

NET ASSETS CONSIST OF
Paid-in capital	$559,786,973	$716,846,429
Overdistributed/accumulated net investment income (loss)	(9,391)	(13,583)
Accumulated net realized gains (losses) on investments	16,290,631	36,428,338
Net unrealized gains on investments	37,523,650	85,845,515

Total net assets	$613,591,863	$839,106,699

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets	$613,591,863	$839,106,699
Shares outstanding	55,067,723	66,421,089
Net asset value per share	$11.14	$12.63
Maximum offering price per share[2]	$11.31	$12.82

Investments in unaffiliated Underlying Funds and securities, at cost	$148,085,051	$293,296,898

Investments in affiliated Underlying Funds, at cost	$300,746,852	$305,226,313

Investments in affiliated Master Portfolios, at cost	$129,711,624	$157,229,617

Total investments, at cost	$578,543,527	$755,752,828

1.	Each Portfolio has an unlimited number of authorized shares.
2.	Maximum offering price is computed as 100/98.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2013 (unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	29

WealthBuilder Growth Balanced Portfolio	WealthBuilder Growth Allocation Portfolio	WealthBuilder Equity Portfolio	WealthBuilder Tactical Equity Portfolio

$510,277,982	$241,893,651	$96,966,072	$292,695,568
191,115,634	65,502,616	22,872,115	64,705,348
171,388,895	59,784,918	14,838,025	55,648,164

872,782,511	367,181,185	134,676,212	413,049,080
432,440	104,950	400,000	330,897
3,043,000	1,405,891	0	0
2,288,918	877,764	125,525	354,003
444,349	94,392	0	134
38,981	26,107	17,487	23,284

879,030,199	369,690,289	135,219,224	413,757,398

3,918,601	1,434,089	0	330,897
1,125,859	288,527	163,425	714,740
4,800	2,000	0	0
118,208	40,123	10,412	49,576
549,171	230,044	84,943	258,854
226,990	95,085	35,110	106,993
183,057	76,681	28,314	86,285
5,452	20,723	13,930	18,405

6,132,138	2,187,272	336,134	1,565,750

$872,898,061	$367,503,017	$134,883,090	$412,191,648

$761,692,901	$302,675,693	$121,276,023	$420,743,339
(69,563)	(605,978)	(536,208)	(2,685,994)
(32,577,483)	(5,356,592)	(24,237,091)	(106,357,675)
143,852,206	70,789,894	38,380,366	100,491,978

$872,898,061	$367,503,017	$134,883,090	$412,191,648

$872,898,061	$367,503,017	$134,883,090	$412,191,648
62,368,538	25,411,221	9,332,636	23,495,808
$14.00	$14.46	$14.45	$17.54
$14.21	$14.68	$14.67	$17.81

$399,459,138	$187,212,459	$67,651,341	$214,807,220

$164,450,978	$52,196,665	$15,916,951	$45,285,723

$167,868,675	$58,168,937	$12,727,554	$52,464,159

$731,778,791	$297,578,061	$96,295,846	$312,557,102

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage WealthBuilder Portfolios	Statements of operations—six months ended November 30, 2013 (unaudited)

	WealthBuilder Conservative Allocation Portfolio	WealthBuilder Moderate Balanced Portfolio

Investment income
Dividends from unaffiliated Underlying Funds	$2,188,906	$3,345,933
Dividends from affiliated Underlying Funds	2,434,343	2,121,000
Dividends allocated from affiliated Master Portfolios*	102,883	266,445
Interest	869	2,063
Interest allocated from affiliated Master Portfolios**	1,351,455	1,278,897
Securities lending income allocated from affiliated Master Portfolios	5,761	14,320
Expenses allocated from affiliated Master Portfolios	(302,154)	(421,736)
Waivers allocated from affiliated Master Portfolios	14,631	13,925

Total investment income	5,796,694	6,620,847

Expenses
Advisory fee	629,189	809,549
Administration fee	975,244	1,254,801
Shareholder servicing fee	783,861	1,010,409
Distribution fee	2,359,461	3,035,808
Custody and accounting fees	39,705	33,499
Professional fees	14,948	14,487
Registration fees	34,715	31,781
Shareholder report expenses	20,435	26,823
Trustees’ fees and expenses	5,038	5,030
Other fees and expenses	12,248	9,680

Total expenses	4,874,844	6,231,867
Less: Fee waivers and/or expense reimbursements	(155,923)	(160,251)

Net expenses	4,718,921	6,071,616

Net investment income (loss)	1,077,773	549,231

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated Underlying Funds	2,445,144	3,141,460
Affiliated Underlying Funds	250,677	727,988
Futures transactions	6,248,533	15,141,164
Capital gain distributions from unaffiliated Underlying Funds	430	1,091
Securities transactions allocated from affiliated Master Portfolios	(592,756)	1,165,082

Net realized gains on investments	8,352,028	20,176,785

Net change in unrealized gains (losses) on:
Unaffiliated Underlying Funds	4,055,644	17,900,142
Affiliated Underlying Funds	(1,417,861)	1,750,958
Futures transactions	(1,970,553)	(4,618,636)
Securities transactions allocated from affiliated Master Portfolios	1,711,957	4,920,148

Net change in unrealized gains (losses) on investments	2,379,187	19,952,612

Net realized and unrealized gains (losses) on investments	10,731,215	40,129,397

Net increase in net assets resulting from operations	$11,808,988	$40,678,628

* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$2,938	$7,571
** Net of foreign interest withholding taxes allocated from affiliated Master Portfolios in the amount of	$408	$355

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2013 (unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	31

WealthBuilder Growth Balanced Portfolio	WealthBuilder Growth Allocation Portfolio	WealthBuilder Equity Portfolio	WealthBuilder Tactical Equity Portfolio

$4,099,060	$1,557,273	$395,546	$1,452,861
563,509	121,068	156	935
427,256	221,243	103,062	324,429
2,952	1,424	0	1,571
1,051,331	243,882	0	0
22,490	11,482	5,617	16,752
(509,836)	(214,068)	(86,409)	(256,320)
11,373	2,636	0	0

5,668,135	1,944,940	417,972	1,540,228

819,717	341,570	126,719	383,115
1,270,562	529,434	196,414	593,828
1,024,183	426,963	158,399	478,601
3,073,939	1,280,889	475,196	1,436,681
38,431	34,845	17,882	28,661
16,873	14,473	14,795	14,507
20,018	17,880	13,293	16,335
30,458	22,348	10,480	23,655
5,879	6,217	5,036	5,080
10,380	5,199	3,602	5,285

6,310,440	2,679,818	1,021,816	2,985,748
(162,562)	(118,042)	(71,425)	(112,385)

6,147,878	2,561,776	950,391	2,873,363

(479,743)	(616,836)	(532,419)	(1,333,135)

2,913,509	631,323	1,626,422	2,611,831
1,998,988	359,644	1,710,455	1,862,753
22,429,773	9,831,597	0	4,873,600
1,770	906	461	1,321
3,043,011	1,862,953	1,075,207	3,167,298

30,387,051	12,686,423	4,412,545	12,516,803

32,798,028	18,710,439	8,512,453	27,173,705
5,225,605	3,720,936	1,042,257	4,361,350
(8,390,470)	(3,882,756)	0	(3,441,320)
7,994,732	4,118,967	1,987,104	6,013,407

37,627,895	22,667,586	11,541,814	34,107,142

68,014,946	35,354,009	15,954,359	46,623,945

$67,535,203	$34,737,173	$15,421,940	$45,290,810

$12,170	$6,321	$3,154	$9,310
$258	$69	$0	$0

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage WealthBuilder Portfolios	Statements of changes in net assets

	WealthBuilder Conservative Allocation Portfolio
	Six months ended November 30, 2013 (unaudited)		Year ended May 31, 2013

Operations
Net investment income		$1,077,773		$3,599,448
Net realized gains on investments		8,352,028		23,483,697
Net change in unrealized gains (losses) on investments		2,379,187		13,833,222

Net increase in net assets resulting from operations		11,808,988		40,916,367

Distributions to shareholders from
Net investment income		(1,109,252)		(5,273,400)
Net realized gains		0		(11,760,322)

Total distributions to shareholders		(1,109,252)		(17,033,722)

	Shares		Shares
Capital share transactions
Proceeds from shares sold	4,195,264	45,951,127	14,509,459	157,653,896
Reinvestment of distributions	100,584	1,100,306	1,571,955	16,942,167
Payment for shares redeemed	(9,507,118)	(104,136,605)	(18,427,000)	(200,593,341)

Net decrease in net assets resulting from capital share transactions		(57,085,172)		(25,997,278)

Total decrease in net assets		(46,385,436)		(2,114,633)

Net assets
Beginning of period		659,977,299		662,091,932

End of period		$613,591,863		$659,977,299

Undistributed (overdistributed) net investment income		$(9,391)		$22,088

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage WealthBuilder Portfolios	33

	WealthBuilder Moderate Balanced Portfolio
	Six months ended November 30, 2013 (unaudited)		Year ended May 31, 2013

Operations
Net investment income		$549,231		$2,613,522
Net realized gains on investments		20,176,785		34,702,999
Net change in unrealized gains on investments		19,952,612		44,251,871

Net increase in net assets resulting from operations		40,678,628		81,568,392

Distributions to shareholders from
Net investment income		(765,806)		(3,853,193)
Net realized gains		0		(7,491,035)

Total distributions to shareholders		(765,806)		(11,344,228)

	Shares		Shares
Capital share transactions
Proceeds from shares sold	6,970,666	85,471,060	14,833,493	172,153,400
Reinvestment of distributions	63,739	762,929	977,941	11,284,104
Payment for shares redeemed	(7,044,544)	(86,290,845)	(14,140,801)	(164,212,360)

Net increase (decrease) in net assets resulting from capital share transactions		(56,856)		19,225,144

Total increase in net assets		39,855,966		89,449,308

Net assets
Beginning of period		799,250,733		709,801,425

End of period		$839,106,699		$799,250,733

Undistributed (overdistributed) net investment income		$(13,583)		$202,992

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Advantage WealthBuilder Portfolios	Statements of changes in net assets

	WealthBuilder Growth Balanced Portfolio
	Six months ended November 30, 2013 (unaudited)		Year ended May 31, 2013

Operations
Net investment income (loss)		$(479,743)		$432,359
Net realized gains on investments		30,387,051		51,806,143
Net change in unrealized gains (losses) on investments		37,627,895		67,464,241

Net increase in net assets resulting from operations		67,535,203		119,702,743

Distributions to shareholders from
Net investment income		0		(1,540,541)

	Shares		Shares
Capital share transactions
Proceeds from shares sold	6,173,043	82,626,327	10,081,790	122,237,806
Reinvestment of distributions	0	0	131,179	1,533,484
Payment for shares redeemed	(4,909,121)	(65,548,595)	(11,984,547)	(143,463,975)

Net increase (decrease) in net assets resulting from capital share transactions		17,077,732		(19,692,685)

Total increase in net assets		84,612,935		98,469,517

Net assets
Beginning of period		788,285,126		689,815,609

End of period		$872,898,061		$788,285,126

Undistributed (accumulated) net investment income (loss)		$(69,563)		$410,180

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage WealthBuilder Portfolios	35

	WealthBuilder Growth Allocation Portfolio
	Six months ended November 30, 2013 (unaudited)		Year ended May 31, 2013

Operations
Net investment loss		$(616,836)		$(394,894)
Net realized gains on investments		12,686,423		21,985,330
Net change in unrealized gains (losses) on investments		22,667,586		33,335,171

Net increase in net assets resulting from operations		34,737,173		54,925,607

Distributions to shareholders from
Net investment income		0		(140,024)

	Shares		Shares
Capital share transactions
Proceeds from shares sold	2,418,726	33,136,877	4,096,670	49,761,855
Reinvestment of distributions	0	0	11,967	139,421
Payment for shares redeemed	(1,837,598)	(25,093,762)	(4,726,195)	(56,620,766)

Net increase (decrease) in net assets resulting from capital share transactions		8,043,115		(6,719,490)

Total increase in net assets		42,780,288		48,066,093

Net assets
Beginning of period		324,722,729		276,656,636

End of period		$367,503,017		$324,722,729

Undistributed (accumulated) net investment income (loss)		$(605,978)		$10,858

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Advantage WealthBuilder Portfolios	Statements of changes in net assets

	WealthBuilder Equity Portfolio
	Six months ended November 30, 2013 (unaudited)		Year ended May 31, 2013

Operations
Net investment loss		$(532,419)		$(434,750)
Net realized gains on investments		4,412,545		6,665,168
Net change in unrealized gains (losses) on investments		11,541,814		18,092,225

Net increase in net assets resulting from operations		15,421,940		24,322,643

	Shares		Shares
Capital share transactions
Proceeds from shares sold	562,222	7,536,485	909,431	10,940,547
Payment for shares redeemed	(737,970)	(9,963,549)	(2,010,573)	(23,101,672)

Net decrease in net assets resulting from capital share transactions		(2,427,064)		(12,161,125)

Total increase in net assets		12,994,876		12,161,518

Net assets
Beginning of period		121,888,214		109,726,696

End of period		$134,883,090		$121,888,214

Accumulated net investment loss		$(536,208)		$(3,789)

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage WealthBuilder Portfolios	37

	WealthBuilder Tactical Equity Portfolio
	Six months ended November 30, 2013 (unaudited)		Year ended May 31, 2013

Operations
Net investment loss		$(1,333,135)		$(1,758,873)
Net realized gains on investments		12,516,803		27,583,315
Net change in unrealized gains (losses) on investments		34,107,142		36,561,320

Net increase in net assets resulting from operations		45,290,810		62,385,762

Distributions to shareholders from
Net investment income		0		(526,732)

	Shares		Shares
Capital share transactions
Proceeds from shares sold	1,925,844	31,818,830	3,156,455	45,431,489
Reinvestment of distributions	0	0	37,714	524,598
Payment for shares redeemed	(2,223,461)	(36,251,714)	(5,828,180)	(83,313,807)

Net decrease in net assets resulting from capital share transactions		(4,432,884)		(37,357,720)

Total increase in net assets		40,857,926		24,501,310

Net assets
Beginning of period		371,333,722		346,832,412

End of period		$412,191,648		$371,333,722

Accumulated net investment loss		$(2,685,994)		$(1,352,859)

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Advantage WealthBuilder Portfolios	Financial highlights

	Beginning net asset value per share	Net investment income (loss)[1]	Net realized and unrealized gains (losses) on investments	Distributions from net investment income

WealthBuilder Conservative Allocation Portfolio
June 1, 2013 to November 30, 2013 (unaudited)	$10.95	0.02	0.19	(0.02)
June 1, 2012 to May 31, 2013	$10.57	0.06	0.59	(0.08)
June 1, 2011 to May 31, 2012	$11.02	0.16	(0.20)	(0.21)
June 1, 2010 to May 31, 2011	$10.08	0.18	0.96	(0.20)
June 1, 2009 to May 31, 2010	$9.38	0.21	0.71	(0.22)
June 1, 2008 to May 31, 2009	$10.64	0.31	(1.23)	(0.32)

WealthBuilder Moderate Balanced Portfolio
June 1, 2013 to November 30, 2013 (unaudited)	$12.03	0.01	0.60	(0.01)
June 1, 2012 to May 31, 2013	$10.96	0.04 [3]	1.21	(0.06)
June 1, 2011 to May 31, 2012	$11.50	0.13 [3]	(0.48)	(0.19)
June 1, 2010 to May 31, 2011	$10.01	0.14	1.54	(0.19)
June 1, 2009 to May 31, 2010	$9.01	0.15	1.00	(0.15)
June 1, 2008 to May 31, 2009	$11.35	0.24	(2.32)	(0.26)

WealthBuilder Growth Balanced Portfolio
June 1, 2013 to November 30, 2013 (unaudited)	$12.90	(0.01)	1.11	0.00
June 1, 2012 to May 31, 2013	$10.97	0.01	1.95	(0.03)
June 1, 2011 to May 31, 2012	$11.82	0.09	(0.82)	(0.12)
June 1, 2010 to May 31, 2011	$9.60	0.06	2.26	(0.10)
June 1, 2009 to May 31, 2010	$8.30	0.10	1.29	(0.09)
June 1, 2008 to May 31, 2009	$12.27	0.17	(3.86)	(0.20)

WealthBuilder Growth Allocation Portfolio
June 1, 2013 to November 30, 2013 (unaudited)	$13.08	(0.02)	1.40	0.00
June 1, 2012 to May 31, 2013	$10.87	(0.01)	2.23	(0.01)
June 1, 2011 to May 31, 2012	$11.83	0.05 [3]	(0.94)	(0.07)
June 1, 2010 to May 31, 2011	$9.34	0.02	2.53	(0.06)
June 1, 2009 to May 31, 2010	$7.98	0.04	1.36	(0.04)
June 1, 2008 to May 31, 2009	$12.47	0.12	(4.41)	(0.12)

WealthBuilder Equity Portfolio
June 1, 2013 to November 30, 2013 (unaudited)	$12.82	(0.06)	1.69	0.00
June 1, 2012 to May 31, 2013	$10.34	(0.05)	2.53	0.00
June 1, 2011 to May 31, 2012	$11.45	(0.04)	(1.07)	0.00
June 1, 2010 to May 31, 2011	$9.10	(0.07)	2.42	0.00
June 1, 2009 to May 31, 2010	$7.72	(0.06)	1.44	0.00
June 1, 2008 to May 31, 2009	$12.55	(0.01)	(4.39)	(0.01)

WealthBuilder Tactical Equity Portfolio
June 1, 2013 to November 30, 2013 (unaudited)	$15.61	(0.06)	1.99	0.00
June 1, 2012 to May 31, 2013	$13.12	(0.07)	2.58	(0.02)
June 1, 2011 to May 31, 2012	$13.89	(0.08)[3]	(0.69)	0.00
June 1, 2010 to May 31, 2011	$11.05	(0.10)	2.94	0.00
June 1, 2009 to May 31, 2010	$9.13	(0.06)	1.98	0.00
June 1, 2008 to May 31, 2009	$15.79	(0.01)	(5.98)	(0.01)

1.	Includes net expenses allocated from affiliated Master Portfolios in which the Portfolio invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage WealthBuilder Portfolios	39

Distributions from net realized gains	Ending net asset value per share	Ratio to average net assets			Total return[2]	Portfolio turnover rate	Net assets at end of period (000s omitted)
		Net investment income (loss)[1]	Gross expenses[1]	Net expenses[1]

0.00	$11.14	0.34%	1.55%	1.50%	1.91%	73%	$613,592
(0.19)	$10.95	0.53%	1.54%	1.50%	6.19%	128%	$659,977
(0.20)	$10.57	1.51%	1.54%	1.50%	(0.32)%	176%	$662,092
0.00	$11.02	1.75%	1.58%	1.50%	11.42%	168%	$630,085
0.00	$10.08	2.18%	1.56%	1.50%	9.87%	157%	$442,245
(0.02)	$9.38	3.43%	1.56%	1.50%	(8.47)%	153%	$206,683

0.00	$12.63	0.13%	1.54%	1.50%	5.09%	59%	$839,107
(0.12)	$12.03	0.34%	1.54%	1.50%	11.42%	115%	$799,251
(0.00)[4]	$10.96	1.20%	1.54%	1.50%	(2.96)%	145%	$709,801
0.00	$11.50	1.24%	1.55%	1.50%	16.96%	142%	$691,145
0.00	$10.01	1.62%	1.57%	1.50%	12.81%	130%	$472,947
(0.00)[4]	$9.01	2.76%	1.57%	1.50%	(18.25)%	134%	$249,607

0.00	$14.00	(0.12)%	1.54%	1.50%	8.53%	52%	$872,898
0.00	$12.90	0.06%	1.54%	1.50%	17.85%	117%	$788,285
0.00	$10.97	0.84%	1.54%	1.50%	(6.17)%	131%	$689,816
0.00	$11.82	0.59%	1.54%	1.50%	24.27%	140%	$785,283
0.00	$9.60	1.12%	1.56%	1.50%	16.75%	120%	$590,907
(0.08)	$8.30	1.95%	1.56%	1.50%	(29.76)%	142%	$447,000

0.00	$14.46	(0.20)%	1.57%	1.50%	10.55%	36%	$367,503
0.00	$13.08	(0.13)%	1.57%	1.50%	20.39%	98%	$324,723
0.00	$10.87	0.49%	1.57%	1.50%	(7.47)%	96%	$276,657
0.00	$11.83	0.16%	1.57%	1.50%	27.33%	110%	$313,206
0.00	$9.34	0.47%	1.60%	1.50%	17.51%	97%	$219,357
(0.08)	$7.98	1.42%	1.59%	1.50%	(34.13)%	119%	$147,691

0.00	$14.45	(0.84)%	1.61%	1.50%	12.71%	14%	$134,883
0.00	$12.82	(0.38)%	1.63%	1.50%	23.98%	44%	$121,888
0.00	$10.34	(0.39)%	1.60%	1.50%	(9.69)%	24%	$109,727
0.00	$11.45	(0.68)%	1.60%	1.50%	25.82%	52%	$141,425
0.00	$9.10	(0.68)%	1.61%	1.50%	17.88%	46%	$119,993
(0.42)	$7.72	(0.08)%	1.61%	1.50%	(34.63)%	62%	$104,334

0.00	$17.54	(0.70)%	1.56%	1.50%	12.36%	15%	$412,192
0.00	$15.61	(0.49)%	1.56%	1.50%	19.16%	67%	$371,334
0.00	$13.12	(0.58)%	1.56%	1.50%	(5.54)%	31%	$346,832
0.00	$13.89	(0.81)%	1.55%	1.50%	25.70%	73%	$416,863
0.00	$11.05	(0.54)%	1.57%	1.50%	21.03%	89%	$356,382
(0.66)	$9.13	(0.01)%	1.57%	1.50%	(37.36)%	123%	$304,770

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Advantage WealthBuilder Portfolios	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following portfolios: the Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio (“WealthBuilder Conservative Allocation Portfolio”), the Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio (“WealthBuilder Moderate Balanced Portfolio”), the Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio (“WealthBuilder Growth Balanced Portfolio”), the Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio (“WealthBuilder Growth Allocation Portfolio” ), the Wells Fargo Advantage WealthBuilder Equity Portfolio (“WealthBuilder Equity Portfolio” ), and the Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio (“WealthBuilder Tactical Equity Portfolio) (each, a “Portfolio”, collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

The Portfolios each seek to achieve their investment objectives by allocating their assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Portfolio investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Portfolio accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements and financial highlights for the Underlying Funds are presented in separate financial statements and may be obtained from Wells Fargo Investor Services or from the servicing agent of the unaffiliated funds.

As of November 30, 2013, the Portfolios own the following percentages of the affiliated Master Portfolios:

	Wells Fargo Advantage Core Bond Portfolio	Wells Fargo Advantage Emerging Growth Portfolio	Wells Fargo Advantage International Growth Portfolio	Wells Fargo Advantage Small Company Value Portfolio
WealthBuilder Conservative Allocation Portfolio	4%	0%*	5%	2%
WealthBuilder Moderate Balanced Portfolio	4%	1%	8%	9%
WealthBuilder Growth Balanced Portfolio	3%	2%	20%	10%
WealthBuilder Growth Allocation Portfolio	1%	1%	7%	8%
WealthBuilder Equity Portfolio	N/A	0%*	5%	2%
WealthBuilder Tactical Equity Portfolio	N/A	1%	16%	8%

*	The amount invested is less than 1%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Portfolio’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Notes to financial statements (unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	41

Futures contracts

Each Portfolio may be subject to interest rate risk, equity price risk or foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Income dividends and capital gain distributions from Underlying Funds are recorded on the ex-dividend date. Capital gain distributions from Underlying Funds are treated as realized gains.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Each Portfolio records on a daily basis its proportionate share of each affiliated Master Portfolio’s interest and dividend income, in addition to expenses and realized and unrealized gains and losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Portfolio’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

At May 31, 2013, capital loss carryforwards available to offset future net realized capital gains expiring in 2018 were as follows:

WealthBuilder Growth Balanced Portfolio	$28,455,196
WealthBuilder Growth Allocation Portfolio	4,295,469
WealthBuilder Equity Portfolio	28,029,164
WealthBuilder Tactical Equity Portfolio	109,659,447

As of May 31, 2013, WealthBuilder Tactical Equity Portfolio had a qualified late-year ordinary loss of $1,436,239 which was recognized on the first day of the current fiscal year.

42	Wells Fargo Advantage WealthBuilder Portfolios	Notes to financial statements (unaudited)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
WealthBuilder Conservative Allocation Portfolio

Equity securities
Investment companies	$481,763,450	$131,000,605	$0	$612,764,055

Short-term investments
Investment companies	1,100,000	0	0	1,100,000
U.S. Treasury securities	0	1,163,956	0	1,163,956
	$482,863,450	$132,164,561	$0	$615,028,011
WealthBuilder Moderate Balanced Portfolio

Equity securities
Investment companies	$674,931,919	$159,635,926	$0	$834,567,845

Short-term investments
Investment companies	1,159,929	0	0	1,159,929
U.S. Treasury securities	0	3,110,883	0	3,110,883
	$676,091,848	$162,746,809	$0	$838,838,657
WealthBuilder Growth Balanced Portfolio

Equity securities
Investment companies	$695,527,607	$171,388,895	$0	$866,916,502

Short-term investments
Investment companies	2,652,130	0	0	2,652,130
U.S. Treasury securities	0	3,213,879	0	3,213,879
	$698,179,737	$174,602,774	$0	$872,782,511
WealthBuilder Growth Allocation Portfolio

Equity securities
Investment companies	$305,260,258	$59,784,918	$0	$365,045,176

Short-term investments
Investment companies	796,059	0	0	796,059
U.S. Treasury securities	0	1,339,950	0	1,339,950
	$306,056,317	$61,124,868	$0	$367,181,185

Notes to financial statements (unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	43

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
WealthBuilder Equity Portfolio

Equity securities
Investment companies	$119,838,187	$14,838,025	$0	$134,676,212

WealthBuilder Tactical Equity Portfolio

Equity securities
Investment companies	$355,400,916	$55,648,164	$0	$411,049,080

Short-term investments
Investment companies	2,000,000	0	0	2,000,000
	$357,400,916	$55,648,164	$0	$413,049,080

As of November 30, 2013, the inputs used in valuing each Portfolio’s other financial instruments were as follows:

Futures contracts	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
WealthBuilder Conservative Allocation Portfolio	$1,039,166+	$0	$0	$1,039,166
WealthBuilder Moderate Balanced Portfolio	2,759,686+	0	0	2,759,686
WealthBuilder Growth Balanced Portfolio	2,848,486+	0	0	2,848,486
WealthBuilder Growth Allocation Portfolio	1,186,770+	0	0	1,186,770

+	Amount represents the net unrealized gains.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended November 30, 2013, the Portfolios did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolios.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.20% and declining to 0.15% as the average daily net assets of each Portfolio increase. For the six months ended November 30, 2013, the advisory fee was equivalent to an annual rate of 0.20% of each Portfolio’s average daily net assets.

Funds Management also serves as the adviser to and is entitled to receive a fee from each affiliated Master Portfolio and affiliated Underlying Fund for those services.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolios. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to each Portfolio and is paid an annual subadvisory fee of 0.15% of the average daily net assets of each Portfolio.

Administration and transfer agent fee

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Portfolio an annual fee starting at 0.31% and declining to 0.29% as the average daily net assets of each Portfolio increase. For the six months ended November 30, 2013, the administration fee for each Portfolio was equivalent to an annual rate of 0.31% of each Portfolio’s average daily net assets.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Portfolios. Funds Management has committed through September 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap each Portfolio’s expenses at 1.50%.

44	Wells Fargo Advantage WealthBuilder Portfolios	Notes to financial statements (unaudited)

Distribution fee

The Trust has adopted a Distribution Plan for each Portfolio pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Portfolio, at an annual rate of 0.75% of each Portfolio’s average daily net assets.

For the six months ended November 30, 2013, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges:

Front-end sales charges
WealthBuilder Conservative Allocation Portfolio	$5,758
WealthBuilder Moderate Balanced Portfolio	10,292
WealthBuilder Growth Balanced Portfolio	9,322
WealthBuilder Growth Allocation Portfolio	3,897
WealthBuilder Equity Portfolio	951
WealthBuilder Tactical Equity Portfolio	2,787

Shareholder servicing fee

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Portfolio is charged a fee at an annual rate of 0.25% of its average daily net assets.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2013 were as follows:

	Purchases at cost*		Sales proceeds*
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
WealthBuilder Conservative Allocation Portfolio	$373,132,467	$85,832,209	$372,987,310	$122,026,081
WealthBuilder Moderate Balanced Portfolio	374,209,030	121,634,944	374,063,454	99,866,556
WealthBuilder Growth Balanced Portfolio	324,108,843	135,430,870	323,982,757	90,635,516
WealthBuilder Growth Allocation Portfolio	69,125,660	75,136,048	69,098,768	50,618,237
WealthBuilder Equity Portfolio	0	21,447,465	0	17,350,153
WealthBuilder Tactical Equity Portfolio	0	71,206,557	0	55,171,507

*	The Portfolios seek to achieve their investment objective by investing some of their investable assets in one or more affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Portfolio’s ownership percentage of the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. Purchases and sales of the affiliated and unaffiliated Underlying Funds in which the Portfolios invest are actual aggregate purchases and sales of those funds.

6. INVESTMENTS IN AFFILIATES

A summary of each Portfolio’s transactions in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the six months ended November 30, 2013 were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	Dividends from affiliated Underlying Funds
WealthBuilder Conservative Allocation Portfolio
Wells Fargo Advantage Emerging Markets Equity Fund	136,827	15,236	19,747	132,316	$2,962,545	$0
Wells Fargo Advantage Endeavor Select Fund	292,123	148,341	72,654	367,810	5,414,161	0
Wells Fargo Advantage Government Securities Fund	11,264,243	304,924	1,010,316	10,558,851	114,774,708	671,854
Wells Fargo Advantage Large Cap Growth Fund	97,134	47,966	25,209	119,891	5,389,102	0
Wells Fargo Advantage Short Duration Government Bond Fund	18,196,348	555,586	1,734,023	17,017,911	172,391,442	1,762,310
Wells Fargo Advantage Small Cap Value Fund	175,119	6,133	65,767	115,485	4,500,467	0
					$305,432,425	$2,434,164

Notes to financial statements (unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	45

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	Dividends from affiliated Underlying Funds
WealthBuilder Moderate Balanced Portfolio
Wells Fargo Advanatge Emerging Markets Equity Fund	325,432	42,161	16,260	351,333	$7,866,346	$0
Wells Fargo Advantage Endeavor Select Fund	710,464	375,404	65,305	1,020,563	15,022,680	0
Wells Fargo Advantage Government Securities Fund	10,103,361	1,077,978	594,875	10,586,464	115,074,859	638,202
Wells Fargo Advantage Large Cap Growth Fund	235,988	121,379	28,403	328,964	14,786,938	0
Wells Fargo Advantage Short Duration Government Bond Fund	14,534,560	1,696,926	1,052,150	15,179,336	153,766,678	1,482,330
Wells Fargo Advantage Small Cap Value Fund	424,834	8,509	112,574	320,769	12,500,368	0
					$319,017,869	$2,120,532
WealthBuilder Growth Balanced Portfolio
Wells Fargo Advantage Emerging Markets Equity Fund	521,516	77,776	35,515	563,777	$12,622,973	$0
Wells Fargo Advantage Endeavor Select Fund	1,105,911	556,970	28,022	1,634,859	24,065,122	0
Wells Fargo Advantage Government Securities Fund	8,613,562	2,170,556	862,561	9,921,557	107,847,327	562,409
Wells Fargo Advantage Large Cap Growth Fund	367,912	177,305	17,409	527,808	23,724,988	0
Wells Fargo Advantage Small Cap Value Fund	666,693	36,813	185,079	518,427	20,203,094	0
					$188,463,504	$562,409
WealthBuilder Growth Allocation Portfolio
Wells Fargo Advanatge Emerging Markets Equity Fund	266,167	65,454	20,953	310,668	$6,955,849	$0
Wells Fargo Advantage Endeavor Select Fund	560,264	342,942	24,726	878,480	12,931,228	0
Wells Fargo Advantage Government Securities Fund	1,906,485	594,728	545,460	1,955,753	21,259,036	120,675
Wells Fargo Advantage Large Cap Growth Fund	185,859	109,026	10,589	284,296	12,779,087	0
Wells Fargo Advantage Small Cap Value Fund	339,505	31,580	94,427	276,658	10,781,357	0
					$64,706,557	$120,675
WealthBuilder Equity Portfolio
Wells Fargo Advanatge Emerging Markets Equity Fund	134,054	22,027	6,129	149,952	$3,357,435	$0
Wells Fargo Advantage Endeavor Select Fund	479,079	99,455	28,322	550,212	8,099,124	0
Wells Fargo Advantage Large Cap Growth Fund	159,368	30,370	10,841	178,897	8,041,421	0
Wells Fargo Advantage Small Cap Value Fund	172,775	7,077	93,269	86,583	3,374,135	0
					$22,872,115	$0
WealthBuilder Tactical Equity Portfolio
Wells Fargo Advantage Emerging Markets Equity Fund	400,441	82,644	35,722	447,363	$10,016,450	$0
Wells Fargo Advantage Endeavor Select Fund	846,684	476,193	54,564	1,268,313	18,669,562	0
Wells Fargo Advantage Large Cap Growth Fund	281,090	150,935	22,175	409,850	18,422,736	0
Wells Fargo Advantage Small Cap Value Fund	510,204	49,634	159,617	400,221	15,596,600	0
					$62,705,348	$0

7. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2013, the Portfolios entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At November 30, 2013, the Portfolios had long and short futures contracts outstanding as follows:

	Expiration date	Contracts	Type	Contract value at November 30, 2013	Unrealized gains (losses)
WealthBuilder Conservative Allcation Portfolio	12-19-2013	35 Long	S&P 500 Index	$15,785,875	$1,066,467
	3-20-2014	115 Short	U.S. Treasury Bonds	15,036,250	(27,301)
WealthBuilder Moderate Balanced Portfolio	12-19-2013	93 Long	S&P 500 Index	41,945,325	2,833,755
	3-20-2014	312 Short	U.S. Treasury Bonds	40,794,000	(74,069)

46	Wells Fargo Advantage WealthBuilder Portfolios	Notes to financial statements (unaudited)

	Expiration date	Contracts	Type	Contract value at November 30, 2013	Unrealized gains (losses)
WealthBuilder Growth Balanced Portfolio	12-19-2013	96 Long	S&P 500 Index	$43,298,400	$2,925,166
	3-20-2014	323 Short	U.S. Treasury Bonds	42,232,250	(76,680)
WealthBuilder Growth Allocation Portfolio	12-19-2013	40 Long	S&P 500 Index	18,041,000	1,218,819
	3-20-2014	135 Short	U.S. Treasury Bonds	17,651,250	(32,049)

As of November 30, 2013, WealthBuilder Tactical Equity Portfolio did not have any open futures contracts.

The Portfolios had average notional amounts in futures contracts outstanding during the six months ended November 30, 2013 as follows:

	Long contracts	Short contracts
WealthBuilder Conservative Allocation Portfolio	$45,880,358	$42,388,781
WealthBuilder Growth Allocation Portfolio	75,684,001	71,381,700
WealthBuilder Growth Balanced Portfolio	166,693,028	157,741,024
WealthBuilder Moderate Balanced Portfolio	113,998,170	107,138,564
WealthBuilder Tactical Equity Portfolio	55,291,545	47,767,521

A summary of derivative instruments by primary risk exposure is outlined in the following tables unless the only primary risk exposure category is already reflected in the appropriate financial statements.

The fair value of derivative instruments as of November 30, 2013 was as follows for WealthBuilder Conservative Allocation Portfolio:

	Asset derivatives			Liability derivatives
	Statements of Assets and Liabilities location	Fair value		Statements of Assets and Liabilities location	Fair value
Interest rate contracts	Net assets – Net unrealized gains on investments	$0		Net assets – Net unrealized gains on investments	$27,301	*
Equity contracts	Net assets – Net unrealized gains on investments	1,066,467	*	Net assets – Net unrealized gains on investments	0
		$1,066,467			$27,301

*	Amount represents cumulative unrealized gains/losses on futures contracts. Only the payable for variation margin as of November 30, 2013, which represents the current day’s variation margin, is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2013 was as follows for WealthBuilder Conservative Allocation Portfolio:

	Amount of realized gains on derivatives	Change in unrealized gains (losses) on derivatives
Interest rate contracts	$1,424,290	$(81,259)
Equity contracts	4,824,243	(1,889,294)
	$6,248,533	$(1,970,553)

Notes to financial statements (unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	47

The fair value of derivative instruments as of November 30, 2013 was as follows for WealthBuilder Moderate Balanced Portfolio:

	Asset derivatives			Liability derivatives
	Statements of Assets and Liabilities location	Fair value		Statements of Assets and Liabilities location	Fair value
Interest rate contracts	Net assets – Net unrealized gains on investments	$0		Net assets – Net unrealized gains on investments	$74,069	*
Equity contracts	Net assets – Net unrealized gains on investments	2,833,755	*	Net assets – Net unrealized gains on investments	0
		$2,833,755			$74,069

*	Amount represents cumulative unrealized gains/losses on futures contracts. Only the payable for variation margin as of November 30, 2013, which represents the current day’s variation margin, is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2013 was as follows for WealthBuilder Moderate Balanced Portfolio:

	Amount of realized gains on derivatives	Change in unrealized gains (losses) on derivatives
Interest rate contracts	$11,650,950	$(210,713)
Equity contracts	3,490,214	(4,407,923)
	$15,141,164	$(4,618,636)

The fair value of derivative instruments as of November 30, 2013 was as follows for WealthBuilder Growth Balanced Portfolio:

	Asset derivatives			Liability derivatives
	Statements of Assets and Liabilities location	Fair value		Statements of Assets and Liabilities location	Fair value
Interest rate contracts	Net assets – Net unrealized gains on investments	$0		Net assets – Net unrealized gains on investments	$76,680	*
Equity contracts	Net assets – Net unrealized gains on investments	2,925,166	*	Net assets – Net unrealized gains on investments	0
		$2,925,166			$76,680

*	Amount represents cumulative unrealized gains/losses on futures contracts. Only the payable for variation margin as of November 30, 2013, which represents the current day’s variation margin, is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2013 was as follows for WealthBuilder Growth Balanced Portfolio:

	Amount of realized gains on derivatives	Change in unrealized gains (losses) on derivatives
Interest rate contracts	$4,929,917	$(284,669)
Equity contracts	17,499,856	(8,105,801)
	$22,429,773	$(8,390,470)

The fair value of derivative instruments as of November 30, 2013 was as follows for WealthBuilder Growth Allocation Portfolio:

	Asset derivatives			Liability derivatives
	Statements of Assets and Liabilities location	Fair value		Statements of Assets and Liabilities location	Fair value
Interest rate contracts	Net assets – Net unrealized gains on investments	$0		Net assets – Net unrealized gains on investments	$32,049	*
Equity contracts	Net assets – Net unrealized gains on investments	1,218,819	*	Net assets – Net unrealized gains on investments	0
		$1,218,819			$32,049

*	Amount represents cumulative unrealized gains/losses on futures contracts. Only the payable for variation margin as of November 30, 2013, which represents the current day’s variation margin, is reported separately on the Statements of Assets and Liabilities.

48	Wells Fargo Advantage WealthBuilder Portfolios	Notes to financial statements (unaudited)

The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2013 was as follows for WealthBuilder Growth Allocation Portfolio:

	Amount of realized gains on derivatives	Change in unrealized gains (losses) on derivatives
Interest rate contracts	$2,039,831	$(119,075)
Equity contracts	7,791,766	(3,763,681)
	$9,831,597	$(3,882,756)

For WealthBuilder Tactical Equity Portfolio, the realized gains and change in unrealized gains (losses) on futures contracts for the six months ended November 30, 2013 are reflected in the Statements of Operations.

For certain types of derivative transactions, the Portfolios have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) with approved counterparties. The ISDA Master Agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Portfolio to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between the Portfolio and the applicable counterparty. As of November 30, 2013, the Portfolios have transactions subject to an enforceable master netting agreements. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

		Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting arrangements	Collateral	Net amount (not less than $0)
WealthBuilder Conservative Allocation Portfolio	Futures – variation margin	$1,750	$0	$1,163,956	$0
WealthBuilder Moderate Balanced Portfolio	Futures – variation margin	4,650	0	3,110,883	0
WealthBuilder Growth Balanced Portfolio	Futures – variation margin	4,800	0	3,213,879	0
WealthBuilder Growth Allocation Portfolio	Futures – variation margin	2,000	0	1,339,950	0

8. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Portfolios are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended November 30, 2013, the Portfolios paid the following amounts in commitment fees:

Commitment fee
WealthBuilder Conservative Allocation Portfolio	$408
WealthBuilder Moderate Balanced Portfolio	498
WealthBuilder Growth Balanced Portfolio	655
WealthBuilder Growth Allocation Portfolio	270
WealthBuilder Equity Portfolio	101
WealthBuilder Tactical Equity Portfolio	307

For the six months ended November 30, 2013, there were no borrowings by the Portfolios under the agreement.

Notes to financial statements (unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	49

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

10. SUBSEQUENT DISTRIBUTIONS

On December 11, 2013, the Portfolios declared distributions from short-term capital gains and long-term capital gains to shareholders of record on December 10, 2013. The per share amounts payable on December 12, 2013 were as follows:

	Short-term capital gains	Long-term capital gains
WealthBuilder Conservative Allocation Portfolio	$0.08238	$0.34729
WealthBuilder Moderate Balanced Portfolio	0.18984	0.51797
WealthBuilder Growth Allocation Portfolio	0.00000	0.15763

On December 30, 2013, the Portfolios declared distributions from net investment income to shareholders of record on December 27, 2013. The per share amounts payable on December 31, 2013 were as follows:

Net investment income
WealthBuilder Conservative Allocation Portfolio	$0.02064
WealthBuilder Moderate Balanced Portfolio	0.00253
WealthBuilder Growth Balanced Portfolio	0.03601
WealthBuilder Growth Allocation Portfolio	0.00167

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the tax year-end of each Portfolio.

50	Wells Fargo Advantage WealthBuilder Portfolios	Other information (unaudited)

TAX INFORMATION

For the fiscal year ended May 31, 2013, WealthBuilder Conservative Allocation Portfolio distributed $300,000 of long-term capital gains in connection with share redemptions.

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available without charge on the website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information is publicly available on the website on a monthly, seven-day or more delayed basis. Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	51

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 131 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

52	Wells Fargo Advantage WealthBuilder Portfolios	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.
2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage WealthBuilder Portfolios	53

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

221302 01-14 SWBP/SAR102 11-13

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

The Portfolio of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: January 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: January 28, 2014

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date: January 28, 2014

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: January 28, 2014